     As filed with the Securities and Exchange Commission on April 26, 2005


                                                             File Nos. 333-52272
                                                                       811-05200
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment No.
                                                                              []

Post-Effective Amendment No. 9
                                                                             [x]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 112
                                                                             [x]

                        (Check Appropriate Box or Boxes)


                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                           (Exact Name of Registrant)


                      METLIFE INVESTORS INSURANCE COMPANY
                              (Name of Depositor)
22 Corporate Plaza Drive, Newport Beach, California
                                                                         92660

(Address of Depositor's Principal Executive Offices)                     (Zip
                                                                          Code)

              (Depositor's Telephone Number, including Area Code)
                                 (800) 989-3752

                    (Name and Address of Agent for Service)
                               Richard C. Pearson
                            Executive Vice President
                      MetLife Investors Insurance Company
                            22 Corporate Plaza Drive
                        Newport Beach, California 92660
                                 (949) 629-1317

                                   COPIES TO:

                                W. Thomas Conner
                        Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                              Washington, DC 20004
                                 (202)383-0590

                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[] immediately upon filing pursuant to paragraph (b) of Rule 485.


[x] on May 1, 2005 pursuant to paragraph (b) of Rule 485.


[] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts

                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                          SUPPLEMENT DATED MAY 1, 2005
                                       TO
                          PROSPECTUS DATED MAY 1, 2005

This supplements the prospectuses, dated May 1, 2005, for the 3-year Class L and Series L products issued by MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, First MetLife Investors Insurance Company and MetLife Investors USA Insurance Company (the "Companies").

Effective as of June 2, 2003, the Companies suspended any allocations and/or transfers to the Fixed Account under the Class L and Series L Contracts during the accumulation phase. This suspension is based on the authority granted to the Companies under the terms of the Contracts and on the fact that the interest rate currently credited on account values allocated or transferred to the Fixed Account equals the minimum guaranteed interest rate. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers" in the Prospectuses, and your Contract.) This suspension will terminate at the discretion of the Companies or at such time as the Companies declare an interest rate to be credited on allocations and transfers to the Fixed Account in excess of the minimum guaranteed rate.


                                                            Class/Series L
                                                            SUPP-FXL05/MO/CA/USA

                                                 -THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY

                                            METLIFE INVESTORS INSURANCE COMPANY


                                                                             AND


                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                         CLASS L


This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife
Investors or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.


The annuity contract has 29 investment choices a fixed account which offers an interest rate which is guaranteed by us, and 28 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.



MET INVESTORS SERIES TRUST (CLASS B):
     Met/AIM Mid Cap Core Equity Portfolio
     Met/AIM Small Cap Growth Portfolio
     Goldman Sachs Mid-Cap Value Portfolio
     Harris Oakmark International Portfolio
     Janus Aggressive Growth Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     MFS (Reg. TM) Research International Portfolio
     Neuberger Berman Real Estate Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio
     RCM Global Technology Portfolio
       (formerly PIMCO PEA Innovation Portfolio)
     T. Rowe Price Mid-Cap Growth Portfolio
     Third Avenue Small Cap Value Portfolio
     Turner Mid-Cap Growth Portfolio
     Van Kampen Comstock Portfolio



METROPOLITAN SERIES FUND, INC.
(CLASS B OR CLASS E, AS NOTED):

     BlackRock Money Market Portfolio

     Davis Venture Value Portfolio (Class E)
     Harris Oakmark Focused Value Portfolio
     Jennison Growth Portfolio
     MetLife Stock Index Portfolio

     Salomon Brothers U.S. Government Portfolio


MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B):
     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.

May 1, 2005


                                       1



To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2005. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 46 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901.


The contracts:

o  are not bank deposits
o  are not FDIC insured
o  are not insured by any federal government agency
o  are not guaranteed by any bank or credit union
o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 2005


                                       2


TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS .................................        4
HIGHLIGHTS .............................................        5
FEE TABLES AND EXAMPLES ................................        6
1. THE ANNUITY CONTRACT ................................       12
     Market Timing .....................................       12
2. PURCHASE ............................................       12
     Purchase Payments .................................       12
     Termination for Low Account Value .................       13
     Allocation of Purchase Payments ...................       13
     Free Look .........................................       13
     Accumulation Units ................................       14
     Account Value .....................................       14
     Replacement of Contracts ..........................       14
3. INVESTMENT OPTIONS ..................................       14
     Transfers .........................................       16
     Dollar Cost Averaging Programs ....................       19
     Three Month Market Entry Program ..................       20
     Automatic Rebalancing Program .....................       20
     Description of the MetLife Asset Allocation
       Program .........................................       20
     Voting Rights .....................................       21
     Substitution of Investment Options ................       21
4. EXPENSES ............................................       21
     Product Charges ...................................       21
     Account Fee .......................................       22
     Guaranteed Minimum Income
       Benefit - Rider Charge ..........................       22
     Guaranteed Withdrawal Benefit - Rider Charge ......       23
     Withdrawal Charge .................................       23
     Reduction or Elimination of the Withdrawal
       Charge ..........................................       23
     Premium and Other Taxes ...........................       24
     Transfer Fee ......................................       24
     Income Taxes ......................................       24
     Investment Portfolio Expenses .....................       24
5. ANNUITY PAYMENTS
     (THE INCOME PHASE) ................................       25
     Annuity Date ......................................       25
     Annuity Payments ..................................       25
     Annuity Options ...................................       25
     Guaranteed Minimum Income Benefit .................       27
     Description of GMIB II ............................       27
     Description of GMIB Plus ..........................       29
     Description of GMIB I .............................       30
     GMIB and Qualified Contracts ......................       31


6. ACCESS TO YOUR MONEY ................................       32
     Systematic Withdrawal Program .....................       32
     Guaranteed Withdrawal Benefit .....................       33
     Suspension of Payments or Transfers ...............       35
7. PERFORMANCE .........................................       35
8. DEATH BENEFIT .......................................       36
     Upon Your Death ...................................       36
     Standard Death Benefit - Principal Protection .....       36
     Optional Death Benefit - Annual Step-Up ...........       37
     Optional Death Benefit - Compounded-Plus ..........       37
     Additional Death Benefit - Earnings Preservation
       Benefit .........................................       38
     General Death Benefit Provisions ..................       38
     Spousal Continuation ..............................       39
     Death of the Annuitant ............................       39
     Controlled Payout .................................       39
9. FEDERAL INCOME TAX STATUS ...........................       39
     Taxation of Non-Qualified Contracts ...............       40
     Taxation of Qualified Contracts ...................       41
     Foreign Tax Credits ...............................       44
     Possible Tax Law Changes ..........................       44
10. OTHER INFORMATION ..................................       44
     MetLife Investors .................................       44
     The Separate Account ..............................       44
     Distributor .......................................       45
     Selling Firms .....................................       45
     Requests and Elections ............................       46
     Ownership .........................................       47
     Legal Proceedings .................................       47
     Financial Statements ..............................       48
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION .................................       48
APPENDIX A .............................................      A-1
     Condensed Financial Information ...................      A-1
APPENDIX B .............................................      B-1
     Participating Investment Portfolios ...............      B-1
APPENDIX C .............................................      C-1
     EDCA Examples with Multiple Purchase Payments......      C-1
APPENDIX D .............................................      D-1
     Guaranteed Minimum Income Benefit Examples ........      D-1
APPENDIX E .............................................      E-1
     Guaranteed Withdrawal Benefit Examples ............      E-1


                                       3

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value..............................................................14
Accumulation Phase.........................................................12
Accumulation Unit..........................................................14
Annuitant..................................................................47
Annuity Date...............................................................25
Annuity Options............................................................25
Annuity Payments...........................................................25

Annuity Units..............................................................25

Beneficiary................................................................47

Benefit Base...............................................................33
Business Day...............................................................13

Fixed Account..............................................................12

Guaranteed Principal Option................................................29
Guaranteed Withdrawal Amount...............................................33
Income Base.........................................................27 and 30

Income Phase...............................................................12
Investment Portfolios......................................................14
Joint Owners...............................................................47
Owner......................................................................47
Purchase Payment...........................................................12
Separate Account...........................................................44

                                       4


HIGHLIGHTS
The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit ("GMIB") or the guaranteed withdrawal benefit ("GWB").

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB. (See "Guaranteed Minimum Income Benefit.")

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the contracts. Your actual contract and any endorsements are the controlling documents. If you would like to review a copy of the contract and endorsements, contact our Annuity Service Center.

FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (E.G.

, a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral.

INQUIRIES. If you need more information, please contact our Annuity Service Center at:

                    MetLife Investors Distribution Company
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496

ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.

Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.


                                       5


FEE TABLES AND EXAMPLES
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE


WITHDRAWAL CHARGE (Note 1)          7%
(as a percentage of purchase
payments)
TRANSFER FEE (Note 2)               $0 (First 12 per year)
                                    $25 (Thereafter)

--------------------------------------------------------------------------------
Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses -
Withdrawal Charge.")


Number of Complete Years from            Withdrawal Charge
Receipt of Purchase Payment           (% of Purchase Payment)
-------------------------------      ------------------------
  0                                             7
  1                                             6
  2                                             5
  3 and thereafter                              0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------
PERIODIC FEES AND EXPENSES TABLE*




ACCOUNT FEE (Note 1)              $30
GUARANTEED MINIMUM
INCOME BENEFIT (GMIB PLUS,
GMIB II AND GMIB I)
RIDER CHARGE
     GMIB Plus                    0.75% of Income
                                  Base (Note 2)
     GMIB Plus                    1.50% of Income
     Upon Optional                Base (Note 2)
     Reset (maximum)
     GMIB II and                  0.50% of Income
     GMIB I                       Base (Note 2)
GUARANTEED WITHDRAWAL             0.50% of the
BENEFIT RIDER CHARGE              Guaranteed
PRIOR TO OPTIONAL RESET           Withdrawal Amount
                                  (Note 3)
GUARANTEED WITHDRAWAL             0.95% of the
BENEFIT RIDER CHARGE UPON         Guaranteed
OPTIONAL RESET (MAXIMUM)          Withdrawal Amount
                                  (Note 3)


--------------------------------------------------------------------------------

Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000.

Note 2. See "Annuity Payments (The Income Phase) -
Guaranteed Minimum Income Benefit" for a definition of the term Income Base.

Note 3. See "Access to Your Money - Guaranteed Withdrawal Benefit" for a definition of the term Guaranteed Withdrawal Amount.

*Certain periodic fees and expenses for contracts issued before May 1, 2005, are different. Certain fees and expenses may not apply during the income phase of the contract. (See "Expenses".)



                                       6


SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges)
(as a percentage of average account value in the Separate Account)


Mortality and Expense Charge                          1.35%
Administration Charge                                 0.25%
                                                      ----
Total Separate Account Annual Expenses                1.60%
Death Benefit Rider Charges (Optional)
   (as a percentage of average account value in
   the Separate Account)
Optional Death Benefit - Annual Step-Up               0.20%
Optional Death Benefit - Compounded-Plus              0.35%
Additional Death Benefit - Earnings
   Preservation Benefit                               0.25%

--------------------------------------------------------------------------------


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

--------------------------------------------------------------------------------


Total Annual Portfolio               Minimum        Maximum
                                     ----           ----
Expenses (expenses that are           0.55%          1.39%
deducted from investment
portfolio assets, including
management fees, 12b-1/service
fees, and other expenses)**



--------------------------------------------------------------------------------
** These expenses include the estimated total annual operating expenses of the MetLife asset allocation portfolios, as well as the weighted average of the underlying investment portfolios (before applicable expense limitations) according to the allocation targets in place as of May 1, 2005.


FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "DISTRIBUTOR."


                                       7

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.





                                                           MANAGEMENT        12B-1/SERVICE
                                                              FEES                FEES
                                                          ------------      ---------------
MET INVESTORS SERIES TRUST
 Met/AIM Mid Cap Core Equity Portfolio(1)                     0.73%              0.25%
 Met/AIM Small Cap Growth Portfolio(1)                       0.90%              0.25%
 Goldman Sachs Mid-Cap Value Portfolio                        0.75%              0.25%
 Harris Oakmark International Portfolio(1)                   0.84%              0.25%
 Janus Aggressive Growth Portfolio(1)                         0.68%              0.25%
 Lord Abbett Bond Debenture Portfolio                        0.52%              0.25%
 Lord Abbett Growth and Income Portfolio(1)                   0.52%              0.25%
 MFS (Reg. TM) Research International Portfolio(1)           0.77%              0.25%
 Neuberger Berman Real Estate Portfolio                       0.70%              0.25%
 Oppenheimer Capital Appreciation                            0.60%              0.25%
 Portfolio(1)
 PIMCO Inflation Protected Bond Portfolio                     0.50%              0.25%
 PIMCO Total Return Portfolio                                0.50%              0.25%
 RCM Global Technology Portfolio                              0.90%              0.25%
 T. Rowe Price Mid-Cap Growth Portfolio(1)                   0.75%              0.25%
 Third Avenue Small Cap Value Portfolio                       0.75%              0.25%
 Turner Mid-Cap Growth Portfolio                             0.80%              0.25%
 Van Kampen Comstock Portfolio(2)                             0.65%              0.25%
METROPOLITAN SERIES FUND, INC.
 BlackRock Money Market Portfolio                             0.35%              0.25%
 Davis Venture Value Portfolio                               0.72%              0.15%
 Harris Oakmark Focused Value Portfolio                       0.73%              0.25%
 Jennison Growth Portfolio                                   0.65%              0.25%
 MetLife Stock Index Portfolio                                0.25%              0.25%
 Salomon Brothers U.S. Government Portfolio                  0.55%              0.25%



                                                                                                                     NET
                                                                                TOTAL          CONTRACTUAL          TOTAL
                                                                                ANNUAL           EXPENSE           ANNUAL
                                                              OTHER           PORTFOLIO          SUBSIDY          PORTFOLIO
                                                           EXPENSES(1)         EXPENSES        OR DEFERRAL         EXPENSE
                                                          -------------      -----------      -------------      ----------
MET INVESTORS SERIES TRUST
 Met/AIM Mid Cap Core Equity Portfolio(1)                     0.10%             1.08%             0.00%             1.08%
 Met/AIM Small Cap Growth Portfolio(1)                       0.14%             1.29%             0.00%             1.29%
 Goldman Sachs Mid-Cap Value Portfolio                        0.14%             1.14%             0.00%             1.14%
 Harris Oakmark International Portfolio(1)                   0.14%             1.23%             0.00%             1.23%
 Janus Aggressive Growth Portfolio(1)                         0.14%             1.07%             0.00%             1.07%
 Lord Abbett Bond Debenture Portfolio                        0.06%             0.83%             0.00%             0.83%
 Lord Abbett Growth and Income Portfolio(1)                   0.05%             0.82%             0.00%             0.82%
 MFS (Reg. TM) Research International Portfolio(1)           0.30%             1.32%             0.07%             1.25%
 Neuberger Berman Real Estate Portfolio                       0.03%             0.98%             0.00%             0.98%
 Oppenheimer Capital Appreciation                            0.10%             0.95%             0.00%             0.95%
 Portfolio(1)
 PIMCO Inflation Protected Bond Portfolio                     0.06%             0.81%             0.00%             0.81%
 PIMCO Total Return Portfolio                                0.06%             0.81%             0.00%             0.81%
 RCM Global Technology Portfolio                              0.01%             1.16%             0.00%             1.16%
 T. Rowe Price Mid-Cap Growth Portfolio(1)                   0.16%             1.16%             0.01%             1.15%
 Third Avenue Small Cap Value Portfolio                       0.07%             1.07%             0.00%             1.07%
 Turner Mid-Cap Growth Portfolio                             0.05%             1.10%             0.00%             1.10%
 Van Kampen Comstock Portfolio(2)                             0.13%             1.03%             0.00%             1.03%
METROPOLITAN SERIES FUND, INC.
 BlackRock Money Market Portfolio                             0.07%             0.67%             0.01%             0.66%
 Davis Venture Value Portfolio                               0.06%             0.93%             0.00%             0.93%
 Harris Oakmark Focused Value Portfolio                       0.05%             1.03%             0.00%             1.03%
 Jennison Growth Portfolio                                   0.06%             0.96%             0.00%             0.96%
 MetLife Stock Index Portfolio                                0.05%             0.55%             0.01%             0.54%
 Salomon Brothers U.S. Government Portfolio                  0.09%             0.89%             0.00%             0.89%




                                                  MANAGEMENT        12B-1/SERVICE           OTHER
                                                     FEES                FEES            EXPENSES(1)
                                                 ------------      ---------------      -------------
 MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Defensive Strategy Portfolio(3)            0.10%              0.25%               0.36%
 MetLife Moderate Strategy Portfolio(3)              0.10%              0.25%               0.10%
 MetLife Balanced Strategy Portfolio(3)             0.08%              0.25%               0.03%
 MetLife Growth Strategy Portfolio(3)                0.08%              0.25%               0.04%
 MetLife Aggressive Strategy Portfolio(3)           0.10%              0.25%               0.17%



                                                                                                         NET TOTAL
                                                                                                          ANNUAL
                                                                                                         PORTFOLIO
                                                                                                         EXPENSES
                                                                                         NET             INCLUDING
                                                    TOTAL          CONTRACTUAL          TOTAL            ESTIMATED
                                                    ANNUAL           EXPENSE            ANNUAL          EXPENSES OF
                                                  PORTFOLIO          SUBSIDY          PORTFOLIO         UNDERLYING
                                                   EXPENSES        OR DEFERRAL         EXPENSE         PORTFOLIOS(3)
                                                 -----------      -------------      -----------      --------------
 MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Defensive Strategy Portfolio(3)           0.71%             0.36%             0.35%              1.03%
 MetLife Moderate Strategy Portfolio(3)             0.45%             0.10%             0.35%              1.06%
 MetLife Balanced Strategy Portfolio(3)            0.36%             0.01%             0.35%              1.10%
 MetLife Growth Strategy Portfolio(3)               0.37%             0.02%             0.35%              1.15%
 MetLife Aggressive Strategy Portfolio(3)          0.52%             0.17%             0.35%              1.18%


                                       8


The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2005, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2006 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2004.

(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are:
    0.05% for the Met/AIM Mid Cap Core Equity Portfolio; 0.06% for the Met/AIM Small Cap Growth Portfolio; 0.01% for the Harris Oakmark International Portfolio; 0.07% for the Janus Aggressive Growth Portfolio; 0.02% for the Lord Abbett Growth and Income Portfolio; 0.14% for the MFS (Reg. TM) Research International Portfolio; 0.04% for the Oppenheimer Capital Appreciation Portfolio; and 0.09% for the T. Rowe Price Mid-Cap Growth Portfolio.

(2) Portfolio expenses for this investment portfolio are estimated for the year ended December 31, 2005.

(3) Total Annual Portfolio Expenses for the MetLife Defensive Strategy

    Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy

    Portfolio, MetLife Growth Strategy Portfolio and MetLife Aggressive

    Strategy Portfolio are annualized based on the months the portfolios were in operation in 2004. All of the portfolios commenced operations on

    November 3, 2004. Because the portfolios invest in other underlying portfolios, each portfolio also will bear its pro rata portion of the operating expenses of the underlying investment portfolios in which the portfolio invests, including the management fee, which is not reflected in the above table. The estimated expenses of the underlying portfolios

    (after applicable expense limitations) according to the allocation targets
     -----
    in place as of the date of this prospectus are: 0.68% for the MetLife

    Defensive Strategy Portfolio; 0.71% for the MetLife Moderate Strategy

    Portfolio; 0.75% for the MetLife Balanced Strategy Portfolio; 0.80% for

    the MetLife Growth Strategy Portfolio; and 0.83% for the MetLife

    Aggressive Strategy Portfolio. The estimated total annual operating expenses of the portfolios, including the weighted average of the total operating expenses of the underlying investment portfolios (before
                                                                ------
    applicable expense limitations) according to the allocation targets in place as of the date of this prospectus are: 1.39% for the MetLife Defensive Strategy Portfolio; 1.16% for the MetLife Moderate Strategy Portfolio; 1.11% for the MetLife Balanced Strategy Portfolio; 1.17% for the MetLife Growth Strategy Portfolio; and 1.35% for the MetLife Aggressive Strategy Portfolio. Therefore, contract owners may be able to realize lower aggregate expenses by investing directly in the underlying investment portfolios instead of the portfolios. A contract owner who chooses to invest directly in the underlying investment portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory, LLC. (See the fund prospectus for a description of the target allocations.)



                                       9

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). THE WEIGHTED AVERAGE (BEFORE APPLICABLE EXPENSE LIMITATIONS) OF 1.39% FOR THE METLIFE DEFENSIVE STRATEGY PORTFOLIO IS USED AS THE INVESTMENT PORTFOLIO WITH THE MAXIMUM FEES AND EXPENSES IN THE EXAMPLES BELOW. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit-Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit ("GMIB Plus") rider, assuming you elect the Optional Reset of the GMIB Plus and as a result, the GMIB Plus rider charge increases to the maximum charge permitted on an Optional Reset of 1.50%, which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                                     Time Periods
       1 year                  3 years               5 years               10 years
--------------------       ---------------       ---------------       ---------------
      (a)$1,243.41          (a)$2,067.32          (a)$2,998.09          (a)$5,363.40
      (b)$1,160.06          (b)$1,823.38          (b)$2,603.08          (b)$4,648.42


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                                    Time Periods
       1 year                 3 years               5 years               10 years
-------------------       ---------------       ---------------       ---------------
       (a)$443.41          (a)$1,347.32          (a)$2,458.09          (a)$5,363.40
       (b)$360.06          (b)$1,103.38          (b)$2,063.08          (b)$4,648.42



CHART 2. Chart 2 below assumes that you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider or the Guaranteed Withdrawal Benefit ("GWB") rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                                     Time Periods
       1 year                  3 years               5 years               10 years
--------------------       ---------------       ---------------       ---------------
      (a)$1,005.19          (a)$1,382.83          (a)$1,584.20          (a)$3,222.40
        (b)$921.34          (b)$1,132.33          (b)$1,168.85          (b)$2,506.35


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                                    Time Periods
       1 year                 3 years              5 years               10 years
--------------------       -------------       ---------------       ---------------
       (a)$ 305.19          (a)$932.63         (a)$1,584. 20          (a)$3,222.40
        (b)$221.34          (b)$682.33         (b)$1,168.85           (b)$2,506.35


                                       10

The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.


                                       11

1. THE ANNUITY CONTRACT
This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us (the minimum rate on the fixed account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2,
2003). If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.

The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from a variable annuity payment option to the fixed annuity payment. Please see the terms of your actual contract for more detailed information.

As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information."


MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."



2. PURCHASE
PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.



                                       12


o  The minimum initial purchase payment we will accept is $10,000.


o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o  We will accept a different amount if required by federal tax law.

We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE

We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

o  a transfer was made out of the fixed account within the previous 180 days.


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or DCA program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), you must notify us of your chosen allocation one or more days prior to submitting the payment. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Requests and Elections.")

FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.



                                       13

ACCUMULATION UNITS


The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:
   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE

ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

REPLACEMENT OF CONTRACTS

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your account representative whether the exchange would be advantageous, given the contract features, benefits and charges.



3. INVESTMENT OPTIONS

The contract offers 28 INVESTMENT PORTFOLIOS which are listed below. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


                                       14

WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A SUMMARY OF ADVISERS AND SUBADVISERS, INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. We do not receive compensation from any of the advisers or subadvisers of any of the investment portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. (or their affiliates) for administrative or other services relating to the portfolios, excluding 12b-1 fees (see below). However, we and certain of our affiliated insurance companies are joint owners of our affiliated investment advisers, MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolio. We may benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.) Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the contracts.


Each of the Met Investors Series Trust and Metropolitan Series Fund, Inc. has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor".) The payments are deducted from assets of the investment portfolios and are paid to our distributor, MetLife Investors Distribution Company. These payments decrease the portfolio's investment return.

We select the investment portfolios offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included investment portfolios based on recommendations made by selling firms through which the contract is sold. We review the investment portfolios periodically and may remove an investment portfolio or limit it availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the



                                       15


selection criteria, and/or if the investment portfolio has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular investment portfolio.



MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract:


     Met/AIM Mid Cap Core Equity Portfolio
     Met/AIM Small Cap Growth Portfolio
     Goldman Sachs Mid-Cap Value Portfolio
     Harris Oakmark International Portfolio
     Janus Aggressive Growth Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     MFS (Reg. TM) Research International Portfolio
     Neuberger Berman Real Estate Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio
     RCM Global Technology Portfolio
         (formerly PIMCO PEA Innovation Portfolio)
     T. Rowe Price Mid-Cap Growth Portfolio
     Third Avenue Small Cap Value Portfolio
     Turner Mid-Cap Growth Portfolio
     Van Kampen Comstock Portfolio



METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or Class E, as noted, portfolios are available under the contract:

     BlackRock Money Market Portfolio

     Davis Venture Value Portfolio (Class E)
     Harris Oakmark Focused Value Portfolio
     Jennison Growth Portfolio
     MetLife Stock Index Portfolio

     Salomon Brothers U.S. Government Portfolio

MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contracts:

     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio


TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -
Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:

o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

o  Your request for transfer must clearly state how much the transfer is for.

o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).


                                       16

o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year.

o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the section "Annuity Payments (The Income Phase) - Description of GMIB Plus - Allocation Limitations."


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:

o  The credited interest rate is equal to the guaranteed minimum rate;

o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or


o  A transfer was made out of the fixed account within the previous 180 days.

During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")

All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry, and Automatic Rebalancing Programs.

MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).



                                       17


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the Met/AIM Small Cap Growth, Harris Oakmark International, Lord Abbett Bond Debenture, MFS (Reg. TM) Research International, and Third Avenue Small Cap Value Portfolios) and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature. If we impose this restriction on your transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The account value will not be affected by any gain or loss due to the transfer and your account value will be the same as if the transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to market timing. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the contract. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts.

The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios.

In addition, contract owners and other persons with interests in the contracts should be aware that some investment portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/ or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the investment portfolios.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing



                                       18


activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAMS

We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1.    STANDARD DOLLAR COST AVERAGING (DCA)

     This program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only) or from a money market investment portfolio to any of the other investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.

You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase Payment -
Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus rider.


2.    ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)
     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

(See Appendix C for further examples of EDCA with multiple purchase payments.)

The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate


                                       19

earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.

An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.

We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current EDCA or DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.


EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Janus Aggressive Growth Portfolio. Over the next 21/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Janus Aggressive Growth Portfolio to increase those holdings to 60%.

DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM

The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. Met Investors Advisory, LLC ("Met Investors



                                       20


Advisory"), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.

METLIFE ASSET ALLOCATION PORTFOLIOS
-----------------------------------

     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio

Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, Met Investors Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each portfolio's asset allocations among equities, fixed income and cash/money market securities including the allocation within such asset classes and may make changes in the target allocations. Approximately every 90 days, the portfolios will be rebalanced to their previously established target allocations. (See the fund prospectus for a description of the target allocations.)

Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios which may be available for investment and with the selection of an allocation of each portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.


VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.



4. EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.35% of the average daily net asset value of each investment portfolio. For contracts issued prior to May 1, 2003, the Mortality and Expense Charge on an annual basis is 1.45% of the average daily net asset value of each investment portfolio.


This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made


                                       21

under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:


      Annual Step-Up Death Benefit              0.20%
      Compounded-Plus Death Benefit             0.35%
      Additional Death Benefit - Earnings
         Preservation Benefit                   0.25%

For contracts issued prior to May 1, 2003, the percentage charge for the Compounded-Plus Death Benefit is 0.15% of the average daily net asset value of each investment portfolio.

ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME
BENEFIT - RIDER CHARGE


We offer Guaranteed Minimum Income Benefit ("GMIB") riders which you can select when you purchase the contract. If you select the GMIB Plus rider, we will assess a charge during the accumulation phase equal to 0.75% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed. If you elect an Optional Reset of the GMIB Plus rider on the third contract anniversary or thereafter as permitted, we may increase the GMIB Plus rider charge to the charge applicable to current contract purchases at the time of the reset but no more than a maximum of 1.50% of the income base. If you select the GMIB II or GMIB I rider, the charge is 0.50% of the income base at the time the charge is assessed.

For contracts issued from May 1, 2003 and prior to May 1, 2005 for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the income base if you elected either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit".) For contracts issued on and after May 1, 2005, the rider charge will not be reduced if you elect either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the income base.

The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata



                                       22


portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each account bears to your total account value.

GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE

We offer a Guaranteed Withdrawal Benefit ("GWB") rider which you can select when you purchase the contract. If you elect the GWB, a charge is deducted from your account value on each contract anniversary. The charge is equal to 0.50% of the Guaranteed Withdrawal Amount (see "Access To Your Money - Guaranteed Withdrawal Benefit") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. The GWB rider charge is deducted from your account value pro rata from each investment option, the fixed account and the EDCA account in the ratio each account bears to your total account value. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person) or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed. If you elect an Optional Reset of the GWB on the 5th contract anniversary or thereafter as permitted, we may increase the GWB rider charge to the charge applicable to current contract purchases at the time of the reset but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount. The GWB rider charge will continue even if your Benefit Base has been reduced to zero.


WITHDRAWAL CHARGE

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then

2.    The free withdrawal amount described below; then

3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. However, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:


Number of Complete Years from            Withdrawal Charge
Receipt of Purchase Payment           (% of Purchase Payment)
-------------------------------      ------------------------
  0                                             7
  1                                             6
  2                                             5
  3 and thereafter                              0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.

We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB annuity payments. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract.


NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser


                                       23


already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an account value credit.

NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.

TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional purchase payments once this waiver is used.

The Nursing Home or Hospital Confinement Rider and/or Terminal Illness Rider may not be available in your state. (Check with your registered representative regarding availability). For contracts issued on and after May 1, 2005, these riders are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home/ Hospital Confinement and Terminal Illness riders. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and


                                       24

expenses are not charges under the terms of the contract, but are represented in the share values of the investment portfolios.



5.  ANNUITY PAYMENTS
        (THE INCOME PHASE)
ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days prior notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:

o  fixed annuity payments, or

o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.

If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your payment will vary and will depend upon 3 things:



1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

3)    the performance of the investment portfolios you selected.


At the time you purchase the contract, you select the AIR, which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.

Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from a variable annuity payment option to a fixed annuity payment option, this may result in a reduction in the amount of annuity payments.

If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.



                                       25


If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied. This annuity option permits withdrawal of a commuted value. (See "Federal Income Tax Status - Other Tax Issues.")


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. When the annuitant dies, if you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. However, if you do not want to continue receiving annuity payments at the last death of the annuitant and the joint annuitant, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. After commencement of this annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.

There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status".)



In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to



                                       26

your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


GUARANTEED MINIMUM INCOME BENEFIT

At the time you buy the contract, you may elect a Guaranteed Minimum Income Benefit ("GMIB"). Effective May 1, 2005, we offer three different versions of the Guaranteed Minimum Income Benefit, a maximum of two of which will be offered in any particular state. Please check with your financial representative on which versions are available in your state. Version I is known as GMIB I, version II is known as GMIB II and version III is known as GMIB Plus (collectively these will be referenced as "GMIB"). All three versions of the GMIB are described below. You may not have this benefit and the Guaranteed Withdrawal Benefit in effect at the same time.

It is important to recognize that the GMIB does not establish or guarantee your account value or a minimum return for any investment portfolio, and the "income base" that is guaranteed by the GMIB is not available for cash withdrawals. Rather, the GMIB is designed to provide you with a predictable minimum level of income for life after a minimum 10-year waiting period regardless of investment performance or actual account value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments.

The amount of the benefit is determined by applying the income base (described below) at the time of exercise to the GMIB Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. The annuity rates in the Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB II, GMIB Plus or GMIB I produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates. In this case, your annuity payments will be higher if you do not exercise the rider.

(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB II

The GMIB II may be exercised after a 10 year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30 day period following the contract anniversary on or following the owner's 85th birthday. The GMIB II is only available for owners up through age 75, and you can only elect the GMIB II at the time you purchase the contract. Once elected, the rider cannot be terminated except as discussed below.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.

(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.

(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:

    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter; and

    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:

         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or

         (2) If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these



                                       27

               withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or other payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.

In determining the GMIB II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base.

The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary on or following the owner's 85th birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.

OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the contract, then annuitant will be considered the owner in determining the income base and GMIB II annuity payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB II annuity payments.

EXERCISING THE GMIB II RIDER. If you exercise the GMIB II, you must elect to receive annuity payments under one of the following fixed annuity options:

(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:


 Age at Annuitization         Guarantee Period
----------------------       -----------------
          80                         9
          81                         8
          82                         7
          83                         6
       84 and 85                     5

(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed.

These options are described in the contract and the GMIB II rider.

If you exercise the GMIB II, your annuity payments will be the greater of:

o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or

o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

Partial annuitizations are not permitted under the GMIB II.

If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

If you choose not to receive annuity payments as guaranteed under the GMIB II, you may elect any of the annuity options available under the contract.

TERMINATING THE GMIB II RIDER. Except as otherwise provided in the GMIB II rider, the GMIB II will terminate upon the earliest of:

    a) The 30th day following the contract anniversary on or following your 85th birthday;

    b)    The date you make a complete withdrawal of your account value;

                                       28

    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB II;

    d) Death of the owner or joint owner (unless the spouse (aged 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract; or

    e) A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.

When the GMIB II rider terminates, the corresponding GMIB II rider charge terminates.


DESCRIPTION OF GMIB PLUS

The GMIB Plus is identical to the GMIB II, described above, with the following differences: (1) you may exercise a "GUARANTEED PRINCIPAL OPTION" in which case you receive an additional amount to be added to the account value in lieu of taking GMIB payments; (2) you may be permitted to periodically reset the Annual Increase Amount; (3) you are limited to allocating your account value to certain investment choices; (4) the termination provisions are expanded; and
(5) the additional charge for the GMIB Plus is 0.75% (rather than 0.50% for the GMIB II) of the income base (with a maximum charge of 1.50% of the income base applicable upon exercise of the Optional Reset feature). A description of these features follows.

GUARANTEED PRINCIPAL OPTION. Starting with the tenth contract anniversary prior to the owner's 86th birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible contract anniversary.

By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:

(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal (including applicable withdrawal charges) and

(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.

The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio and EDCA account in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios.

The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is elected, the GMIB Plus rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue.

OPTIONAL RESET. On any contract anniversary on or after the third contract anniversary, you may elect to reset the Annual Increase Amount to the account value. Such a reset may be beneficial if your account value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. However, resetting the Annual Increase Amount will increase your waiting period for exercising the GMIB Plus by restarting it again. You may elect to reset the Annual Increase Amount only if (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset. We must receive your request to exercise the Optional Reset in writing, at our Annuity Service Center, or any other method that we agree to, within a 30 day period prior to the applicable contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least three years since the last Optional Reset and all other requirements are met. We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract.

The Optional Reset will:

(1) reset the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Reset election;

(2)    reset the GMIB Plus waiting period to the tenth


                                       29


     contract anniversary following the date the Optional Reset took effect;
     and

(3) reset the GMIB Plus rider charge to the then current level we charge for the GMIB Plus rider at the time of the reset, up to the Maximum Optional Reset Fee Rate (not to exceed 1.50%).

On the date of the reset, the account value on that day will be treated as a single purchase payment received on the date of the reset for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the reset.

ALLOCATION LIMITATIONS. If you elect to purchase the GMIB Plus, unlike the GMIB II or GMIB I, you are limited to allocating your purchase payments and account value among the following investment portfolios:

(1) the MetLife Defensive Strategy Portfolio,

(2) the MetLife Moderate Strategy Portfolio,

(3) the MetLife Balanced Strategy Portfolio, or

(4) the MetLife Growth Strategy Portfolio

You may also elect to participate in the enhanced dollar cost averaging program, provided that your destination investment portfolios are one or more of the above listed investment portfolios.

TERMINATION PROVISIONS. GMIB Plus will terminate upon the effective date of the Guaranteed Principal Option in addition to the other termination provisions described above under "Terminating the GMIB II Rider." Also, for GMIB Plus only the following replaces termination provision e) above;

o a change for any reason of the owner or joint owner or annuitant, if a non-natural person owns the contract, unless we agree otherwise.


DESCRIPTION OF GMIB I

You can only elect the GMIB I at the time you purchase the contract and if you are age 75 or less. Once elected, the rider cannot be terminated except as described below. The GMIB I may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:

(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:

         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that withdrawal; or

         (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.

(c)    An amount equal to the withdrawal charge which

                                       30

     would be assessed upon a complete withdrawal plus premium and other taxes.


It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB I payments and charges for the GMIB I rider.

OWNERSHIP. While the GMIB I rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will be deemed to be the owner in determining the income base and GMIB I payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.

Upon the exercise of the GMIB I, your annuity payments will be the greater of:

o The annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or

o The annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


EXERCISING THE GMIB I RIDER. When you elect to receive annuity payments under the GMIB I, you have your choice of two fixed annuity options:

(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:




  Age at Annuitization                  Guarantee Period
---------------------------------       -----------------
           80                                   9
           81                                   8
           82                                   7
           83                                   6
        84 and 85                               5



(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed.


TERMINATING THE GMIB I RIDER. The GMIB I rider will terminate upon the earliest of:

o The date you elect to receive annuity payments either under the GMIB I rider or the contract;

o The 30th day following the contract anniversary immediately after your 85th birthday;

o  The date you make a complete withdrawal of your account value;


o Death of the owner or death of the annuitant if a non-natural person owns the contract; or

o A change for any reason of the owner, joint owner or the annuitant, if a non-natural person, owns the contract.


MetLife Investors currently waives the contractual requirement that terminates the GMIB I rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "General Death Benefit Provisions.") In such event the spouse may elect to continue the GMIB I rider. This waiver is permanent for contracts issued before notice of the termination of the waiver.


When the GMIB I rider terminates, the corresponding GMIB I rider charge terminates.

GMIB AND QUALIFIED CONTRACTS

The GMIB may have limited usefulness in connection with a qualified contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where the owner is planning to exercise the rider on a date later than the beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB.


Additionally, the GMIB may not be appropriate for purchase by a beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. The GMIB benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution requirements will be met in all cases where income payments under a life contingent annuity (such as provided under the GMIB) do not begin until after the year following the year of death, as would be the case with a GMIB benefit purchased by such



                                       31


beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised. You should consult your registered representative or tax adviser prior to electing a GMIB rider.

In view of applicable tax requirements, the GMIB riders are not available for purchase under a decedent's IRA when the owner died in or after the year in which he or she attains age 701/2.




6. ACCESS TO YOUR MONEY
You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1)    by making a withdrawal (either a partial or a complete withdrawal);

(2)    by electing to receive annuity payments; or

(3)    when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

o  less any applicable withdrawal charge,

o  less any premium or other tax,

o  less any account fee, and


o  less any applicable pro rata GMIB or GWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven
(7) days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.


How to withdraw all or part of your account value.

o You must submit a request to our Annuity Service Center. (See "Requests and Elections.")

o You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")

o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be


                                       32

considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

GUARANTEED WITHDRAWAL BENEFIT

In states where approved, you may elect the Guaranteed Withdrawal Benefit ("GWB") as an optional rider to your contract. You may elect the GWB rider prior to age 86 at the time you purchase a contract. The GWB is a guaranteed minimum withdrawal benefit that guarantees the complete return of your purchase payments - plus a 5% bonus amount - over time. You may begin taking withdrawals immediately or at a later time. The GWB is intended to protect you against poor market performance only if your annual withdrawals or amounts applied to an annuity option are less than or equal to a specified amount as described in more detail below. However, the GWB does not establish or guarantee an account value or minimum return for any investment portfolio. Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Once elected, the GWB rider cannot be terminated except as described below. You may not elect both the GWB and GMIB riders under your contract.

The GWB guarantees that, PROVIDED WITHDRAWALS OR AMOUNTS APPLIED TO AN ANNUITY OPTION DO NOT EXCEED THE ANNUAL BENEFIT PAYMENT (THE INITIAL ANNUAL BENEFIT PAYMENT IS CURRENTLY 7% OF YOUR INITIAL PURCHASE PAYMENT PLUS THE GWB BONUS AMOUNT) IN ANY CONTRACT YEAR, the total payments that you or your beneficiary will receive from the contract over time will equal or exceed the Guaranteed Withdrawal Amount, which initially equals your purchase payments (and any applicable GWB Bonus Amount).

IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE GUARANTEED WITHDRAWAL AMOUNT. THIS REDUCTION MAY BE SIGNIFICANT. HOWEVER, THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (WHICH DOES NOT DECREASE DUE TO WITHDRAWALS) UNTIL TERMINATION OF THE CONTRACT.

BENEFIT BASE. Your initial BENEFIT BASE is equal to the initial GUARANTEED WITHDRAWAL AMOUNT, calculated as your initial purchase payment plus the GWB Bonus Amount. Thereafter, the Benefit Base is calculated separately from the Guaranteed Withdrawal Amount. Your Benefit Base will change as purchase payments and withdrawals are made, or as the result of an Optional Reset, while your Guaranteed Withdrawal Amount may change only as purchase payments are made, or as the result of an Optional Reset.

The Benefit Base is equal to:

o Your initial purchase payment, increased by any applicable GWB Bonus Amount (currently, 5% for the initial purchase payment);

o Increased by each subsequent purchase payment, and by any applicable GWB Bonus Amount (currently, 5% of each subsequent purchase payment);

o Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable withdrawal charges) and amounts applied to an annuity option (currently, you may not apply amounts less than your entire account value to an annuity option); and

o If a Benefit Paid from your contract is not payable to the contract owner or contract owner's bank account (or annuitant's bank account, if the owner is a non-natural person) or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Amount, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.

ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate, currently 7%. The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of the Annual Benefit Payment before the subsequent purchase payment and the GWB



                                       33


Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment.

Benefits Paid from your contract have the following effect. If annual Benefits Paid from your contract do not exceed the Annual Benefit Payment, the Annual Benefit Payment will not decrease. If a Benefit Paid from your contract does result in annual Benefits Paid during a contract year exceeding the Annual Benefit Payment or is not payable to the contract owner or contract owner's bank account (or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the Benefit Paid multiplied by the GWB Withdrawal Rate.

For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 701/2. A beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) may be required to take such withdrawals which must commence, in accordance with tax regulations, by the end of the calendar year following the year of the owner's death. These required distributions may be larger than the Annual Benefit Payment and may therefore adversely impact your guarantee under the GWB rider.

GUARANTEED WITHDRAWAL AMOUNT. The initial GUARANTEED WITHDRAWAL AMOUNT is equal to your initial purchase payment plus the GWB Bonus Amount. The total amount guaranteed to be withdrawn over time may be less than the Guaranteed Withdrawal Amount if your annual withdrawals exceed the Annual Benefit Payment. However, the Guaranteed Withdrawal Amount is always the amount against which the GWB rider charge is calculated. The Guaranteed Withdrawal Amount may increase with additional purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of the (1) Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount.

OPTIONAL RESET. An Optional Reset can result in an increase of the Annual Benefit Payment, the Benefit Base, the Guaranteed Withdrawal Amount and the GWB rider charge. The Optional Reset can result in a decrease of the Annual Benefit Payment and Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Starting with the fifth contract anniversary prior to the owner's 86th birthday, you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your account value is larger than the Benefit Base immediately before the reset. We must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least five years since the last Optional Reset. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. The reset will:

o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset plus the applicable GWB Bonus Amount (currently, 0%);

o Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (currently 7%); and

o Reset the GWB rider charge equal to the then current level we charge at the time of the reset, up to the Maximum Optional Reset Fee Rate (currently 0.95%).

The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. Locking in a higher Benefit Base increases your total future guaranteed withdrawal payments, but may decrease the amount of the Annual Benefit Payment if, before the reset, the account value is less than the Guaranteed Withdrawal Amount.

TERMINATION OF THE GWB RIDER. The GWB rider will terminate:

1.    When you take a total withdrawal of your account value;

2.    The date you apply your account value to an annuity option;

3.    When your account value is not sufficient to pay the


                                       34


     charge for this benefit (whatever account value is available will be applied to pay the annual GWB rider charge);

4. When the owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person;

5. There is a change in owners, joint owners or annuitants (if the owner is a non-natural person); or

6.    When the contract is terminated.

ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the owner (or the annuitant if the owner is a non-natural person) or to your beneficiary, if you or the annuitant should die, on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code.

If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while this benefit is in effect, your beneficiary may elect to receive the Guaranteed Withdrawal Benefit as a death benefit instead of the standard death benefit, the Annual Step-Up death benefit or the Compounded-Plus death benefit, if those benefits had been purchased by the owner(s). Otherwise, the provisions of those death benefits will determine the amount of the death benefit.

If the beneficiary elects the death benefit under the Guaranteed Withdrawal Benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently then annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing.

We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and non-qualified contracts subject to
Section 72(s)). If you terminate the GWB rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.

(See Appendix E for examples of the GWB.)


SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o  trading on the New York Stock Exchange is restricted;

o an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.



7. PERFORMANCE
We periodically advertise subaccount performance relating to the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation


                                       35


unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge and GMIB or GWB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, GMIB or GWB rider charge and the investment portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We may advertise the guaranteed minimum income benefit or guaranteed withdrawal benefit riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.

8. DEATH BENEFIT
UPON YOUR DEATH


If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider or the Compounded-Plus death benefit rider and you can also select the Additional Death Benefit - Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.


If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION

The death benefit will be the greater of:

(1)    the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of


                                       36

the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP

If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:

(1)    the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)    the highest anniversary value, as defined below.

On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and

o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS

If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:

(1)    the account value; or

(2)    the enhanced death benefit.

The enhanced death benefit is the greater of (a) or (b) below:

    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and

         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:

    (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your


                                       37

          account value as of the effective date of the owner change; and

    (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).

ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a)    is the death benefit under your contract; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.



              Benefit Percentage
Issue Age                            Percentage
-----------------------------       -----------
  Ages 69 or younger                     40%
  Ages 70-79                             25%
  Ages 80 and above                       0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution


                                       38

of required minimum distributions from Individual Retirement Accounts.


There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from individual accounts. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached 701/2 (which may be more or less than five years after the annuitant's death). (See "Federal Income Tax Status.")


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60 day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. Spousal continuation will not satisfy minimum required distribution rules for tax qualified contracts other than IRAs.


DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.



9. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary


                                       39

according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (E.G., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 591/2;

o  made on or after the death of an owner;

o  attributable to the taxpayer's becoming disabled;

o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

o under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity



                                       40


payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information as well as "General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2005, $4,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 591/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and its riders. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the



                                       41

imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2005. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 591/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 591/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Proposed income tax regulations issued in November 2004, would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

The proposed regulations will generally not be effective until taxable years beginning after December 31, 2005, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.


SECTION 457(B) PLANS. An eligible 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are


                                       42

owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period.

The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consquences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:

o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 591/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 591/2.

o The possibility that the exercise of the commutations feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.



                                       43


A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.



10. OTHER INFORMATION
METLIFE INVESTORS


MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidary of MetLife. MetLife is a leading provider of insurance and financial products and services to individual and group customers.


We are licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of


                                       44

Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 22 Corporate Plaza Drive, Newport Beach, CA 92660, for the distribution of the contracts. We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

The sales representatives and managers of our affiliates may be eligible for additional cash compensation such as bonuses, stock options, training allowances, supplemental salary, payments based on a percentage of the contract's account value, financing arrangements, medical and other insurance benefits, retirement benefits and other benefits. The amount of this additional compensation is based primarily on the amount of proprietary products sold. Proprietary products are products issued by MetLife Investors and its affiliates. Sales representatives of affiliates must meet a minimum level of sales of proprietary products in order to maintain their eligibility for the additional cash compensation. Sales representatives and managers of our affiliates are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes and awards.

Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature and similar services.

All of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.25% of Separate Account assets invested in the particular investment portfolio.

SELLING FIRMS

The Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. A group of selected selling firms receive additional compensation, which may include marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from the general account of the Company. A portion of the payments made to selling firms may be passed on to their account representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 6% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions



                                       45


beginning in year two up to 1.00% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as annuity payments). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.

The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2004, as well as the range of additional compensation paid.)

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.


Requests for service may be made:

o  Through your registered representative

o By telephone at 1-800-343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

o  In writing to our Annuity Service Center

o  By fax at (515) 457-4400 or

o  By Internet at www.metlifeinvestors.com

All other requests must be in written form, satisfactory to us.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means


                                       46

are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone and computer systems may not always be available. Any telephone or computer systems, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.

CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.

These rights include the right to:

o  change beneficiary.

o change the annuitant before the annuity date (subject to our underwriting and administrative rules).

o  assign the contract (subject to limitation).

o  change the payment option.

o exercise all other rights, benefits, options and privileges allowed by the contract or us.

The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The annuitant and the owner do not have to be the same person except as required under certain sections of the Internal Revenue Code.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

LEGAL PROCEEDINGS

MetLife Investors like other life insurance companies, is involved on occasion in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. MetLife Investors does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the



                                       47


Separate Account or of MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

     Company
     Experts
     Custodian
     Legal Matters
     Distribution
     Calculation of Performance Information
     Annuity Provisions
     Tax Status of the Contracts
     Condensed Financial Information
     Financial Statements

                                       48

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2004. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)


CHART 1 - Contracts with the Standard Death Benefit - Principal Protection and no additional death benefit riders (total separate account product charges, applicable on and after May 1, 2003, equal 1.60% on an annual basis)




                   1.60% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========



                                                                                                    NUMBER OF
                                                         ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                         BEGINNING OF            END OF           OUTSTANDING AT
                                                            PERIOD               PERIOD           END OF PERIOD
                                                       ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                              9.998685            11.955751          177,820.3075
=============                                              ========            =========          ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              8.751972            11.739807          365,928.6730
   01/01/2004                                             11.739807            13.924184          674,632.3592
=============                                             =========            =========          ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                              5.505944             6.703844          498,709.5641
   01/01/2004                                              6.703844             7.153997          569,830.2928
=============                                             =========            =========          ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                             14.697264            16.082371          486,518.7169
   01/01/2004                                             16.082371            17.118943          582,980.4835
=============                                             =========            =========          ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                             34.555426            43.027856          245,655.4382
   01/01/2004                                             43.027856            47.698291          328,790.1190
=============                                             =========            =========          ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              7.334391             9.478581          166,240.6474
   01/01/2004                                              9.478581            11.152257          497,680.7338
=============                                             =========            =========          ============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                              9.728989            12.010450          194,373.2798
   01/01/2004                                             12.010450            13.521569          216,833.8611
=============                                             =========            =========          ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                 1.60% SEPARATE ACCOUNT PRODUCT CHARGES
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                       to       12/31/2003
   01/01/2004                                       to       12/31/2004
=============                                      ====      ==========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                       to       12/31/2003
   01/01/2004                                       to       11/19/2004
=============                                      ====      ==========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                       to       12/31/2003
   01/01/2004                                       to       12/31/2004
=============                                      ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                       to       12/31/2004
=============                                      ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                       to       12/31/2003
   01/01/2004                                       to       12/31/2004
=============                                      ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                       to       12/31/2003
   01/01/2004                                       to       12/31/2004
=============                                      ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                       to       12/31/2003
   01/01/2004                                       to       12/31/2004
=============                                      ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                       to       12/31/2003
   01/01/2004                                       to       12/31/2004
=============                                      ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                       to       12/31/2003
   01/01/2004                                       to       12/31/2004
=============                                      ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                       to       12/31/2003
   01/01/2004                                       to       12/31/2004
=============                                      ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                       to       12/31/2004
=============                                      ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                       to       12/31/2003
   01/01/2004                                       to       12/31/2004
=============                                      ====      ==========



                                                                                                 NUMBER OF
                                                     ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                    UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                     BEGINNING OF            END OF            OUTSTANDING AT
                                                        PERIOD               PERIOD            END OF PERIOD
                                                   ---------------      ---------------      -----------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                          8.707674            11.587034            192,026.2966
   01/01/2004                                         11.587034            12.136100            375,629.8958
=============                                         =========            =========            ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                          6.425734             7.712200             99,672.9565
   01/01/2004                                          7.712200             7.908682            163,966.1431
=============                                         =========            =========            ============
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                         10.096666            10.012101             78,254.1037
   01/01/2004                                         10.012101             9.915939             89,810.9084
=============                                         =========            =========            ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                          9.998685            12.816450            162,452.6748
=============                                         =========            =========            ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                          6.545686             7.953701            871,650.5499
   01/01/2004                                          7.953701             8.328364          1,190,042.9860
=============                                         =========            =========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                         10.000000            10.421980            501,714.2422
   01/01/2004                                         10.421980            11.180310            973,583.6416
=============                                         =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                         11.613154            11.664058            621,754.8429
   01/01/2004                                         11.664058            12.050144            730,537.2305
=============                                         =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                          3.305316             4.593698             92,501.8913
   01/01/2004                                          4.593698             4.325647            230,230.4273
=============                                         =========            =========          ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                          4.758231             6.116168            545,166.8913
   01/01/2004                                          6.116168             7.091623            461,770.0175
=============                                         =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                          8.471513            11.465522            391,708.1789
   01/01/2004                                         11.465522            14.273751            552,235.2175
=============                                         =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                          9.998685            11.100137            145,279.7418
=============                                         =========            =========          ==============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                          8.556367            10.760288            591,834.6737
   01/01/2004                                         10.760288            11.874740          1,193,178.8170
=============                                         =========            =========          ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                           1.60% SEPARATE ACCOUNT PRODUCT CHARGES
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                                          to       12/31/2003
   01/01/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                          to       12/31/2003
   01/01/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                          to       12/31/2003
   01/01/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                                            10.939577            13.961360
   01/01/2004                                                            13.961360            15.065379
=============                                                            =========            =========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                             8.069248             9.742491
   01/01/2004                                                             9.742491            10.444336
=============                                                            =========            =========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                             8.627802            10.439147
   01/01/2004                                                            10.439147            11.328989
=============                                                            =========            =========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.301432            10.688161
=============                                                            =========            =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.101591            10.392155
=============                                                            =========            =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.941718            10.108289
=============                                                            =========            =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.241480            10.603065
=============                                                            =========            =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.011662            10.228501
=============                                                            =========            =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                      -----------------
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                                            431,144.8032
   01/01/2004                                                            504,706.1415
=============                                                            ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                            391,976.6035
   01/01/2004                                                            610,848.0166
=============                                                            ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                            113,340.9506
   01/01/2004                                                            405,352.2510
=============                                                            ============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          1,155,952.0390
=============                                                          ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          2,974,335.7840
=============                                                          ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            202,145.7266
=============                                                          ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          2,157,771.3080
=============                                                          ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          1,031,983.9640
=============                                                          ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2 -  Contracts with the Compounded-Plus Death Benefit and Additional
         Death Benefit - Earnings Preservation Benefit (total separate account product charges, applicable on and after May 1, 2003, equal 2.20% on an annual basis)




                   2.20% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       11/19/2004
=============                                          ====      ==========
 MONEY MARKET SUB-ACCOUNT
  (FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========



                                                                                                    NUMBER OF
                                                         ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                         BEGINNING OF            END OF           OUTSTANDING AT
                                                            PERIOD               PERIOD           END OF PERIOD
                                                       ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                              9.998192            11.907728           31,370.0740
=============                                              ========            =========           ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              8.751972            11.692887           87,666.4696
   01/01/2004                                             11.692887            13.785392          107,551.7072
=============                                             =========            =========          ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                              5.505944             6.677059          143,010.0163
   01/01/2004                                              6.677059             7.082674          133,941.9579
=============                                             =========            =========          ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                             14.697264            16.018030          144,853.2736
   01/01/2004                                             16.018030            16.948206          114,971.4284
=============                                             =========            =========          ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                             34.555426            42.855921           72,881.9582
   01/01/2004                                             42.855921            47.222817           71,324.8972
=============                                             =========            =========          ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              7.334391             9.440699           46,229.8593
   01/01/2004                                              9.440699            11.041095           81,060.3535
=============                                             =========            =========          ============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                              9.728989            11.962451           49,809.4994
   01/01/2004                                             11.962451            13.386766           35,384.6763
=============                                             =========            =========          ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                              8.707674            11.540760           42,998.4318
   01/01/2004                                             11.540760            12.015117           73,108.5388
=============                                             =========            =========          ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                              6.425734             7.681378           44,988.5086
   01/01/2004                                              7.681378             7.835364           41,129.1322
=============                                             =========            =========          ============
 MONEY MARKET SUB-ACCOUNT
  (FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT)
   05/01/2003                                             10.096666             9.972016           57,382.7046
   01/01/2004                                              9.972016             9.816994           64,078.0296
=============                                             =========            =========          ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                    2.20% SEPARATE ACCOUNT PRODUCT CHARGES
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
  (FORMERLY TEMPLETON GLOBAL INCOME (CLASS 2))
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========



                                                                                                      NUMBER OF
                                                           ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                          UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                           BEGINNING OF            END OF           OUTSTANDING AT
                                                              PERIOD               PERIOD           END OF PERIOD
                                                         ---------------      ---------------      ---------------
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                                9.998192            12.764997           31,565.0512
=============                                                ========            =========           ===========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                                6.545686             7.921912          232,072.7023
   01/01/2004                                                7.921912             8.245328          217,351.0950
=============                                                ========            =========          ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                               10.000000            10.380246          159,927.6384
   01/01/2004                                               10.380246            11.068762          171,205.7546
=============                                               =========            =========          ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  (FORMERLY TEMPLETON GLOBAL INCOME (CLASS 2))
   05/01/2003                                               11.613154            11.617358          131,171.1083
   01/01/2004                                               11.617358            11.929910           99,283.6491
=============                                               =========            =========          ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                                3.305316             4.575366           27,277.4770
   01/01/2004                                                4.575366             4.282527           39,694.1716
=============                                               =========            =========          ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                                4.758231             6.091734          139,482.7721
   01/01/2004                                                6.091734             7.020938           76,592.0630
=============                                               =========            =========          ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                                8.471513            11.419748           98,541.2877
   01/01/2004                                               11.419748            14.131547           89,629.8076
=============                                               =========            =========          ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                9.998192            11.055516           28,818.4921
=============                                               =========            =========          ============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                                8.556367            10.717292          130,577.3700
   01/01/2004                                               10.717292            11.756369          186,488.7410
=============                                               =========            =========          ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                               10.939577            13.905578          102,993.4673
   01/01/2004                                               13.905578            14.915178           73,451.5810
=============                                               =========            =========          ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.069248             9.703565           99,507.4759
   01/01/2004                                                9.703565            10.340216          106,217.6620
=============                                               =========            =========          ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                           2.20% SEPARATE ACCOUNT PRODUCT CHARGES
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                          to       12/31/2003
   01/01/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                             8.627802           10.397428
   01/01/2004                                                            10.397428           11.216052
=============                                                            =========           =========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.298220           10.677989
=============                                                            =========           =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.098439           10.382260
=============                                                            =========           =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.938614           10.098659
=============                                                            =========           =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.238287           10.592973
=============                                                            =========           =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.008537           10.218758
=============                                                            =========           =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                      -----------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                             29,927.0459
   01/01/2004                                                             39,193.2251
=============                                                             ===========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            155,892.6343
=============                                                            ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            735,259.9208
=============                                                            ============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             38,552.2936
=============                                                            ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            455,800.3961
=============                                                            ============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          1,048,355.7400
=============                                                          ==============

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST (CLASS B):


Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:

MET/AIM MID CAP CORE EQUITY PORTFOLIO

SUBADVISER: A I M Capital Management, Inc.

INVESTMENT OBJECTIVE: The Met/AIM Mid Cap Core Equity Portfolio seeks long-term growth of capital.

MET/AIM SMALL CAP GROWTH PORTFOLIO

SUBADVISER: A I M Capital Management, Inc.

INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

GOLDMAN SACHS MID-CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid-Cap Value Portfolio seeks long-term capital appreciation.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.

JANUS AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: Janus Capital Management LLC

INVESTMENT OBJECTIVE: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.

MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

NEUBERGER BERMAN REAL ESTATE PORTFOLIO


SUBADVISER: Neuberger Berman Management, Inc.


INVESTMENT OBJECTIVE: The Neuberger Berman Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.


PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.



                                      B-1



RCM GLOBAL TECHNOLOGY PORTFOLIO (formerly, PIMCO PEA Innovation Portfolio)

SUBADVISER: RCM Capital Management, LLC (formerly, PEA Capital LLC)

INVESTMENT OBJECTIVE: The RCM Global Technology Portfolio seeks capital appreciation; no consideration is given to income.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

TURNER MID-CAP GROWTH PORTFOLIO

SUBADVISER: Turner Investment Partners, Inc.

INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following Class B or Class E, as noted, portfolios are available under the contract:

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, Inc.

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, Inc., L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.

INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark Focused Value Portfolio seeks long-term capital appreciation.

JENNISON GROWTH PORTFOLIO

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.



                                      B-2



METLIFE STOCK INDEX PORTFOLIO

SUBADVISER: Metropolitan Life Insurance Company

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO

SUBADVISER: Salomon Brothers Asset Management Inc

INVESTMENT OBJECTIVE: The Salomon Brothers U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B):

In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios are available under the contract:

METLIFE DEFENSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks a high level of current income with growth of capital, a secondary objective.

METLIFE MODERATE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE GROWTH STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks growth of capital primarily through its investments in underlying portfolios that invest primarily in equity securities and secondarily through its investments in underlying portfolios that invest primarily in fixed income securities.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital through its investments in underlying portfolios that invest primarily in equity securities.



                                      B-3

APPENDIX C
EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS
In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-MONTH EDCA
The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                                                        ---- Account Values----
 Beg of         Amount Allocated             Actual                 EDCA             1st Payment         2nd Payment
  Month              to EDCA             EDCA Transfer         Account Value            Bucket             Bucket
--------       ------------------       ---------------       ---------------       -------------       ------------
    1                12000                   2000                  10000                10000
    2                                        2000                   8095                 8095
    3                                        2000                   6172                 6172
    4                 6000                   3000                   9230                 3230               6000
    5                                        3000                   6309                  261               6048
    6                                        3000                   3359                    0               3359
    7                                        3000                    386                    0                386
    8                                         389                      0                    0                  0
    9                                           0                      0                    0                  0
   10                                           0                      0                    0                  0
   11                                           0                      0                    0                  0
   12                                           0                      0                    0                  0
   13                                           0                      0                    0                  0
   14                                           0                      0                    0                  0
   15                                           0                      0                    0                  0


                                      C-1

12-MONTH EDCA
The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x

(1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                                                        ---- Account Values----
 Beg of         Amount Allocated             Actual                 EDCA             1st Payment         2nd Payment
  Month              to EDCA             EDCA Transfer         Account Value            Bucket             Bucket
--------       ------------------       ---------------       ---------------       -------------       ------------
    1                24000                   2000                  22000                22000
    2                                        2000                  20209                20209
    3                                        2000                  18401                18401
    4                                        2000                  16575                16575
    5                                        2000                  14732                14732
    6                12000                   3000                  23872                11872              12000
    7                                        3000                  21801                 8985              12096
    8                                        3000                  18262                 6070              12192
    9                                        3000                  15417                 3128              12289
   10                                        3000                  12545                  157              12387
   11                                        3000                   9645                    0               9645
   12                                        3000                   6722                    0               6722
   13                                        3000                   3776                    0               3776
   14                                        3000                    806                    0                806
   15                                         812                      0                    0                  0

                                       --

                                      C-2


APPENDIX D
GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES
The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges.

(1) THE 5% ANNUAL INCREASE AMOUNT

    Determining a value upon which future income payments can be based
    ------------------------------------------------------------------

    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 85th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]





    Determining your guaranteed lifetime income stream
    --------------------------------------------------

    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

[GRAPHIC APPEARS HERE]





(2) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")

    Determining a value upon which future income payments can be based
    ------------------------------------------------------------------

    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






                                      D-1



    Determining your guaranteed lifetime income stream
    --------------------------------------------------

    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

[GRAPHIC APPEARS HERE]





(3) PUTTING IT ALL TOGETHER

    Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the Guaranteed Minimum Income Benefit may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.

[GRAPHIC APPEARS HERE]





    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.

[GRAPHIC APPEARS HERE]





(4) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS

    Initial Investment is $100,000. Assume that no withdrawals are taken.
      Assume that account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.

    The effect of exercising the Guaranteed Principal Option:

    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing it back up to $100,000.

    2) The GMIB Plus rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.

    3)    GMIB Plus allocation and transfer restrictions


                                      D-2


          terminate as of the date that the adjustment is made to the account value.

[GRAPHIC APPEARS HERE]





    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.

(5) THE OPTIONAL RESET - GMIB PLUS

    Initial investment is $100,000. Assume that no withdrawals are taken. The
      5% Annual Increase Amount at the 3rd contract anniversary is 115,763 (100,000 accumulates at the annual increase rate of 5%). Assume the account value at the 3rd contract anniversary is $135,000 due to good market performance, and you elect an Optional Reset at this time.

    The effect of the optional reset election is:

    1)    The 5% Annual Increase Amount is reset from 115,763 to 135,000.

    2) The 10-year waiting period to annuitize your contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of reset until the 13th contract anniversary.

    3) The GMIB Plus rider fee is reset to the fee that MetLife Investors is charging new contract owners at that time.

    The 5% Annual Increase Amount at the 6th contract anniversary is 156,279
      (135,000 accumulates at the annual increase rate of 5%).

    Assume the account value at the 6th contract anniversary is $180,000 due to good market performance and you elect an Optional Reset at this time.

    The effect of the optional reset election is:

    1)    The 5% Annual Increase Amount is reset from 156,279 to 180,000.

    2) The 10-year waiting period to annuitize your contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of reset until the 16th contract anniversary.

    3) The GMIB Plus rider fee is reset to the fee that MetLife Investors is charging new contract owners at that time.

[GRAPHIC APPEARS HERE]




                                      D-3



APPENDIX E
GUARANTEED WITHDRAWAL BENEFIT EXAMPLES
The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.

A.   How Withdrawals Affect the Benefit Base

  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. ($100,000 x 5%). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.

  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.

C.   How Withdrawals Affect the Annual Benefit Payment

  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount

An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed



                                      E-1


Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

E.   Putting It All Together

     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

[GRAPHICS APPEARS HERE]

           ANNUAL BENEFIT     CUMULATIVE      ACCOUNT      BENEFIT
              PAYMENT        WITHDRAWALS      BALANCE       BASE
          ---------------   -------------   ----------   ----------
      0                 0               0      100,000      105,000
      1             7,350           7,350       85,000       97,650
      2             7,350           7,350       68,000       90,300
      3             7,350           7,350       50,000       82,950
      4             7,350           7,350       42,650       75,600
      5             7,350           7,350       35,300       68,250
      6             7,350           7,350       27,950       60,900
      7             7,350           7,350       20,600       53,550
      8             7,350           7,350       13,250       46,200
      9             7,350           7,350        5,900       38,850
     10             7,350           7,350            0       31,500
     11             7,350           7,350            0       24,150
     12             7,350           7,350            0       16,800
     13             7,350           7,350            0        9,450
     14             7,350           7,350            0        2,100
     15             2,100           2,100            0            0
     16
     17
     18



                                      E-2


  2.   When Withdrawals Do Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

[GRAPHICS APPEARS HERE]

           ANNUAL BENEFIT     CUMULATIVE      ACCOUNT      BENEFIT
              PAYMENT        WITHDRAWALS      BALANCE       BASE
          ---------------   -------------   ----------   ----------
      0   $             0   $           0   $  100,000   $  105,000
      1             7,350           7,350       85,000       97,650
      2             7,350           7,350       68,000       90,300
      3             7,350           7,350       50,000       82,950
      4             7,350          10,000       40,000       40,000
      5             2,800           2,800       37,200       37,200
      6             2,800           2,800       34,400       34,400
      7             2,800           2,800       31,600       31,600
      8             2,800           2,800       28,800       28,800
      9             2,800           2,800       26,000       26,000
     10             2,800           2,800       23,200       23,200
     11             2,800           2,800       20,400       20,400
     12             2,800           2,800       17,600       17,600
     13             2,800           2,800       14,800       14,800
     14             2,800           2,800       12,000       12,000
     15             2,800           2,800        9,200        9,200
     16             2,800           2,800        6,400        6,400
     17             2,800           2,800        3,600        3,600
     18             2,800           2,800          800          800

F.   How the Optional Reset Works

Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

The account value on the fifth contract anniversary grew due to market performance to $195,850. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $195,850, and the Annual Benefit Payment would become 7% x $195,850 = $13,710.

The account value on the tenth contract anniversary grew due to market performance to $250,488. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $250,488, and the Annual Benefit Payment would become 7% x $250,488 = $17,534.

The account value on the fifteenth contract anniversary grew due to market performance to $395,016. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $395,016, and the Annual Benefit Payment would become 7% x $395,016 = $27,651.



                                      E-3


The period of time over which the Annual Benefit Payment may be taken would be lengthened.

[GRAPHIC APPEARS HERE]

           ANNUAL BENEFIT     CUMULATIVE       ACCOUNT
              PAYMENT        WITHDRAWALS       BALANCE
          ---------------   -------------   -------------
      1   $      7,350.00   $    7,350.00   $  105,000.00
      2          7,350.00       14,700.00      125,000.00
      3          7,350.00       22,050.00      130,000.00
      4          7,350.00       29,400.00      145,000.00
      5          7,350.00       36,750.00      185,000.00
      6         13,709.50       50,459.50      195,850.00
      7         13,709.50       64,169.00      175,000.00
      8         13,709.50       77,878.50      185,200.00
      9         13,709.50       91,588.00      189,300.00
     10         13,709.50      105,297.50      205,200.00
     11         17,534.16      122,831.70      250,488.00
     12         17,534.16      140,365.80      260,322.00
     13         17,534.16      157,900.00      245,000.00
     14         17,534.16      175,434.10      285,000.00
     15         17,534.16      192,968.30      315,000.00
     16         27,651.12      220,619.40      395,016.00
     17         27,651.12      248,270.50      410,100.00
     18         27,651.12      275,921.70      425,200.00
     19         27,651.12      303,572.80      420,200.00
     20         27,651.12      331,223.90      452,000.00

                                                 -THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY

                                            METLIFE INVESTORS INSURANCE COMPANY


                                                                             AND


                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                                                CLASS L - 4 YEAR


This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company (MetLife
Investors or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.



The annuity contract has 29 investment choices a fixed account which offers an interest rate which is guaranteed by us, and 28 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.



MET INVESTORS SERIES TRUST (CLASS B):
     Met/AIM Mid Cap Core Equity Portfolio
     Met/AIM Small Cap Growth Portfolio
     Goldman Sachs Mid-Cap Value Portfolio
     Harris Oakmark International Portfolio
     Janus Aggressive Growth Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     MFS (Reg. TM) Research International Portfolio
     Neuberger Berman Real Estate Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio
     RCM Global Technology Portfolio
       (formerly PIMCO PEA Innovation Portfolio)
     T. Rowe Price Mid-Cap Growth Portfolio
     Third Avenue Small Cap Value Portfolio
     Turner Mid-Cap Growth Portfolio
     Van Kampen Comstock Portfolio



METROPOLITAN SERIES FUND, INC.
(CLASS B OR CLASS E, AS NOTED):

     BlackRock Money Market Portfolio

     Davis Venture Value Portfolio (Class E)
     Harris Oakmark Focused Value Portfolio
     Jennison Growth Portfolio
     MetLife Stock Index Portfolio

     Salomon Brothers U.S. Government Portfolio


MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B):
     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.

May 1, 2005


                                       1



To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2005. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 48 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901.


The contracts:

o  are not bank deposits
o  are not FDIC insured
o  are not insured by any federal government agency
o  are not guaranteed by any bank or credit union
o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 2005


                                       2


TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS .................................        4
HIGHLIGHTS .............................................        5
FEE TABLES AND EXAMPLES ................................        6
1. THE ANNUITY CONTRACT ................................       12
     Market Timing .....................................       12
2. PURCHASE ............................................       12
     Purchase Payments .................................       12
     Termination for Low Account Value .................       13
     Allocation of Purchase Payments ...................       13
     Free Look .........................................       13
     Accumulation Units ................................       13
     Account Value .....................................       14
     Replacement of Contracts ..........................       14
3. INVESTMENT OPTIONS ..................................       14
     Transfers .........................................       16
     Dollar Cost Averaging Programs ....................       19
     Three Month Market Entry Program ..................       20
     Automatic Rebalancing Program .....................       20
     Description of the MetLife Asset Allocation
       Program .........................................       20
     Voting Rights .....................................       21
     Substitution of Investment Options ................       21
4. EXPENSES ............................................       21
     Product Charges ...................................       21
     Account Fee .......................................       22
     Guaranteed Minimum Income
       Benefit - Rider Charge ..........................       22
     Guaranteed Withdrawal Benefit - Rider Charge ......       23
     Withdrawal Charge .................................       23
     Reduction or Elimination of the Withdrawal
       Charge ..........................................       23
     Premium and Other Taxes ...........................       24
     Transfer Fee ......................................       24
     Income Taxes ......................................       24
     Investment Portfolio Expenses .....................       24
5. ANNUITY PAYMENTS
     (THE INCOME PHASE) ................................       25
     Annuity Date ......................................       25
     Annuity Payments ..................................       25
     Annuity Options ...................................       25
     Guaranteed Minimum Income Benefit .................       27
     Description of GMIB II ............................       27
     Description of GMIB Plus ..........................       29
     Description of GMIB I .............................       30
     GMIB and Qualified Contracts ......................       31


6. ACCESS TO YOUR MONEY ................................       32
     Systematic Withdrawal Program .....................       32
     Guaranteed Withdrawal Benefit .....................       33
     Suspension of Payments or Transfers ...............       35
7. PERFORMANCE .........................................       35
8. DEATH BENEFIT .......................................       36
     Upon Your Death ...................................       36
     Standard Death Benefit - Principal Protection .....       36
     Optional Death Benefit - Annual Step-Up ...........       37
     Optional Death Benefit - Compounded-Plus ..........       37
     Additional Death Benefit - Earnings Preservation
       Benefit .........................................       38
     General Death Benefit Provisions ..................       38
     Spousal Continuation ..............................       39
     Death of the Annuitant ............................       39
     Controlled Payout .................................       39
9. FEDERAL INCOME TAX STATUS ...........................       39
     Taxation of Non-Qualified Contracts ...............       40
     Taxation of Qualified Contracts ...................       41
     Foreign Tax Credits ...............................       44
     Possible Tax Law Changes ..........................       44
10. OTHER INFORMATION ..................................       44
     MetLife Investors .................................       44
     The Separate Account ..............................       44
     Distributor .......................................       45
     Selling Firms .....................................       45
     Requests and Elections ............................       46
     Ownership .........................................       47
     Legal Proceedings .................................       47
     Financial Statements ..............................       48
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION .................................       48
APPENDIX A .............................................      A-1
     Condensed Financial Information ...................      A-1
APPENDIX B .............................................      B-1
     Participating Investment Portfolios ...............      B-1
APPENDIX C .............................................      C-1
     EDCA Examples with Multiple Purchase Payments......      C-1
APPENDIX D .............................................      D-1
     Guaranteed Minimum Income Benefit Examples ........      D-1
APPENDIX E .............................................      E-1
     Guaranteed Withdrawal Benefit Examples ............      E-1


                                       3

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value..............................................................14
Accumulation Phase.........................................................12
Accumulation Unit..........................................................14
Annuitant..................................................................47
Annuity Date...............................................................25
Annuity Options............................................................25
Annuity Payments...........................................................25

Annuity Units..............................................................25

Beneficiary................................................................47
Benefit Base...............................................................33
Business Day...............................................................13
Fixed Account..............................................................12

Guaranteed Principal Option................................................29
Guaranteed Withdrawal Amount...............................................33
Income Base.........................................................27 and 30

Income Phase...............................................................12
Investment Portfolios......................................................14
Joint Owners...............................................................47
Owner......................................................................47
Purchase Payment...........................................................12
Separate Account...........................................................44

                                       4


HIGHLIGHTS
The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit ("GMIB") or the guaranteed withdrawal benefit ("GWB").

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB. (See "Guaranteed Minimum Income Benefit.")

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the contracts. Your actual contract and any endorsements are the controlling documents. If you would like to review a copy of the contract and endorsements, contact our Annuity Service Center.

FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (E.G.

, a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral.

INQUIRIES. If you need more information, please contact our Annuity Service Center at:

                    MetLife Investors Distribution Company
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496

ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.

Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.


                                       5


FEE TABLES AND EXAMPLES
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE


WITHDRAWAL CHARGE (Note 1)          7%
(as a percentage of purchase
payments)
TRANSFER FEE (Note 2)               $0 (First 12 per year)
                                    $25 (Thereafter)

--------------------------------------------------------------------------------
Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses -
Withdrawal Charge.")


Number of Complete Years from            Withdrawal Charge
Receipt of Purchase Payment           (% of Purchase Payment)
-------------------------------      ------------------------
  0                                             7
  1                                             6
  2                                             6
  3                                             5
  4 and thereafter                              0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------
PERIODIC FEES AND EXPENSES TABLE*




ACCOUNT FEE (Note 1)              $30
GUARANTEED MINIMUM
INCOME BENEFIT (GMIB PLUS,
GMIB II AND GMIB I)
RIDER CHARGE
     GMIB Plus                    0.75% of Income
                                  Base (Note 2)
     GMIB Plus                    1.50% of Income
     Upon Optional                Base (Note 2)
     Reset (maximum)
     GMIB II and                  0.50% of Income
     GMIB I                       Base (Note 2)
GUARANTEED WITHDRAWAL             0.50% of the
BENEFIT RIDER CHARGE              Guaranteed
PRIOR TO OPTIONAL RESET           Withdrawal Amount
                                  (Note 3)
GUARANTEED WITHDRAWAL             0.95% of the
BENEFIT RIDER CHARGE UPON         Guaranteed
OPTIONAL RESET (MAXIMUM)          Withdrawal Amount
                                  (Note 3)


--------------------------------------------------------------------------------

Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000.

Note 2. See "Annuity Payments (The Income Phase) -
Guaranteed Minimum Income Benefit" for a definition of the term Income Base.

Note 3. See "Access to Your Money - Guaranteed Withdrawal Benefit" for a definition of the term Guaranteed Withdrawal Amount.

*Certain periodic fees and expenses for contracts issued before May 1, 2005, are different. Certain fees and expenses may not apply during the income phase of the contract. (See "Expenses".)



                                       6


SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges)
(as a percentage of average account value in the Separate Account)


Mortality and Expense Charge                          1.35%
Administration Charge                                 0.25%
                                                      ----
Total Separate Account Annual Expenses                1.60%
Death Benefit Rider Charges (Optional)
   (as a percentage of average account value in
   the Separate Account)
Optional Death Benefit - Annual Step-Up               0.20%
Optional Death Benefit - Compounded-Plus              0.35%
Additional Death Benefit - Earnings
   Preservation Benefit                               0.25%

--------------------------------------------------------------------------------


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

--------------------------------------------------------------------------------


Total Annual Portfolio               Minimum        Maximum
                                     ----           ----
Expenses (expenses that are           0.55%          1.39%
deducted from investment
portfolio assets, including
management fees, 12b-1/service
fees, and other expenses)**



--------------------------------------------------------------------------------
** These expenses include the estimated total annual operating expenses of the MetLife asset allocation portfolios, as well as the weighted average of the underlying investment portfolios (before applicable expense limitations) according to the allocation targets in place as of May 1, 2005.


FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "DISTRIBUTOR."


                                       7

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.





                                                           MANAGEMENT        12B-1/SERVICE
                                                              FEES                FEES
                                                          ------------      ---------------
MET INVESTORS SERIES TRUST
 Met/AIM Mid Cap Core Equity Portfolio(1)                     0.73%              0.25%
 Met/AIM Small Cap Growth Portfolio(1)                       0.90%              0.25%
 Goldman Sachs Mid-Cap Value Portfolio                        0.75%              0.25%
 Harris Oakmark International Portfolio(1)                   0.84%              0.25%
 Janus Aggressive Growth Portfolio(1)                         0.68%              0.25%
 Lord Abbett Bond Debenture Portfolio                        0.52%              0.25%
 Lord Abbett Growth and Income Portfolio(1)                   0.52%              0.25%
 MFS (Reg. TM) Research International Portfolio(1)           0.77%              0.25%
 Neuberger Berman Real Estate Portfolio                       0.70%              0.25%
 Oppenheimer Capital Appreciation                            0.60%              0.25%
 Portfolio(1)
 PIMCO Inflation Protected Bond Portfolio                     0.50%              0.25%
 PIMCO Total Return Portfolio                                0.50%              0.25%
 RCM Global Technology Portfolio                              0.90%              0.25%
 T. Rowe Price Mid-Cap Growth Portfolio(1)                   0.75%              0.25%
 Third Avenue Small Cap Value Portfolio                       0.75%              0.25%
 Turner Mid-Cap Growth Portfolio                             0.80%              0.25%
 Van Kampen Comstock Portfolio(2)                             0.65%              0.25%
METROPOLITAN SERIES FUND, INC.
 BlackRock Money Market Portfolio                             0.35%              0.25%
 Davis Venture Value Portfolio                               0.72%              0.15%
 Harris Oakmark Focused Value Portfolio                       0.73%              0.25%
 Jennison Growth Portfolio                                   0.65%              0.25%
 MetLife Stock Index Portfolio                                0.25%              0.25%
 Salomon Brothers U.S. Government Portfolio                  0.55%              0.25%



                                                                                                                     NET
                                                                                TOTAL          CONTRACTUAL          TOTAL
                                                                                ANNUAL           EXPENSE           ANNUAL
                                                              OTHER           PORTFOLIO          SUBSIDY          PORTFOLIO
                                                           EXPENSES(1)         EXPENSES        OR DEFERRAL         EXPENSE
                                                          -------------      -----------      -------------      ----------
MET INVESTORS SERIES TRUST
 Met/AIM Mid Cap Core Equity Portfolio(1)                     0.10%             1.08%             0.00%             1.08%
 Met/AIM Small Cap Growth Portfolio(1)                       0.14%             1.29%             0.00%             1.29%
 Goldman Sachs Mid-Cap Value Portfolio                        0.14%             1.14%             0.00%             1.14%
 Harris Oakmark International Portfolio(1)                   0.14%             1.23%             0.00%             1.23%
 Janus Aggressive Growth Portfolio(1)                         0.14%             1.07%             0.00%             1.07%
 Lord Abbett Bond Debenture Portfolio                        0.06%             0.83%             0.00%             0.83%
 Lord Abbett Growth and Income Portfolio(1)                   0.05%             0.82%             0.00%             0.82%
 MFS (Reg. TM) Research International Portfolio(1)           0.30%             1.32%             0.07%             1.25%
 Neuberger Berman Real Estate Portfolio                       0.03%             0.98%             0.00%             0.98%
 Oppenheimer Capital Appreciation                            0.10%             0.95%             0.00%             0.95%
 Portfolio(1)
 PIMCO Inflation Protected Bond Portfolio                     0.06%             0.81%             0.00%             0.81%
 PIMCO Total Return Portfolio                                0.06%             0.81%             0.00%             0.81%
 RCM Global Technology Portfolio                              0.01%             1.16%             0.00%             1.16%
 T. Rowe Price Mid-Cap Growth Portfolio(1)                   0.16%             1.16%             0.01%             1.15%
 Third Avenue Small Cap Value Portfolio                       0.07%             1.07%             0.00%             1.07%
 Turner Mid-Cap Growth Portfolio                             0.05%             1.10%             0.00%             1.10%
 Van Kampen Comstock Portfolio(2)                             0.13%             1.03%             0.00%             1.03%
METROPOLITAN SERIES FUND, INC.
 BlackRock Money Market Portfolio                             0.07%             0.67%             0.01%             0.66%
 Davis Venture Value Portfolio                               0.06%             0.93%             0.00%             0.93%
 Harris Oakmark Focused Value Portfolio                       0.05%             1.03%             0.00%             1.03%
 Jennison Growth Portfolio                                   0.06%             0.96%             0.00%             0.96%
 MetLife Stock Index Portfolio                                0.05%             0.55%             0.01%             0.54%
 Salomon Brothers U.S. Government Portfolio                  0.09%             0.89%             0.00%             0.89%




                                                  MANAGEMENT        12B-1/SERVICE           OTHER
                                                     FEES                FEES            EXPENSES(1)
                                                 ------------      ---------------      -------------
 MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Defensive Strategy Portfolio(3)            0.10%              0.25%               0.36%
 MetLife Moderate Strategy Portfolio(3)              0.10%              0.25%               0.10%
 MetLife Balanced Strategy Portfolio(3)             0.08%              0.25%               0.03%
 MetLife Growth Strategy Portfolio(3)                0.08%              0.25%               0.04%
 MetLife Aggressive Strategy Portfolio(3)           0.10%              0.25%               0.17%



                                                                                                         NET TOTAL
                                                                                                          ANNUAL
                                                                                                         PORTFOLIO
                                                                                                         EXPENSES
                                                                                         NET             INCLUDING
                                                    TOTAL          CONTRACTUAL          TOTAL            ESTIMATED
                                                    ANNUAL           EXPENSE            ANNUAL          EXPENSES OF
                                                  PORTFOLIO          SUBSIDY          PORTFOLIO         UNDERLYING
                                                   EXPENSES        OR DEFERRAL         EXPENSE         PORTFOLIOS(3)
                                                 -----------      -------------      -----------      --------------
 MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Defensive Strategy Portfolio(3)           0.71%             0.36%             0.35%              1.03%
 MetLife Moderate Strategy Portfolio(3)             0.45%             0.10%             0.35%              1.06%
 MetLife Balanced Strategy Portfolio(3)            0.36%             0.01%             0.35%              1.10%
 MetLife Growth Strategy Portfolio(3)               0.37%             0.02%             0.35%              1.15%
 MetLife Aggressive Strategy Portfolio(3)          0.52%             0.17%             0.35%              1.18%


                                       8


The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2005, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2006 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2004.

(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are:
    0.05% for the Met/AIM Mid Cap Core Equity Portfolio; 0.06% for the Met/AIM Small Cap Growth Portfolio; 0.01% for the Harris Oakmark International Portfolio; 0.07% for the Janus Aggressive Growth Portfolio; 0.02% for the Lord Abbett Growth and Income Portfolio; 0.14% for the MFS (Reg. TM) Research International Portfolio; 0.04% for the Oppenheimer Capital Appreciation Portfolio; and 0.09% for the T. Rowe Price Mid-Cap Growth Portfolio.

(2) Portfolio expenses for this investment portfolio are estimated for the year ended December 31, 2005.

(3) Total Annual Portfolio Expenses for the MetLife Defensive Strategy

    Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy

    Portfolio, MetLife Growth Strategy Portfolio and MetLife Aggressive

    Strategy Portfolio are annualized based on the months the portfolios were in operation in 2004. All of the portfolios commenced operations on

    November 3, 2004. Because the portfolios invest in other underlying portfolios, each portfolio also will bear its pro rata portion of the operating expenses of the underlying investment portfolios in which the portfolio invests, including the management fee, which is not reflected in the above table. The estimated expenses of the underlying portfolios

    (after applicable expense limitations) according to the allocation targets
     -----
    in place as of the date of this prospectus are: 0.68% for the MetLife

    Defensive Strategy Portfolio; 0.71% for the MetLife Moderate Strategy

    Portfolio; 0.75% for the MetLife Balanced Strategy Portfolio; 0.80% for

    the MetLife Growth Strategy Portfolio; and 0.83% for the MetLife

    Aggressive Strategy Portfolio. The estimated total annual operating expenses of the portfolios, including the weighted average of the total operating expenses of the underlying investment portfolios (before
                                                                ------
    applicable expense limitations) according to the allocation targets in place as of the date of this prospectus are: 1.39% for the MetLife Defensive Strategy Portfolio; 1.16% for the MetLife Moderate Strategy Portfolio; 1.11% for the MetLife Balanced Strategy Portfolio; 1.17% for the MetLife Growth Strategy Portfolio; and 1.35% for the MetLife Aggressive Strategy Portfolio. Therefore, contract owners may be able to realize lower aggregate expenses by investing directly in the underlying investment portfolios instead of the portfolios. A contract owner who chooses to invest directly in the underlying investment portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory, LLC. (See the fund prospectus for a description of the target allocations.)



                                       9

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). THE WEIGHTED AVERAGE (BEFORE APPLICABLE EXPENSE LIMITATIONS) OF 1.39% FOR THE METLIFE DEFENSIVE STRATEGY PORTFOLIO IS USED AS THE INVESTMENT PORTFOLIO WITH THE MAXIMUM FEES AND EXPENSES IN THE EXAMPLES BELOW. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit-Earnings Preservation Benefit rider and the Guaranteed Minimum Income Benefit ("GMIB Plus") rider, assuming you elect the Optional Reset of the GMIB Plus and as a result, the GMIB Plus rider charge increases to the maximum charge permitted on an Optional Reset of 1.50%, which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                                     Time Periods
       1 year                  3 years               5 years               10 years
--------------------       ---------------       ---------------       ---------------
      (a)$1,461.60          (a)$2,255.74          (a)$3,134.53          (a)$5,405.18
      (b)$1,378.23          (b)$2,017.05          (b)$2,754.53          (b)$4,716.66


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                                    Time Periods
       1 year                 3 years               5 years               10 years
-------------------       ---------------       ---------------       ---------------
       (a)$661.60          (a)$1,535.74          (a)$2,594.53          (a)$5,405.18
       (b)$578.23          (b)$1,297.05          (b)$2,214.53          (b)$4,716.66



CHART 2. Chart 2 below assumes that you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit or the Guaranteed Withdrawal Benefit ("GWB") rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                                     Time Periods
       1 year                  3 years               5 years               10 years
--------------------       ---------------       ---------------       ---------------
      (a)$1,005.19          (a)$1,382.83          (a)$1,584.20          (a)$3,222.40
        (b)$921.34          (b)$1,132.33          (b)$1,168.85          (b)$2,506.35


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                                   Time Periods
       1 year                3 years              5 years               10 years
-------------------       -------------       ---------------       ---------------
       (a)$305.19          (a)$932.83          (a)$1,584.20          (a)$3,222.40
       (b)$221.34          (b)$682.33          (b)$1,168.85          (b)$2,506.35


                                       10

The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.


                                       11

1. THE ANNUITY CONTRACT
This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.


In most states, the contract also contains a FIXED ACCOUNT (contact your registered representative regarding your state). The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us (the minimum rate on the fixed account is 1.5% but may be higher in your state). If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.

The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from a variable annuity payment option to the fixed annuity payment. Please see the terms of your actual contract for more detailed information.

As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information."


MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."



2. PURCHASE
PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

o  The minimum initial purchase payment we will accept is $10,000.


o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.


                                       12

o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o  We will accept a different amount if required by federal tax law.

We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE

We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

o  a transfer was made out of the fixed account within the previous 180 days.


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or DCA program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), you must notify us of your chosen allocation one or more days prior to submitting the payment. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Requests and Elections.")

FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. In certain states, we are required to give you back your purchase payment if you decide to cancel your contract during the free look period.


ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your


                                       13



account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:
   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE

ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

REPLACEMENT OF CONTRACTS

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your account representative whether the exchange would be advantageous, given the contract features, benefits and charges.



3. INVESTMENT OPTIONS

The contract offers 28 INVESTMENT PORTFOLIOS which are listed below. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP:// WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A SUMMARY OF ADVISERS AND SUBADVISERS, INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.


                                       14

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. We do not receive compensation from any of the advisers or subadvisers of any of the investment portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. (or their affiliates) for administrative or other services relating to the portfolios, excluding 12b-1 fees (see below). However, we and certain of our affiliated insurance companies are joint owners of our affiliated investment advisers, MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolio. We may benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.) Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the contracts.


Each of the Met Investors Series Trust and Metropolitan Series Fund, Inc. has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor".) The payments are deducted from assets of the investment portfolios and are paid to our distributor, MetLife Investors Distribution Company. These payments decrease the portfolio's investment return.

We select the investment portfolios offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included investment portfolios based on recommendations made by selling firms through which the contract is sold. We review the investment portfolios periodically and may remove an investment portfolio or limit it availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular investment portfolio.



                                       15

MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract:


     Met/AIM Mid Cap Core Equity Portfolio
     Met/AIM Small Cap Growth Portfolio
     Goldman Sachs Mid-Cap Value Portfolio
     Harris Oakmark International Portfolio
     Janus Aggressive Growth Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     MFS (Reg. TM) Research International Portfolio
     Neuberger Berman Real Estate Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio
     RCM Global Technology Portfolio
         (formerly PIMCO PEA Innovation Portfolio)
     T. Rowe Price Mid-Cap Growth Portfolio
     Third Avenue Small Cap Value Portfolio
     Turner Mid-Cap Growth Portfolio
     Van Kampen Comstock Portfolio



METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or Class E, as noted, portfolios are available under the contract:

     BlackRock Money Market Portfolio

     Davis Venture Value Portfolio (Class E)
     Harris Oakmark Focused Value Portfolio
     Jennison Growth Portfolio
     MetLife Stock Index Portfolio


     Salomon Brothers U.S. Government Portfolio


MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contracts:

     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio


TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -
Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:

o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.


                                       16

o  Your request for transfer must clearly state how much the transfer is for.

o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).

o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year.

o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the section "Annuity Payments (The Income Phase) - Description of GMIB Plus - Allocation Limitations."


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:

o  The credited interest rate is equal to the guaranteed minimum rate;

o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or


o  A transfer was made out of the fixed account within the previous 180 days.

During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")

All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry, and Automatic Rebalancing Programs.

MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio



                                       17


management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the Met/AIM Small Cap Growth, Harris Oakmark International, Lord Abbett Bond Debenture, MFS (Reg. TM) Research International, and Third Avenue Small Cap Value Portfolios) and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature. If we impose this restriction on your transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The account value will not be affected by any gain or loss due to the transfer and your account value will be the same as if the transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to market timing. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the contract. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts.

The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios.

In addition, contract owners and other persons with interests in the contracts should be aware that some investment portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/ or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to the other insurance



                                       18


companies and/or retirement plans that may invest in the investment portfolios.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAMS

We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1.    STANDARD DOLLAR COST AVERAGING (DCA)

     This program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only) or from a money market investment portfolio to any of the other investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.

You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase Payment -
Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus rider.


2.    ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)
     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This


                                       19

     increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

(See Appendix C for further examples of EDCA with multiple purchase payments.)

The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.

An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.

We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current EDCA or DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.


EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Janus Aggressive Growth Portfolio. Over the next 21/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Janus Aggressive Growth Portfolio to increase those holdings to 60%.

DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM

The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series



                                       20


Trust. Met Investors Advisory, LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.

METLIFE ASSET ALLOCATION PORTFOLIOS
-----------------------------------

     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio

Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, Met Investors Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each portfolio's asset allocations among equities, fixed income and cash/money market securities including the allocation within such asset classes and may make changes in the target allocations. Approximately every 90 days, the portfolios will be rebalanced to their previously established target allocations. (See the fund prospectus for a description of the target allocations.)

Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios which may be available for investment and with the selection of an allocation of each portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.


VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.



4. EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual


                                       21

basis, to 1.35% of the average daily net asset value of each investment portfolio.

This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:


      Annual Step-Up Death Benefit              0.20%
      Compounded-Plus Death Benefit             0.35%
      Additional Death Benefit - Earnings
         Preservation Benefit                   0.25%

ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME
BENEFIT - RIDER CHARGE


We offer Guaranteed Minimum Income Benefit ("GMIB") riders which you can select when you purchase the contract. If you select the GMIB Plus rider, we will assess a charge during the accumulation phase equal to 0.75% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed. If you elect an Optional Reset of the GMIB Plus rider on the third contract anniversary or thereafter as permitted, we may increase the GMIB Plus rider charge to the charge applicable to current contract purchases at the time of the reset but no more than a maximum of 1.50% of the income base. If you select the GMIB II or GMIB I rider, the charge is 0.50% of the income base at the time the charge is assessed.

For contracts issued prior to May 1, 2005, for which the GMIB II or the GMIB I was elected, the rider charge is reduced to 0.45% of the income base if you elected either the optional Annual Step-Up Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit".) For contracts issued on and after May 1, 2005, the rider charge will not be reduced if you elect either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit.

The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the



                                       22


EDCA account in the ratio each account bears to your total account value.


GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


We offer a Guaranteed Withdrawal Benefit ("GWB") rider which you can select when you purchase the contract. If you elect the GWB, a charge is deducted from your account value on each contract anniversary. The charge is equal to 0.50% of the Guaranteed Withdrawal Amount (see "Access To Your Money - Guaranteed Withdrawal Benefit") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. The GWB rider charge is deducted from your account value pro rata from each investment option, the fixed account and the EDCA account in the ratio each account bears to your total account value. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person) or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed. If you elect an Optional Reset of the GWB on the 5th contract anniversary or thereafter as permitted, we may increase the GWB rider charge to the charge applicable to current contract purchases at the time of the reset but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount. The GWB rider charge will continue even if your Benefit Base has been reduced to zero.


WITHDRAWAL CHARGE

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then

2.    The free withdrawal amount described below; then

3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. However, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:


Number of Complete Years from            Withdrawal Charge
Receipt of Purchase Payment           (% of Purchase Payment)
-------------------------------      ------------------------
  0                                             7
  1                                             6
  2                                             6
  3                                             5
  4 and thereafter                              0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.

We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB or GWB payments. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract.


NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer,


                                       23


director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an account value credit.

NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.

TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional purchase payments once this waiver is used.

The Nursing Home or Hospital Confinement Rider and/or Terminal Illness Rider may not be available in your state. (Check with your registered representative regarding availability). For contracts issued on and after May 1, 2005, these riders are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home/ Hospital Confinement and Terminal Illness riders. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of the investment portfolios.


                                       24

5.  ANNUITY PAYMENTS
        (THE INCOME PHASE)
ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days prior notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:

o  fixed annuity payments, or

o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.

If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your payment will vary and will depend upon 3 things:



1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

3)    the performance of the investment portfolios you selected.


At the time you purchase the contract, you select the AIR, which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.

Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from a variable annuity payment option to a fixed annuity payment option, this may result in a reduction in the amount of annuity payments.

If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change.


Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.



                                       25


If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied. This annuity option permits withdrawal of a commuted value. (See "Federal Income Tax Status - Other Tax Issues.")


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. When the annuitant dies, if you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. However, if you do not want to continue receiving annuity payments at the last death of the annuitant and the joint annuitant, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. After commencement of this annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.

There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status".)



In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to



                                       26

your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


GUARANTEED MINIMUM INCOME BENEFIT

At the time you buy the contract, you may elect a Guaranteed Minimum Income Benefit ("GMIB"). Effective May 1, 2005, we offer three different versions of the Guaranteed Minimum Income Benefit, a maximum of two of which will be offered in any particular state. Please check with your financial representative on which versions are available in your state. Version I is known as GMIB I, version II is known as GMIB II and version III is known as GMIB Plus (collectively these will be referenced as "GMIB"). All three versions of the GMIB are described below. You may not have this benefit and the Guaranteed Withdrawal Benefit in effect at the same time.

It is important to recognize that the GMIB does not establish or guarantee your account value or a minimum return for any investment portfolio, and the "income base" that is guaranteed by the GMIB is not available for cash withdrawals. Rather, the GMIB is designed to provide you with a predictable minimum level of income for life after a minimum 10-year waiting period regardless of investment performance or actual account value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments.

The amount of the benefit is determined by applying the income base (described below) at the time of exercise to the GMIB Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. The annuity rates in the Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB II, GMIB Plus or GMIB I produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates. In this case, your annuity payments will be higher if you do not exercise the rider.

(See Appendix D for examples of the GMIB.)


DESCRIPTION OF GMIB II

The GMIB II may be exercised after a 10 year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30 day period following the contract anniversary on or following the owner's 85th birthday. The GMIB II is only available for owners up through age 75, and you can only elect the GMIB II at the time you purchase the contract. Once elected, the rider cannot be terminated except as discussed below.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.

(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.

(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:

    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter; and

    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:

         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge); or

         (2) If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these



                                       27

               withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or other payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.

In determining the GMIB II annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base.

The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary on or following the owner's 85th birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.

OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the contract, then annuitant will be considered the owner in determining the income base and GMIB II annuity payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB II annuity payments.

EXERCISING THE GMIB II RIDER. If you exercise the GMIB II, you must elect to receive annuity payments under one of the following fixed annuity options:

(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:


 Age at Annuitization         Guarantee Period
----------------------       -----------------
          80                         9
          81                         8
          82                         7
          83                         6
       84 and 85                     5

(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed.

These options are described in the contract and the GMIB II rider.

If you exercise the GMIB II, your annuity payments will be the greater of:

o the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or

o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

Partial annuitizations are not permitted under the GMIB II.

If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

If you choose not to receive annuity payments as guaranteed under the GMIB II, you may elect any of the annuity options available under the contract.

TERMINATING THE GMIB II RIDER. Except as otherwise provided in the GMIB II rider, the GMIB II will terminate upon the earliest of:

    a) The 30th day following the contract anniversary on or following your 85th birthday;

    b)    The date you make a complete withdrawal of your account value;

                                       28

    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB II;

    d) Death of the owner or joint owner (unless the spouse (aged 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract; or

    e) A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.

When the GMIB II rider terminates, the corresponding GMIB II rider charge terminates.


DESCRIPTION OF GMIB PLUS

The GMIB Plus is identical to the GMIB II, described above, with the following differences: (1) you may exercise a "GUARANTEED PRINCIPAL OPTION" in which case you receive an additional amount to be added to the account value in lieu of taking GMIB payments; (2) you may be permitted to periodically reset the Annual Increase Amount; (3) you are limited to allocating your account value to certain investment choices; (4) the termination provisions are expanded; and
(5) the additional charge for the GMIB Plus is 0.75% (rather than 0.50% for the GMIB II) of the income base (with a maximum charge of 1.50% of the income base applicable upon exercise of the Optional Reset feature). A description of these features follows.

GUARANTEED PRINCIPAL OPTION. Starting with the tenth contract anniversary prior to the owner's 86th birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible contract anniversary.

By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:

(a) is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal (including applicable withdrawal charges) and

(b) the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.

The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio and EDCA account in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios.

The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is elected, the GMIB Plus rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue.

OPTIONAL RESET. On any contract anniversary on or after the third contract anniversary, you may elect to reset the Annual Increase Amount to the account value. Such a reset may be beneficial if your account value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. However, resetting the Annual Increase Amount will increase your waiting period for exercising the GMIB Plus by restarting it again. You may elect to reset the Annual Increase Amount only if (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset. We must receive your request to exercise the Optional Reset in writing, at our Annuity Service Center, or any other method that we agree to, within a 30 day period prior to the applicable contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least three years since the last Optional Reset and all other requirements are met. We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract.

The Optional Reset will:

(1) reset the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Reset election;

(2)    reset the GMIB Plus waiting period to the tenth


                                       29


     contract anniversary following the date the Optional Reset took effect;
     and

(3) reset the GMIB Plus rider charge to the then current level we charge for the GMIB Plus rider at the time of the reset, up to the Maximum Optional Reset Fee Rate (not to exceed 1.50%).

On the date of the reset, the account value on that day will be treated as a single purchase payment received on the date of the reset for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the reset.

ALLOCATION LIMITATIONS. If you elect to purchase the GMIB Plus, unlike the GMIB II or GMIB I, you are limited to allocating your purchase payments and account value among the following investment portfolios:

(1) the MetLife Defensive Strategy Portfolio,

(2) the MetLife Moderate Strategy Portfolio,

(3) the MetLife Balanced Strategy Portfolio, or

(4) the MetLife Growth Strategy Portfolio

You may also elect to participate in the enhanced dollar cost averaging program, provided that your destination investment portfolios are one or more of the above listed investment portfolios.

TERMINATION PROVISIONS. GMIB Plus will terminate upon the effective date of the Guaranteed Principal Option in addition to the other termination provisions described above under "Terminating the GMIB II Rider." Also, for GMIB Plus only the following replaces termination provision e) above;

o a change for any reason of the owner or joint owner or annuitant, if a non-natural person owns the contract, unless we agree otherwise.


DESCRIPTION OF GMIB I

You can only elect the GMIB I at the time you purchase the contract and if you are age 75 or less. Once elected, the rider cannot be terminated except as described below. The GMIB I may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:

(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:

         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that withdrawal; or

         (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.

(c)    An amount equal to the withdrawal charge which

                                       30

     would be assessed upon a complete withdrawal plus premium and other taxes.


It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB I payments and charges for the GMIB I rider.

OWNERSHIP. While the GMIB I rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will be deemed to be the owner in determining the income base and GMIB I payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.

Upon the exercise of the GMIB I, your annuity payments will be the greater of:

o The annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or

o The annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


EXERCISING THE GMIB I RIDER. When you elect to receive annuity payments under the GMIB I, you have your choice of two fixed annuity options:

(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:




  Age at Annuitization                  Guarantee Period
---------------------------------       -----------------
           80                                   9
           81                                   8
           82                                   7
           83                                   6
        84 and 85                               5



(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed.


TERMINATING THE GMIB I RIDER. The GMIB I rider will terminate upon the earliest of:

o The date you elect to receive annuity payments either under the GMIB I rider or the contract;

o The 30th day following the contract anniversary immediately after your 85th birthday;

o  The date you make a complete withdrawal of your account value;


o Death of the owner or death of the annuitant if a non-natural person owns the contract; or

o A change for any reason of the owner, joint owner or the annuitant, if a non-natural person, owns the contract.


MetLife Investors currently waives the contractual requirement that terminates the GMIB I rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "General Death Benefit Provisions.") In such event the spouse may elect to continue the GMIB I rider. This waiver is permanent for contracts issued before notice of the termination of the waiver.


When the GMIB I rider terminates, the corresponding GMIB I rider charge terminates.

GMIB AND QUALIFIED CONTRACTS

The GMIB may have limited usefulness in connection with a qualified contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where the owner is planning to exercise the rider on a date later than the beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB.


Additionally, the GMIB may not be appropriate for purchase by a beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. The GMIB benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution requirements will be met in all cases where income payments under a life contingent annuity (such as provided under the GMIB) do not begin until after the year following the year of death, as would be the case with a GMIB benefit purchased by such



                                       31


beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised. You should consult your registered representative or tax adviser prior to electing a GMIB rider.

In view of applicable tax requirements, the GMIB riders are not available for purchase under a decedent's IRA when the owner died in or after the year in which he or she attains age 701/2.




6. ACCESS TO YOUR MONEY
You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1)    by making a withdrawal (either a partial or a complete withdrawal);

(2)    by electing to receive annuity payments; or

(3)    when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

o  less any applicable withdrawal charge,

o  less any premium or other tax,

o  less any account fee, and

o  less any applicable pro rata GMIB or GWB rider charge.

Unless you instruct us otherwise, any partial withdrawal will be made pro rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven
(7) days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.


How to withdraw all or part of your account value.

o You must submit a request to our Annuity Service Center. (See "Requests and Elections.")

o You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")

o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be


                                       32

considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

GUARANTEED WITHDRAWAL BENEFIT


In states where approved, you may elect the Guaranteed Withdrawal Benefit ("GWB") as an optional rider to your contract. You may elect the GWB rider prior to age 86 at the time you purchase a contract. The GWB is a guaranteed minimum withdrawal benefit that guarantees the complete return of your purchase payments - plus a 5% bonus amount - over time. You may begin taking withdrawals immediately or at a later time. The GWB is intended to protect you against poor market performance only if your annual withdrawals or amounts applied to an annuity option are less than or equal to a specified amount as described in more detail below. However, the GWB does not establish or guarantee an account value or minimum return for any investment portfolio. Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Once elected, the GWB rider cannot be terminated except as described below. You may not elect both the GWB and GMIB riders under your contract.

The GWB guarantees that, PROVIDED WITHDRAWALS OR AMOUNTS APPLIED TO AN ANNUITY OPTION DO NOT EXCEED THE ANNUAL BENEFIT PAYMENT (THE INITIAL ANNUAL BENEFIT PAYMENT IS CURRENTLY 7% OF YOUR INITIAL PURCHASE PAYMENT PLUS THE GWB BONUS AMOUNT) IN ANY CONTRACT YEAR, the total payments that you or your beneficiary will receive from the contract over time will equal or exceed the Guaranteed Withdrawal Amount, which initially equals your purchase payments (and any applicable GWB Bonus Amount).


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE GUARANTEED WITHDRAWAL AMOUNT. THIS REDUCTION MAY BE SIGNIFICANT. HOWEVER, THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (WHICH DOES NOT DECREASE DUE TO WITHDRAWALS) UNTIL TERMINATION OF THE CONTRACT.

BENEFIT BASE. Your initial BENEFIT BASE is equal to the initial GUARANTEED WITHDRAWAL AMOUNT, calculated as your initial purchase payment plus the GWB Bonus Amount. Thereafter, the Benefit Base is calculated separately from the Guaranteed Withdrawal Amount. Your Benefit Base will change as purchase payments and withdrawals are made, or as the result of an Optional Reset, while your Guaranteed Withdrawal Amount may change only as purchase payments are made, or as the result of an Optional Reset.

The Benefit Base is equal to:

o Your initial purchase payment, increased by any applicable GWB Bonus Amount (currently, 5% for the initial purchase payment);

o Increased by each subsequent purchase payment, and by any applicable GWB Bonus Amount (currently, 5% of each subsequent purchase payment);

o Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable withdrawal charges) and amounts applied to an annuity option (currently, you may not apply amounts less than your entire account value to an annuity option); and

o If a Benefit Paid from your contract is not payable to the contract owner or contract owner's bank account (or annuitant's bank account, if the owner is a non-natural person) or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Amount, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.

ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate, currently 7%. The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of the Annual Benefit Payment before the subsequent purchase payment and the GWB


                                       33

Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment.


Benefits Paid from your contract have the following effect. If annual Benefits Paid from your contract do not exceed the Annual Benefit Payment, the Annual Benefit Payment will not decrease. If a Benefit Paid from your contract does result in annual Benefits Paid during a contract year exceeding the Annual Benefit Payment or is not payable to the contract owner or contract owner's bank account (or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the Benefit Paid multiplied by the GWB Withdrawal Rate.

For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 701/2. A beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) may be required to take such withdrawals which must commence, in accordance with tax regulations, by the end of the calendar year following the year of the owner's death. These required distributions may be larger than the Annual Benefit Payment and may therefore adversely impact your guarantee under the GWB rider.


GUARANTEED WITHDRAWAL AMOUNT. The initial GUARANTEED WITHDRAWAL AMOUNT is equal to your initial purchase payment plus the GWB Bonus Amount. The total amount guaranteed to be withdrawn over time may be less than the Guaranteed Withdrawal Amount if your annual withdrawals exceed the Annual Benefit Payment. However, the Guaranteed Withdrawal Amount is always the amount against which the GWB rider charge is calculated. The Guaranteed Withdrawal Amount may increase with additional purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of the (1) Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount.

OPTIONAL RESET. An Optional Reset can result in an increase of the Annual Benefit Payment, the Benefit Base, the Guaranteed Withdrawal Amount and the GWB rider charge. The Optional Reset can result in a decrease of the Annual Benefit Payment and Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Starting with the fifth contract anniversary prior to the owner's 86th birthday, you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your account value is larger than the Benefit Base immediately before the reset. We must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least five years since the last Optional Reset. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. The reset will:

o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset plus the applicable GWB Bonus Amount (currently, 0%);

o Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (currently 7%); and

o Reset the GWB rider charge equal to the then current level we charge at the time of the reset, up to the Maximum Optional Reset Fee Rate (currently 0.95%).

The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. Locking in a higher Benefit Base increases your total future guaranteed withdrawal payments, but may decrease the amount of the Annual Benefit Payment if, before the reset, the account value is less than the Guaranteed Withdrawal Amount.

TERMINATION OF THE GWB RIDER. The GWB rider will terminate:

1.    When you take a total withdrawal of your account value;

2.    The date you apply your account value to an annuity option;

3.    When your account value is not sufficient to pay the

                                       34

     charge for this benefit (whatever account value is available will be applied to pay the annual GWB rider charge);

4. When the owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person;

5. There is a change in owners, joint owners or annuitants (if the owner is a non-natural person); or

6.    When the contract is terminated.

ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the owner (or the annuitant if the owner is a non-natural person) or to your beneficiary, if you or the annuitant should die, on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code.

If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while this benefit is in effect, your beneficiary may elect to receive the Guaranteed Withdrawal Benefit as a death benefit instead of the standard death benefit, the Annual Step-Up death benefit or the Compounded-Plus death benefit, if those benefits had been purchased by the owner(s). Otherwise, the provisions of those death benefits will determine the amount of the death benefit.

If the beneficiary elects the death benefit under the Guaranteed Withdrawal Benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently then annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing.


We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and non-qualified contracts subject to
Section 72(s)). If you terminate the GWB rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.

(See Appendix E for examples of the GWB.)


SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o  trading on the New York Stock Exchange is restricted;

o an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.



7. PERFORMANCE
We periodically advertise subaccount performance relating to the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation


                                       35


unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge and GMIB or GWB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, GMIB or GWB rider charge and the investment portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the guaranteed minimum income benefit or guaranteed withdrawal benefit riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.

8. DEATH BENEFIT
UPON YOUR DEATH


If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider or the Compounded-Plus death benefit rider and you can also select the Additional Death Benefit - Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.


If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION

The death benefit will be the greater of:

(1)    the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the


                                       36

percentage reduction in account value attributable to each partial withdrawal made after such date."

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP

If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:

(1)    the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)    the highest anniversary value, as defined below.

On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and

o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

OPTIONAL DEATH BENEFIT - COMPOUNDED-PLUS

If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:

(1)    the account value; or

(2)    the enhanced death benefit.

The enhanced death benefit is the greater of (a) or (b) below:

    (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

    (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and

         (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:

     (a)    for the highest anniversary value, the highest

                                       37

          anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and

    (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).

ADDITIONAL DEATH BENEFIT - EARNINGS PRESERVATION BENEFIT


The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a)    is the death benefit under your contract; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.



              Benefit Percentage
Issue Age                            Percentage
-----------------------------       -----------
  Ages 69 or younger                     40%
  Ages 70-79                             25%
  Ages 80 and above                       0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy,


                                       38

under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts.


There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from individual accounts. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached 701/2 (which may be more or less than five years after the annuitant's death). (See "Federal Income Tax Status.")


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60 day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. Spousal continuation will not satisfy minimum required distribution rules for tax qualified contracts other than IRAs.


DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non- natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.



9. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract."


                                       39

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (E.G., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 591/2;

o  made on or after the death of an owner;

o  attributable to the taxpayer's becoming disabled;

o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

o under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may



                                       40


elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information as well as "General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2005, $4,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 591/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and its riders. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may


                                       41


elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2005. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 591/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 591/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Proposed income tax regulations issued in November 2004, would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

The proposed regulations will generally not be effective until taxable years beginning after December 31, 2005, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.


SECTION 457(B) PLANS. An eligible 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


                                       42

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period.

The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consquences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:

o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 591/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 591/2.

o The possibility that the exercise of the commutations feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to



                                       43


exercising any commutation feature under an annuity payment option.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.



10. OTHER INFORMATION
METLIFE INVESTORS


MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, MetLife Investors became a direct subsidary of MetLife. MetLife is a leading provider of insurance and financial products and services to individual and group customers.


We are licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the


                                       44

Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 22 Corporate Plaza Drive, Newport Beach, CA 92660, for the distribution of the contracts. We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

The sales representatives and managers of our affiliates may be eligible for additional cash compensation such as bonuses, stock options, training allowances, supplemental salary, payments based on a percentage of the contract's account value, financing arrangements, medical and other insurance benefits, retirement benefits and other benefits. The amount of this additional compensation is based primarily on the amount of proprietary products sold. Proprietary products are products issued by MetLife Investors and its affiliates. Sales representatives of affiliates must meet a minimum level of sales of proprietary products in order to maintain their eligibility for the additional cash compensation. Sales representatives and managers of our affiliates are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes and awards.

Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature and similar services.

All of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.25% of Separate Account assets invested in the particular investment portfolio.

SELLING FIRMS

The Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. A group of selected selling firms receive additional compensation, which may include marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from the general account of the Company. A portion of the payments made to selling firms may be passed on to their account representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 6.5% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions beginning in year two up to 1.00% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as



                                       45


agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as annuity payments). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.

The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2004, as well as the range of additional compensation paid.)

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.


Requests for service may be made:

o  Through your registered representative

o By telephone at 1-800-343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

o  In writing to our Annuity Service Center

o  By fax at (515) 457-4400 or

o  By Internet at www.metlifeinvestors.com

All other requests must be in written form, satisfactory to us.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in


                                       46

the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone and computer systems may not always be available. Any telephone or computer systems, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.

CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.

These rights include the right to:

o  change beneficiary.

o change the annuitant before the annuity date (subject to our underwriting and administrative rules).

o  assign the contract (subject to limitation).

o  change the payment option.

o exercise all other rights, benefits, options and privileges allowed by the contract or us.

The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The annuitant and the owner do not have to be the same person except as required under certain sections of the Internal Revenue Code.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

LEGAL PROCEEDINGS

MetLife Investors like other life insurance companies, is involved on occasion in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. MetLife Investors does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.



                                       47

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

     Company
     Experts
     Custodian
     Legal Matters
     Distribution
     Calculation of Performance Information
     Annuity Provisions
     Tax Status of the Contracts
     Condensed Financial Information
     Financial Statements

                                       48

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2004. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)

CHART 1 - Contracts with the Standard Death Benefit - Principal Protection and no additional death benefit riders (total separate account product charges equal 1.60% on an annual basis)





                   1.60% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MONEY MARKET SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========



                                                                                                    NUMBER OF
                                                         ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                         BEGINNING OF            END OF           OUTSTANDING AT
                                                            PERIOD               PERIOD           END OF PERIOD
                                                       ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004                                             11.495795            11.955751          177,820.3075
=============                                             =========            =========          ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                             13.322388            13.924184          674,632.3592
=============                                             =========            =========          ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004                                              6.873150             7.153997          569,830.2928
=============                                             =========            =========          ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004                                             16.939597            17.118943          582,980.4835
=============                                             =========            =========          ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004                                             46.082736            47.698291          328,790.1190
=============                                             =========            =========          ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                             10.574914            11.152257          497,680.7338
=============                                             =========            =========          ============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   11/22/2004                                             13.168994            13.521569          216,833.8611
=============                                             =========            =========          ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004                                             11.670206            12.136100          375,629.8958
=============                                             =========            =========          ============
 MONEY MARKET SUB-ACCOUNT
   11/22/2004                                              9.919188             9.915939           89,810.9084
=============                                             =========            =========          ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004                                             11.872430            12.816450          162,452.6748
=============                                             =========            =========          ============


                                      A-1

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                           1.60% SEPARATE ACCOUNT PRODUCT CHARGES
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/312004
=============                                                         ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                                             8.101661             8.328364
=============                                                             ========             ========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                                            11.192257            11.180310
=============                                                            =========            =========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                                            11.996120            12.050144
=============                                                            =========            =========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                                             4.206853             4.325647
=============                                                            =========            =========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                             6.818458             7.091623
=============                                                            =========            =========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                            13.687555            14.273751
=============                                                            =========            =========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                            10.484859            11.100137
=============                                                            =========            =========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                            11.573215            11.874740
=============                                                            =========            =========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            14.653425            15.065379
=============                                                            =========            =========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            10.076840            10.444336
=============                                                            =========            =========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            11.009926            11.328989
=============                                                            =========            =========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.301432            10.688161
=============                                                            =========            =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.101591            10.392155
=============                                                            =========            =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.941718            10.108289
=============                                                            =========            =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.241480            10.603065
=============                                                            =========            =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                      -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                                          1,190,042.9860
=============                                                          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                                            973,583.6416
=============                                                          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                                            730,537.2305
=============                                                          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                                            230,230.4273
=============                                                          ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                            461,770.0175
=============                                                          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                            552,235.2175
=============                                                          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                            145,279.7418
=============                                                          ==============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                          1,193,178.8170
=============                                                          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            504,706.1415
=============                                                          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            610,848.0166
=============                                                          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            405,352.2510
=============                                                          ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          1,155,952.0390
=============                                                          ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          2,974,335.7840
=============                                                          ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            202,145.7266
=============                                                          ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          2,157,771.3080
=============                                                          ==============


                                      A-2

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



              1.60% SEPARATE ACCOUNT PRODUCT CHARGES
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                to       12/31/2004
=============                               ====      ==========



                                                                                         NUMBER OF
                                              ACCUMULATION         ACCUMULATION         ACCUMULATION
                                             UNIT VALUE AT        UNIT VALUE AT            UNITS
                                              BEGINNING OF            END OF           OUTSTANDING AT
                                                 PERIOD               PERIOD           END OF PERIOD
                                            ---------------      ---------------      ---------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                 10.011662            10.228501          1,031,983.9640
=============                                 =========            =========          ==============






                                      A-3

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


CHART 2 -  Contracts with the Compounded-Plus Benefit and the Additional Death
         Benefit - Earnings Preservation Benefit (total separate account product charges equal 2.20% on an annual basis)





                   2.20% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MONEY MARKET SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========



                                                                                                    NUMBER OF
                                                         ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                         BEGINNING OF            END OF           OUTSTANDING AT
                                                            PERIOD               PERIOD           END OF PERIOD
                                                       ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004                                             11.456957            11.907728           31,370.0740
=============                                             =========            =========           ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                             13.198031            13.785392          107,551.7072
=============                                             =========            =========          ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004                                              6.808987             7.082674          133,941.9579
=============                                             =========            =========          ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004                                             16.781401            16.948206          114,971.4284
=============                                             =========            =========          ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004                                             45.652599            47.222817           71,324.8972
=============                                             =========            =========          ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                             10.476198            11.041095           81,060.3535
=============                                             =========            =========          ============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   11/22/2004                                             13.046066            13.386766           35,384.6763
=============                                             =========            =========          ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004                                             11.561275            12.015117           73,108.5388
=============                                             =========            =========          ============
 MONEY MARKET SUB-ACCOUNT
   11/22/2004                                              9.826509             9.816994           64,078.0296
=============                                             =========            =========          ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004                                             11.832339            12.764997           31,565.0512
=============                                             =========            =========          ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                              8.026026             8.245328          217,351.0950
=============                                             =========            =========          ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                             11.087698            11.068762          171,205.7546
=============                                             =========            =========          ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                             11.884042            11.929910           99,283.6491
=============                                             =========            =========          ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                              4.167585             4.282527           39,694.1716
=============                                             =========            =========          ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                              6.754823             7.020938           76,592.0630
=============                                             =========            =========          ============


                                      A-4

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                           2.20% SEPARATE ACCOUNT PRODUCT CHARGES
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/312004
=============                                                         ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                            13.559870           14.131547
=============                                                            =========           =========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                            10.449400           11.055516
=============                                                            =========           =========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                            11.465194           11.756369
=============                                                            =========           =========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            14.516630           14.915178
=============                                                            =========           =========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                             9.982774           10.340216
=============                                                            =========           =========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            10.907156           11.216052
=============                                                            =========           =========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.298220           10.677989
=============                                                            =========           =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.098439           10.382260
=============                                                            =========           =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.938614           10.098659
=============                                                            =========           =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.238287           10.592973
=============                                                            =========           =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.008537           10.218758
=============                                                            =========           =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                      -----------------
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                             89,629.8076
=============                                                             ===========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                             28,818.4921
=============                                                             ===========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                            186,488.7410
=============                                                            ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                             73,451.5810
=============                                                            ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            106,217.6620
=============                                                            ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                             39,193.2251
=============                                                            ============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            155,892.6343
=============                                                            ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            735,259.9208
=============                                                            ============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             38,552.2936
=============                                                            ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            455,800.3961
=============                                                            ============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          1,048,355.7400
=============                                                          ==============






                                      A-5


APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST (CLASS B):


Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:

MET/AIM MID CAP CORE EQUITY PORTFOLIO

SUBADVISER: A I M Capital Management, Inc.

INVESTMENT OBJECTIVE: The Met/AIM Mid Cap Core Equity Portfolio seeks long-term growth of capital.

MET/AIM SMALL CAP GROWTH PORTFOLIO

SUBADVISER: A I M Capital Management, Inc.

INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

GOLDMAN SACHS MID-CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid-Cap Value Portfolio seeks long-term capital appreciation.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.

JANUS AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: Janus Capital Management LLC

INVESTMENT OBJECTIVE: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.

MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

NEUBERGER BERMAN REAL ESTATE PORTFOLIO


SUBADVISER: Neuberger Berman Management, Inc.


INVESTMENT OBJECTIVE: The Neuberger Berman Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.


PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.



                                      B-1



RCM GLOBAL TECHNOLOGY PORTFOLIO (formerly, PIMCO PEA Innovation Portfolio)

SUBADVISER: RCM Capital Management, LLC (formerly, PEA Capital LLC)

INVESTMENT OBJECTIVE: The RCM Global Technology Portfolio seeks capital appreciation; no consideration is given to income.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

TURNER MID-CAP GROWTH PORTFOLIO

SUBADVISER: Turner Investment Partners, Inc.

INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following Class B or Class E, as noted, portfolios are available under the contract:

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, Inc.

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, Inc., L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.

INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark Focused Value Portfolio seeks long-term capital appreciation.

JENNISON GROWTH PORTFOLIO

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.



                                      B-2



METLIFE STOCK INDEX PORTFOLIO

SUBADVISER: Metropolitan Life Insurance Company

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO

SUBADVISER: Salomon Brothers Asset Management Inc

INVESTMENT OBJECTIVE: The Salomon Brothers U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B):

In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios are available under the contract:

METLIFE DEFENSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks a high level of current income with growth of capital, a secondary objective.

METLIFE MODERATE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE GROWTH STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks growth of capital primarily through its investments in underlying portfolios that invest primarily in equity securities and secondarily through its investments in underlying portfolios that invest primarily in fixed income securities.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital through its investments in underlying portfolios that invest primarily in equity securities.



                                      B-3

APPENDIX C
EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS
In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-MONTH EDCA
The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                                                        ---- Account Values----
 Beg of         Amount Allocated             Actual                 EDCA             1st Payment         2nd Payment
  Month              to EDCA             EDCA Transfer         Account Value            Bucket             Bucket
--------       ------------------       ---------------       ---------------       -------------       ------------
    1                12000                   2000                  10000                10000
    2                                        2000                   8095                 8095
    3                                        2000                   6172                 6172
    4                 6000                   3000                   9230                 3230               6000
    5                                        3000                   6309                  261               6048
    6                                        3000                   3359                    0               3359
    7                                        3000                    386                    0                386
    8                                         389                      0                    0                  0
    9                                           0                      0                    0                  0
   10                                           0                      0                    0                  0
   11                                           0                      0                    0                  0
   12                                           0                      0                    0                  0
   13                                           0                      0                    0                  0
   14                                           0                      0                    0                  0
   15                                           0                      0                    0                  0


                                      C-1

12-MONTH EDCA
The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x

(1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                                                        ---- Account Values----
 Beg of         Amount Allocated             Actual                 EDCA             1st Payment         2nd Payment
  Month              to EDCA             EDCA Transfer         Account Value            Bucket             Bucket
--------       ------------------       ---------------       ---------------       -------------       ------------
    1                24000                   2000                  22000                22000
    2                                        2000                  20209                20209
    3                                        2000                  18401                18401
    4                                        2000                  16575                16575
    5                                        2000                  14732                14732
    6                12000                   3000                  23872                11872              12000
    7                                        3000                  21801                 8985              12096
    8                                        3000                  18262                 6070              12192
    9                                        3000                  15417                 3128              12289
   10                                        3000                  12545                  157              12387
   11                                        3000                   9645                    0               9645
   12                                        3000                   6722                    0               6722
   13                                        3000                   3776                    0               3776
   14                                        3000                    806                    0                806
   15                                         812                      0                    0                  0

                                       --

                                      C-2


APPENDIX D
GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES
The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges.

(1) THE 5% ANNUAL INCREASE AMOUNT

    Determining a value upon which future income payments can be based
    ------------------------------------------------------------------

    Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 85th birthday. Your purchase payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]





    Determining your guaranteed lifetime income stream
    --------------------------------------------------

    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

[GRAPHIC APPEARS HERE]





(2) THE "HIGHEST ANNIVERSARY VALUE" ("HAV")

    Determining a value upon which future income payments can be based
    ------------------------------------------------------------------

    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






                                      D-1



    Determining your guaranteed lifetime income stream
    --------------------------------------------------

    Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

[GRAPHIC APPEARS HERE]





(3) PUTTING IT ALL TOGETHER

    Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the Guaranteed Minimum Income Benefit may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.

[GRAPHIC APPEARS HERE]





    With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.

[GRAPHIC APPEARS HERE]





(4) THE GUARANTEED PRINCIPAL OPTION - GMIB PLUS

    Initial Investment is $100,000. Assume that no withdrawals are taken.
      Assume that account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.

    The effect of exercising the Guaranteed Principal Option:

    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing it back up to $100,000.

    2) The GMIB Plus rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.

    3)    GMIB Plus allocation and transfer restrictions


                                      D-2


          terminate as of the date that the adjustment is made to the account value.

[GRAPHIC APPEARS HERE]





    *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.

(5) THE OPTIONAL RESET - GMIB PLUS

    Initial investment is $100,000. Assume that no withdrawals are taken. The
      5% Annual Increase Amount at the 3rd contract anniversary is 115,763 (100,000 accumulates at the annual increase rate of 5%). Assume the account value at the 3rd contract anniversary is $135,000 due to good market performance, and you elect an Optional Reset at this time.

    The effect of the optional reset election is:

    1)    The 5% Annual Increase Amount is reset from 115,763 to 135,000.

    2) The 10-year waiting period to annuitize your contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of reset until the 13th contract anniversary.

    3) The GMIB Plus rider fee is reset to the fee that MetLife Investors is charging new contract owners at that time.

    The 5% Annual Increase Amount at the 6th contract anniversary is 156,279
      (135,000 accumulates at the annual increase rate of 5%).

    Assume the account value at the 6th contract anniversary is $180,000 due to good market performance and you elect an Optional Reset at this time.

    The effect of the optional reset election is:

    1)    The 5% Annual Increase Amount is reset from 156,279 to 180,000.

    2) The 10-year waiting period to annuitize your contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of reset until the 16th contract anniversary.

    3) The GMIB Plus rider fee is reset to the fee that MetLife Investors is charging new contract owners at that time.

[GRAPHIC APPEARS HERE]




                                      D-3



APPENDIX E
GUARANTEED WITHDRAWAL BENEFIT EXAMPLES
The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.

A.   How Withdrawals Affect the Benefit Base

  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. ($100,000 x 5%). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.

  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.

C.   How Withdrawals Affect the Annual Benefit Payment

  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount

An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed



                                      E-1


Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

E.   Putting It All Together

     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

                           [GRAPHIC APPEARS HERE]

           ANNUAL BENEFIT     CUMULATIVE      ACCOUNT      BENEFIT
              PAYMENT        WITHDRAWALS      BALANCE       BASE
          ---------------   -------------   ----------   ----------
      0                 0               0      100,000      105,000
      1             7,350           7,350       85,000       97,650
      2             7,350           7,350       68,000       90,300
      3             7,350           7,350       50,000       82,950
      4             7,350           7,350       42,650       75,600
      5             7,350           7,350       35,300       68,250
      6             7,350           7,350       27,950       60,900
      7             7,350           7,350       20,600       53,550
      8             7,350           7,350       13,250       46,200
      9             7,350           7,350        5,900       38,850
     10             7,350           7,350            0       31,500
     11             7,350           7,350            0       24,150
     12             7,350           7,350            0       16,800
     13             7,350           7,350            0        9,450
     14             7,350           7,350            0        2,100
     15             2,100           2,100            0            0
     16
     17
     18




                                      E-2


  2.   When Withdrawals Do Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


                        [GRAPHIC APPEARS HERE]

           ANNUAL BENEFIT     CUMULATIVE      ACCOUNT      BENEFIT
              PAYMENT        WITHDRAWALS      BALANCE       BASE
          ---------------   -------------   ----------   ----------
      0   $             0   $           0   $  100,000   $  105,000
      1             7,350           7,350       85,000       97,650
      2             7,350           7,350       68,000       90,300
      3             7,350           7,350       50,000       82,950
      4             7,350          10,000       40,000       40,000
      5             2,800           2,800       37,200       37,200
      6             2,800           2,800       34,400       34,400
      7             2,800           2,800       31,600       31,600
      8             2,800           2,800       28,800       28,800
      9             2,800           2,800       26,000       26,000
     10             2,800           2,800       23,200       23,200
     11             2,800           2,800       20,400       20,400
     12             2,800           2,800       17,600       17,600
     13             2,800           2,800       14,800       14,800
     14             2,800           2,800       12,000       12,000
     15             2,800           2,800        9,200        9,200
     16             2,800           2,800        6,400        6,400
     17             2,800           2,800        3,600        3,600
     18             2,800           2,800          800          800


F.   How the Optional Reset Works

Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

The account value on the fifth contract anniversary grew due to market performance to $195,850. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $195,850, and the Annual Benefit Payment would become 7% x $195,850 = $13,710.

The account value on the tenth contract anniversary grew due to market performance to $250,488. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $250,488, and the Annual Benefit Payment would become 7% x $250,488 = $17,534.

The account value on the fifteenth contract anniversary grew due to market performance to $395,016. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $395,016, and the Annual Benefit Payment would become 7% x $395,016 = $27,651.



                                      E-3


The period of time over which the Annual Benefit Payment may be taken would be lengthened.

                       [GRAPHIC APPEARS HERE]

           ANNUAL BENEFIT     CUMULATIVE       ACCOUNT
              PAYMENT        WITHDRAWALS       BALANCE
          ---------------   -------------   -------------
      1   $      7,350.00   $    7,350.00   $  105,000.00
      2          7,350.00       14,700.00      125,000.00
      3          7,350.00       22,050.00      130,000.00
      4          7,350.00       29,400.00      145,000.00
      5          7,350.00       36,750.00      185,000.00
      6         13,709.50       50,459.50      195,850.00
      7         13,709.50       64,169.00      175,000.00
      8         13,709.50       77,878.50      185,200.00
      9         13,709.50       91,588.00      189,300.00
     10         13,709.50      105,297.50      205,200.00
     11         17,534.16      122,831.70      250,488.00
     12         17,534.16      140,365.80      260,322.00
     13         17,534.16      157,900.00      245,000.00
     14         17,534.16      175,434.10      285,000.00
     15         17,534.16      192,968.30      315,000.00
     16         27,651.12      220,619.40      395,016.00
     17         27,651.12      248,270.50      410,100.00
     18         27,651.12      275,921.70      425,200.00
     19         27,651.12      303,572.80      420,200.00
     20         27,651.12      331,223.90      452,000.00

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                      AND

                      METLIFE INVESTORS INSURANCE COMPANY

                          CLASS L AND CLASS L - 4 YEAR
THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2005, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE US
AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2005.

SAI-505MOL

TABLE OF CONTENTS                                                         PAGE


COMPANY ......................................................       2
EXPERTS ......................................................       2
CUSTODIAN ....................................................       2
LEGAL MATTERS ................................................       2
DISTRIBUTION .................................................       2
     Reduction or Elimination of the Withdrawal Charge .......       3
CALCULATION OF PERFORMANCE INFORMATION .......................       4
     Total Return ............................................       4
     Historical Unit Values ..................................       4
     Reporting Agencies ......................................       5
ANNUITY PROVISIONS ...........................................       5
     Variable Annuity ........................................       5
     Fixed Annuity ...........................................       6
     Mortality and Expense Guarantee .........................       6
     Legal or Regulatory Restrictions on Transactions ........       6
TAX STATUS OF THE CONTRACTS ..................................       7
CONDENSED FINANCIAL INFORMATION ..............................       8
     Class L .................................................       8
     Class L-4 Year ..........................................      36
FINANCIAL STATEMENTS .........................................      44

COMPANY
MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company on February 12, 2001.

We are licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


EXPERTS
The consolidated financial statements of the Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.

The financial statements of the sub-accounts of the Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 100 South 4th Street, St. Louis, Missouri 63102.


CUSTODIAN
MetLife Investors Insurance Company, P.O. Box 10366, Des Moines, Iowa 50306-0366, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


LEGAL MATTERS
Legal matters in connection with the contracts described in this registration statement have been passed on by Richard C. Pearson, General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, DC has provided advice on certain matters relating to the federal securities laws in connection with the Contracts.


DISTRIBUTION
Information about the distribution of the contracts is contained in the prospectus. (See "Other Information - Distribution of the Contracts.") Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 22 Corporate Plaza Drive, Newport Beach, California 92660. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:



                                                 Aggregate Amount of
                                                 Commissions Retained
                     Aggregate Amount of         by Distributor After
                     Commissions Paid to         Payments to Selling
Fiscal year              Distributor                    Firms
-------------       ---------------------       ---------------------
2002                $52,870,329                 $0
2003                $91,890,954                 $0
2004                $80,238,318                 $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.

As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2004 ranged from $4,088,944 to $142. The amount of commissions paid to selected selling firms during 2004 ranged from $37,331,317 to $2,510. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2004 ranged from $41,420,261 to $30,243. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and MetLife Investors USA Insurance Company).

The following list sets forth the names of selling firms that received additional compensation in 2004 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.

A.G. Edwards & Sons, Inc.
Commonwealth
Edward Jones
Firstar Investments
HSBC Brokerage
J.J.B. Hilliard, W.L. Lyons, Inc.
Linsco Private Ledger
RBC Dain Rauscher, Inc.
Stifer, Nicolaus & Co., Incorporated
UBS Financial Services
Vision Investment Services
Wachovia Securities, LLC


There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an account value credit.




CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charges, GMIB or GWB rider charge. For purposes of calculating performance information, the GMIB rider charge is reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sale charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any account fee, withdrawal charge, GMIB or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial

Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.



ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated GMIB or GWB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:

1. dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.


(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.


(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i)    the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is     the net asset value per share of the portfolio for the immediately preceding business day.

C is (i)    the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o  You may not make a transfer from the fixed account to the Separate Account;

o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the Separate Account to the fixed account. The amount transferred to the fixed account from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed account will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The fixed account value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.

TAX STATUS OF THE CONTRACTS
Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment portfolio will satisfy these diversification requirements.



OWNER CONTROL. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2004. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Each chart presents accumulation unit values based upon which riders you select. These charts are in addition to the charts in the prospectus.

CLASS L

CHART 3 -  Contracts issued prior to May 1, 2003 with the Annual Step-Up Death
         Benefit (total separate account product charges equal 1.70% on an annual basis)



                                 1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998603            11.947733           87,762.8657
============        ====      ==========            ========            =========           ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.928158              508.8878
  01/01/2002         to       12/31/2002           10.928158             8.800051           95,322.4390
  01/01/2003         to       12/31/2003            8.800051            11.677183          531,728.0383
  01/01/2004         to       12/31/2004           11.677183            13.836033          398,795.7166
============        ====      ==========           =========            =========          ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            8.648464             7.293152            1,694.5856
  01/01/2002         to       12/31/2002            7.293152             5.174250          233,260.9841
  01/01/2003         to       12/31/2003            5.174250             6.659028          800,647.9975
  01/01/2004         to       12/31/2004            6.659028             7.099050          466,661.7485
============        ====      ==========           =========            =========          ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  04/27/2001         to       12/31/2001           14.059023            13.949937            3,638.7753
  01/01/2002         to       12/31/2002           13.949937            13.636163          278,479.3203
  01/01/2003         to       12/31/2003           13.636163            15.974861          896,264.1469
  01/01/2004         to       12/31/2004           15.974861            16.987464          513,645.7784
============        ====      ==========           =========            =========          ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  04/27/2001         to       12/31/2001           42.815885            41.307768            5,117.7809
  01/01/2002         to       12/31/2002           41.307768            33.252421          166,246.1165
  01/01/2003         to       12/31/2003           33.252421            42.739368          464,991.3319
  01/01/2004         to       12/31/2004           42.739368            47.331015          307,192.2238
============        ====      ==========           =========            =========          ============

                                  1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.519967             8.364074             16,597.2355
  01/01/2002         to       12/31/2002            8.364074             7.252608            263,740.3983
  01/01/2003         to       12/31/2003            7.252608             9.415238            484,592.6310
  01/01/2004         to       12/31/2004            9.415238            11.066632            473,347.6832
============        ====      ==========            ========            =========            ============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.983749              1,024.6686
  01/01/2002         to       12/31/2002           10.983749             9.630429             99,657.2108
  01/01/2003         to       12/31/2003            9.630429            11.946424            417,621.5059
  01/01/2004         to       12/31/2004           11.946424            13.436009            241,009.5164
============        ====      ==========           =========            =========            ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            11.844254              2,107.0859
  01/01/2002         to       12/31/2002           11.844254             8.441761            200,638.6368
  01/01/2003         to       12/31/2003            8.441761            11.525222            408,734.8833
  01/01/2004         to       12/31/2004           11.525222            12.059258            363,348.1986
============        ====      ==========           =========            =========            ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.145551             8.049480             18,711.4628
  01/01/2002         to       12/31/2002            8.049480             6.266710            178,559.9517
  01/01/2003         to       12/31/2003            6.266710             7.660639            327,617.4833
  01/01/2004         to       11/19/2004            7.660639             7.848858            266,549.4004
============        ====      ==========           =========            =========            ============
 MONEY MARKET SUB-ACCOUNT
  04/27/2001         to       12/31/2001           10.064193            10.133571              9,087.7380
  01/01/2002         to       12/31/2002           10.133571            10.071962            301,046.4763
  01/01/2003         to       12/31/2003           10.071962             9.945179            351,222.8955
  01/01/2004         to       12/31/2004            9.945179             9.839786            223,470.6640
============        ====      ==========           =========            =========            ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998603            12.807859            100,341.1179
============        ====      ==========           =========            =========            ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.472551             8.449647             17,573.1823
  01/01/2002         to       12/31/2002            8.449647             6.252226            580,689.7182
  01/01/2003         to       12/31/2003            6.252226             7.900513          1,596,258.4350
  01/01/2004         to       12/31/2004            7.900513             8.264379          1,189,032.8730
============        ====      ==========           =========            =========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.415006            746,798.8565
  01/01/2004         to       12/31/2004           10.415006            11.161632            515,248.5307
============        ====      ==========           =========            =========          ==============

                                  1.70% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 PIMCO TOTAL RETURN SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.985193            10.514782             11,306.6258
  01/01/2002         to       12/31/2002           10.514782            11.298298            630,261.2152
  01/01/2003         to       12/31/2003           11.298298            11.586151          1,235,549.7830
  01/01/2004         to       12/31/2004           11.586151            11.957662            869,120.2033
============        ====      ==========           =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
  04/27/2001         to       12/31/2001            7.816198             6.080967              1,552.1942
  01/01/2002         to       12/31/2002            6.080967             2.945438            109,562.8487
  01/01/2003         to       12/31/2003            2.945438             4.562967            195,146.2027
  01/01/2004         to       12/31/2004            4.562967             4.292400            224,900.4638
============        ====      ==========           =========            =========          ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.586900             8.219849             12,893.1127
  01/01/2002         to       12/31/2002            8.219849             4.522374            352,276.9784
  01/01/2003         to       12/31/2003            4.522374             6.075262            980,935.1530
  01/01/2004         to       12/31/2004            6.075262             7.037135            471,277.9189
============        ====      ==========           =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002         to       12/31/2002           10.000000             8.215979            147,212.5266
  01/01/2003         to       12/31/2003            8.215979            11.423529            576,603.6569
  01/01/2004         to       12/31/2004           11.423529            14.207228            358,972.1344
============        ====      ==========           =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998603            11.092687             86,035.0498
============        ====      ==========           =========            =========          ==============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/27/2001         to       12/31/2001           10.855312            10.135898             28,056.6759
  01/01/2002         to       12/31/2002           10.135898             8.315670            587,631.1290
  01/01/2003         to       12/31/2003            8.315670            10.688383          1,292,225.2440
  01/01/2004         to       12/31/2004           10.688383            11.783568          1,138,842.3546
============        ====      ==========           =========            =========          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/27/2001         to       12/31/2001           10.589457            11.923451              9,624.9371
  01/01/2002         to       12/31/2002           11.923451            10.659633            349,366.5888
  01/01/2003         to       12/31/2003           10.659633            13.868108            772,134.4652
  01/01/2004         to       12/31/2004           13.868108            14.949753            450,176.1343
============        ====      ==========           =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             7.612760            302,855.7201
  01/01/2003         to       12/31/2003            7.612760             9.706767            603,528.5826
  01/01/2004         to       12/31/2004            9.706767            10.395609            425,747.7938
============        ====      ==========           =========            =========          ==============

                           1.70% SEPARATE ACCOUNT PRODUCT CHARGES
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001                                                          to       12/31/2001
   01/01/2002                                                          to       12/31/2002
   01/01/2003                                                          to       12/31/2003
   01/01/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001                                                            10.000000            10.842420
   01/01/2002                                                            10.842420             8.259307
   01/01/2003                                                             8.259307            10.383456
   01/01/2004                                                            10.383456            11.257260
=============                                                            =========            =========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.300896            10.686465
=============                                                            =========            =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.101066            10.390505
=============                                                            =========            =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.941201            10.106683
=============                                                            =========            =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.240948            10.601382
=============                                                            =========            =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.011141            10.226876
=============                                                            =========            =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                      -----------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001                                                              7,420.8089
   01/01/2002                                                            226,256.9600
   01/01/2003                                                            333,011.8841
   01/01/2004                                                            284,884.6377
=============                                                            ============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            303,557.5653
=============                                                            ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          2,125,677.4780
=============                                                          ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            395,162.2207
=============                                                          ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          1,425,497.1854
=============                                                          ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            760,249.5836
=============                                                          ==============

CLASS L
CHART 4 -  Contracts issued on and after May 1, 2003 with the Annual Step-Up
         Death Benefit (total separate account product charges equal 1.80% on an annual basis)



                   1.80% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       11/19/2004
=============                                          ====      ==========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========



                                                                                                     NUMBER OF
                                                         ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                         BEGINNING OF            END OF            OUTSTANDING AT
                                                            PERIOD               PERIOD            END OF PERIOD
                                                       ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                              9.998521            11.939720            269,252.5508
=============                                              ========            =========            ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              8.697507            11.651185            614,792.3152
   01/01/2004                                             11.651185            13.791399            844,731.6342
=============                                             =========            =========            ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                              5.459552             6.638491            936,260.0392
   01/01/2004                                              6.638491             7.070062          2,084,113.6850
=============                                             =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                             14.573624            15.925780          1,026,911.4563
   01/01/2004                                             15.925780            16.918301          1,025,538.3330
=============                                             =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                             34.264456            42.608637            694,811.9466
   01/01/2004                                             42.608637            47.138957            782,579.5836
=============                                             =========            =========          ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              7.272616             9.386204            329,880.9111
   01/01/2004                                              9.386204            11.021453            907,434.3050
=============                                             =========            =========          ==============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                              9.668482            11.919827            422,071.7829
   01/01/2004                                             11.919827            13.392661            368,115.1203
=============                                             =========            =========          ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                              8.653502            11.499598            381,795.2233
   01/01/2004                                             11.499598            12.020385            597,576.0166
=============                                             =========            =========          ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                              6.371611             7.637036            224,000.1853
   01/01/2004                                              7.637036             7.817754            212,619.4835
=============                                             =========            =========          ==============
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                             10.011685             9.914562            253,610.2645
   01/01/2004                                              9.914562             9.799660            229,972.3926
=============                                             =========            =========          ==============

                    1.80% SEPARATE ACCOUNT PRODUCT CHARGES
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========



                                                                                                       NUMBER OF
                                                           ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                          UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                           BEGINNING OF            END OF            OUTSTANDING AT
                                                              PERIOD               PERIOD            END OF PERIOD
                                                         ---------------      ---------------      -----------------
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                                9.998521            12.799274            214,119.3092
=============                                                ========            =========            ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                                6.490541             7.876171          1,617,537.5980
   01/01/2004                                                7.876171             8.230659          2,057,514.8250
=============                                                ========            =========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                               10.000000            10.408048            905,824.8266
   01/01/2004                                               10.408048            11.142998          1,303,099.0940
=============                                               =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                               11.515455            11.550473          1,496,751.5824
   01/01/2004                                               11.550473            11.908891          2,143,706.6570
=============                                               =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                                3.277419             4.548861            164,020.3205
   01/01/2004                                                4.548861             4.274839            426,221.9721
=============                                               =========            =========          ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                                4.718127             6.056532          1,269,649.0726
   01/01/2004                                                6.056532             7.008410          1,223,969.1320
=============                                               =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                                8.437663            11.404493            722,639.6064
   01/01/2004                                               11.404493            14.169346            832,311.1906
=============                                               =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                9.998521            11.085242            190,130.9966
=============                                               =========            =========          ==============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                                8.484340            10.655482          1,474,369.6395
   01/01/2004                                               10.655482            11.735525          2,258,518.5490
=============                                               =========            =========          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                               10.847497            13.825385            790,096.7979
   01/01/2004                                               13.825385            14.888758            751,116.7984
=============                                               =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.036977             9.690594            693,976.7877
   01/01/2004                                                9.690594            10.367887          1,013,673.3400
=============                                               =========            =========          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.574110            10.360344            175,602.3744
   01/01/2004                                               10.360344            11.220948            238,445.5579
=============                                               =========            =========          ==============

                           1.80% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.300361           10.684769
=============                                                            =========           =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.100540           10.388855
=============                                                            =========           =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.940683           10.105078
=============                                                            =========           =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.240415           10.599700
=============                                                            =========           =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.010620           10.225252
=============                                                            =========           =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                      -----------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            770,710.4046
=============                                                            ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          4,952,534.8100
=============                                                          ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             98,200.4986
=============                                                          ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          4,070,272.4060
=============                                                          ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          1,018,815.0550
=============                                                          ==============

CLASS L
CHART 5 -  Contracts issued issued prior to May 1, 2003, with the Standard
         Death Benefit Principal Protection and the Additional Death Benefit-Earnings Preservation Benefit; and Contracts issued prior to May 1, 2003 with the Compounded-Plus Death Benefit (total separate account product charges equal 1.85% on an annual basis)



                   1.85% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       11/19/2004
=============                                          ====      ==========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========



                                                                                                    NUMBER OF
                                                         ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                         BEGINNING OF            END OF           OUTSTANDING AT
                                                            PERIOD               PERIOD           END OF PERIOD
                                                       ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                              9.998479            11.935719           48,791.6765
=============                                              ========            =========           ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              8.690730            11.638223          304,181.5684
   01/01/2004                                             11.638223            13.769159          230,863.0520
=============                                             =========            =========          ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                              5.456276             6.632300          467,763.6376
   01/01/2004                                              6.632300             7.059930          296,726.6949
=============                                             =========            =========          ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                             14.564768            15.910789          445,540.6105
   01/01/2004                                             15.910789            16.893911          245,537.7569
=============                                             =========            =========          ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                             34.243110            42.567883          242,255.9736
   01/01/2004                                             42.567883            47.070287          143,844.3722
=============                                             =========            =========          ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              7.268254             9.377452          246,723.7472
   01/01/2004                                              9.377452            11.005663          231,891.2239
=============                                             =========            =========          ============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                              9.660946            11.906570          223,876.1487
   01/01/2004                                             11.906570            13.371066          104,753.1368
=============                                             =========            =========          ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                              8.646739            11.486783          209,435.4879
   01/01/2004                                             11.486783            12.000973          165,274.7164
=============                                             =========            =========          ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                              6.367775             7.629894          180,865.5493
   01/01/2004                                              7.629894             7.806990          132,358.1712
=============                                             =========            =========          ============
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                             10.005664             9.905288          213,430.3093
   01/01/2004                                              9.905288             9.785589          117,982.8461
=============                                             =========            =========          ============

                    1.85% SEPARATE ACCOUNT PRODUCT CHARGES
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METROPOLITAN SERIES FUND, INC
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========



                                                                                                      NUMBER OF
                                                           ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                          UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                           BEGINNING OF            END OF           OUTSTANDING AT
                                                              PERIOD               PERIOD           END OF PERIOD
                                                         ---------------      ---------------      ---------------
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                                9.998479            12.794986           45,010.2252
=============                                                ========            =========           ===========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                                6.486639             7.868815          814,274.9180
   01/01/2004                                                7.868815             8.218854          507,432.8159
=============                                                ========            =========          ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                               10.000000            10.404570          440,904.7429
   01/01/2004                                               10.404570            11.133696          258,616.5552
=============                                               =========            =========          ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                               11.508560            11.539697          765,503.8113
   01/01/2004                                               11.539697            11.891821          537,346.2811
=============                                               =========            =========          ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                                3.275464             4.544634           86,030.6613
   01/01/2004                                                4.544634             4.268726          112,515.1426
=============                                               =========            =========          ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                                4.715265             6.050840          471,204.7293
   01/01/2004                                                6.050840             6.998318          192,077.1363
=============                                               =========            =========          ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                                8.433436            11.394974          355,234.1295
   01/01/2004                                               11.394974            14.150432          216,689.5114
=============                                               =========            =========          ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                9.998479            11.081524           46,150.8224
=============                                               =========            =========          ============
 METROPOLITAN SERIES FUND, INC
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                                8.479227            10.645503          622,433.1875
   01/01/2004                                               10.645503            11.718663          523,987.2435
=============                                               =========            =========          ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                               10.840879            13.812463          414,471.7987
   01/01/2004                                               13.812463            14.867391          223,812.3240
=============                                               =========            =========          ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.032961             9.682520          379,418.7099
   01/01/2004                                                9.682520            10.354060          235,347.4933
=============                                               =========            =========          ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.567426            10.348811          177,746.8588
   01/01/2004                                               10.348811            11.202844          248,811.6175
=============                                               =========            =========          ============

                           1.85% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.300094           10.683922
=============                                                            =========           =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.100278           10.388031
=============                                                            =========           =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.940425           10.104276
=============                                                            =========           =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.240149           10.598859
=============                                                            =========           =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.010360           10.224440
=============                                                            =========           =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                      -----------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            313,506.4839
=============                                                            ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          1,095,460.4190
=============                                                          ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            153,591.7352
=============                                                          ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            942,922.3404
=============                                                          ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            261,597.0194
=============                                                          ==============

CLASS L
CHART 6 -  Contracts issued prior to May 1, 2003 with the Compounded-Plus Death
         Benefit (total separate account product charges equal 1.85% on an annual basis)



                                 1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998479            11.935719           48,791.6765
============        ====      ==========            ========            =========           ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.924432              230.0297
  01/01/2002         to       12/31/2002           10.924432             8.783853           57,487.9585
  01/01/2003         to       12/31/2003            8.783853            11.638223          304,181.5684
  01/01/2004         to       12/31/2004           11.638223            13.769159          230,863.0520
============        ====      ==========           =========            =========          ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            8.648464             7.285714            4,989.1469
  01/01/2002         to       12/31/2002            7.285714             5.161212          180,972.5151
  01/01/2003         to       12/31/2003            5.161212             6.632300          467,763.6376
  01/01/2004         to       12/31/2004            6.632300             7.059930          296,726.6949
============        ====      ==========           =========            =========          ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  04/27/2001         to       12/31/2001           14.059023            13.935729            1,156.5767
  01/01/2002         to       12/31/2002           13.935729            13.601843          180,853.4305
  01/01/2003         to       12/31/2003           13.601843            15.910789          445,540.6105
  01/01/2004         to       12/31/2004           15.910789            16.893911          245,537.7569
============        ====      ==========           =========            =========          ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  04/27/2001         to       12/31/2001           42.815885            41.265681            4,186.2554
  01/01/2002         to       12/31/2002           41.265681            33.168661           91,466.2895
  01/01/2003         to       12/31/2003           33.168661            42.567883          242,255.9736
  01/01/2004         to       12/31/2004           42.567883            47.070287          143,844.3722
============        ====      ==========           =========            =========          ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.519967             8.355529            3,201.1207
  01/01/2002         to       12/31/2002            8.355529             7.234336          191,290.0357
  01/01/2003         to       12/31/2003            7.234336             9.377452          246,723.7472
  01/01/2004         to       12/31/2004            9.377452            11.005663          231,891.2239
============        ====      ==========           =========            =========          ============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.980009              751.3021
  01/01/2002         to       12/31/2002           10.980009             9.612701           76,851.1001
  01/01/2003         to       12/31/2003            9.612701            11.906570          223,876.1487
  01/01/2004         to       12/31/2004           11.906570            13.371066          104,753.1368
============        ====      ==========           =========            =========          ============

                                 1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            11.840229            2,093.4072
  01/01/2002         to       12/31/2002           11.840229             8.426214          125,663.7839
  01/01/2003         to       12/31/2003            8.426214            11.486783          209,435.4879
  01/01/2004         to       12/31/2004           11.486783            12.000973          165,274.7164
============        ====      ==========           =========            =========          ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.145551             8.041271            5,660.3405
  01/01/2002         to       12/31/2002            8.041271             6.250922          135,373.8707
  01/01/2003         to       12/31/2003            6.250922             7.629894          180,865.5493
  01/01/2004         to       11/19/2004            7.629894             7.806990          132,358.1712
============        ====      ==========           =========            =========          ============
 MONEY MARKET SUB-ACCOUNT
  04/27/2001         to       12/31/2001           10.064193            10.123246              999.6137
  01/01/2002         to       12/31/2002           10.123246            10.046614          108,769.9214
  01/01/2003         to       12/31/2003           10.046614             9.905288          213,430.3093
  01/01/2004         to       12/31/2004            9.905288             9.785589          117,982.8461
============        ====      ==========           =========            =========          ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998479            12.794986           45,010.2252
============        ====      ==========           =========            =========          ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.472551             8.441032            8,309.2834
  01/01/2002         to       12/31/2002            8.441032             6.236469          345,505.6672
  01/01/2003         to       12/31/2003            6.236469             7.868815          814,274.9180
  01/01/2004         to       12/31/2004            7.868815             8.218854          507,432.8159
============        ====      ==========           =========            =========          ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.404570          440,904.7429
  01/01/2004         to       12/31/2004           10.404570            11.133696          258,616.5552
============        ====      ==========           =========            =========          ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.985193            10.504077            5,915.2516
  01/01/2002         to       12/31/2002           10.504077            11.269887          491,708.6071
  01/01/2003         to       12/31/2003           11.269887            11.539697          765,503.8113
  01/01/2004         to       12/31/2004           11.539697            11.891821          537,346.2811
============        ====      ==========           =========            =========          ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
  04/27/2001         to       12/31/2001            7.816198             6.074755            2,198.6644
  01/01/2002         to       12/31/2002            6.074755             2.937996           37,673.8747
  01/01/2003         to       12/31/2003            2.937996             4.544634           86,030.6613
  01/01/2004         to       12/31/2004            4.544634             4.268726          112,515.1426
============        ====      ==========           =========            =========          ============

                                  1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.586900             8.211448              5,365.0259
  01/01/2002         to       12/31/2002            8.211448             4.510946            277,746.1369
  01/01/2003         to       12/31/2003            4.510946             6.050840            471,204.7293
  01/01/2004         to       12/31/2004            6.050840             6.998318            192,077.1363
============        ====      ==========            ========             ========            ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002         to       12/31/2002           10.000000             8.207727            114,493.3927
  01/01/2003         to       12/31/2003            8.207727            11.394974            355,234.1295
  01/01/2004         to       12/31/2004           11.394974            14.150432            216,689.5114
============        ====      ==========           =========            =========            ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998479            11.081524             46,150.8224
============        ====      ==========           =========            =========            ============
 METROPOLITAN SERIES FUND, INC
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/27/2001         to       12/31/2001           10.855312            10.125565             10,510.5805
  01/01/2002         to       12/31/2002           10.125565             8.294725            378,816.4961
  01/01/2003         to       12/31/2003            8.294725            10.645503            622,433.1875
  01/01/2004         to       12/31/2004           10.645503            11.718663            523,987.2435
============        ====      ==========           =========            =========            ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/27/2001         to       12/31/2001           10.589457            11.911307             10,435.3024
  01/01/2002         to       12/31/2002           11.911307            10.632791            229,254.1958
  01/01/2003         to       12/31/2003           10.632791            13.812463            414,471.7987
  01/01/2004         to       12/31/2004           13.812463            14.867391            223,812.3240
============        ====      ==========           =========            =========            ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             7.605115            241,184.2311
  01/01/2003         to       12/31/2003            7.605115             9.682520            379,418.7099
  01/01/2004         to       12/31/2004            9.682520            10.354060            235,347.4933
============        ====      ==========           =========            =========            ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001         to       12/31/2001           10.000000            10.838729              2,332.7322
  01/01/2002         to       12/31/2002           10.838729             8.244099            178,742.7047
  01/01/2003         to       12/31/2003            8.244099            10.348811            177,746.8588
  01/01/2004         to       12/31/2004           10.348811            11.202844            248,811.6175
============        ====      ==========           =========            =========            ============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.300094            10.683922            313,506.4839
============        ====      ==========           =========            =========            ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.100278            10.388031          1,095,460.4190
============        ====      ==========           =========            =========          ==============

              1.85% SEPARATE ACCOUNT PRODUCT CHARGES
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========



                                                                                          NUMBER OF
                                               ACCUMULATION         ACCUMULATION         ACCUMULATION
                                              UNIT VALUE AT        UNIT VALUE AT            UNITS
                                               BEGINNING OF            END OF           OUTSTANDING AT
                                                  PERIOD               PERIOD           END OF PERIOD
                                             ---------------      ---------------      ---------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                    9.940425           10.104276           153,591.7352
=============                                    ========           =========           ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.240149           10.598859           942,922.3404
=============                                   =========           =========           ============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.010360           10.224440           261,597.0194
=============                                   =========           =========           ============

CLASS L
CHART 7 - Contracts with the Compounded-Plus Death Benefit (total separate account product charges equal 1.95% on an annual basis)



                                 1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998397            11.927714          142,065.1794
============        ====      ==========            ========            =========          ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.921950               10.0000
  01/01/2002         to       12/31/2002           10.921950             8.773064           16,510.0192
  01/01/2003         to       12/31/2003            8.773064            11.612325          458,863.7871
  01/01/2004         to       12/31/2004           11.612325            13.724756          550,471.8629
============        ====      ==========           =========            =========          ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            8.648464             7.280760              720.4630
  01/01/2002         to       12/31/2002            7.280760             5.152539           51,296.8608
  01/01/2003         to       12/31/2003            5.152539             6.614545          659,409.3523
  01/01/2004         to       12/31/2004            6.614545             7.033972          629,095.3018
============        ====      ==========           =========            =========          ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  04/27/2001         to       12/31/2001           14.059023            13.926270            1,310.4748
  01/01/2002         to       12/31/2002           13.926270            13.579025           69,707.2392
  01/01/2003         to       12/31/2003           13.579025            15.868232          576,631.2348
  01/01/2004         to       12/31/2004           15.868232            16.831840          507,597.9918
============        ====      ==========           =========            =========          ============
 LORD ABBETT GROWTH & INCOME SUB-ACCOUNT
  04/27/2001         to       12/31/2001           42.815885            41.237641            3,601.6347
  01/01/2002         to       12/31/2002           41.237641            33.112927           35,456.7258
  01/01/2003         to       12/31/2003           33.112927            42.453930          291,365.1814
  01/01/2004         to       12/31/2004           42.453930            46.897242          274,129.0778
============        ====      ==========           =========            =========          ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.519967             8.349848            4,085.6806
  01/01/2002         to       12/31/2002            8.349848             7.222181           55,448.5615
  01/01/2003         to       12/31/2003            7.222181             9.352342          196,957.6079
  01/01/2004         to       12/31/2004            9.352342            10.965198          398,085.6997
============        ====      ==========           =========            =========          ============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.977513               10.0000
  01/01/2002         to       12/31/2002           10.977513             9.600911           17,584.5056
  01/01/2003         to       12/31/2003            9.600911            11.880101          236,782.5026
  01/01/2004         to       12/31/2004           11.880101            13.327972          181,957.0913
============        ====      ==========           =========            =========          ============

                                  1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            11.837543                386.9150
  01/01/2002         to       12/31/2002           11.837543             8.415864             38,120.0873
  01/01/2003         to       12/31/2003            8.415864            11.461223            296,888.1301
  01/01/2004         to       12/31/2004           11.461223            11.962265            389,543.2718
============        ====      ==========           =========            =========            ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.145551             8.035812             10,046.0296
  01/01/2002         to       12/31/2002            8.035812             6.240417             45,245.3318
  01/01/2003         to       12/31/2003            6.240417             7.609468            141,144.6679
  01/01/2004         to       11/19/2004            7.609468             7.779203            199,335.3635
============        ====      ==========           =========            =========            ============
 MONEY MARKET SUB-ACCOUNT
  04/27/2001         to       12/31/2001           10.064193            10.116375                261.9423
  01/01/2002         to       12/31/2002           10.116375            10.029770             15,457.1474
  01/01/2003         to       12/31/2003           10.029770             9.878798            163,130.1689
  01/01/2004         to       12/31/2004            9.878798             9.749636            109,338.1582
============        ====      ==========           =========            =========            ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998397            12.786410            114,502.2619
============        ====      ==========           =========            =========            ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.472551             8.435299             13,256.7617
  01/01/2002         to       12/31/2002            8.435299             6.225984            111,755.9801
  01/01/2003         to       12/31/2003            6.225984             7.847734          1,081,173.7210
  01/01/2004         to       12/31/2004            7.847734             8.188620          1,044,422.4200
============        ====      ==========           =========            =========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.397609            539,508.6193
  01/01/2004         to       12/31/2004           10.397609            11.115098             68,673.5676
============        ====      ==========           =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.985193            10.496941             13,201.0558
  01/01/2002         to       12/31/2002           10.496941            11.250979            160,289.2926
  01/01/2003         to       12/31/2003           11.250979            11.508812            668,488.1415
  01/01/2004         to       12/31/2004           11.508812            11.848106            601,369.3975
============        ====      ==========           =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
  04/27/2001         to       12/31/2001            7.816198             6.070623              3,931.1453
  01/01/2002         to       12/31/2002            6.070623             2.933046             11,910.2285
  01/01/2003         to       12/31/2003            2.933046             4.532449            130,319.9198
  01/01/2004         to       12/31/2004            4.532449             4.253011            254,330.4214
============        ====      ==========           =========            =========          ==============

                                  1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                              NUMBER OF
                                                  ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                  BEGINNING OF            END OF            OUTSTANDING AT
                                                     PERIOD               PERIOD            END OF PERIOD
                                                ---------------      ---------------      -----------------
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.586900             8.205862              9,209.5225
  01/01/2002         to       12/31/2002            8.205862             4.503363             92,774.9752
  01/01/2003         to       12/31/2003            4.503363             6.034637            642,188.4717
  01/01/2004         to       12/31/2004            6.034637             6.972583            502,913.3232
============        ====      ==========            ========             ========            ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002         to       12/31/2002           10.000000             8.202238             22,404.2448
  01/01/2003         to       12/31/2003            8.202238            11.375998            439,795.7450
  01/01/2004         to       12/31/2004           11.375998            14.112717            495,535.8478
============        ====      ==========           =========            =========            ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998397            11.074086            118,629.4368
============        ====      ==========           =========            =========            ============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/27/2001         to       12/31/2001           10.855312            10.118686             11,989.7427
  01/01/2002         to       12/31/2002           10.118686             8.280794            118,526.9141
  01/01/2003         to       12/31/2003            8.280794            10.617019            716,842.8785
  01/01/2004         to       12/31/2004           10.617019            11.675597          1,053,601.8890
============        ====      ==========           =========            =========          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/27/2001         to       12/31/2001           10.589457            11.903225              4,541.8188
  01/01/2002         to       12/31/2002           11.903225            10.614947             62,635.2993
  01/01/2003         to       12/31/2003           10.614947            13.775530            517,942.4855
  01/01/2004         to       12/31/2004           13.775530            14.812774            500,096.7418
============        ====      ==========           =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             7.600018             37,874.1916
  01/01/2003         to       12/31/2003            7.600018             9.666362            454,042.0306
  01/01/2004         to       12/31/2004            9.666362            10.326422            507,473.3565
============        ====      ==========           =========            =========          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001         to       12/31/2001           10.000000            10.836267                 10.0000
  01/01/2002         to       12/31/2002           10.836267             8.233967              7,723.2810
  01/01/2003         to       12/31/2003            8.233967            10.325768             51,831.4584
  01/01/2004         to       12/31/2004           10.325768            11.166699             90,897.0379
============        ====      ==========           =========            =========          ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.299558            10.682226            720,542.9887
============        ====      ==========           =========            =========          ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.099753            10.386382          3,243,153.4270
============        ====      ==========           =========            =========          ==============

              1.95% SEPARATE ACCOUNT PRODUCT CHARGES
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========



                                                                                           NUMBER OF
                                               ACCUMULATION         ACCUMULATION          ACCUMULATION
                                              UNIT VALUE AT        UNIT VALUE AT             UNITS
                                               BEGINNING OF            END OF            OUTSTANDING AT
                                                  PERIOD               PERIOD            END OF PERIOD
                                             ---------------      ---------------      -----------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                    9.939907           10.102671             234,166.1241
=============                                    ========           =========             ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.239617           10.597177           2,940,895.9310
=============                                   =========           =========           ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.009839           10.222816             890,632.4624
=============                                   =========           =========           ==============

CLASS L
CHART 8 - Contracts with the Compounded-Plus Death Benefit (total separate account product charges equal 1.95% on an annual basis)



                   1.95% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT GROWTH & INCOME SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       11/19/2004
=============                                          ====      ==========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========



                                                                                                    NUMBER OF
                                                         ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                         BEGINNING OF            END OF           OUTSTANDING AT
                                                            PERIOD               PERIOD           END OF PERIOD
                                                       ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                              9.998397            11.927714          142,065.1794
=============                                              ========            =========          ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              8.677177            11.612325          458,863.7871
   01/01/2004                                             11.612325            13.724756          550,471.8629
=============                                             =========            =========          ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                              5.445302             6.614545          659,409.3523
   01/01/2004                                              6.614545             7.033972          629,095.3018
=============                                             =========            =========          ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                             14.535517            15.868232          576,631.2348
   01/01/2004                                             15.868232            16.831840          507,597.9918
=============                                             =========            =========          ============
 LORD ABBETT GROWTH & INCOME SUB-ACCOUNT
   05/01/2003                                             34.174237            42.453930          291,365.1814
   01/01/2004                                             42.453930            46.897242          274,129.0778
=============                                             =========            =========          ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              7.253635             9.352342          196,957.6079
   01/01/2004                                              9.352342            10.965198          398,085.6997
=============                                             =========            =========          ============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                              9.645900            11.880101          236,782.5026
   01/01/2004                                             11.880101            13.327972          181,957.0913
=============                                             =========            =========          ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                              8.633255            11.461223          296,888.1301
   01/01/2004                                             11.461223            11.962265          389,543.2718
=============                                             =========            =========          ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                              6.354971             7.609468          141,144.6679
   01/01/2004                                              7.609468             7.779203          199,335.3635
=============                                             =========            =========          ============
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                              9.985579             9.878798          163,130.1689
   01/01/2004                                              9.878798             9.749636          109,338.1582
=============                                             =========            =========          ============

                    1.95% SEPARATE ACCOUNT PRODUCT CHARGES
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========



                                                                                                       NUMBER OF
                                                           ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                          UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                           BEGINNING OF            END OF            OUTSTANDING AT
                                                              PERIOD               PERIOD            END OF PERIOD
                                                         ---------------      ---------------      -----------------
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                                9.998397            12.786410            114,502.2619
=============                                                ========            =========            ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                                6.473585             7.847734          1,081,173.7210
   01/01/2004                                                7.847734             8.188620          1,044,422.4200
=============                                                ========            =========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                               10.000000            10.397609            539,508.6193
   01/01/2004                                               10.397609            11.115098            681,673.5676
=============                                               =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                               11.485434            11.508812            668,488.1415
   01/01/2004                                               11.508812            11.848106            601,369.3975
=============                                               =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                                3.268861             4.532449            130,319.9198
   01/01/2004                                                4.532449             4.253011            254,330.4214
=============                                               =========            =========          ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                                4.705778             6.034637            642,188.4717
   01/01/2004                                                6.034637             6.972583            502,913.3232
=============                                               =========            =========          ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                                8.425003            11.375998            439,795.7450
   01/01/2004                                               11.375998            14.112717            495,535.8478
=============                                               =========            =========          ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                9.998397            11.074086            118,629.4368
=============                                               =========            =========          ==============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                                8.462180            10.617019            716,842.8785
   01/01/2004                                               10.617019            11.675597          1,053,601.8890
=============                                               =========            =========          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                               10.819204            13.775530            517,942.4855
   01/01/2004                                               13.775530            14.812774            500,096.7418
=============                                               =========            =========          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.024909             9.666362            454,042.0306
   01/01/2004                                                9.666362            10.326422            507,473.3565
=============                                               =========            =========          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.554059            10.325768             51,831.4584
   01/01/2004                                               10.325768            11.166699             90,897.0379
=============                                               =========            =========          ==============

                           1.95% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.299558           10.682226
=============                                                            =========           =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.099753           10.386382
=============                                                            =========           =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.939907           10.102671
=============                                                            =========           =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.239617           10.597177
=============                                                            =========           =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.009839           10.222816
=============                                                            =========           =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                      -----------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            720,542.9887
=============                                                            ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          3,243,153.4270
=============                                                          ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            234,166.1241
=============                                                          ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          2,940,895.9310
=============                                                          ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            890,632.4624
=============                                                          ==============

CLASS L
CHART 9 -  Contracts issued on and after May 1, 2003 with the Annual Step-Up
         Death Benefit and the Additional Death Benefit-Earnings Preservation Benefit (total separate account product charges equal 2.05% on an annual basis)



                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       11/19/2004
=============                                          ====      ==========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========



                                                                                                    NUMBER OF
                                                         ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                         BEGINNING OF            END OF           OUTSTANDING AT
                                                            PERIOD               PERIOD           END OF PERIOD
                                                       ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                              9.998315            11.919714           29,794.7616
=============                                              ========            =========           ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              8.663648            11.586477          182,582.6893
   01/01/2004                                             11.586477            13.680486          168,476.9573
=============                                             =========            =========          ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                              5.430761             6.592476          297,313.6151
   01/01/2004                                              6.592476             7.003478          283,004.8534
=============                                             =========            =========          ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                             14.496862            15.815460          229,157.2426
   01/01/2004                                             15.815460            16.759052          179,476.4777
=============                                             =========            =========          ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                             34.083842            42.313390          147,144.4656
   01/01/2004                                             42.313390            46.695155          115,863.7494
=============                                             =========            =========          ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              7.234293             9.321176          100,770.3415
   01/01/2004                                              9.321176            10.917708          129,381.3181
=============                                             =========            =========          ============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                              9.630857            11.853651          106,352.6452
   01/01/2004                                             11.853651            13.284973           52,411.1468
=============                                             =========            =========          ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                              8.619794            11.435723          146,506.8029
   01/01/2004                                             11.435723            11.923685          124,361.7777
=============                                             =========            =========          ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                              6.338018             7.584109           61,311.8186
   01/01/2004                                              7.584109             7.746419           53,311.1923
=============                                             =========            =========          ============
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                              9.958944             9.845860          302,466.9561
   01/01/2004                                              9.845860             9.707388          257,879.8395
=============                                             =========            =========          ============

                    2.05% SEPARATE ACCOUNT PRODUCT CHARGES
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========



                                                                                                      NUMBER OF
                                                           ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                          UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                           BEGINNING OF            END OF           OUTSTANDING AT
                                                              PERIOD               PERIOD           END OF PERIOD
                                                         ---------------      ---------------      ---------------
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                                9.998315            12.777839           29,159.8348
=============                                                ========            =========           ===========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                                6.456318             7.821582          509,656.2995
   01/01/2004                                                7.821582             8.153153          380,063.9083
=============                                                ========            =========          ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                               10.000000            10.390659          167,112.4699
   01/01/2004                                               10.390659            11.096537          173,529.3705
=============                                               =========            =========          ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                               11.454792            11.470430          426,520.8561
   01/01/2004                                               11.470430            11.796756          321,896.6936
=============                                               =========            =========          ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                                3.260120             4.517320           64,329.8616
   01/01/2004                                                4.517320             4.234564          105,189.6061
=============                                               =========            =========          ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                                4.693210             6.014504          267,329.7713
   01/01/2004                                                6.014504             6.942358          148,030.4815
=============                                               =========            =========          ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                                8.416567            11.357032          193,939.0137
   01/01/2004                                               11.357032            14.075075          139,302.8073
=============                                               =========            =========          ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                9.998315            11.066653           34,713.8777
=============                                               =========            =========          ============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                                8.439600            10.581621          399,222.9674
   01/01/2004                                               10.581621            11.625009          364,252.9470
=============                                               =========            =========          ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                               10.790361            13.729638          276,868.3804
   01/01/2004                                               13.729638            14.748628          166,433.9639
=============                                               =========            =========          ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.016878             9.650244          199,008.3441
   01/01/2004                                                9.650244            10.298871          171,353.3633
=============                                               =========            =========          ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.540735            10.302806          119,737.2190
   01/01/2004                                               10.302806            11.130703           54,845.2262
=============                                               =========            =========          ============

                           2.05% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.299023           10.680531
=============                                                            =========           =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.099227           10.384732
=============                                                            =========           =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.939390           10.101066
=============                                                            =========           =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.239085           10.595495
=============                                                            =========           =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.009318           10.221193
=============                                                            =========           =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                      -----------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             54,519.7300
=============                                                             ===========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            207,422.6878
=============                                                            ============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             23,417.1825
=============                                                            ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          1,138,710.7510
=============                                                          ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             82,997.5473
=============                                                          ==============

CLASS L
CHART 10 -  Contracts issued prior to May 1, 2003 with the Compounded Plus
          Death Benefit and the Earnings Preservation Benefit rider (total separate account product charges equal 2.10% on an annual basis)



                                 2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998274            11.915717           25,671.3247
============        ====      ==========            ========            =========           ===========        ==
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.918227              617.4345
  01/01/2002         to       12/31/2002           10.918227             8.756916           19,257.4078
  01/01/2003         to       12/31/2003            8.756916            11.573593          109,747.8646
  01/01/2004         to       12/31/2004           11.573593            13.658428          127,103.3458
============        ====      ==========           =========            =========          ============        ==
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            8.648464              7.27333              916.6381
  01/01/2002         to       12/31/2002            7.273333             5.139555           49,571.4742
  01/01/2003         to       12/31/2003            5.139555             6.587999          149,411.8497
  01/01/2004         to       12/31/2004            6.587999             6.995213          129,966.4412
============        ====      ==========           =========            =========          ============        ==
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  04/27/2001         to       12/31/2001           14.059023            13.912076              232.5383
  01/01/2002         to       12/31/2002           13.912076            13.544852           88,925.7123
  01/01/2003         to       12/31/2003           13.544852            15.804598          247,342.2358
  01/01/2004         to       12/31/2004           15.804598            16.739148          141,156.7642
============        ====      ==========           =========            =========          ============        ==
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  04/27/2001         to       12/31/2001           42.815885            41.195623              189.3865
  01/01/2002         to       12/31/2002           41.195623            33.029514           33,921.1012
  01/01/2003         to       12/31/2003           33.029514            42.283588           86,851.5227
  01/01/2004         to       12/31/2004           42.283588            46.638882           60,587.8231
============        ====      ==========           =========            =========          ============        ==
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.519967             8.341342            1,164.3505
  01/01/2002         to       12/31/2002            8.341342             7.203994           49,951.0295
  01/01/2003         to       12/31/2003            7.203994             9.314826           91,596.7494
  01/01/2004         to       12/31/2004            9.314826            10.904804           82,231.1802
============        ====      ==========           =========            =========          ============        ==
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            10.973778               10.0000
  01/01/2002         to       12/31/2002           10.973778             9.583231           14,444.5680
  01/01/2003         to       12/31/2003            9.583231            11.840454           93,114.6661
  01/01/2004         to       12/31/2004           11.840454            13.263532           57,847.2871
============        ====      ==========           =========            =========          ============        ==

                                 2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/09/2001         to       12/31/2001           10.000000            11.833517              860.3962
  01/01/2002         to       12/31/2002           11.833517             8.400363           26,650.6546
  01/01/2003         to       12/31/2003            8.400363            11.423010           63,566.6504
  01/01/2004         to       12/31/2004           11.423010            11.904457           81,790.4398
============        ====      ==========           =========            =========           ===========        ==
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.145551             8.027613            1,845.0851
  01/01/2002         to       12/31/2002            8.027613             6.224695           43,010.0212
  01/01/2003         to       12/31/2003            6.224695             7.578934          114,110.1185
  01/01/2004         to       11/19/2004            7.578934             7.737709           50,821.3431
============        ====      ==========           =========            =========          ============        ==
 MONEY MARKET SUB-ACCOUNT
  04/27/2001         to       12/31/2001           10.064193            10.106064                9.9362
  01/01/2002         to       12/31/2002           10.106064            10.004520           80,549.9800
  01/01/2003         to       12/31/2003           10.004520             9.839155           58,500.8813
  01/01/2004         to       12/31/2004            9.839155             9.695915           56,789.9075
============        ====      ==========           =========            =========          ============        ==
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998274            12.773556           23,606.7833
============        ====      ==========           =========            =========          ============        ==
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.472551             8.426695            1,926.7612
  01/01/2002         to       12/31/2002            8.426695             6.210289          165,563.0482
  01/01/2003         to       12/31/2003            6.210289             7.816236          354,898.7038
  01/01/2004         to       12/31/2004            7.816236             8.143496          268,850.7477
============        ====      ==========           =========            =========          ============        ==
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.387187          202,936.1077
  01/01/2004         to       12/31/2004           10.387187            11.087270          137,354.6996
============        ====      ==========           =========            =========          ============        ==
 PIMCO TOTAL RETURN SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.985193            10.486253              903.0245
  01/01/2002         to       12/31/2002           10.486253            11.222686          144,298.8834
  01/01/2003         to       12/31/2003           11.222686            11.462669          245,347.3877
  01/01/2004         to       12/31/2004           11.462669            11.782865          137,552.5511
============        ====      ==========           =========            =========          ============        ==
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
  04/27/2001         to       12/31/2001            7.816198             6.064428               12.7939
  01/01/2002         to       12/31/2002            6.064428             2.925649           44,858.5172
  01/01/2003         to       12/31/2003            2.925649             4.514266           67,665.0228
  01/01/2004         to       12/31/2004            4.514266             4.229578           92,831.3259
============        ====      ==========           =========            =========          ============        ==

                                 2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
  04/27/2001         to       12/31/2001            9.586900             8.197496            1,229.1056
  01/01/2002         to       12/31/2002            8.197496             4.492007           65,444.2870
  01/01/2003         to       12/31/2003            4.492007             6.010409          222,615.7353
  01/01/2004         to       12/31/2004            6.010409             6.934155          130,198.3966
============        ====      ==========            ========             ========          ============        ==
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
  05/01/2002         to       12/31/2002           10.000000             8.194000           33,124.5825
  01/01/2003         to       12/31/2003            8.194000            11.347568          138,201.1328
  01/01/2004         to       12/31/2004           11.347568            14.056302          112,268.4431
============        ====      ==========           =========            =========          ============        ==
 TURNER MID-CAP GROWTH SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998274            11.062939           21,049.4933
============        ====      ==========           =========            =========          ============        ==
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  04/27/2001         to       12/31/2001           10.855312            10.108370            2,258.4017
  01/01/2002         to       12/31/2002           10.108370             8.259938          128,378.1291
  01/01/2003         to       12/31/2003            8.259938            10.574416          234,395.2975
  01/01/2004         to       12/31/2004           10.574416            11.611272          239,016.4107
============        ====      ==========           =========            =========          ============        ==
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  04/27/2001         to       12/31/2001           10.589457            11.891112            1,123.1872
  01/01/2002         to       12/31/2002           11.891112            10.588230           56,700.0481
  01/01/2003         to       12/31/2003           10.588230            13.720284          147,229.4814
  01/01/2004         to       12/31/2004           13.720284            14.731192           94,297.2614
============        ====      ==========           =========            =========          ============        ==
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             7.592378           64,509.3442
  01/01/2003         to       12/31/2003            7.592378             9.642193          133,829.6900
  01/01/2004         to       12/31/2004            9.642193            10.285121           99,361.3574
============        ====      ==========           =========            =========          ============        ==
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001         to       12/31/2001           10.000000            10.832576               10.0000
  01/01/2002         to       12/31/2002           10.832576             8.218811           25,182.7191
  01/01/2003         to       12/31/2003            8.218811            10.291333           41,229.0733
  01/01/2004         to       12/31/2004           10.291333            11.112736           51,661.4167
============        ====      ==========           =========            =========          ============        ==
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.298755            10.679684            7,365.9548
============        ====      ==========           =========            =========          ============        ==
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
  11/22/2004         to       12/31/2004           10.098965            10.383908          348,044.8269
============        ====      ==========           =========            =========          ============        ==

              2.10% SEPARATE ACCOUNT PRODUCT CHARGES
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                 to       12/31/2004
=============                                ====      ==========



                                                                                          NUMBER OF
                                               ACCUMULATION         ACCUMULATION         ACCUMULATION
                                              UNIT VALUE AT        UNIT VALUE AT            UNITS
                                               BEGINNING OF            END OF           OUTSTANDING AT
                                                  PERIOD               PERIOD           END OF PERIOD
                                             ---------------      ---------------      ---------------
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                    9.939131           10.100263             8,966.3246
=============                                    ========           =========             ==========        ==
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.238819           10.594654           543,643.4629
=============                                   =========           =========           ============        ==
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                   10.009058           10.220381           273,801.2683
=============                                   =========           =========           ============        ==

CLASS L-4 YEAR
CHART 3 - Contracts with the Annual-Step Up Death Benefit and no additional death benefit riders (total separate account product charges equal 1.80% on an annual basis)



                   1.80% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MONEY MARKET SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========



                                                                                                     NUMBER OF
                                                         ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                         BEGINNING OF            END OF            OUTSTANDING AT
                                                            PERIOD               PERIOD            END OF PERIOD
                                                       ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004                                             11.482833            11.939720            269,252.5508
=============                                             =========            =========            ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                             13.198155            13.791399            844,731.6342
=============                                             =========            =========            ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004                                              6.793960             7.070062          2,084,113.6850
=============                                             =========            =========          ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004                                             16.744634            16.918301          1,025,538.3330
=============                                             =========            =========          ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004                                             45.552073            47.138957            782,579.5836
=============                                             =========            =========          ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                             10.453108            11.021453            907,434.3050
=============                                             =========            =========          ==============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   11/22/2004                                             13.046235            13.392661            368,115.1203
=============                                             =========            =========          ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004                                             11.561402            12.020385            597,576.0166
=============                                             =========            =========          ==============
 MONEY MARKET SUB-ACCOUNT
   11/22/2004                                              9.804967             9.799660            229,972.3926
=============                                             =========            =========          ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004                                             11.859050            12.799274            214,119.3092
=============                                             =========            =========          ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                              8.008326             8.230659          2,057,514.8250
=============                                             =========            =========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                             11.157290            11.142998          1,303,099.0940
=============                                             =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                             11.858035            11.908891          2,143,706.6570
=============                                             =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                              4.158328             4.274839            426,221.9721
=============                                             =========            =========          ==============

                           1.80% SEPARATE ACCOUNT PRODUCT CHARGES
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                           to       12/31/2004
=============                                                          ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                           to       12/31/2004
=============                                                          ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                           to       12/31/2004
=============                                                          ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                           to       12/31/2004
=============                                                          ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                           to       12/312004
=============                                                          ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                           to       12/31/2004
=============                                                          ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                           to       12/31/2004
=============                                                          ====      ==========
 MET INVESTORS SERIES TRUST - ASSEST ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           to       12/31/2004
=============                                                          ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                           to       12/31/2004
=============                                                          ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           to       12/31/2004
=============                                                          ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                           to       12/31/2004
=============                                                          ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           to       12/31/2004
=============                                                          ====      ==========



                                                                         ACCUMULATION         ACCUMULATION
                                                                        UNIT VALUE AT        UNIT VALUE AT
                                                                         BEGINNING OF            END OF
                                                                            PERIOD               PERIOD
                                                                       ---------------      ---------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                              6.739890             7.008410
=============                                                              ========             ========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                             13.590338            14.169346
=============                                                             =========            =========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                             10.473024            11.085242
=============                                                             =========            =========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                             11.439979            11.735525
=============                                                             =========            =========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                             14.484727            14.888758
=============                                                             =========            =========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                             10.005217            10.367887
=============                                                             =========            =========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                             10.907257            11.220948
=============                                                             =========            =========
 MET INVESTORS SERIES TRUST - ASSEST ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             10.300361            10.684769
=============                                                             =========            =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                             10.100540            10.388855
=============                                                             =========            =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                              9.940683            10.105078
=============                                                             =========            =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                             10.240415            10.599700
=============                                                             =========            =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             10.010620            10.225252
=============                                                             =========            =========



                                                                           NUMBER OF
                                                                          ACCUMULATION
                                                                             UNITS
                                                                         OUTSTANDING AT
                                                                         END OF PERIOD
                                                                       -----------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                           1,223,969.1320
=============                                                           ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                             832,311.1906
=============                                                           ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                             190,130.9966
=============                                                           ==============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                           2,258,518.5490
=============                                                           ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                             751,116.7984
=============                                                           ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                           1,013,673.3400
=============                                                           ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                             238,445.5579
=============                                                           ==============
 MET INVESTORS SERIES TRUST - ASSEST ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             770,710.4046
=============                                                           ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                           4,952,534.8100
=============                                                           ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                              98,200.4986
=============                                                           ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                           4,070,272.4060
=============                                                           ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           1,018,815.0550
=============                                                           ==============

CLASS L-4 YEAR
CHART 4 -  Contracts with the Standard Death Benefit - Principal Protection and
         Additional Death Benefit - Earnings Preservation Benefit (total separate account product charges equal 1.85% on an annual basis)



                   1.85% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MONEY MARKET SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========



                                                                                                    NUMBER OF
                                                         ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                         BEGINNING OF            END OF           OUTSTANDING AT
                                                            PERIOD               PERIOD           END OF PERIOD
                                                       ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004                                             11.479597            11.935719           48,791.6765
=============                                             =========            =========           ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                             13.177573            13.769159          230,863.0520
=============                                             =========            =========          ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004                                              6.784586             7.059930          296,726.6949
=============                                             =========            =========          ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004                                             16.721387            16.893911          245,537.7569
=============                                             =========            =========          ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004                                             45.488140            47.070287          143,844.3722
=============                                             =========            =========          ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                             10.438688            11.005663          231,891.2239
=============                                             =========            =========          ============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   11/22/2004                                             13.025894            13.371066          104,753.1368
=============                                             =========            =========          ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004                                             11.543348            12.000973          165,274.7164
=============                                             =========            =========          ============
 MONEY MARKET SUB-ACCOUNT
   11/22/2004                                              9.791411             9.785589          117,982.8461
=============                                             =========            =========          ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004                                             11.855709            12.794986           45,010.2252
=============                                             =========            =========          ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                              7.997267             8.218854          507,432.8159
=============                                             =========            =========          ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                             11.148571            11.133696          258,616.5552
=============                                             =========            =========          ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                             11.841670            11.891821          537,346.2811
=============                                             =========            =========          ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                              4.152603             4.268726          112,515.1426
=============                                             =========            =========          ============

                           1.85% SEPARATE ACCOUNT PRODUCT CHARGES
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/312004
=============                                                         ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                             6.730543             6.998318
=============                                                             ========             ========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                            13.572920            14.150432
=============                                                            =========            =========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                            10.470070            11.081524
=============                                                            =========            =========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                            11.424151            11.718663
=============                                                            =========            =========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            14.464712            14.867391
=============                                                            =========            =========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                             9.992406            10.354060
=============                                                            =========            =========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            10.890240            11.202844
=============                                                            =========            =========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.300094            10.683922
=============                                                            =========            =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.100278            10.388031
=============                                                            =========            =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.940425            10.104276
=============                                                            =========            =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.240149            10.598859
=============                                                            =========            =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.010360            10.224440
=============                                                            =========            =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                      -----------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                            192,077.1363
=============                                                            ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                            216,689.5114
=============                                                            ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                             46,150.8224
=============                                                            ============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                            523,987.2435
=============                                                            ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            223,812.3240
=============                                                            ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            235,347.4933
=============                                                            ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            248,811.6175
=============                                                            ============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            313,506.4839
=============                                                            ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          1,095,460.4190
=============                                                          ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            153,591.7352
=============                                                          ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            942,922.3404
=============                                                          ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            261,597.0194
=============                                                          ==============

CLASS L-4 YEAR
CHART 5 - Contracts with the Compounded-Plus Death Benefit and no additional death benefit riders (total separate account product charges equal 1.95% on an annual basis)



                   1.95% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MONEY MARKET SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========



                                                                                                     NUMBER OF
                                                         ACCUMULATION         ACCUMULATION          ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT             UNITS
                                                         BEGINNING OF            END OF            OUTSTANDING AT
                                                            PERIOD               PERIOD            END OF PERIOD
                                                       ---------------      ---------------      -----------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004                                             11.473123            11.927714            142,065.1794
=============                                             =========            =========            ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                             13.136478            13.724756            550,471.8629
=============                                             =========            =========            ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004                                              6.760362             7.033972            629,095.3018
=============                                             =========            =========            ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004                                             16.661729            16.831840            507,597.9918
=============                                             =========            =========            ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004                                             45.325751            46.897242            274,129.0778
=============                                             =========            =========            ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                             10.401415            10.965198            398,085.6997
=============                                             =========            =========            ============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   11/22/2004                                             12.985300            13.327972            181,957.0913
=============                                             =========            =========            ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004                                             11.507345            11.962265            389,543.2718
=============                                             =========            =========            ============
 MONEY MARKET SUB-ACCOUNT
   11/22/2004                                              9.756480             9.749636            109,338.1582
=============                                             =========            =========            ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004                                             11.849027            12.786410            114,502.2619
=============                                             =========            =========            ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                              7.968699             8.188620          1,044,422.4200
=============                                             =========            =========          ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                             11.131138            11.115098            681,673.5676
=============                                             =========            =========          ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                             11.799400            11.848106            601,369.3975
=============                                             =========            =========          ==============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                              4.137757             4.253011            254,330.4214
=============                                             =========            =========          ==============

                           1.95% SEPARATE ACCOUNT PRODUCT CHARGES
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                             6.706510             6.972583
=============                                                             ========             ========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                            13.538189            14.112717
=============                                                            =========            =========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                            10.464160            11.074086
=============                                                            =========            =========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                            11.383384            11.675597
=============                                                            =========            =========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            14.413114            14.812774
=============                                                            =========            =========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                             9.966797            10.326422
=============                                                            =========            =========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            10.856263            11.166699
=============                                                            =========            =========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.299558            10.682226
=============                                                            =========            =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.099753            10.386382
=============                                                            =========            =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.939907            10.102671
=============                                                            =========            =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.239617            10.597177
=============                                                            =========            =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.009839            10.222816
=============                                                            =========            =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                      -----------------
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                            502,913.3232
=============                                                            ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                            495,535.8478
=============                                                            ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                            118,629.4368
=============                                                            ============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                          1,053,601.8890
=============                                                          ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            500,096.7418
=============                                                          ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            507,473.3565
=============                                                          ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                             90,897.0379
=============                                                          ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            720,542.9887
=============                                                          ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          3,243,153.4270
=============                                                          ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            234,166.1241
=============                                                          ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          2,940,895.9310
=============                                                          ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            890,632.4624
=============                                                          ==============

CLASS L-4 YEAR
CHART 6 -  Contracts with the Annual Step-Up Death Benefit and Additional Death
         Benefit - Earnings Preservation Benefit (total separate account product charges equal 2.05% on an annual basis)



                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 MONEY MARKET SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                           to       12/31/2004
=============                                          ====      ==========



                                                                                                    NUMBER OF
                                                         ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                         BEGINNING OF            END OF           OUTSTANDING AT
                                                            PERIOD               PERIOD           END OF PERIOD
                                                       ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   11/22/2004                                             11.466653            11.919714           29,794.7616
=============                                             =========            =========           ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                             13.095502            13.680486          168,476.9573
=============                                             =========            =========          ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   11/22/2004                                              6.731773             7.003478          283,004.8534
=============                                             =========            =========          ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   11/22/2004                                             16.591450            16.759052          179,476.4777
=============                                             =========            =========          ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   11/22/2004                                             45.135255            46.695155          115,863.7494
=============                                             =========            =========          ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   11/22/2004                                             10.357469            10.917708          129,381.3181
=============                                             =========            =========          ============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   11/22/2004                                             12.944789            13.284973           52,411.1468
=============                                             =========            =========          ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   11/22/2004                                             11.471458            11.923685          124,361.7777
=============                                             =========            =========          ============
 MONEY MARKET SUB-ACCOUNT
   11/22/2004                                              9.715240             9.707388          257,879.8395
=============                                             =========            =========          ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   11/22/2004                                             11.842348            12.777839           29,159.8348
=============                                             =========            =========          ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   11/22/2004                                              7.935031             8.153153          380,063.9083
=============                                             =========            =========          ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   11/22/2004                                             11.113738            11.096537          173,529.3705
=============                                             =========            =========          ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   11/22/2004                                             11.749517            11.796756          321,896.6936
=============                                             =========            =========          ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   11/22/2004                                              4.120250             4.234564          105,189.6061
=============                                             =========            =========          ============

                           2.05% SEPARATE ACCOUNT PRODUCT CHARGES
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/312004
=============                                                         ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                             6.678151             6.942358
=============                                                             ========             ========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                            13.503521            14.075075
=============                                                            =========            =========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                            10.458252            11.066653
=============                                                            =========            =========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                            11.335272            11.625009
=============                                                            =========            =========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            14.352231            14.748628
=============                                                            =========            =========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                             9.941268            10.298871
=============                                                            =========            =========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            10.822423            11.130703
=============                                                            =========            =========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.299023            10.680531
=============                                                            =========            =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.099227            10.384732
=============                                                            =========            =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.939390            10.101066
=============                                                            =========            =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.239085            10.595495
=============                                                            =========            =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.009318            10.221193
=============                                                            =========            =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                      -----------------
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                            148,030.4815
=============                                                            ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   11/22/2004                                                            139,302.8073
=============                                                            ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   11/22/2004                                                             34,713.8777
=============                                                            ============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   11/22/2004                                                            364,252.9470
=============                                                            ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            166,433.9639
=============                                                            ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   11/22/2004                                                            171,353.3633
=============                                                            ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   11/22/2004                                                             54,845.2262
=============                                                            ============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             54,519.7300
=============                                                            ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            207,422.6878
=============                                                            ============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             23,417.1825
=============                                                            ============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          1,138,710.7510
=============                                                          ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             82,997.5473
=============                                                          ==============

FINANCIAL STATEMENTS
The financial statements of the Separate Account and the Company are included herein.

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Shareholders of
MetLife Investors Insurance Company and
Contract Owners of MetLife Investors Variable Annuity Account One

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors Variable Annuity Account One (the Separate Account) of MetLife Investors Insurance Company as of December 31, 2004, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two year period then ended, and the financial highlights for each of the periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors Variable Annuity Account One of MetLife Investors Insurance Company as of December 31, 2004, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two year period then ended, and their financial highlights for each of the periods in the four year period then ended, in conformity with accounting principles generally accepted in the United States of America.

St. Louis, Missouri
March 31, 2005

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

Sub-account assets:
  Investments:
   Met Investors Series Trust (Met Investors):
    Lord Abbett Growth & Income Portfolio           32,372,287 shares $  888,295,550
    Lord Abbett Growth & Income Portfolio B         19,280,688 shares    525,784,354
    Lord Abbett Bond Debenture Portfolio             9,788,553 shares    123,629,424
    Lord Abbett Bond Debenture Portfolio B          15,439,475 shares    193,611,016
    Lord Abbett Growth Opportunity Portfolio         2,331,643 shares     24,319,037
    Lord Abbett Growth Opportunity Portfolio B       3,261,497 shares     33,593,423
    Lord Abbett Mid-Cap Value Portfolio              5,126,905 shares    110,946,222
    Lord Abbett Mid-Cap Value Portfolio B            7,662,613 shares    164,592,939
    Lord Abbett America's Value Portfolio B          2,391,756 shares     32,408,298
    Met/Putnam Capital Opportunities Portfolio A     2,904,780 shares     41,044,541
    Met/Putnam Capital Opportunities Portfolio B       252,418 shares      3,536,379
    Oppenheimer Capital Appreciation Portfolio       1,738,491 shares     14,533,781
    Oppenheimer Capital Appreciation Portfolio B    16,073,230 shares    133,568,537
    PIMCO Inflation Protected Bond Portfolio B       9,121,881 shares     96,965,595
    PIMCO Money Market Portfolio B                  28,941,497 shares     28,941,497
    Janus Aggressive Growth Portfolio                4,001,414 shares     30,610,817
    Janus Aggressive Growth Portfolio B             16,134,555 shares    122,299,924
    PIMCO Total Return Bond Portfolio                5,916,759 shares     67,451,048
    PIMCO Total Return Bond Portfolio B             23,965,194 shares    271,285,996
    PIMCO Innovation Portfolio B                     3,146,271 shares     14,409,921
    T Rowe Price Mid Cap Growth Portfolio            3,205,016 shares     24,197,869
    T Rowe Price Mid Cap Growth Portfolio B         11,066,354 shares     82,665,661
    MFS Research International Portfolio             4,893,590 shares     57,352,873
    MFS Research International Portfolio B           8,776,527 shares    102,509,834
    AIM Small Cap Growth Portfolio B                 4,419,279 shares     56,301,613
    AIM Mid Cap Core Equity Portfolio B              2,602,544 shares     36,591,772
    Harris Oakmark International Portfolio B         6,745,052 shares     96,251,886
    Third Avenue Small Cap Value Portfolio B         6,226,330 shares     89,472,368
    Neuberger Berman Real Estate Portfolio B         1,594,188 shares     19,879,525
    Turner Mid-Cap Growth Portfolio B                1,441,141 shares     16,169,602
    Goldman Sachs Mid-Cap Value Portfolio B          1,749,772 shares     20,909,779
    Defensive Strategy Fund of Fund B                1,967,543 shares     19,577,053
    Moderate Strategy Fund of Fund B                10,757,647 shares    108,759,811
    Balance Strategy Fund of Fund B                 31,277,806 shares    322,474,175
    Growth Strategy Fund of Fund B                  31,868,996 shares    336,536,603
    Aggressive Strategy Fund of Fund B               7,248,947 shares     77,491,241
   Russell Insurance Funds (Russell):
    Multi-Style Equity Fund                          3,109,973 shares     39,185,662
    Aggressive Equity Fund                             591,093 shares      8,807,286
    Non-US Fund                                      1,413,739 shares     16,017,662
    Core Bond Fund                                   2,264,746 shares     23,779,832
    Real Estate Securities Fund                        225,913 shares      3,860,845
   AIM Variable Insurance Funds, Inc. (AIM):
    Premier Equity Fund                                 67,739 shares      1,442,850
    Capital Appreciation Fund                        1,273,749 shares     28,901,360
    Capital Appreciation Fund B                         35,802 shares        805,544
    International Growth Fund                          287,790 shares      5,689,600
    International Growth Fund B                         26,998 shares        530,518

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

Sub-account assets, continued:
  Investments, continued:
   Alliance Variable Products Series Fund, Inc. (Alliance):
    Bernstein Real Estate Investment Portfolio                  699,857 shares $   14,459,048
    Bernstein Real Estate Investment Portfolio B              2,159,648 shares     44,359,159
   Scudder Variable Series II (Scudder II):
    Small Cap Growth Portfolio                                  152,354 shares      1,918,135
    Dreman Small Cap Value Portfolio                            210,622 shares      4,225,070
    Government Securities Portfolio                             178,267 shares      2,237,252
   MFS Variable Insurance Trust (MFS):
    High Income Series                                          790,591 shares      8,198,430
    High Income Series B                                      4,355,724 shares     44,820,395
    Investors Trust Series                                    1,048,487 shares     18,956,647
    Investors Trust Series B                                    799,984 shares     14,391,712
    New Discovery Series                                        496,848 shares      7,388,134
    New Discovery Series B                                    3,519,776 shares     51,775,910
   Metropolitan Life Series Funds, Inc. (MetLife):
    Davis Venture Value Fund A                                  107,527 shares      3,035,482
    Davis Venture Value Fund E                                9,651,836 shares    271,120,071
    Harris Oakmark Focused Value Fund B                         413,837 shares     99,304,279
    Jennison Growth Portfolio B                               7,308,106 shares     79,366,028
    MFS Investors Trust Series B                              4,648,356 shares     42,439,486
    MFS Total Return Series A                                    31,506 shares      4,660,931
    MFS Total Return Series B                                   246,797 shares     36,175,487
    Capital Guardian U.S. Equity Series A                     8,873,584 shares    103,465,985
    Capital Guardian U.S. Equity Series B                     5,464,240 shares     63,549,115
    Met/Putnam Voyager Portfolio A                               71,891 shares        340,761
    Met/Putnam Voyager Portfolio B                            1,140,882 shares      5,373,555
    Putnam International Stock Class A                           38,245 shares        439,824
    Putnam International Stock Class B                        1,134,624 shares     12,912,024
    SSR Money Market Portfolio                                  205,028 shares     20,502,749
    Stock Index Portfolio B                                   1,093,041 shares     34,452,654
    SSR Bond Income Class A                                      86,702 shares      9,859,805
    SSR Bond Income Class B                                      17,593 shares      1,978,739
    SSR Aurora Class B                                          263,007 shares      5,002,396
    Franklin Templeton Small Cap Portfolio B                    164,785 shares      1,692,342
    Salomon Brothers Strategic Bond Class A                     107,983 shares      1,408,093
    Salomon Brothers Strategic Bond Class B                     401,240 shares      5,212,101
    T Rowe Price Small Cap Class A                              360,352 shares      4,911,599
    T Rowe Price Small Cap Class B                              533,801 shares      7,174,288
    T Rowe Price Large Cap Class A                            1,309,506 shares     16,722,382
    T Rowe Price Large Cap Class B                            2,276,816 shares     28,961,104
   Oppenheimer Variable Account Funds (Oppenheimer):
    Capital Appreciation Fund                                   206,005 shares      7,620,110
   Putnam Variable Trust (Putnam):
    Growth & Income Fund                                        772,904 shares     19,778,624
    Growth & Income Fund B                                      138,606 shares      3,526,134
    Vista Fund                                                  455,201 shares      5,726,426
    Vista Fund B                                                 71,597 shares        889,949
    International Growth Fund                                 1,340,672 shares     19,841,942
    International Equity B                                    2,538,406 shares     37,339,947
    Equity Income B                                             859,991 shares     11,601,279

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

Sub-account assets, continued:
  Investments, continued:
   Franklin Templeton Variable Insurance Products Trust (Templeton):
    Growth Securities Fund                                                235,604 shares $    3,058,137
    Growth Securities Fund B                                              158,358 shares      2,031,740
    Foreign Securities Fund                                             1,043,168 shares     15,157,230
    Foreign Securities Fund B                                           2,817,933 shares     40,437,338
    Developing Markets Securities Fund                                    977,064 shares      8,529,767
    Developing Markets Securities Fund B                                3,959,992 shares     34,333,127
   Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
    Growth Portfolio                                                       68,591 shares      2,195,607
    Growth Portfolio B                                                  1,597,994 shares     50,560,540
    Contrafund Portfolio                                                  121,890 shares      3,244,712
    Growth Opportunities Portfolio                                         28,418 shares        456,683
    Growth & Income Portfolio                                             138,971 shares      1,933,085
    Equity-Income Portfolio                                                68,882 shares      1,747,546
    Equity-Income Portfolio B                                             293,786 shares      7,371,078
    High Income Portfolio B                                               123,396 shares        852,668
   Dreyfus Variable Investment Fund (Dreyfus):
    Stock Index Fund                                                       26,940 shares        832,187
    Stock Index Fund B                                                     85,591 shares      2,644,776
   PIMCO Variable Insurance Trust (PIMCO):
    High Yield Portfolio                                                  501,881 shares      4,215,802
    Low Duration Portfolio                                              1,135,245 shares     11,693,023
    StocksPLUS Growth & Income Portfolio                                  157,182 shares      1,585,963
    Total Return Portfolio                                              3,295,958 shares     34,640,516
                                                                                         --------------
      Total assets                                                                       $5,924,628,231
                                                                                         ==============

Sub-account liabilities:
  Due to/(from) general account, net:
   Met Investors Lord Abbett Growth & Income Portfolio                                   $          147
   Met Investors Lord Abbett Growth & Income Portfolio B                                             38
   Met Investors Lord Abbett Bond Debenture Portfolio                                               108
   Met Investors Lord Abbett Bond Debenture Portfolio B                                              86
   Met Investors Lord Abbett Growth Opportunity Portfolio                                             -
   Met Investors Lord Abbett Growth Opportunity Portfolio B                                          48
   Met Investors Lord Abbett Mid-Cap Value Portfolio                                                (72)
   Met Investors Lord Abbett Mid-Cap Value Portfolio B                                               65
   Met Investors Lord Abbett America's Value Portfolio B                                            133
   Met Investors Met/Putnam Capital Opportunities Portfolio A                                        39
   Met Investors Met/Putnam Capital Opportunities Portfolio B                                       335
   Met Investors Oppenheimer Capital Appreciation Portfolio                                           -
   Met Investors Oppenheimer Capital Appreciation Portfolio B                                        10
   Met Investors PIMCO Inflation Protected Bond Portfolio B                                           4
   Met Investors PIMCO Money Market Portfolio B                                                     233
   Met Investors Janus Aggressive Growth Portfolio                                                    1
   Met Investors Janus Aggressive Growth Portfolio B                                                 16
   Met Investors PIMCO Total Return Bond Portfolio                                                   26

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

 Sub-account liabilities, continued:
   Due to/(from) general account, net continued:
    Met Investors PIMCO Total Return Bond Portfolio B            $         132
    Met Investors PIMCO Innovation Portfolio B                             325
    Met Investors T Rowe Price Mid Cap Growth Portfolio                      -
    Met Investors T Rowe Price Mid Cap Growth Portfolio B                  153
    Met Investors MFS Research International Portfolio                     150
    Met Investors MFS Research International Portfolio B                   214
    Met Investors AIM Small Cap Growth Portfolio B                          48
    Met Investors AIM Mid Cap Core Equity Portfolio B                       50
    Met Investors Harris Oakmark International Portfolio B                  82
    Met Investors Third Avenue Small Cap Value Portfolio B                  36
    Met Investors Neuberger Berman Real Estate Portfolio B                 183
    Met Investors Turner Mid-Cap Growth Portfolio B                        128
    Met Investors Goldman Sachs Mid-Cap Value Portfolio B                  215
    Met Investors Defensive Strategy Fund of Fund B                        174
    Met Investors Moderate Strategy Fund of Fund B                          31
    Met Investors Balance Strategy Fund of Fund B                            1
    Met Investors Growth Strategy Fund of Fund B                            45
    Met Investors Aggressive Strategy Fund of Fund B                        19
    Russell Multistyle Equity Fund                                           1
    Russell Aggressive Equity Fund                                           -
    Russell Non-US Fund                                                      -
    Russell Core Bond Fund                                                  (1)
    Russell Real Estate Securities Fund                                      -
    AIM Premier Equity Fund                                                 23
    AIM Capital Appreciation Fund                                          121
    AIM Capital Appreciation Fund B                                         99
    AIM International Growth Fund                                          137
    AIM International Growth Fund B                                         49
    Alliance Bernstein Real Estate Investment Portfolio                     (1)
    Alliance Bernstein Real Estate Investment Portfolio B                   70
    Scudder II Small Cap Growth Portfolio                                   86
    Scudder II Dreman Small Cap Value Portfolio                            126
    Scudder II Government Securities Portfolio                              96
    MFS High Income Series                                                 (21)
    MFS High Income Series B                                                63
    MFS Investors Trust Series                                               1
    MFS Investors Trust Series B                                             1
    MFS New Discovery Series                                               114
    MFS New Discovery Series B                                              48
    MetLife Davis Venture Value Fund A                                       1
    MetLife Davis Venture Value Fund E                                     143
    MetLife Harris Oakmark Focused Value Fund B                             54
    MetLife Jennison Growth Portfolio B                                     59
    MetLife MFS Investors Trust Series B                                   158
    MetLife MFS Total Return Series A                                        7
    MetLife MFS Total Return Series B                                      161
    MetLife Capital Guardian U.S. Equity Series A                           20
    MetLife Capital Guardian U.S. Equity Series B                           70

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

   Sub-account liabilities, continued:
     Due to/(from) general account, net continued:
      MetLife Met Putnam/Voyager Portfolio A                 $           (1)
      MetLife Met/Putnam Voyager Portfolio B                            361
      MetLife Putnam International Stock Class A                          1
      MetLife Putnam International Stock Class B                        185
      MetLife SSR Money Market Portfolio                                 25
      MetLife Stock Index Portfolio B                                    63
      MetLife SSR Bond Income Class A                                    (1)
      MetLife SSR Bond Income Class B                                   152
      MetLife SSR Aurora Class B                                        139
      MetLife Franklin Templeton Small Cap Portfolio B                  111
      MetLife Salomon Brothers Strategic Bond Class A                     -
      MetLife Salomon Brothers Strategic Bond Class B                    66
      MetLife T Rowe Price Small Cap Class A                             21
      MetLife T Rowe Price Small Cap Class B                            162
      MetLife T Rowe Price Large Cap Class A                             (5)
      MetLife T Rowe Price Large Cap Class B                            110
      Oppenheimer Capital Appreciation Fund                               3
      Putnam Growth & Income Fund                                         1
      Putnam Growth & Income Fund B                                     269
      Putnam Vista Fund                                                  (1)
      Putnam Vista Fund B                                               122
      Putnam International Growth Fund                                   (1)
      Putnam International Equity B                                       1
      Putnam Equity Income B                                            254
      Templeton Growth Securities Fund                                   43
      Templeton Growth Securities Fund B                                152
      Templeton Foreign Securities Fund                                  43
      Templeton Foreign Securities Fund B                               110
      Templeton Developing Markets Securities Fund                      (99)
      Templeton Developing Markets Securities Fund B                     27
      Fidelity Growth Portfolio                                          (3)
      Fidelity Growth Portfolio B                                        64
      Fidelity Contrafund Portfolio                                       -
      Fidelity Growth Opportunities Portfolio                            (1)
      Fidelity Growth & Income Portfolio                                  -
      Fidelity Equity-Income Portfolio                                    -
      Fidelity Equity-Income Portfolio B                                133
      Fidelity High Income Portfolio B                                  124
      Dreyfus Stock Index Fund                                            -
      Dreyfus Stock Index Fund B                                         11
      PIMCO High Yield Portfolio                                        132
      PIMCO Low Duration Portfolio                                       43
      PIMCO StocksPLUS Growth Portfolio                                 192
      PIMCO Total Return Portfolio                                      (78)
                                                             --------------
         Total liabilities                                   $        7,818
                                                             ==============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

Sub-account net assets:
  Accumulation units:
   Met Investors Lord Abbett Growth & Income Portfolio              $  883,151,425
   Met Investors Lord Abbett Growth & Income Portfolio B               525,589,848
   Met Investors Lord Abbett Bond Debenture Portfolio                  123,065,024
   Met Investors Lord Abbett Bond Debenture Portfolio B                193,516,296
   Met Investors Lord Abbett Growth Opportunity Portfolio               24,244,565
   Met Investors Lord Abbett Growth Opportunity Portfolio B             33,593,375
   Met Investors Lord Abbett Mid-Cap Value Portfolio                   110,574,892
   Met Investors Lord Abbett Mid-Cap Value Portfolio B                 164,576,518
   Met Investors Lord Abbett America's Value Portfolio B                32,396,403
   Met Investors Met/Putnam Capital Opportunities Portfolio A           40,923,417
   Met Investors Met/Putnam Capital Opportunities Portfolio B            3,530,421
   Met Investors Oppenheimer Capital Appreciation Portfolio             14,497,408
   Met Investors Oppenheimer Capital Appreciation Portfolio B          133,523,988
   Met Investors PIMCO Inflation Protected Bond Portfolio B             96,914,002
   Met Investors PIMCO Money Market Portfolio B                         28,939,088
   Met Investors Janus Aggressive Growth Portfolio                      30,547,669
   Met Investors Janus Aggressive Growth Portfolio B                   122,286,416
   Met Investors PIMCO Total Return Bond Portfolio                      67,111,173
   Met Investors PIMCO Total Return Bond Portfolio B                   271,228,910
   Met Investors PIMCO Innovation Portfolio B                           14,409,596
   Met Investors T Rowe Price Mid Cap Growth Portfolio                  24,183,694
   Met Investors T Rowe Price Mid Cap Growth Portfolio B                82,645,273
   Met Investors MFS Research International Portfolio                   57,160,062
   Met Investors MFS Research International Portfolio B                102,488,490
   Met Investors AIM Small Cap Growth Portfolio B                       56,301,565
   Met Investors AIM Mid Cap Core Equity Portfolio B                    36,579,277
   Met Investors Harris Oakmark International Portfolio B               96,244,445
   Met Investors Third Avenue Small Cap Value Portfolio B               89,453,707
   Met Investors Neuberger Berman Real Estate Portfolio B               19,873,601
   Met Investors Turner Mid-Cap Growth Portfolio B                      16,169,474
   Met Investors Goldman Sachs Mid-Cap Value Portfolio B                20,906,923
   Met Investors Defensive Strategy Fund of Fund B                      19,576,879
   Met Investors Moderate Strategy Fund of Fund B                      108,759,780
   Met Investors Balance Strategy Fund of Fund B                       322,474,174
   Met Investors Growth Strategy Fund of Fund B                        336,536,558
   Met Investors Aggressive Strategy Fund of Fund B                     77,491,222
   Russell Multi-Style Equity Fund                                      39,007,917
   Russell Aggressive Equity Fund                                        8,757,624
   Russell Non-US Fund                                                  15,995,714
   Russell Core Bond Fund                                               23,679,337
   Russell Real Estate Securities Fund                                   3,858,073
   AIM Premier Equity Fund                                               1,442,827
   AIM Capital Appreciation Fund                                        28,869,221
   AIM Capital Appreciation Fund B                                         774,218
   AIM International Growth Fund                                         5,647,672
   AIM International Growth Fund B                                         478,535
   Alliance Bernstein Real Estate Investment Portfolio                  14,353,064
   Alliance Bernstein Real Estate Investment Portfolio B                44,356,666

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

    Sub-account net assets, continued:
      Accumulation units, continued:
       Scudder II Small Cap Growth Portfolio                  $    1,918,049
       Scudder II Dreman Small Cap Value Portfolio                 4,224,944
       Scudder II Government Securities Portfolio                  2,237,156
       MFS High Income Series                                      8,195,160
       MFS High Income Series B                                   44,817,171
       MFS Investors Trust Series                                 18,861,669
       MFS Investors Trust Series B                               14,391,711
       MFS New Discovery Series                                    7,363,274
       MFS New Discovery Series B                                 51,774,093
       MetLife Davis Venture Value Fund A                          3,035,481
       MetLife Davis Venture Value Fund E                        271,077,675
       MetLife Harris Oakmark Focused Value Fund B                99,285,363
       MetLife Jennison Growth Portfolio B                        79,349,886
       MetLife MFS Investors Trust Series B                       42,435,841
       MetLife MFS Total Return Series A                           4,660,924
       MetLife MFS Total Return Series B                          36,127,959
       MetLife Capital Guardian U.S. Equity Series A             103,113,175
       MetLife Capital Guardian U.S. Equity Series B              63,541,783
       MetLife Met/Putnam Voyager Portfolio A                        340,762
       MetLife Met/Putnam Voyager Portfolio B                      5,356,434
       MetLife Putnam International Stock Class A                    439,823
       MetLife Putnam International Stock Class B                 12,907,837
       MetLife SSR Money Market Portfolio                         20,225,044
       MetLife Stock Index Portfolio B                            34,452,591
       MetLife SSR Bond Income Class A                             9,859,806
       MetLife SSR Bond Income Class B                             1,978,587
       MetLife SSR Aurora Class B                                  5,002,257
       MetLife Franklin Templeton Small Cap Portfolio B            1,692,231
       MetLife Salomon Brothers Strategic Bond Class A             1,404,629
       MetLife Salomon Brothers Strategic Bond Class B             5,212,035
       MetLife T Rowe Price Small Cap Class A                      4,894,872
       MetLife T Rowe Price Small Cap Class B                      7,171,842
       MetLife T Rowe Price Large Cap Class A                     16,674,725
       MetLife T Rowe Price Large Cap Class B                     28,939,673
       Oppenheimer Capital Appreciation Fund                       7,620,107
       Putnam Growth & Income Fund                                19,668,810
       Putnam Growth & Income Fund B                               3,525,865
       Putnam Vista Fund                                           5,701,418
       Putnam Vista Fund B                                           889,827
       Putnam International Growth Fund                           19,813,548
       Putnam International Equity B                              37,336,090
       Putnam Equity Income B                                     11,585,505
       Templeton Growth Securities Fund                            3,042,446
       Templeton Growth Securities Fund B                          2,031,588
       Templeton Foreign Securities Fund                          15,119,485
       Templeton Foreign Securities Fund B                        40,437,228
       Templeton Developing Markets Securities Fund                8,496,964
       Templeton Developing Markets Securities Fund B             34,333,100

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

Sub-account net assets, continued:
  Accumulation units, continued:
   Fidelity Growth Portfolio                                        $    2,195,610
   Fidelity Growth Portfolio B                                          50,560,476
   Fidelity Contrafund Portfolio                                         3,244,712
   Fidelity Growth Opportunities Portfolio                                 456,684
   Fidelity Growth & Income Portfolio                                    1,933,085
   Fidelity Equity-Income Portfolio                                      1,747,546
   Fidelity Equity-Income Portfolio B                                    7,370,945
   Fidelity High Income Portfolio B                                        852,544
   Dreyfus Stock Index Fund                                                832,187
   Dreyfus Stock Index Fund B                                            2,644,765
   PIMCO High Yield Portfolio                                            4,215,670
   PIMCO Low Duration Portfolio                                         11,690,406
   PIMCO StocksPLUS Growth Portfolio                                     1,578,699
   PIMCO Total Return Portfolio                                         34,604,262
                                                                    --------------
      Net accumulation assets                                       $5,915,180,460
                                                                    --------------

  Annuitization units:
   Met Investors Lord Abbett Growth & Income Portfolio                   5,143,978
   Met Investors Lord Abbett Growth & Income Portfolio B                   194,468
   Met Investors Lord Abbett Bond Debenture Portfolio                      564,292
   Met Investors Lord Abbett Bond Debenture Portfolio B                     94,634
   Met Investors Lord Abbett Growth Opportunity Portfolio                   74,472
   Met Investors Lord Abbett Mid-Cap Value Portfolio                       371,402
   Met Investors Lord Abbett Mid-Cap Value Portfolio B                      16,356
   Met Investors Lord Abbett America's Value Portfolio B                    11,762
   Met Investors Met/Putnam Capital Opportunities Portfolio A              121,085
   Met Investors Met/Putnam Capital Opportunities Portfolio B                5,623
   Met Investors Oppenheimer Capital Appreciation Portfolio                 36,373
   Met Investors Oppenheimer Capital Appreciation Portfolio B               44,539
   Met Investors PIMCO Inflation Protected Bond Portfolio B                 51,589
   Met Investors PIMCO Money Market Portfolio B                              2,176
   Met Investors Janus Aggressive Growth Portfolio                          63,147
   Met Investors Janus Aggressive Growth Portfolio B                        13,492
   Met Investors PIMCO Total Return Bond Portfolio                         339,849
   Met Investors PIMCO Total Return Bond Portfolio B                        56,954
   Met Investors T Rowe Price Mid Cap Growth Portfolio                      14,175
   Met Investors T Rowe Price Mid Cap Growth Portfolio B                    20,235
   Met Investors MFS Research International Portfolio                      192,661
   Met Investors MFS Research International Portfolio B                     21,130
   Met Investors AIM Mid Cap Core Equity Portfolio B                        12,445
   Met Investors Harris Oakmark International Portfolio B                    7,359
   Met Investors Third Avenue Small Cap Value Portfolio B                   18,625
   Met Investors Neuberger Berman Real Estate Portfolio B                    5,741
   Met Investors Goldman Sachs Mid-Cap Value Portfolio B                     2,641
   Russell Multi-Style Equity Fund                                         177,744
   Russell Aggressive Equity Fund                                           49,662
   Russell Non-US Fund                                                      21,948

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
For the Year ended December 31, 2004

 Sub-account net assets, continued:
   Annuitization units, continued:
    Russell Core Bond Fund                                      $      100,496
    Russell Real Estate Securities Fund                                  2,772
    AIM Capital Appreciation Fund                                       32,018
    AIM Capital Appreciation Fund B                                     31,227
    AIM International Growth Fund                                       41,791
    AIM International Growth Fund B                                     51,934
    Alliance Bernstein Real Estate Investment Portfolio                105,985
    Alliance Bernstein Real Estate Investment Portfolio B                2,423
    MFS High Income Series                                               3,291
    MFS High Income Series B                                             3,161
    MFS Investors Trust Series                                          94,977
    MFS New Discovery Series                                            24,746
    MFS New Discovery Series B                                           1,769
    MetLife Davis Venture Value Fund E                                  42,253
    MetLife Harris Oakmark Focused Value Fund B                         18,862
    MetLife Jennison Growth Portfolio B                                 16,083
    MetLife MFS Investors Trust Series B                                 3,487
    MetLife MFS Total Return Series B                                   47,367
    MetLife Capital Guardian U.S. Equity Series A                      352,790
    MetLife Capital Guardian U.S. Equity Series B                        7,262
    MetLife Met/Putnam Voyager Portfolio B                              16,760
    MetLife Putnam International Stock Class B                           4,002
    MetLife SSR Money Market Portfolio                                 277,680
    MetLife Salomon Brothers Strategic Bond Class A                      3,464
    MetLife T Rowe Price Small Cap Class A                              16,706
    MetLife T Rowe Price Small Cap Class B                               2,284
    MetLife T Rowe Price Large Cap Class A                              47,662
    MetLife T Rowe Price Large Cap Class B                              21,321
    Putnam Growth & Income Fund                                        109,813
    Putnam Vista Fund                                                   25,009
    Putnam International Growth Fund                                    28,395
    Putnam International Equity B                                        3,856
    Putnam Equity Income B                                              15,520
    Templeton Growth Securities Fund                                    15,648
    Templeton Foreign Securities Fund                                   37,702
    Templeton Developing Markets Securities Fund                        32,902
    PIMCO Low Duration Portfolio                                         2,574
    PIMCO StocksPLUS Growth Portfolio                                    7,072
    PIMCO Total Return Portfolio                                        36,332
                                                                --------------
       Net annuitization assets                                 $    9,439,953
                                                                --------------
       Total net assets                                         $5,924,620,413
                                                                ==============

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                               Met Investors
                                                  ---------------------------------------------------------------------------
                                                    Lord Abbett      Lord Abbett    Lord Abbett   Lord Abbett   Lord Abbett
                                                     Growth &         Growth &         Bond          Bond         Growth
                                                      Income           Income        Debenture     Debenture    Opportunity
                                                     Portfolio       Portfolio B     Portfolio    Portfolio B    Portfolio
                                                  --------------    -------------  ------------- ------------- -------------
Income:
  Dividends                                       $    4,023,595        1,771,089      4,034,928     6,132,325             -
                                                  --------------    -------------  ------------- ------------- -------------
Expenses:
  Mortality and expense risk                          10,621,606        6,283,644      1,609,668     2,986,725       297,999
  Administrative fee                                   1,274,233        1,240,776        194,020       553,665        36,139
                                                  --------------    -------------  ------------- ------------- -------------
    Total expenses                                    11,895,839        7,524,420      1,803,688     3,540,390       334,138
                                                  --------------    -------------  ------------- ------------- -------------
    Net investment income (loss)                      (7,872,244)      (5,753,331)     2,231,240     2,591,935      (334,138)
                                                  --------------    -------------  ------------- ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         24,848,838       17,282,222      1,104,358    10,599,706     1,242,900
  Realized gain distributions                                  -                -              -             -             -
                                                  --------------    -------------  ------------- ------------- -------------
    Net realized gain (loss)                          24,848,838       17,282,222      1,104,358    10,599,706     1,242,900
                                                  --------------    -------------  ------------- ------------- -------------
Change in unrealized appreciation (depreciation)      77,095,410       44,726,740      5,084,214       465,920     1,497,265
                                                  --------------    -------------  ------------- ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $   94,072,004       56,255,631      8,419,812    13,657,561     2,406,027
                                                  ==============    =============  ============= ============= =============

                                                  ---------------------------
                                                   Lord Abbett    Lord Abbett
                                                     Growth         Mid-Cap
                                                   Opportunity       Value
                                                   Portfolio B     Portfolio
                                                  -------------  -------------
Income:
  Dividends                                                   -        502,890
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                            285,922      1,223,848
  Administrative fee                                     71,173        146,530
                                                  -------------  -------------
    Total expenses                                      357,095      1,370,378
                                                  -------------  -------------
    Net investment income (loss)                       (357,095)      (867,488)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           193,111      4,158,658
  Realized gain distributions                                 -      2,379,222
                                                  -------------  -------------
    Net realized gain (loss)                            193,111      6,537,880
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)      3,479,782     15,073,798
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       3,315,798     20,744,190
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                Met Investors
                                                  ---------------------------------------------------------------------------
                                                    Lord Abbett    Lord Abbett    JP Morgan       JP Morgan      JP Morgan
                                                      Mid-Cap       America's      Quality         Quality        Select
                                                       Value          Value         Bond            Bond          Equity
                                                    Portfolio B    Portfolio B  Portfolio (a)  Portfolio B (a) Portfolio (a)
                                                  --------------  ------------- -------------  --------------- -------------
Income:
  Dividends                                       $      589,158        631,091     4,444,548       4,685,254      1,713,140
                                                  --------------  ------------- -------------   -------------  -------------
Expenses:
  Mortality and expense risk                           1,336,893        146,929       760,852         631,086      1,145,096
  Administrative fee                                     304,104         40,604        91,458         132,464        137,791
                                                  --------------  ------------- -------------   -------------  -------------
    Total expenses                                     1,640,997        187,533       852,310         763,550      1,282,887
                                                  --------------  ------------- -------------   -------------  -------------
    Net investment income (loss)                      (1,051,839)       443,558     3,592,238       3,921,704        430,253
                                                  --------------  ------------- -------------   -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             81,058         22,134     2,217,718      (4,167,917)    (4,133,552)
  Realized gain distributions                          3,552,768        188,426     1,257,342       1,362,665              -
                                                  --------------  ------------- -------------   -------------  -------------
    Net realized gain (loss)                           3,633,826        210,560     3,475,060      (2,805,252)    (4,133,552)
                                                  --------------  ------------- -------------   -------------  -------------
Change in unrealized appreciation (depreciation)      24,947,387      2,641,060    (5,403,114)        297,674     10,062,526
                                                  --------------  ------------- -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $   27,529,374      3,295,178     1,664,184       1,414,126      6,359,227
                                                  ==============  ============= =============   =============  =============

                                                  ------------------------------
                                                     JP Morgan     Met/Putnam
                                                      Select         Capital
                                                      Equity      Opportunities
                                                  Portfolio B (a)  Portfolio A
                                                  --------------- -------------
Income:
  Dividends                                              152,598              -
                                                   -------------  -------------
Expenses:
  Mortality and expense risk                              91,056        513,750
  Administrative fee                                      20,981         61,785
                                                   -------------  -------------
    Total expenses                                       112,037        575,535
                                                   -------------  -------------
    Net investment income (loss)                          40,561       (575,535)
                                                   -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          1,047,352         82,202
  Realized gain distributions                                  -              -
                                                   -------------  -------------
    Net realized gain (loss)                           1,047,352         82,202
                                                   -------------  -------------
Change in unrealized appreciation (depreciation)        (497,869)     6,740,635
                                                   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          590,044      6,247,302
                                                   =============  =============

(a) For the period from January 1, 2004 to November 19, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                Met Investors
                                                  ---------------------------------------------------------------------------
                                                    Met/Putnam                     Oppenheimer   Oppenheimer       PIMCO
                                                      Capital       Met/Putnam       Capital       Capital       Inflation
                                                   Opportunities     Research     Appreciation   Appreciation  Protected Bond
                                                    Portfolio B   Portfolio B (a) Portfolio (b)  Portfolio B    Portfolio B
                                                  --------------  --------------- ------------- -------------  --------------
Income:
  Dividends                                       $            -         133,542        428,987     4,726,283      5,132,917
                                                  --------------   -------------  ------------- -------------  -------------
Expenses:
  Mortality and expense risk                              31,099         249,659        169,474     2,221,353      1,819,053
  Administrative fee                                       7,056          41,422         20,335       378,546        305,755
                                                  --------------   -------------  ------------- -------------  -------------
    Total expenses                                        38,155         291,081        189,809     2,599,899      2,124,808
                                                  --------------   -------------  ------------- -------------  -------------
    Net investment income (loss)                         (38,155)       (157,539)       239,178     2,126,384      3,008,109
                                                  --------------   -------------  ------------- -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             46,481       2,660,135          7,161     9,299,865      5,209,367
  Realized gain distributions                                  -               -        441,529     5,198,232          6,211
                                                  --------------   -------------  ------------- -------------  -------------
    Net realized gain (loss)                              46,481       2,660,135        448,690    14,498,097      5,215,578
                                                  --------------   -------------  ------------- -------------  -------------
Change in unrealized appreciation (depreciation)         470,082      (2,431,663)       257,197    (9,976,968)       536,969
                                                  --------------   -------------  ------------- -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      478,408          70,933        945,065     6,647,513      8,760,656
                                                  ==============   =============  ============= =============  =============

                                                  -----------------------------
                                                      PIMCO          Janus
                                                      Money       Aggressive
                                                     Market         Growth
                                                   Portfolio B   Portfolio (b)
                                                  -------------  -------------
Income:
  Dividends                                             263,229              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                            612,936        260,390
  Administrative fee                                    105,125         31,247
                                                  -------------  -------------
    Total expenses                                      718,061        291,637
                                                  -------------  -------------
    Net investment income (loss)                       (454,832)      (291,637)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 -        107,894
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                                  -        107,894
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)              -      2,958,980
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        (454,832)     2,775,237
                                                  =============  =============

(a) For the period from January 1, 2004 to November 19, 2004.
(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                Met Investors
                                                  -----------------------------------------------------------------------------
                                                       Janus          PIMCO          PIMCO                       T Rowe Price
                                                    Aggressive    Total Return    Total Return      PIMCO           Mid Cap
                                                      Growth          Bond            Bond       Innovation         Growth
                                                    Portfolio B   Portfolio (b)   Portfolio B    Portfolio B     Portfolio (b)
                                                  --------------  -------------  -------------  -------------    -------------
Income:
  Dividends                                       $            -        383,266     15,335,813         11,016                -
                                                  --------------  -------------  -------------  -------------    -------------
Expenses:
  Mortality and expense risk                           1,688,490        133,987      3,128,118        227,051          218,491
  Administrative fee                                     304,062         16,106        564,335         38,271           24,565
                                                  --------------  -------------  -------------  -------------    -------------
    Total expenses                                     1,992,552        150,093      3,692,453        265,322          243,056
                                                  --------------  -------------  -------------  -------------    -------------
    Net investment income (loss)                      (1,992,552)       233,173     11,643,360       (254,306)        (243,056)
                                                  --------------  -------------  -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          8,641,565        (27,085)       304,805        381,206          153,404
  Realized gain distributions                                  -              -              -              -                -
                                                  --------------  -------------  -------------  -------------    -------------
    Net realized gain (loss)                           8,641,565        (27,085)       304,805        381,206          153,404
                                                  --------------  -------------  -------------  -------------    -------------
Change in unrealized appreciation (depreciation)       4,022,141        329,368     (5,228,541)      (302,650)       3,294,803
                                                  --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $   10,671,154        535,456      6,719,624       (175,750)       3,205,151
                                                  ==============  =============  =============  =============    =============

                                                  ---------------------------
                                                   T Rowe Price       MFS
                                                     Mid Cap       Research
                                                      Growth     International
                                                   Portfolio B     Portfolio
                                                  -------------  -------------
Income:
  Dividends                                                   -        120,748
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                          1,090,705        633,983
  Administrative fee                                    194,025         80,752
                                                  -------------  -------------
    Total expenses                                    1,284,730        714,735
                                                  -------------  -------------
    Net investment income (loss)                     (1,284,730)      (593,987)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         5,705,677      2,942,722
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                          5,705,677      2,942,722
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)      6,437,152      6,661,756
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                      10,858,099      9,010,491
                                                  =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                 Met Investors
                                                  ------------------------------------------------------------------
                                                        MFS            AIM              AIM            Harris
                                                     Research       Small Cap         Mid Cap          Oakmark
                                                   International     Growth         Core Equity     International
                                                    Portfolio B    Portfolio B      Portfolio B      Portfolio B
                                                  --------------  -------------    -------------    -------------
Income:
  Dividends                                       $      217,882              -                -                -
                                                  --------------  -------------    -------------    -------------
Expenses:
  Mortality and expense risk                           1,188,298        991,035          678,522        1,621,974
  Administrative fee                                     212,319        167,368          114,345          271,443
                                                  --------------  -------------    -------------    -------------
    Total expenses                                     1,400,617      1,158,403          792,867        1,893,417
                                                  --------------  -------------    -------------    -------------
    Net investment income (loss)                      (1,182,735)    (1,158,403)        (792,867)      (1,893,417)
                                                  --------------  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          9,865,452      7,227,903        4,854,433       18,675,834
  Realized gain distributions                                  -              -                -                -
                                                  --------------  -------------    -------------    -------------
    Net realized gain (loss)                           9,865,452      7,227,903        4,854,433       18,675,834
                                                  --------------  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)       9,993,986     (1,462,032)         735,429        3,947,373
                                                  --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $   18,676,703      4,607,468        4,796,995       20,729,790
                                                  ==============  =============    =============    =============

                                                  ----------------------------------------
                                                   Third Avenue       Neuberger         Turner
                                                    Small Cap        Berman Real        Mid-Cap
                                                      Value            Estate           Growth
                                                   Portfolio B     Portfolio B (b)  Portfolio B (b)
                                                  -------------    ---------------  ---------------
Income:
  Dividends                                           1,216,145           752,023                -
                                                  -------------     -------------    -------------
Expenses:
  Mortality and expense risk                          1,485,954           250,201          219,768
  Administrative fee                                    251,013            42,133           37,226
                                                  -------------     -------------    -------------
    Total expenses                                    1,736,967           292,334          256,994
                                                  -------------     -------------    -------------
    Net investment income (loss)                       (520,822)          459,689         (256,994)
                                                  -------------     -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares        15,666,452         3,494,105        1,663,752
  Realized gain distributions                           738,883                 -                -
                                                  -------------     -------------    -------------
    Net realized gain (loss)                         16,405,335         3,494,105        1,663,752
                                                  -------------     -------------    -------------
Change in unrealized appreciation (depreciation)      6,497,279         3,629,489        2,129,622
                                                  -------------     -------------    -------------
    Net increase (decrease) in net assets from
     operations                                      22,381,792         7,583,283        3,536,380
                                                  =============     =============    =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                      Met Investors
                                                  ---------------------------------------------------------------------------
                                                   Goldman Sachs    Defensive      Moderate      Balance           Growth
                                                      Mid-Cap        Strategy      Strategy      Strategy         Strategy
                                                       Value         Fund of       Fund of       Fund of          Fund of
                                                  Portfolio B (b)   Fund B (c)    Fund B (c)    Fund B (c)       Fund B (c)
                                                  --------------- -------------  ------------- -------------    -------------
Income:
  Dividends                                       $      235,887        347,591      1,471,683     3,256,351        2,140,754
                                                  --------------  -------------  ------------- -------------    -------------
Expenses:
  Mortality and expense risk                             249,748         23,147        113,976       335,515          336,897
  Administrative fee                                      42,204          3,821         18,936        56,780           56,843
                                                  --------------  -------------  ------------- -------------    -------------
    Total expenses                                       291,952         26,968        132,912       392,295          393,740
                                                  --------------  -------------  ------------- -------------    -------------
    Net investment income (loss)                         (56,065)       320,623      1,338,771     2,864,056        1,747,014
                                                  --------------  -------------  ------------- -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          2,456,485            133              -             -                -
  Realized gain distributions                                  -              -              -             -                -
                                                  --------------  -------------  ------------- -------------    -------------
    Net realized gain (loss)                           2,456,485            133              -             -                -
                                                  --------------  -------------  ------------- -------------    -------------
Change in unrealized appreciation (depreciation)       3,083,174        (68,764)       284,038     3,007,737        5,450,278
                                                  --------------  -------------  ------------- -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $    5,483,594        251,992      1,622,809     5,871,793        7,197,292
                                                  ==============  =============  ============= =============    =============

                                                                   Russell
                                                  -----------   -------------
                                                   Aggressive
                                                    Strategy     Multi-Style
                                                    Fund of        Equity
                                                   Fund B (c)       Fund
                                                  ------------- -------------
Income:
  Dividends                                             180,645       305,554
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                             81,408       502,597
  Administrative fee                                     13,847        60,312
                                                  ------------- -------------
    Total expenses                                       95,255       562,909
                                                  ------------- -------------
    Net investment income (loss)                         85,390      (257,355)
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            21,050    (1,978,156)
  Realized gain distributions                                 -             -
                                                  ------------- -------------
    Net realized gain (loss)                             21,050    (1,978,156)
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)      1,710,637     5,314,451
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                       1,817,077     3,078,940
                                                  ============= =============

(b) For the period from May 3, 2004 to December 31, 2004.
(c) For the period from November 22, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                            Russell
                                                  -----------------------------------------------------------   --------------
                                                                                                      Real
                                                    Aggressive                        Core           Estate        Premier
                                                      Equity          Non-US          Bond         Securities      Equity
                                                       Fund            Fund           Fund            Fund          Fund
                                                  --------------  -------------  -------------    ------------- -------------
Income:
  Dividends                                       $       14,427        303,218        898,618           91,770         6,484
                                                  --------------  -------------  -------------    ------------- -------------
Expenses:
  Mortality and expense risk                             110,832        200,255        320,658           43,865       223,148
  Administrative fee                                      13,300         24,030         38,479            5,264        26,850
                                                  --------------  -------------  -------------    ------------- -------------
    Total expenses                                       124,132        224,285        359,137           49,129       249,998
                                                  --------------  -------------  -------------    ------------- -------------
    Net investment income (loss)                        (109,705)        78,933        539,481           42,641      (243,514)
                                                  --------------  -------------  -------------    ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            264,429       (350,261)       180,145          307,357   (23,619,770)
  Realized gain distributions                            299,494              -        164,696          199,055             -
                                                  --------------  -------------  -------------    ------------- -------------
    Net realized gain (loss)                             563,923       (350,261)       344,841          506,412   (23,619,770)
                                                  --------------  -------------  -------------    ------------- -------------
Change in unrealized appreciation (depreciation)         625,829      2,696,243        (93,968)         467,631    22,753,492
                                                  --------------  -------------  -------------    ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $    1,080,047      2,424,915        790,354        1,016,684    (1,109,792)
                                                  ==============  =============  =============    ============= =============

                                                        AIM
                                                  -----------------------------

                                                     Premier        Capital
                                                      Equity      Appreciation
                                                    Fund B (d)        Fund
                                                  -------------  -------------
Income:
  Dividends                                                   -              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              5,104        373,515
  Administrative fee                                      1,142         45,313
                                                  -------------  -------------
    Total expenses                                        6,246        418,828
                                                  -------------  -------------
    Net investment income (loss)                         (6,246)      (418,828)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           147,228     (2,982,537)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                            147,228     (2,982,537)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)       (176,849)     4,731,811
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         (35,867)     1,330,446
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                       AIM
                                                  --------------------------------------------  --------------

                                                     Capital      International  International     Premier
                                                   Appreciation      Growth         Growth         Growth
                                                      Fund B          Fund          Fund B      Portfolio (d)
                                                  --------------  -------------  -------------  -------------
Income:
  Dividends                                       $            -         33,639          2,418              -
                                                  --------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              10,278         66,117          4,696        151,421
  Administrative fee                                       2,064          7,962            966         18,171
                                                  --------------  -------------  -------------  -------------
    Total expenses                                        12,342         74,079          5,662        169,592
                                                  --------------  -------------  -------------  -------------
    Net investment income (loss)                         (12,342)       (40,440)        (3,244)      (169,592)
                                                  --------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             43,052        342,965          7,833    (19,202,285)
  Realized gain distributions                                  -              -              -              -
                                                  --------------  -------------  -------------  -------------
    Net realized gain (loss)                              43,052        342,965          7,833    (19,202,285)
                                                  --------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)          (2,249)       783,799         79,188     18,545,197
                                                  --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       28,461      1,086,324         83,777       (826,680)
                                                  ==============  =============  =============  =============

                                                             Alliance
                                                  --------------------------------------------
                                                                    Bernstein     Bernstein
                                                      Premier      Real Estate   Real Estate
                                                      Growth       Investment    Investment
                                                  Portfolio B (d)   Portfolio    Portfolio B
                                                  --------------- ------------- -------------
Income:
  Dividends                                                    -        318,453       915,881
                                                   -------------  ------------- -------------
Expenses:
  Mortality and expense risk                             346,382        167,529       494,117
  Administrative fee                                      69,463         20,104        99,427
                                                   -------------  ------------- -------------
    Total expenses                                       415,845        187,633       593,544
                                                   -------------  ------------- -------------
    Net investment income (loss)                        (415,845)       130,820       322,337
                                                   -------------  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          1,466,964      1,400,139     2,228,991
  Realized gain distributions                                  -              -             -
                                                   -------------  ------------- -------------
    Net realized gain (loss)                           1,466,964      1,400,139     2,228,991
                                                   -------------  ------------- -------------
Change in unrealized appreciation (depreciation)      (3,373,114)     2,377,347     9,159,306
                                                   -------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                       (2,321,995)     3,908,306    11,710,634
                                                   =============  ============= =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                             Alliance                Liberty             Goldman Sachs
                                                  ------------------------------  -------------  ----------------------------
                                                     Bernstein                       Newport         Growth
                                                       Small         Bernstein     Tiger Fund,         &        International
                                                        Cap            Value        Variable         Income        Equity
                                                  Portfolio B (d) Portfolio B (d)  Series (d)       Fund (d)      Fund (d)
                                                  --------------- --------------- -------------  -------------  -------------
Income:
  Dividends                                       $            -               -              -              -              -
                                                  --------------   -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               8,609           4,461          2,674         19,170          8,411
  Administrative fee                                       1,789             976            338          2,283          1,000
                                                  --------------   -------------  -------------  -------------  -------------
    Total expenses                                        10,398           5,437          3,012         21,453          9,411
                                                  --------------   -------------  -------------  -------------  -------------
    Net investment income (loss)                         (10,398)         (5,437)        (3,012)       (21,453)        (9,411)
                                                  --------------   -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            593,152         216,151         98,477       (118,226)      (525,927)
  Realized gain distributions                                  -               -              -              -              -
                                                  --------------   -------------  -------------  -------------  -------------
    Net realized gain (loss)                             593,152         216,151         98,477       (118,226)      (525,927)
                                                  --------------   -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)        (565,412)       (210,955)      (101,754)       224,005        483,225
                                                  --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       17,342            (241)        (6,289)        84,326        (52,113)
                                                  ==============   =============  =============  =============  =============

                                                           Scudder II
                                                  ----------------------------
                                                     Dreman          Small
                                                   High Return        Cap
                                                     Equity         Growth
                                                  Portfolio (d)    Portfolio
                                                  -------------  -------------
Income:
  Dividends                                               4,176              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                995         25,038
  Administrative fee                                        124          2,976
                                                  -------------  -------------
    Total expenses                                        1,119         28,014
                                                  -------------  -------------
    Net investment income (loss)                          3,057        (28,014)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            29,617       (189,425)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                             29,617       (189,425)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        (32,985)       386,880
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (311)       169,441
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                            Scudder II                                              MFS
                                                  -----------------------------  --------------------------------------------
                                                      Dreman
                                                     Small Cap      Government
                                                       Value        Securities        Bond         Research       Research
                                                     Portfolio      Portfolio      Series (d)     Series (d)    Series B (d)
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $       42,675         97,867         52,793        109,358         12,381
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              57,142         33,141          4,055         44,068          6,035
  Administrative fee                                       6,740          3,827            481          5,288          1,175
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                        63,882         36,968          4,536         49,356          7,210
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                         (21,207)        60,899         48,257         60,002          5,171
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            760,552         31,407         30,549     (4,238,927)        81,723
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                             760,552         31,407         30,549     (4,238,927)        81,723
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         225,199        (38,108)       (76,482)     4,316,676        (70,128)
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      964,544         54,198          2,324        137,751         16,766
                                                  ==============  =============  =============  =============  =============

                                                  -----------------------------

                                                     Emerging       Emerging
                                                      Growth         Growth
                                                    Series (d)    Series B (d)
                                                  -------------  -------------
Income:
  Dividends                                                   -              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             49,054          4,736
  Administrative fee                                      5,887            939
                                                  -------------  -------------
    Total expenses                                       54,941          5,675
                                                  -------------  -------------
    Net investment income (loss)                        (54,941)        (5,675)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares        (5,546,123)        26,660
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                         (5,546,123)        26,660
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)      5,701,490        (20,337)
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         100,426            648
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                    MFS
                                                  --------------------------------------------------------------------------
                                                       High           High        Strategic      Strategic      Investors
                                                      Income         Income         Income         Income         Trust
                                                      Series        Series B      Series (d)    Series B (d)     Series
                                                  --------------  ------------- -------------  -------------  -------------
Income:
  Dividends                                       $      434,056      1,873,226        84,259        333,588        131,285
                                                  --------------  ------------- -------------  -------------  -------------
Expenses:
  Mortality and expense risk                             111,456        512,449         7,054         25,070        248,157
  Administrative fee                                      13,375        104,103           846          5,154         29,779
                                                  --------------  ------------- -------------  -------------  -------------
    Total expenses                                       124,831        616,552         7,900         30,224        277,936
                                                  --------------  ------------- -------------  -------------  -------------
    Net investment income (loss)                         309,225      1,256,674        76,359        303,364       (146,651)
                                                  --------------  ------------- -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (17,051)       277,422        68,190        (44,494)      (864,173)
  Realized gain distributions                                  -              -             -              -              -
                                                  --------------  ------------- -------------  -------------  -------------
    Net realized gain (loss)                             (17,051)       277,422        68,190        (44,494)      (864,173)
                                                  --------------  ------------- -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         329,910      1,473,366      (145,014)      (284,913)     2,702,730
                                                  --------------  ------------- -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      622,084      3,007,462          (465)       (26,043)     1,691,906
                                                  ==============  ============= =============  =============  =============

                                                  -----------------------------
                                                    Investors         New
                                                      Trust        Discovery
                                                    Series B        Series
                                                  -------------  -------------
Income:
  Dividends                                              76,006              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                            207,631         92,323
  Administrative fee                                     40,453         11,079
                                                  -------------  -------------
    Total expenses                                      248,084        103,402
                                                  -------------  -------------
    Net investment income (loss)                       (172,078)      (103,402)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            39,401        (12,906)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                             39,401        (12,906)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)      1,372,535        388,789
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       1,239,858        272,481
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                        MFS                                               MetLife
                                                  --------------  -----------------------------------------------------------
                                                                                                    Harris
                                                        New           Davis          Davis         Oakmark       Jennison
                                                     Discovery       Venture        Venture        Focused        Growth
                                                     Series B      Value Fund A   Value Fund E   Value Fund B   Portfolio B
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $            -         13,859      1,125,358              -          7,781
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                             539,110         30,637      3,608,449      1,783,672      1,289,082
  Administrative fee                                     108,524          3,676        648,656        302,025        219,525
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                       647,634         34,313      4,257,105      2,085,697      1,508,607
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                        (647,634)       (20,454)    (3,131,747)    (2,085,697)    (1,500,826)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            132,697         25,332     18,739,059     12,587,608      7,611,191
  Realized gain distributions                                  -              -              -      1,405,490              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                             132,697         25,332     18,739,059     13,993,098      7,611,191
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)       3,090,909        254,756     13,292,529     (3,550,531)     1,439,585
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $    2,575,972        259,634     28,899,841      8,356,870      7,549,950
                                                  ==============  =============  =============  =============  =============

                                                  -----------------------------
                                                       MFS           MFS
                                                    Investors       Total
                                                      Trust         Return
                                                    Series B       Series A
                                                  -------------  -------------
Income:
  Dividends                                             173,954        106,109
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                            557,602         43,927
  Administrative fee                                    114,418          5,271
                                                  -------------  -------------
    Total expenses                                      672,020         49,198
                                                  -------------  -------------
    Net investment income (loss)                       (498,066)        56,911
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         1,897,970          4,911
  Realized gain distributions                                 -         18,205
                                                  -------------  -------------
    Net realized gain (loss)                          1,897,970         23,116
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)      2,165,902        283,500
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       3,565,806        363,527
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                  MetLife
                                                  -------------------------------------------------------------------------------
                                                       MFS             Capital          Capital
                                                      Total           Guardian         Guardian      Met/Putnam     Met/Putnam
                                                      Return         U.S. Equity      U.S. Equity      Voyager        Voyager
                                                     Series B         Series A         Series B      Portfolio A    Portfolio B
                                                  --------------    -------------    -------------  -------------  -------------
Income:
  Dividends                                       $      623,281           53,864          435,928            387              -
                                                  --------------    -------------    -------------  -------------  -------------
Expenses:
  Mortality and expense risk                             231,029          187,154          424,916          4,400         27,289
  Administrative fee                                      61,910           22,595          101,113            531          7,482
                                                  --------------    -------------    -------------  -------------  -------------
    Total expenses                                       292,939          209,749          526,029          4,931         34,771
                                                  --------------    -------------    -------------  -------------  -------------
    Net investment income (loss)                         330,342         (155,885)         (90,101)        (4,544)       (34,771)
                                                  --------------    -------------    -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            109,646          149,458          241,126          5,697         18,633
  Realized gain distributions                            114,858                -                -              -              -
                                                  --------------    -------------    -------------  -------------  -------------
    Net realized gain (loss)                             224,504          149,458          241,126          5,697         18,633
                                                  --------------    -------------    -------------  -------------  -------------
Change in unrealized appreciation (depreciation)       2,183,681        4,051,741        3,698,143          8,834        267,425
                                                  --------------    -------------    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $    2,738,527        4,045,314        3,849,168          9,987        251,287
                                                  ==============    =============    =============  =============  =============

                                                  ------------------------
                                                     Putnam         Putnam
                                                  International  International
                                                      Stock          Stock
                                                     Class A        Class B
                                                  -------------  -------------
Income:
  Dividends                                               3,835        177,682
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              4,097        161,268
  Administrative fee                                        496         33,561
                                                  -------------  -------------
    Total expenses                                        4,593        194,829
                                                  -------------  -------------
    Net investment income (loss)                           (758)       (17,147)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (3,631)       547,968
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                             (3,631)       547,968
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         64,881      1,289,222
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          60,492      1,820,043
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                   MetLife
                                                  -------------------------------------------------------------------------------

                                                       MFS          SSR Money          Stock          SSR Bond       SSR Bond
                                                     Research        Market            Index           Income         Income
                                                   Series B (d)     Portfolio       Portfolio B      Class A (b)    Class B (b)
                                                  --------------  -------------    -------------    -------------  -------------
Income:
  Dividends                                       $          513        213,250          232,854                -              -
                                                  --------------  -------------    -------------    -------------  -------------
Expenses:
  Mortality and expense risk                                 578        269,717          441,241           88,921          1,545
  Administrative fee                                         140         32,378           75,085           10,670            294
                                                  --------------  -------------    -------------    -------------  -------------
    Total expenses                                           718        302,095          516,326           99,591          1,839
                                                  --------------  -------------    -------------    -------------  -------------
    Net investment income (loss)                            (205)       (88,845)        (283,472)         (99,591)        (1,839)
                                                  --------------  -------------    -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              9,938              -          728,516           45,709              -
  Realized gain distributions                                  -              -                -                -              -
                                                  --------------  -------------    -------------    -------------  -------------
    Net realized gain (loss)                               9,938              -          728,516           45,709              -
                                                  --------------  -------------    -------------    -------------  -------------
Change in unrealized appreciation (depreciation)          (9,945)             -        2,043,752          435,451          5,119
                                                  --------------  -------------    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $         (212)       (88,845)       2,488,796          381,569          3,280
                                                  ==============  =============    =============    =============  =============

                                                  --------------------------
                                                                      Franklin
                                                                      Templeton
                                                   SSR Aurora         Small Cap
                                                   Class B (b)     Portfolio B (b)
                                                  -------------    ---------------
Income:
  Dividends                                                   -                 -
                                                  -------------     -------------
Expenses:
  Mortality and expense risk                             15,633             7,066
  Administrative fee                                      3,158             1,437
                                                  -------------     -------------
    Total expenses                                       18,791             8,503
                                                  -------------     -------------
    Net investment income (loss)                        (18,791)           (8,503)
                                                  -------------     -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             1,749           (18,748)
  Realized gain distributions                                 -                 -
                                                  -------------     -------------
    Net realized gain (loss)                              1,749           (18,748)
                                                  -------------     -------------
Change in unrealized appreciation (depreciation)        565,008           181,578
                                                  -------------     -------------
    Net increase (decrease) in net assets from
     operations                                         547,966           154,327
                                                  =============     =============

(b) For the period from May 3, 2004 to December 31, 2004.
(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                           MetLife
                                                  -----------------------------------------------------------------------------
                                                     Salomon           Salomon
                                                     Brothers          Brothers     T Rowe Price   T Rowe Price   T Rowe Price
                                                  Strategic Bond    Strategic Bond   Small Cap      Small Cap      Large Cap
                                                   Class A (b)       Class B (b)    Class A (b)    Class B (b)    Class A (b)
                                                  --------------    -------------- -------------  -------------  -------------
Income:
  Dividends                                       $            -                -              -              -              -
                                                  --------------    -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              12,482           45,925         38,710         52,232        127,124
  Administrative fee                                       1,498            9,379          4,675         10,974         15,244
                                                  --------------    -------------  -------------  -------------  -------------
    Total expenses                                        13,980           55,304         43,385         63,206        142,368
                                                  --------------    -------------  -------------  -------------  -------------
    Net investment income (loss)                         (13,980)         (55,304)       (43,385)       (63,206)      (142,368)
                                                  --------------    -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             12,753           29,066        (20,164)       (31,343)        19,431
  Realized gain distributions                                  -                -              -              -              -
                                                  --------------    -------------  -------------  -------------  -------------
    Net realized gain (loss)                              12,753           29,066        (20,164)       (31,343)        19,431
                                                  --------------    -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)          85,943          329,131        393,320        572,874      1,559,340
                                                  --------------    -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       84,716          302,893        329,771        478,325      1,436,403
                                                  ==============    =============  =============  =============  =============

                                                                  Oppenheimer
                                                  ------------   -------------

                                                   T Rowe Price     Capital
                                                    Large Cap     Appreciation
                                                   Class B (b)        Fund
                                                  -------------  -------------
Income:
  Dividends                                                   -         27,731
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                            144,370        103,316
  Administrative fee                                     31,181         12,398
                                                  -------------  -------------
    Total expenses                                      175,551        115,714
                                                  -------------  -------------
    Net investment income (loss)                       (175,551)       (87,983)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             5,689       (348,018)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                              5,689       (348,018)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)      2,579,088        831,308
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       2,409,226        395,307
                                                  =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                          Oppenheimer
                                                  -----------------------------------------------------------  --------------
                                                    Main Street
                                                     Growth &          High                       Strategic       Growth &
                                                      Income          Income          Bond          Bond           Income
                                                     Fund (d)        Fund (d)       Fund (d)      Fund (d)          Fund
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $       79,353        171,207        559,934        164,107        387,909
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              39,521         11,694         50,372         13,735        259,054
  Administrative fee                                       4,743          1,403          6,045          1,648         31,087
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                        44,264         13,097         56,417         15,383        290,141
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                          35,089        158,110        503,517        148,724         97,768
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         (1,194,726)      (341,298)      (380,242)        49,705       (399,273)
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                          (1,194,726)      (341,298)      (380,242)        49,705       (399,273)
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)       1,113,828        223,695       (114,789)      (199,403)     2,152,078
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      (45,809)        40,507          8,486           (974)     1,850,573
                                                  ==============  =============  =============  =============  =============

                                                      Putnam
                                                  ----------------------------

                                                    Growth &         New
                                                     Income         Value
                                                     Fund B        Fund (d)
                                                  ------------- -------------
Income:
  Dividends                                              43,921        17,673
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                             33,337         7,086
  Administrative fee                                      7,277           850
                                                  ------------- -------------
    Total expenses                                       40,614         7,936
                                                  ------------- -------------
    Net investment income (loss)                          3,307         9,737
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            71,371       209,994
  Realized gain distributions                                 -             -
                                                  ------------- -------------
    Net realized gain (loss)                             71,371       209,994
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)        215,402      (211,156)
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                         290,080         8,575
                                                  ============= =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                   Putnam
                                                  --------------------------------------------------------------------------

                                                       New                                      International
                                                      Value           Vista          Vista         Growth      International
                                                    Fund B (d)        Fund           Fund B         Fund         Equity B
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $        6,198              -              -        368,234        714,158
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               2,999         69,758         10,810        256,580        526,762
  Administrative fee                                         604          8,371          2,134         30,790        105,117
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                         3,603         78,129         12,944        287,370        631,879
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                           2,595        (78,129)       (12,944)        80,864         82,279
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             94,869       (642,916)        30,209       (923,980)     2,782,666
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                              94,869       (642,916)        30,209       (923,980)     2,782,666
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         (94,396)     1,609,899        108,535      3,478,127      2,003,275
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $        3,068        888,854        125,800      2,635,011      4,868,220
                                                  ==============  =============  =============  =============  =============

                                                  -----------------------------
                                                  International  International
                                                       New            New
                                                  Opportunities  Opportunities
                                                    Fund (d)      Fund B (d)
                                                  -------------  -------------
Income:
  Dividends                                              24,053          2,829
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              8,498          1,161
  Administrative fee                                      1,020            261
                                                  -------------  -------------
    Total expenses                                        9,518          1,422
                                                  -------------  -------------
    Net investment income (loss)                         14,535          1,407
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          (115,242)        62,013
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                           (115,242)        62,013
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         81,952        (65,338)
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         (18,755)        (1,918)
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                      Putnam                                              Templeton
                                                  --------------  -------------------------------------------------------------
                                                                      Global         Global          Franklin       Franklin
                                                                      Income         Income           Small          Small
                                                      Equity        Securities     Securities          Cap            Cap
                                                     Income B        Fund (d)      Fund B (d)        Fund (d)      Fund B (d)
                                                  --------------  -------------  -------------    -------------  -------------
Income:
  Dividends                                       $        4,515              -              -                -              -
                                                  --------------  -------------  -------------    -------------  -------------
Expenses:
  Mortality and expense risk                              52,238          5,145          1,497           20,465         26,363
  Administrative fee                                      14,993            630            416            2,486          5,622
                                                  --------------  -------------  -------------    -------------  -------------
    Total expenses                                        67,231          5,775          1,913           22,951         31,985
                                                  --------------  -------------  -------------    -------------  -------------
    Net investment income (loss)                         (62,716)        (5,775)        (1,913)         (22,951)       (31,985)
                                                  --------------  -------------  -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             37,250        267,870        100,364         (401,504)       680,139
  Realized gain distributions                                301              -              -                -              -
                                                  --------------  -------------  -------------    -------------  -------------
    Net realized gain (loss)                              37,551        267,870        100,364         (401,504)       680,139
                                                  --------------  -------------  -------------    -------------  -------------
Change in unrealized appreciation (depreciation)         990,165       (287,913)      (108,700)         446,555       (655,847)
                                                  --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      965,000        (25,818)       (10,249)          22,100         (7,693)
                                                  ==============  =============  =============    =============  =============

                                                  ---------------------------

                                                      Growth         Growth
                                                    Securities     Securities
                                                       Fund          Fund B
                                                  -------------  -------------
Income:
  Dividends                                              36,502         23,878
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             35,477         21,567
  Administrative fee                                      4,297          5,041
                                                  -------------  -------------
    Total expenses                                       39,774         26,608
                                                  -------------  -------------
    Net investment income (loss)                         (3,272)        (2,730)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (31,651)        30,423
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                            (31,651)        30,423
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        427,844        242,639
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         392,921        270,332
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                 Templeton
                                                  -------------------------------------------------------------------------
                                                                                  Developing    Developing       Mutual
                                                     Foreign         Foreign       Markets       Markets         Shares
                                                    Securities      Securities    Securities    Securities     Securities
                                                       Fund           Fund B         Fund         Fund B        Fund (d)
                                                  --------------  -------------  ------------- ------------- -------------
Income:
  Dividends                                       $      157,179        270,922        150,335       495,549             -
                                                  --------------  -------------  ------------- ------------- -------------
Expenses:
  Mortality and expense risk                             172,837        309,122         98,737       342,862        45,304
  Administrative fee                                      20,874         65,117         11,848        68,865         5,437
                                                  --------------  -------------  ------------- ------------- -------------
    Total expenses                                       193,711        374,239        110,585       411,727        50,741
                                                  --------------  -------------  ------------- ------------- -------------
    Net investment income (loss)                         (36,532)      (103,317)        39,750        83,822       (50,741)
                                                  --------------  -------------  ------------- ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            218,158        158,207        442,815       422,937     1,231,279
  Realized gain distributions                                  -              -              -             -             -
                                                  --------------  -------------  ------------- ------------- -------------
    Net realized gain (loss)                             218,158        158,207        442,815       422,937     1,231,279
                                                  --------------  -------------  ------------- ------------- -------------
Change in unrealized appreciation (depreciation)       2,066,245      5,005,428      1,147,052     5,677,415    (1,032,976)
                                                  --------------  -------------  ------------- ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $    2,247,871      5,060,318      1,629,617     6,184,174       147,562
                                                  ==============  =============  ============= ============= =============

                                                  -----------------------------
                                                      Mutual     Franklin Large
                                                      Shares       Cap Growth
                                                    Securities     Securities
                                                    Fund B (d)      Fund (d)
                                                  -------------  --------------
Income:
  Dividends                                                   -              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                            102,669         20,699
  Administrative fee                                     20,730          2,521
                                                  -------------  -------------
    Total expenses                                      123,399         23,220
                                                  -------------  -------------
    Net investment income (loss)                       (123,399)       (23,220)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         3,011,035     (1,311,157)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                          3,011,035     (1,311,157)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)     (2,564,400)     1,343,957
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         323,236          9,580
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                    Templeton                                             Fidelity
                                                  --------------  -------------------------------------------------------------
                                                  Franklin Large
                                                    Cap Growth                                                      Growth
                                                    Securities       Growth         Growth          Contrafund   Opportunities
                                                    Fund B (d)      Portfolio     Portfolio B       Portfolio      Portfolio
                                                  --------------  -------------  -------------    -------------  -------------
Income:
  Dividends                                       $            -          6,289         19,272           11,724          2,881
                                                  --------------  -------------  -------------    -------------  -------------
Expenses:
  Mortality and expense risk                              22,409         29,262        346,764           40,834          6,174
  Administrative fee                                       5,446          3,501         70,367            4,885            746
                                                  --------------  -------------  -------------    -------------  -------------
    Total expenses                                        27,855         32,763        417,131           45,719          6,920
                                                  --------------  -------------  -------------    -------------  -------------
    Net investment income (loss)                         (27,855)       (26,474)      (397,859)         (33,995)        (4,039)
                                                  --------------  -------------  -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            259,185       (179,954)       142,572              122        (44,412)
  Realized gain distributions                                  -              -              -                -              -
                                                  --------------  -------------  -------------    -------------  -------------
    Net realized gain (loss)                             259,185       (179,954)       142,572              122        (44,412)
                                                  --------------  -------------  -------------    -------------  -------------
Change in unrealized appreciation (depreciation)        (229,028)       234,529      2,144,088          423,007         72,280
                                                  --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $        2,302         28,101      1,888,801          389,134         23,829
                                                  ==============  =============  =============    =============  =============

                                                  ---------------------------

                                                    Growth &        Equity-
                                                     Income         Income
                                                    Portfolio      Portfolio
                                                  -------------  -------------
Income:
  Dividends                                              18,690         29,388
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             24,823         22,741
  Administrative fee                                      2,968          2,721
                                                  -------------  -------------
    Total expenses                                       27,791         25,462
                                                  -------------  -------------
    Net investment income (loss)                         (9,101)         3,926
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (39,851)         5,029
  Realized gain distributions                                 -          7,021
                                                  -------------  -------------
    Net realized gain (loss)                            (39,851)        12,050
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        127,414        149,761
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          78,462        165,737
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                             Fidelity                          American Century
                                                  -----------------------------  -------------------------------------------
                                                      Equity-         High          Income &
                                                      Income         Income          Growth     International      Value
                                                    Portfolio B    Portfolio B      Fund (d)      Fund (d)        Fund (d)
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $       80,772         65,089      1,043,587          3,745        155,758
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              80,207         10,054        331,739          2,889         70,580
  Administrative fee                                      15,708          2,043         36,946            351          7,759
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                        95,915         12,097        368,685          3,240         78,339
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                         (15,143)        52,992        674,902            505         77,419
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            221,824         20,166      7,155,292         68,265      2,551,824
  Realized gain distributions                             21,050              -              -              -        120,824
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                             242,874         20,166      7,155,292         68,265      2,672,648
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         345,554        (11,431)    (7,391,255)       (65,734)    (2,303,445)
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      573,285         61,727        438,939          3,036        446,622
                                                  ==============  =============  =============  =============  =============

                                                             Dreyfus
                                                  ----------------------------
                                                      Stock          Stock
                                                      Index          Index
                                                      Fund           Fund B
                                                  -------------  -------------
Income:
  Dividends                                              14,567         37,694
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             10,308         35,015
  Administrative fee                                      1,237          6,745
                                                  -------------  -------------
    Total expenses                                       11,545         41,760
                                                  -------------  -------------
    Net investment income (loss)                          3,022         (4,066)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (71,890)        50,504
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                            (71,890)        50,504
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        138,503        160,239
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          69,635        206,677
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                             Dreyfus
                                                  -------------------------------------------------------------
                                                    Disciplined     Disciplined      Capital         Capital
                                                       Stock           Stock      Appreciation    Appreciation
                                                   Portfolio (d)  Portfolio B (d) Portfolio (d)  Portfolio B (d)
                                                  --------------  --------------- -------------  ---------------
Income:
  Dividends                                       $           19               -          1,354               -
                                                  --------------   -------------  -------------   -------------
Expenses:
  Mortality and expense risk                                 463           1,097         21,050          78,206
  Administrative fee                                          62             259          2,526          15,450
                                                  --------------   -------------  -------------   -------------
    Total expenses                                           525           1,356         23,576          93,656
                                                  --------------   -------------  -------------   -------------
    Net investment income (loss)                            (506)         (1,356)       (22,222)        (93,656)
                                                  --------------   -------------  -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (25,365)          3,492       (434,320)      1,401,721
  Realized gain distributions                                  -               -              -               -
                                                  --------------   -------------  -------------   -------------
    Net realized gain (loss)                             (25,365)          3,492       (434,320)      1,401,721
                                                  --------------   -------------  -------------   -------------
Change in unrealized appreciation (depreciation)          23,270          (7,375)       476,958      (1,236,158)
                                                  --------------   -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                   $       (2,601)         (5,239)        20,416          71,907
                                                  ==============   =============  =============   =============

                                                             INVESCO                PIMCO
                                                  ----------------------------  -------------
                                                                      High          High
                                                     Dynamics        Yield          Yield
                                                     Fund (d)       Fund (d)      Portfolio
                                                  -------------  -------------  -------------
Income:
  Dividends                                                   -        382,485        296,076
                                                  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                            129,326         15,058         59,702
  Administrative fee                                     14,418          1,710          6,708
                                                  -------------  -------------  -------------
    Total expenses                                      143,744         16,768         66,410
                                                  -------------  -------------  -------------
    Net investment income (loss)                       (143,744)       365,717        229,666
                                                  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         1,812,574       (939,762)        90,761
  Realized gain distributions                                 -              -              -
                                                  -------------  -------------  -------------
    Net realized gain (loss)                          1,812,574       (939,762)        90,761
                                                  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)     (1,350,743)       620,775         (1,269)
                                                  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         318,087         46,730        319,158
                                                  =============  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                     PIMCO                               Scudder I
                                                  -------------------------------------------- -----------------------------
                                                                    StocksPLUS
                                                        Low          Growth &        Total
                                                     Duration         Income        Return     International   International
                                                     Portfolio      Portfolio      Portfolio   Portfolio (d)  Portfolio B (d)
                                                  --------------  -------------  ------------- -------------  ---------------
Income:
  Dividends                                       $      175,372         25,260        856,057        31,708          90,175
                                                  --------------  -------------  ------------- -------------   -------------
Expenses:
  Mortality and expense risk                             166,643         19,224        473,077        10,447          37,461
  Administrative fee                                      18,761          2,146         53,085         1,254           7,436
                                                  --------------  -------------  ------------- -------------   -------------
    Total expenses                                       185,404         21,370        526,162        11,701          44,897
                                                  --------------  -------------  ------------- -------------   -------------
    Net investment income (loss)                         (10,032)         3,890        329,895        20,007          45,278
                                                  --------------  -------------  ------------- -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             65,147            (59)       248,093    (1,080,227)      1,183,914
  Realized gain distributions                             11,818              -        302,703             -               -
                                                  --------------  -------------  ------------- -------------   -------------
    Net realized gain (loss)                              76,965            (59)       550,796    (1,080,227)      1,183,914
                                                  --------------  -------------  ------------- -------------   -------------
Change in unrealized appreciation (depreciation)         (21,090)       122,281        240,987     1,089,607      (1,103,543)
                                                  --------------  -------------  ------------- -------------   -------------
    Net increase (decrease) in net assets from
     operations                                   $       45,843        126,112      1,121,678        29,387         125,649
                                                  ==============  =============  ============= =============   =============

                                                  First American
                                                  --------------

                                                      Equity
                                                      Income
                                                   Class B (d)       Total
                                                  -------------- -------------
Income:
  Dividends                                              88,503     81,488,817
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                            119,619     67,441,562
  Administrative fee                                     14,354     10,945,175
                                                  -------------  -------------
    Total expenses                                      133,973     78,386,737
                                                  -------------  -------------
    Net investment income (loss)                        (45,470)     3,102,080
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           750,768    162,766,698
  Realized gain distributions                                 -     17,790,793
                                                  -------------  -------------
    Net realized gain (loss)                            750,768    180,557,491
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)       (704,443)   365,180,587
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             855    548,840,158
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                  Met Investors
                                                    ---------------------------------------------------------------------------
                                                      Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett
                                                       Growth &       Growth &         Bond           Bond          Growth
                                                        Income         Income        Debenture      Debenture     Opportunity
                                                       Portfolio     Portfolio B     Portfolio     Portfolio B     Portfolio
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (7,872,244)    (5,753,331)     2,231,240      2,591,935       (334,138)
  Net realized gain (loss)                              24,848,838     17,282,222      1,104,358     10,599,706      1,242,900
  Change in unrealized appreciation (depreciation)      77,095,410     44,726,740      5,084,214        465,920      1,497,265
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         94,072,004     56,255,631      8,419,812     13,657,561      2,406,027
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                 2,982,840    107,348,452        594,146     57,274,372        102,542
  Transfers between sub-accounts (including fixed
   account), net                                       125,356,847    (18,889,090)     3,014,049    (53,211,457)       (63,562)
  Transfers for contract benefits and terminations    (134,764,389)   (21,203,055)   (23,870,688)   (12,317,994)    (3,618,081)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (6,424,702)    67,256,307    (20,262,493)    (8,255,079)    (3,579,101)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               87,647,302    123,511,938    (11,842,681)     5,402,482     (1,173,074)
Net assets at beginning of period                      800,648,101    402,272,378    135,471,997    188,208,448     25,492,111
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $  888,295,403    525,784,316    123,629,316    193,610,930     24,319,037
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                     Lord Abbett    Lord Abbett
                                                       Growth         Mid-Cap
                                                     Opportunity       Value
                                                     Portfolio B     Portfolio
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (357,095)      (867,488)
  Net realized gain (loss)                                193,111      6,537,880
  Change in unrealized appreciation (depreciation)      3,479,782     15,073,798
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         3,315,798     20,744,190
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                2,912,765        562,622
  Transfers between sub-accounts (including fixed
   account), net                                        3,025,696     18,556,287
  Transfers for contract benefits and terminations     (1,320,593)   (13,578,038)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              4,617,868      5,540,871
                                                    -------------  -------------
    Net increase (decrease) in net assets               7,933,666     26,285,061
Net assets at beginning of period                      25,659,709     84,661,233
                                                    -------------  -------------
Net assets at end of period                            33,593,375    110,946,294
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                   Met Investors
                                                    ----------------------------------------------------------------------------
                                                      Lord Abbett    Lord Abbett     JP Morgan       JP Morgan      JP Morgan
                                                        Mid-Cap       America's       Quality         Quality        Select
                                                         Value          Value          Bond            Bond          Equity
                                                      Portfolio B    Portfolio B   Portfolio (a)  Portfolio B (a) Portfolio (a)
                                                    --------------  -------------  -------------  --------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (1,051,839)       443,558      3,592,238       3,921,704        430,253
  Net realized gain (loss)                               3,633,826        210,560      3,475,060      (2,805,252)    (4,133,552)
  Change in unrealized appreciation (depreciation)      24,947,387      2,641,060     (5,403,114)        297,674     10,062,526
                                                    --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         27,529,374      3,295,178      1,664,184       1,414,126      6,359,227
                                                    --------------  -------------  -------------   -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -               -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -               -              -
  Payments received from contract owners                19,170,047      8,277,149        315,209       7,126,941        340,763
  Transfers between sub-accounts (including fixed
   account), net                                        31,132,813     16,373,871    (65,862,133)    (57,676,965)  (102,106,480)
  Transfers for contract benefits and terminations      (4,683,768)      (922,441)   (11,485,567)     (2,355,902)   (15,481,724)
                                                    --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              45,619,092     23,728,579    (77,032,491)    (52,905,926)  (117,247,441)
                                                    --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets               73,148,466     27,023,757    (75,368,307)    (51,491,800)  (110,888,214)
Net assets at beginning of period                       91,444,408      5,384,408     75,368,307      51,491,800    110,888,214
                                                    --------------  -------------  -------------   -------------  -------------
Net assets at end of period                         $  164,592,874     32,408,165              -               -              -
                                                    ==============  =============  =============   =============  =============

                                                    ------------------------------
                                                       JP Morgan     Met/Putnam
                                                        Select         Capital
                                                        Equity      Opportunities
                                                    Portfolio B (a)  Portfolio A
                                                    --------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              40,561       (575,535)
  Net realized gain (loss)                               1,047,352         82,202
  Change in unrealized appreciation (depreciation)        (497,869)     6,740,635
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            590,044      6,247,302
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -
  Payments received from contract owners                   444,581        101,605
  Transfers between sub-accounts (including fixed
   account), net                                        (9,568,544)    (1,945,724)
  Transfers for contract benefits and terminations        (399,170)    (7,254,731)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (9,523,133)    (9,098,850)
                                                     -------------  -------------
    Net increase (decrease) in net assets               (8,933,089)    (2,851,548)
Net assets at beginning of period                        8,933,089     43,896,050
                                                     -------------  -------------
Net assets at end of period                                      -     41,044,502
                                                     =============  =============

(a) For the period from January 1, 2004 to November 19, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                  Met Investors
                                                    ----------------------------------------------------------------------------
                                                      Met/Putnam                     Oppenheimer    Oppenheimer       PIMCO
                                                        Capital       Met/Putnam       Capital        Capital       Inflation
                                                     Opportunities     Research     Appreciation    Appreciation  Protected Bond
                                                      Portfolio B   Portfolio B (a) Portfolio (b)   Portfolio B    Portfolio B
                                                    --------------  --------------- -------------  -------------  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (38,155)       (157,539)       239,178      2,126,384      3,008,109
  Net realized gain (loss)                                  46,481       2,660,135        448,690     14,498,097      5,215,578
  Change in unrealized appreciation (depreciation)         470,082      (2,431,663)       257,197     (9,976,968)       536,969
                                                    --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            478,408          70,933        945,065      6,647,513      8,760,656
                                                    --------------   -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -               -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -               -              -              -              -
  Payments received from contract owners                   473,843       4,201,245         25,271     46,630,315     43,412,414
  Transfers between sub-accounts (including fixed
   account), net                                           156,443     (22,149,842)    14,905,104    (34,418,491)   (29,359,475)
  Transfers for contract benefits and terminations        (137,129)     (1,012,587)    (1,341,659)    (6,826,467)    (6,087,426)
                                                    --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 493,157     (18,961,184)    13,588,716      5,385,357      7,965,513
                                                    --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  971,565     (18,890,251)    14,533,781     12,032,870     16,726,169
Net assets at beginning of period                        2,564,479      18,890,251              -    121,535,657     80,239,422
                                                    --------------   -------------  -------------  -------------  -------------
Net assets at end of period                         $    3,536,044               -     14,533,781    133,568,527     96,965,591
                                                    ==============   =============  =============  =============  =============

                                                    -----------------------------
                                                        PIMCO          Janus
                                                        Money       Aggressive
                                                       Market         Growth
                                                     Portfolio B   Portfolio (b)
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (454,832)      (291,637)
  Net realized gain (loss)                                      -        107,894
  Change in unrealized appreciation (depreciation)              -      2,958,980
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          (454,832)     2,775,237
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners               18,866,564         55,387
  Transfers between sub-accounts (including fixed
   account), net                                      (19,775,126)    30,572,317
  Transfers for contract benefits and terminations     (9,031,930)    (2,792,125)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (9,940,492)    27,835,579
                                                    -------------  -------------
    Net increase (decrease) in net assets             (10,395,324)    30,610,816
Net assets at beginning of period                      39,336,588              -
                                                    -------------  -------------
Net assets at end of period                            28,941,264     30,610,816
                                                    =============  =============

(a) For the period from January 1, 2004 to November 19, 2004.
(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                  Met Investors
                                                    ---------------------------------------------------------------------------
                                                         Janus          PIMCO          PIMCO                     T Rowe Price
                                                      Aggressive    Total Return    Total Return      PIMCO         Mid Cap
                                                        Growth          Bond            Bond       Innovation       Growth
                                                      Portfolio B   Portfolio (b)   Portfolio B    Portfolio B   Portfolio (b)
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (1,992,552)       233,173     11,643,360       (254,306)      (243,056)
  Net realized gain (loss)                               8,641,565        (27,085)       304,805        381,206        153,404
  Change in unrealized appreciation (depreciation)       4,022,141        329,368     (5,228,541)      (302,650)     3,294,803
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         10,671,154        535,456      6,719,624       (175,750)     3,205,151
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                24,396,839         64,892     53,030,826      4,490,214        110,577
  Transfers between sub-accounts (including fixed
   account), net                                        35,974,721     68,960,365     32,021,343      2,578,164     21,803,480
  Transfers for contract benefits and terminations      (4,827,370)    (2,109,691)   (10,729,180)      (548,925)      (921,339)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              55,544,190     66,915,566     74,322,989      6,519,453     20,992,718
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               66,215,344     67,451,022     81,042,613      6,343,703     24,197,869
Net assets at beginning of period                       56,084,564              -    190,243,251      8,065,893              -
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $  122,299,908     67,451,022    271,285,864     14,409,596     24,197,869
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                     T Rowe Price       MFS
                                                       Mid Cap       Research
                                                        Growth     International
                                                     Portfolio B     Portfolio
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                         (1,284,730)      (593,987)
  Net realized gain (loss)                              5,705,677      2,942,722
  Change in unrealized appreciation (depreciation)      6,437,152      6,661,756
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        10,858,099      9,010,491
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners               23,544,535        121,278
  Transfers between sub-accounts (including fixed
   account), net                                      (17,521,893)     7,340,243
  Transfers for contract benefits and terminations     (3,724,070)    (8,690,195)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              2,298,572     (1,228,674)
                                                    -------------  -------------
    Net increase (decrease) in net assets              13,156,671      7,781,817
Net assets at beginning of period                      69,508,837     49,570,906
                                                    -------------  -------------
Net assets at end of period                            82,665,508     57,352,723
                                                    =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                   Met Investors
                                                    ---------------------------------------------------------------------------
                                                          MFS            AIM            AIM          Harris       Third Avenue
                                                       Research       Small Cap       Mid Cap        Oakmark       Small Cap
                                                     International     Growth       Core Equity   International      Value
                                                      Portfolio B    Portfolio B    Portfolio B    Portfolio B    Portfolio B
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (1,182,735)    (1,158,403)      (792,867)    (1,893,417)      (520,822)
  Net realized gain (loss)                               9,865,452      7,227,903      4,854,433     18,675,834     16,405,335
  Change in unrealized appreciation (depreciation)       9,993,986     (1,462,032)       735,429      3,947,373      6,497,279
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         18,676,703      4,607,468      4,796,995     20,729,790     22,381,792
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                26,349,090     21,876,945     14,404,656     37,300,557     32,859,139
  Transfers between sub-accounts (including fixed
   account), net                                        24,939,970    (11,806,082)   (25,018,888)   (29,431,891)   (33,285,088)
  Transfers for contract benefits and terminations      (4,237,568)    (2,569,865)    (2,229,970)    (3,344,680)    (3,646,310)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              47,051,492      7,500,998    (12,844,202)     4,523,986     (4,072,259)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               65,728,195     12,108,466     (8,047,207)    25,253,776     18,309,533
Net assets at beginning of period                       36,781,425     44,193,099     44,638,929     70,998,028     71,162,799
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $  102,509,620     56,301,565     36,591,722     96,251,804     89,472,332
                                                    ==============  =============  =============  =============  =============

                                                    -------------------------------
                                                       Neuberger        Turner
                                                      Berman Real       Mid-Cap
                                                        Estate          Growth
                                                    Portfolio B (b) Portfolio B (b)
                                                    --------------- ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             459,689        (256,994)
  Net realized gain (loss)                               3,494,105       1,663,752
  Change in unrealized appreciation (depreciation)       3,629,489       2,129,622
                                                     -------------   -------------
    Net increase (decrease) in net assets from
     operations                                          7,583,283       3,536,380
                                                     -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -               -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -               -
  Payments received from contract owners                 5,537,181       5,026,942
  Transfers between sub-accounts (including fixed
   account), net                                         7,900,247       8,168,886
  Transfers for contract benefits and terminations      (1,141,369)       (562,734)
                                                     -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                              12,296,059      12,633,094
                                                     -------------   -------------
    Net increase (decrease) in net assets               19,879,342      16,169,474
Net assets at beginning of period                                -               -
                                                     -------------   -------------
Net assets at end of period                             19,879,342      16,169,474
                                                     =============   =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                          Met Investors
                                                    -----------------------------------------------------------------------------
                                                     Goldman Sachs    Defensive       Moderate       Balance         Growth
                                                        Mid-Cap        Strategy       Strategy       Strategy       Strategy
                                                         Value         Fund of        Fund of        Fund of        Fund of
                                                    Portfolio B (b)   Fund B (c)     Fund B (c)     Fund B (c)     Fund B (c)
                                                    --------------- -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (56,065)       320,623      1,338,771      2,864,056      1,747,014
  Net realized gain (loss)                               2,456,485            133              -              -              -
  Change in unrealized appreciation (depreciation)       3,083,174        (68,764)       284,038      3,007,737      5,450,278
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          5,483,594        251,992      1,622,809      5,871,793      7,197,292
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                 7,257,407        675,227     16,040,082     21,541,676     15,760,337
  Transfers between sub-accounts (including fixed
   account), net                                         8,931,343     18,662,867     91,096,890    295,444,442    313,817,330
  Transfers for contract benefits and terminations        (762,780)       (13,207)            (1)      (383,737)      (238,401)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              15,425,970     19,324,887    107,136,971    316,602,381    329,339,266
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               20,909,564     19,576,879    108,759,780    322,474,174    336,536,558
Net assets at beginning of period                                -              -              -              -              -
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   20,909,564     19,576,879    108,759,780    322,474,174    336,536,558
                                                    ==============  =============  =============  =============  =============

                                                                      Russell
                                                    ------------   -------------
                                                      Aggressive
                                                       Strategy     Multi-Style
                                                       Fund of        Equity
                                                      Fund B (c)       Fund
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             85,390       (257,355)
  Net realized gain (loss)                                 21,050     (1,978,156)
  Change in unrealized appreciation (depreciation)      1,710,637      5,314,451
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         1,817,077      3,078,940
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                3,771,389        178,724
  Transfers between sub-accounts (including fixed
   account), net                                       72,592,578       (162,371)
  Transfers for contract benefits and terminations       (689,822)    (7,378,768)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             75,674,145     (7,362,415)
                                                    -------------  -------------
    Net increase (decrease) in net assets              77,491,222     (4,283,475)
Net assets at beginning of period                               -     43,469,136
                                                    -------------  -------------
Net assets at end of period                            77,491,222     39,185,661
                                                    =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.
(c) For the period from November 22, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                              Russell
                                                    -----------------------------------------------------------  --------------
                                                                                                       Real
                                                      Aggressive                        Core          Estate        Premier
                                                        Equity          Non-US          Bond        Securities      Equity
                                                         Fund            Fund           Fund           Fund          Fund
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      189,789         78,933        704,177        241,696       (243,514)
  Net realized gain (loss)                                 264,429       (350,261)       180,145        307,357    (23,619,770)
  Change in unrealized appreciation (depreciation)         625,829      2,696,243        (93,968)       467,631     22,753,492
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          1,080,047      2,424,915        790,354      1,016,684     (1,109,792)
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                    25,937         48,750         50,809         39,153         56,482
  Transfers between sub-accounts (including fixed
   account), net                                          (312,457)      (877,023)      (360,293)      (122,303)   (48,496,209)
  Transfers for contract benefits and terminations      (1,615,885)    (3,185,448)    (5,281,016)      (500,717)    (1,610,631)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (1,902,405)    (4,013,721)    (5,590,500)      (583,867)   (50,050,358)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 (822,358)    (1,588,806)    (4,800,146)       432,817    (51,160,150)
Net assets at beginning of period                        9,629,644     17,606,468     28,579,979      3,428,028     52,602,977
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    8,807,286     16,017,662     23,779,833      3,860,845      1,442,827
                                                    ==============  =============  =============  =============  =============

                                                          AIM
                                                    -----------------------------

                                                       Premier        Capital
                                                        Equity      Appreciation
                                                      Fund B (d)        Fund
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (6,246)      (418,828)
  Net realized gain (loss)                                147,228     (2,982,537)
  Change in unrealized appreciation (depreciation)       (176,849)     4,731,811
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           (35,867)     1,330,446
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                  115,746         63,518
  Transfers between sub-accounts (including fixed
   account), net                                       (1,353,613)    (2,550,410)
  Transfers for contract benefits and terminations        (36,090)    (3,227,490)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (1,273,957)    (5,714,382)
                                                    -------------  -------------
    Net increase (decrease) in net assets              (1,309,824)    (4,383,936)
Net assets at beginning of period                       1,309,824     33,285,175
                                                    -------------  -------------
Net assets at end of period                                     -     28,901,239
                                                    =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                         AIM
                                                    --------------------------------------------  --------------

                                                       Capital      International  International     Premier
                                                     Appreciation      Growth         Growth         Growth
                                                        Fund B          Fund          Fund B      Portfolio (d)
                                                    --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (12,342)       (40,440)        (3,244)      (169,592)
  Net realized gain (loss)                                  43,052        342,965          7,833    (19,202,285)
  Change in unrealized appreciation (depreciation)          (2,249)       783,799         79,188     18,545,197
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             28,461      1,086,324         83,777       (826,680)
                                                    --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -
  Payments received from contract owners                    30,528         12,369        102,345        189,934
  Transfers between sub-accounts (including fixed
   account), net                                           (70,232)      (196,277)        80,847    (34,643,857)
  Transfers for contract benefits and terminations         (68,950)      (598,835)        (2,476)    (1,169,564)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (108,654)      (782,743)       180,716    (35,623,487)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  (80,193)       303,581        264,493    (36,450,167)
Net assets at beginning of period                          885,638      5,385,882        265,976     36,450,167
                                                    --------------  -------------  -------------  -------------
Net assets at end of period                         $      805,445      5,689,463        530,469              -
                                                    ==============  =============  =============  =============

                                                                Alliance
                                                    ---------------------------------------------
                                                                      Bernstein      Bernstein
                                                        Premier      Real Estate    Real Estate
                                                        Growth       Investment     Investment
                                                    Portfolio B (d)   Portfolio     Portfolio B
                                                    --------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (415,845)       130,820        322,337
  Net realized gain (loss)                               1,466,964      1,400,139      2,228,991
  Change in unrealized appreciation (depreciation)      (3,373,114)     2,377,347      9,159,306
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         (2,321,995)     3,908,306     11,710,634
                                                     -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -
  Payments received from contract owners                 6,595,077         91,294      4,753,856
  Transfers between sub-accounts (including fixed
   account), net                                       (79,889,820)    (1,147,781)    (4,939,227)
  Transfers for contract benefits and terminations      (1,105,427)    (1,673,062)    (1,689,281)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (74,400,170)    (2,729,549)    (1,874,652)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets              (76,722,165)     1,178,757      9,835,982
Net assets at beginning of period                       76,722,165     13,280,292     34,523,107
                                                     -------------  -------------  -------------
Net assets at end of period                                      -     14,459,049     44,359,089
                                                     =============  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                               Alliance                Liberty             Goldman Sachs
                                                    ------------------------------  -------------  ----------------------------
                                                       Bernstein                       Newport         Growth
                                                         Small         Bernstein     Tiger Fund,         &        International
                                                          Cap            Value        Variable         Income        Equity
                                                    Portfolio B (d) Portfolio B (d)  Series (d)       Fund (d)      Fund (d)
                                                    --------------- --------------- -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (10,398)         (5,437)        (3,012)       (21,453)        (9,411)
  Net realized gain (loss)                                 593,152         216,151         98,477       (118,226)      (525,927)
  Change in unrealized appreciation (depreciation)        (565,412)       (210,955)      (101,754)       224,005        483,225
                                                    --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             17,342            (241)        (6,289)        84,326        (52,113)
                                                    --------------   -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -               -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -               -              -              -              -
  Payments received from contract owners                    21,418          10,250            205          1,397            444
  Transfers between sub-accounts (including fixed
   account), net                                        (2,164,385)     (1,160,886)      (606,780)    (4,438,165)    (1,892,851)
  Transfers for contract benefits and terminations         (21,521)        (13,200)       (38,991)      (153,060)       (97,820)
                                                    --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (2,164,488)     (1,163,836)      (645,566)    (4,589,828)    (1,990,227)
                                                    --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               (2,147,146)     (1,164,077)      (651,855)    (4,505,502)    (2,042,340)
Net assets at beginning of period                        2,147,146       1,164,077        651,855      4,505,502      2,042,340
                                                    --------------   -------------  -------------  -------------  -------------
Net assets at end of period                         $            -               -              -              -              -
                                                    ==============   =============  =============  =============  =============

                                                             Scudder II
                                                    ----------------------------
                                                       Dreman            Small
                                                     High Return          Cap
                                                       Equity           Growth
                                                    Portfolio (d)      Portfolio
                                                    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              3,057          (28,014)
  Net realized gain (loss)                                 29,617         (189,425)
  Change in unrealized appreciation (depreciation)        (32,985)         386,880
                                                    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                              (311)         169,441
                                                    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -                -
  Payments received from contract owners                        -           20,412
  Transfers between sub-accounts (including fixed
   account), net                                         (222,282)        (133,613)
  Transfers for contract benefits and terminations        (13,907)        (249,568)
                                                    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               (236,189)        (362,769)
                                                    -------------    -------------
    Net increase (decrease) in net assets                (236,500)        (193,328)
Net assets at beginning of period                         236,500        2,111,377
                                                    -------------    -------------
Net assets at end of period                                     -        1,918,049
                                                    =============    =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                              Scudder II                                              MFS
                                                    -----------------------------  --------------------------------------------
                                                        Dreman
                                                       Small Cap      Government
                                                         Value        Securities        Bond         Research       Research
                                                       Portfolio      Portfolio      Series (d)     Series (d)    Series B (d)
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (21,207)        60,899         48,257         60,002          5,171
  Net realized gain (loss)                                 760,552         31,407         30,549     (4,238,927)        81,723
  Change in unrealized appreciation (depreciation)         225,199        (38,108)       (76,482)     4,316,676        (70,128)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            964,544         54,198          2,324        137,751         16,766
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                    21,990          2,740            450         20,347          1,322
  Transfers between sub-accounts (including fixed
   account), net                                        (1,309,405)      (439,935)      (912,465)   (10,195,745)    (1,418,020)
  Transfers for contract benefits and terminations        (965,891)      (380,162)      (106,878)      (384,245)        (9,857)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (2,253,306)      (817,357)    (1,018,893)   (10,559,643)    (1,426,555)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               (1,288,762)      (763,159)    (1,016,569)   (10,421,892)    (1,409,789)
Net assets at beginning of period                        5,513,706      3,000,315      1,016,569     10,421,892      1,409,789
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    4,224,944      2,237,156              -              -              -
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------

                                                       Emerging       Emerging
                                                        Growth         Growth
                                                      Series (d)    Series B (d)
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (54,941)        (5,675)
  Net realized gain (loss)                             (5,546,123)        26,660
  Change in unrealized appreciation (depreciation)      5,701,490        (20,337)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           100,426            648
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                   92,109         48,291
  Transfers between sub-accounts (including fixed
   account), net                                      (11,531,875)    (1,059,941)
  Transfers for contract benefits and terminations       (413,873)        (7,611)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                            (11,853,639)    (1,019,261)
                                                    -------------  -------------
    Net increase (decrease) in net assets             (11,753,213)    (1,018,613)
Net assets at beginning of period                      11,753,213      1,018,613
                                                    -------------  -------------
Net assets at end of period                                     -              -
                                                    =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                       MFS
                                                    ---------------------------------------------------------------------------

                                                         High            High        Strategic      Strategic      Investors
                                                        Income          Income         Income         Income         Trust
                                                        Series         Series B      Series (d)    Series B (d)     Series
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      309,225      1,256,674         76,359        303,364       (146,651)
  Net realized gain (loss)                                 (17,051)       277,422         68,190        (44,494)      (864,173)
  Change in unrealized appreciation (depreciation)         329,910      1,473,366       (145,014)      (284,913)     2,702,730
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            622,084      3,007,462           (465)       (26,043)     1,691,906
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                    71,348      5,389,826              -        328,132        187,155
  Transfers between sub-accounts (including fixed
   account), net                                          (529,541)     2,200,898     (1,704,277)    (6,001,197)    (1,450,111)
  Transfers for contract benefits and terminations      (1,689,660)    (1,802,656)       (35,485)       (53,042)    (2,853,364)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (2,147,853)     5,788,068     (1,739,762)    (5,726,107)    (4,116,320)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               (1,525,769)     8,795,530     (1,740,227)    (5,752,150)    (2,424,414)
Net assets at beginning of period                        9,724,220     36,024,802      1,740,227      5,752,150     21,381,060
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    8,198,451     44,820,332              -              -     18,956,646
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------

                                                      Investors           New
                                                        Trust          Discovery
                                                      Series B          Series
                                                    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (172,078)        (103,402)
  Net realized gain (loss)                                 39,401          (12,906)
  Change in unrealized appreciation (depreciation)      1,372,535          388,789
                                                    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         1,239,858          272,481
                                                    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -                -
  Payments received from contract owners                   83,525          107,209
  Transfers between sub-accounts (including fixed
   account), net                                       (3,983,539)         511,478
  Transfers for contract benefits and terminations     (1,041,872)        (925,059)
                                                    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                             (4,941,886)        (306,372)
                                                    -------------    -------------
    Net increase (decrease) in net assets              (3,702,028)         (33,891)
Net assets at beginning of period                      18,093,739        7,421,911
                                                    -------------    -------------
Net assets at end of period                            14,391,711        7,388,020
                                                    =============    =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                          MFS                                                MetLife
                                                    --------------  -----------------------------------------------------------
                                                                                                      Harris
                                                          New           Davis          Davis         Oakmark       Jennison
                                                       Discovery       Venture        Venture        Focused        Growth
                                                       Series B      Value Fund A   Value Fund E   Value Fund B   Portfolio B
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (647,634)       (20,454)    (3,131,747)    (2,085,697)    (1,500,826)
  Net realized gain (loss)                                 132,697         25,332     18,739,059     13,993,098      7,611,191
  Change in unrealized appreciation (depreciation)       3,090,909        254,756     13,292,529     (3,550,531)     1,439,585
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          2,575,972        259,634     28,899,841      8,356,870      7,549,950
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                 6,477,295         28,193     75,903,636     36,667,545     30,427,958
  Transfers between sub-accounts (including fixed
   account), net                                         5,727,983      1,577,766     12,077,125    (51,899,556)   (15,148,675)
  Transfers for contract benefits and terminations      (1,813,519)      (602,690)   (10,537,994)    (4,424,544)    (3,729,454)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              10,391,759      1,003,269     77,442,767    (19,656,555)    11,549,829
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               12,967,731      1,262,903    106,342,608    (11,299,685)    19,099,779
Net assets at beginning of period                       38,808,131      1,772,578    164,777,320    110,603,910     60,266,190
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   51,775,862      3,035,481    271,119,928     99,304,225     79,365,969
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                         MFS            MFS
                                                      Investors        Total
                                                        Trust          Return
                                                      Series B        Series A
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (498,066)        56,911
  Net realized gain (loss)                              1,897,970         23,116
  Change in unrealized appreciation (depreciation)      2,165,902        283,500
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         3,565,806        363,527
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                4,873,392         17,255
  Transfers between sub-accounts (including fixed
   account), net                                       (8,245,072)     2,232,610
  Transfers for contract benefits and terminations     (1,858,570)      (422,629)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (5,230,250)     1,827,236
                                                    -------------  -------------
    Net increase (decrease) in net assets              (1,664,444)     2,190,763
Net assets at beginning of period                      44,103,772      2,470,161
                                                    -------------  -------------
Net assets at end of period                            42,439,328      4,660,924
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                     MetLife
                                                    --------------------------------------------------------------------
                                                         MFS             Capital          Capital
                                                        Total           Guardian         Guardian        Met/Putnam
                                                        Return         U.S. Equity      U.S. Equity        Voyager
                                                       Series B         Series A         Series B        Portfolio A
                                                    --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      330,342         (155,885)         (90,101)          (4,544)
  Net realized gain (loss)                                 224,504          149,458          241,126            5,697
  Change in unrealized appreciation (depreciation)       2,183,681        4,051,741        3,698,143            8,834
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                          2,738,527        4,045,314        3,849,168            9,987
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -                -                -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -                -                -                -
  Payments received from contract owners                 6,274,112          122,576        9,980,814              942
  Transfers between sub-accounts (including fixed
   account), net                                        12,422,650       99,510,725       24,890,472           13,655
  Transfers for contract benefits and terminations      (1,904,996)      (2,763,026)      (2,257,479)         (60,429)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              16,791,766       96,870,275       32,613,807          (45,832)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets               19,530,293      100,915,589       36,462,975          (35,845)
Net assets at beginning of period                       16,645,033        2,550,376       27,086,070          376,607
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $   36,175,326      103,465,965       63,549,045          340,762
                                                    ==============    =============    =============    =============

                                                    ------------------------------------
                                                                      Putnam         Putnam
                                                     Met/Putnam    International  International
                                                       Voyager         Stock          Stock
                                                     Portfolio B      Class A        Class B
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (34,771)          (758)       (17,147)
  Net realized gain (loss)                                 18,633         (3,631)       547,968
  Change in unrealized appreciation (depreciation)        267,425         64,881      1,289,222
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           251,287         60,492      1,820,043
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -              -
  Payments received from contract owners                1,363,576            353        631,476
  Transfers between sub-accounts (including fixed
   account), net                                        2,569,850        153,976     (2,067,305)
  Transfers for contract benefits and terminations       (295,182)       (33,567)      (593,144)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              3,638,244        120,762     (2,028,973)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets               3,889,531        181,254       (208,930)
Net assets at beginning of period                       1,483,663        258,569     13,120,769
                                                    -------------  -------------  -------------
Net assets at end of period                             5,373,194        439,823     12,911,839
                                                    =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                     MetLife
                                                    ---------------------------------------------------------------------------

                                                         MFS          SSR Money        Stock        SSR Bond       SSR Bond
                                                       Research        Market          Index         Income         Income
                                                     Series B (d)     Portfolio     Portfolio B    Class A (b)    Class B (b)
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $         (205)       (88,845)      (283,472)       (99,591)        (1,839)
  Net realized gain (loss)                                   9,938              -        728,516         45,709              -
  Change in unrealized appreciation (depreciation)          (9,945)             -      2,043,752        435,451          5,119
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               (212)       (88,845)     2,488,796        381,569          3,280
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                    28,440        102,896      8,592,198         50,645        494,854
  Transfers between sub-accounts (including fixed
   account), net                                          (155,381)    12,135,455        421,264     11,058,738      1,499,434
  Transfers for contract benefits and terminations            (679)   (13,746,495)    (1,183,488)    (1,631,146)       (18,981)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (127,620)    (1,508,144)     7,829,974      9,478,237      1,975,307
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 (127,832)    (1,596,989)    10,318,770      9,859,806      1,978,587
Net assets at beginning of period                          127,832     22,099,713     24,133,821              -              -
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $            -     20,502,724     34,452,591      9,859,806      1,978,587
                                                    ==============  =============  =============  =============  =============

                                                    ------------------------------
                                                                      Franklin
                                                                      Templeton
                                                     SSR Aurora       Small Cap
                                                     Class B (b)   Portfolio B (b)
                                                    -------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (18,791)         (8,503)
  Net realized gain (loss)                                  1,749         (18,748)
  Change in unrealized appreciation (depreciation)        565,008         181,578
                                                    -------------   -------------
    Net increase (decrease) in net assets from
     operations                                           547,966         154,327
                                                    -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -               -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -               -
  Payments received from contract owners                  820,325         298,859
  Transfers between sub-accounts (including fixed
   account), net                                        3,671,497       1,239,045
  Transfers for contract benefits and terminations        (37,531)              -
                                                    -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                              4,454,291       1,537,904
                                                    -------------   -------------
    Net increase (decrease) in net assets               5,002,257       1,692,231
Net assets at beginning of period                               -               -
                                                    -------------   -------------
Net assets at end of period                             5,002,257       1,692,231
                                                    =============   =============

(b) For the period from May 3, 2004 to December 31, 2004.
(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                             MetLife
                                                    -----------------------------------------------------------------------------
                                                       Salomon         Salomon
                                                       Brothers        Brothers     T Rowe Price   T Rowe Price     T Rowe Price
                                                    Strategic Bond  Strategic Bond   Small Cap      Small Cap        Large Cap
                                                     Class A (b)     Class B (b)    Class A (b)    Class B (b)      Class A (b)
                                                    --------------  -------------- -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (13,980)       (55,304)       (43,385)       (63,206)        (142,368)
  Net realized gain (loss)                                  12,753         29,066        (20,164)       (31,343)          19,431
  Change in unrealized appreciation (depreciation)          85,943        329,131        393,320        572,874        1,559,340
                                                    --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                             84,716        302,893        329,771        478,325        1,436,403
                                                    --------------  -------------  -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -                -
  Payments received from contract owners                     4,932         39,946          2,009        169,628           72,755
  Transfers between sub-accounts (including fixed
   account), net                                         1,517,266      5,097,012      4,944,405      6,707,088       16,546,638
  Transfers for contract benefits and terminations        (198,821)      (227,816)      (364,607)      (180,915)      (1,333,409)
                                                    --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               1,323,377      4,909,142      4,581,807      6,695,801       15,285,984
                                                    --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets                1,408,093      5,212,035      4,911,578      7,174,126       16,722,387
Net assets at beginning of period                                -              -              -              -                -
                                                    --------------  -------------  -------------  -------------    -------------
Net assets at end of period                         $    1,408,093      5,212,035      4,911,578      7,174,126       16,722,387
                                                    ==============  =============  =============  =============    =============

                                                                    Oppenheimer
                                                    ------------   -------------

                                                     T Rowe Price     Capital
                                                      Large Cap     Appreciation
                                                     Class B (b)        Fund
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (175,551)       (87,983)
  Net realized gain (loss)                                  5,689       (348,018)
  Change in unrealized appreciation (depreciation)      2,579,088        831,308
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         2,409,226        395,307
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                3,688,250         29,844
  Transfers between sub-accounts (including fixed
   account), net                                       23,345,411       (457,124)
  Transfers for contract benefits and terminations       (481,893)    (1,594,494)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             26,551,768     (2,021,774)
                                                    -------------  -------------
    Net increase (decrease) in net assets              28,960,994     (1,626,467)
Net assets at beginning of period                               -      9,246,574
                                                    -------------  -------------
Net assets at end of period                            28,960,994      7,620,107
                                                    =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                            Oppenheimer
                                                    -----------------------------------------------------------  ----------------
                                                      Main Street
                                                       Growth &          High                       Strategic       Growth &
                                                        Income          Income          Bond          Bond           Income
                                                       Fund (d)        Fund (d)       Fund (d)      Fund (d)          Fund
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       35,089        158,110        503,517        148,724         97,768
  Net realized gain (loss)                              (1,194,726)      (341,298)      (380,242)        49,705       (399,273)
  Change in unrealized appreciation (depreciation)       1,113,828        223,695       (114,789)      (199,403)     2,152,078
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (45,809)        40,507          8,486           (974)     1,850,573
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                    16,496          2,135        109,614          1,775        213,039
  Transfers between sub-accounts (including fixed
   account), net                                        (9,175,000)    (2,797,334)   (11,690,334)    (3,105,844)    (1,088,840)
  Transfers for contract benefits and terminations        (233,886)      (396,051)      (571,654)      (349,925)    (3,504,005)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (9,392,390)    (3,191,250)   (12,152,374)    (3,453,994)    (4,379,806)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               (9,438,199)    (3,150,743)   (12,143,888)    (3,454,968)    (2,529,233)
Net assets at beginning of period                        9,438,199      3,150,743     12,143,888      3,454,968     22,307,856
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $            -              -              -              -     19,778,623
                                                    ==============  =============  =============  =============  =============

                                                       Putnam
                                                    ---------------------------

                                                       Growth &         New
                                                        Income         Value
                                                        Fund B        Fund (d)
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              3,307          9,737
  Net realized gain (loss)                                 71,371        209,994
  Change in unrealized appreciation (depreciation)        215,402       (211,156)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           290,080          8,575
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                  429,564              -
  Transfers between sub-accounts (including fixed
   account), net                                          404,360     (1,683,306)
  Transfers for contract benefits and terminations       (210,905)       (41,975)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                623,019     (1,725,281)
                                                    -------------  -------------
    Net increase (decrease) in net assets                 913,099     (1,716,706)
Net assets at beginning of period                       2,612,766      1,716,706
                                                    -------------  -------------
Net assets at end of period                             3,525,865              -
                                                    =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                     Putnam
                                                    ---------------------------------------------------------------------------

                                                         New                                      International
                                                        Value           Vista          Vista         Growth      International
                                                      Fund B (d)        Fund           Fund B         Fund         Equity B
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $        2,595        (78,129)       (12,944)        80,864         82,279
  Net realized gain (loss)                                  94,869       (642,916)        30,209       (923,980)     2,782,666
  Change in unrealized appreciation (depreciation)         (94,396)     1,609,899        108,535      3,478,127      2,003,275
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              3,068        888,854        125,800      2,635,011      4,868,220
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                     2,714         22,444         74,631        222,350      2,061,023
  Transfers between sub-accounts (including fixed
   account), net                                          (710,961)      (282,742)       (55,933)    (2,760,836)   (17,316,331)
  Transfers for contract benefits and terminations         (11,466)      (664,653)       (18,320)    (2,628,502)    (2,000,116)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (719,713)      (924,951)           378     (5,166,988)   (17,255,424)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 (716,645)       (36,097)       126,178     (2,531,977)   (12,387,204)
Net assets at beginning of period                          716,645      5,762,524        763,649     22,373,920     49,727,150
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $            -      5,726,427        889,827     19,841,943     37,339,946
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                    International  International
                                                         New            New
                                                    Opportunities  Opportunities
                                                      Fund (d)      Fund B (d)
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             14,535          1,407
  Net realized gain (loss)                               (115,242)        62,013
  Change in unrealized appreciation (depreciation)         81,952        (65,338)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           (18,755)        (1,918)
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                    3,339          2,225
  Transfers between sub-accounts (including fixed
   account), net                                       (2,014,108)      (307,355)
  Transfers for contract benefits and terminations        (43,137)        (3,780)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (2,053,906)      (308,910)
                                                    -------------  -------------
    Net increase (decrease) in net assets              (2,072,661)      (310,828)
Net assets at beginning of period                       2,072,661        310,828
                                                    -------------  -------------
Net assets at end of period                                     -              -
                                                    =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                        Putnam                                              Templeton
                                                    --------------  -------------------------------------------------------------
                                                                        Global         Global          Franklin       Franklin
                                                                        Income         Income           Small          Small
                                                        Equity        Securities     Securities          Cap            Cap
                                                       Income B        Fund (d)      Fund B (d)        Fund (d)      Fund B (d)
                                                    --------------  -------------  -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (62,716)        (5,775)        (1,913)         (22,951)       (31,985)
  Net realized gain (loss)                                  37,551        267,870        100,364         (401,504)       680,139
  Change in unrealized appreciation (depreciation)         990,165       (287,913)      (108,700)         446,555       (655,847)
                                                    --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            965,000        (25,818)       (10,249)          22,100         (7,693)
                                                    --------------  -------------  -------------    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -                -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -                -              -
  Payments received from contract owners                 2,749,442              -              -            5,867        742,488
  Transfers between sub-accounts (including fixed
   account), net                                         5,737,192     (1,144,319)      (454,554)      (4,803,016)    (6,504,364)
  Transfers for contract benefits and terminations        (439,787)      (123,624)        (7,488)        (221,894)       (78,344)
                                                    --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               8,046,847     (1,267,943)      (462,042)      (5,019,043)    (5,840,220)
                                                    --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets                9,011,847     (1,293,761)      (472,291)      (4,996,943)    (5,847,913)
Net assets at beginning of period                        2,589,178      1,293,761        472,291        4,996,943      5,847,913
                                                    --------------  -------------  -------------    -------------  -------------
Net assets at end of period                         $   11,601,025              -              -                -              -
                                                    ==============  =============  =============    =============  =============

                                                    ---------------------------

                                                        Growth         Growth
                                                      Securities     Securities
                                                         Fund          Fund B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (3,272)        (2,730)
  Net realized gain (loss)                                (31,651)        30,423
  Change in unrealized appreciation (depreciation)        427,844        242,639
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           392,921        270,332
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                   15,529         10,202
  Transfers between sub-accounts (including fixed
   account), net                                          179,053       (168,621)
  Transfers for contract benefits and terminations       (331,818)      (109,952)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (137,236)      (268,371)
                                                    -------------  -------------
    Net increase (decrease) in net assets                 255,685          1,961
Net assets at beginning of period                       2,802,409      2,029,627
                                                    -------------  -------------
Net assets at end of period                             3,058,094      2,031,588
                                                    =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                    Templeton
                                                    ---------------------------------------------------------------------------
                                                                                     Developing     Developing       Mutual
                                                       Foreign         Foreign        Markets        Markets         Shares
                                                      Securities      Securities     Securities     Securities     Securities
                                                         Fund           Fund B          Fund          Fund B        Fund (d)
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (36,532)      (103,317)        39,750         83,822        (50,741)
  Net realized gain (loss)                                 218,158        158,207        442,815        422,937      1,231,279
  Change in unrealized appreciation (depreciation)       2,066,245      5,005,428      1,147,052      5,677,415     (1,032,976)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          2,247,871      5,060,318      1,629,617      6,184,174        147,562
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                   180,793      7,739,584         66,300      4,756,452         19,749
  Transfers between sub-accounts (including fixed
   account), net                                         1,115,848     15,217,343       (301,430)     1,310,968    (10,426,468)
  Transfers for contract benefits and terminations      (2,220,730)      (881,950)      (894,146)    (1,128,888)      (464,518)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (924,089)    22,074,977     (1,129,276)     4,938,532    (10,871,237)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                1,323,782     27,135,295        500,341     11,122,706    (10,723,675)
Net assets at beginning of period                       13,833,405     13,301,933      8,029,525     23,210,394     10,723,675
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   15,157,187     40,437,228      8,529,866     34,333,100              -
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                        Mutual     Franklin Large
                                                        Shares       Cap Growth
                                                      Securities     Securities
                                                      Fund B (d)      Fund (d)
                                                    -------------  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (123,399)       (23,220)
  Net realized gain (loss)                              3,011,035     (1,311,157)
  Change in unrealized appreciation (depreciation)     (2,564,400)     1,343,957
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           323,236          9,580
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                1,072,888         21,718
  Transfers between sub-accounts (including fixed
   account), net                                      (25,603,949)    (4,818,146)
  Transfers for contract benefits and terminations       (343,457)      (303,893)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                            (24,874,518)    (5,100,321)
                                                    -------------  -------------
    Net increase (decrease) in net assets             (24,551,282)    (5,090,741)
Net assets at beginning of period                      24,551,282      5,090,741
                                                    -------------  -------------
Net assets at end of period                                     -              -
                                                    =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                      Templeton                                             Fidelity
                                                    --------------  -----------------------------------------------------------
                                                    Franklin Large
                                                      Cap Growth                                                    Growth
                                                      Securities       Growth         Growth        Contrafund   Opportunities
                                                      Fund B (d)      Portfolio     Portfolio B     Portfolio      Portfolio
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (27,855)       (26,474)      (397,859)       (33,995)        (4,039)
  Net realized gain (loss)                                 259,185       (179,954)       142,572            122        (44,412)
  Change in unrealized appreciation (depreciation)        (229,028)       234,529      2,144,088        423,007         72,280
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              2,302         28,101      1,888,801        389,134         23,829
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                     3,756         10,715      9,588,061          5,280            350
  Transfers between sub-accounts (including fixed
   account), net                                        (6,457,642)       (55,832)    27,918,416         76,107        (31,854)
  Transfers for contract benefits and terminations         (58,226)      (256,729)      (974,721)      (678,291)       (70,883)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (6,512,112)      (301,846)    36,531,756       (596,904)      (102,387)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               (6,509,810)      (273,745)    38,420,557       (207,770)       (78,558)
Net assets at beginning of period                        6,509,810      2,469,355     12,139,919      3,452,482        535,242
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $            -      2,195,610     50,560,476      3,244,712        456,684
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------

                                                      Growth &        Equity-
                                                       Income         Income
                                                      Portfolio      Portfolio
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (9,101)         3,926
  Net realized gain (loss)                                (39,851)        12,050
  Change in unrealized appreciation (depreciation)        127,414        149,761
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            78,462        165,737
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                    7,080          7,434
  Transfers between sub-accounts (including fixed
   account), net                                         (102,688)        49,899
  Transfers for contract benefits and terminations       (249,672)      (384,669)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (345,280)      (327,336)
                                                    -------------  -------------
    Net increase (decrease) in net assets                (266,818)      (161,599)
Net assets at beginning of period                       2,199,903      1,909,145
                                                    -------------  -------------
Net assets at end of period                             1,933,085      1,747,546
                                                    =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                               Fidelity                          American Century
                                                    -----------------------------  -------------------------------------------

                                                        Equity-         High          Income &
                                                        Income         Income          Growth     International      Value
                                                      Portfolio B    Portfolio B      Fund (d)      Fund (d)        Fund (d)
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (15,143)        52,992        674,902            505         77,419
  Net realized gain (loss)                                 242,874         20,166      7,155,292         68,265      2,672,648
  Change in unrealized appreciation (depreciation)         345,554        (11,431)    (7,391,255)       (65,734)    (2,303,445)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            573,285         61,727        438,939          3,036        446,622
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                   801,996        112,316        256,727              -         52,150
  Transfers between sub-accounts (including fixed
   account), net                                         1,240,049        (55,858)   (75,082,661)      (672,406)   (16,089,481)
  Transfers for contract benefits and terminations        (293,286)       (97,341)    (1,131,260)        (6,781)      (241,452)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               1,748,759        (40,883)   (75,957,194)      (679,187)   (16,278,783)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                2,322,044         20,844    (75,518,255)      (676,151)   (15,832,161)
Net assets at beginning of period                        5,048,901        831,700     75,518,255        676,151     15,832,161
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    7,370,945        852,544              -              -              -
                                                    ==============  =============  =============  =============  =============

                                                               Dreyfus
                                                    ----------------------------

                                                        Stock          Stock
                                                        Index          Index
                                                        Fund           Fund B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              3,022         (4,066)
  Net realized gain (loss)                                (71,890)        50,504
  Change in unrealized appreciation (depreciation)        138,503        160,239
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            69,635        206,677
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                        -            390
  Transfers between sub-accounts (including fixed
   account), net                                          (85,651)      (340,175)
  Transfers for contract benefits and terminations        (32,143)       (24,005)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (117,794)      (363,790)
                                                    -------------  -------------
    Net increase (decrease) in net assets                 (48,159)      (157,113)
Net assets at beginning of period                         880,346      2,801,878
                                                    -------------  -------------
Net assets at end of period                               832,187      2,644,765
                                                    =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                               Dreyfus
                                                    -------------------------------------------------------------

                                                      Disciplined     Disciplined      Capital         Capital
                                                         Stock           Stock      Appreciation    Appreciation
                                                     Portfolio (d)  Portfolio B (d) Portfolio (d)  Portfolio B (d)
                                                    --------------  --------------- -------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $         (506)         (1,356)       (22,222)        (93,656)
  Net realized gain (loss)                                 (25,365)          3,492       (434,320)      1,401,721
  Change in unrealized appreciation (depreciation)          23,270          (7,375)       476,958      (1,236,158)
                                                    --------------   -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                             (2,601)         (5,239)        20,416          71,907
                                                    --------------   -------------  -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -               -              -               -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -               -              -               -
  Payments received from contract owners                         -               -          3,487          75,826
  Transfers between sub-accounts (including fixed
   account), net                                          (113,416)       (281,466)    (4,967,878)    (19,342,074)
  Transfers for contract benefits and terminations            (235)         (6,992)       (70,114)       (340,502)
                                                    --------------   -------------  -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                (113,651)       (288,458)    (5,034,505)    (19,606,750)
                                                    --------------   -------------  -------------   -------------
    Net increase (decrease) in net assets                 (116,252)       (293,697)    (5,014,089)    (19,534,843)
Net assets at beginning of period                          116,252         293,697      5,014,089      19,534,843
                                                    --------------   -------------  -------------   -------------
Net assets at end of period                         $            -               -              -               -
                                                    ==============   =============  =============   =============

                                                               INVESCO                PIMCO
                                                    ----------------------------  -------------

                                                                        High          High
                                                       Dynamics        Yield          Yield
                                                       Fund (d)       Fund (d)      Portfolio
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (143,744)       365,717        229,666
  Net realized gain (loss)                              1,812,574       (939,762)        90,761
  Change in unrealized appreciation (depreciation)     (1,350,743)       620,775         (1,269)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           318,087         46,730        319,158
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -              -
  Payments received from contract owners                   99,499            690        629,715
  Transfers between sub-accounts (including fixed
   account), net                                      (29,352,996)    (3,440,279)    (1,245,310)
  Transfers for contract benefits and terminations       (460,181)       (49,596)      (256,442)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                            (29,713,678)    (3,489,185)      (872,037)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets             (29,395,591)    (3,442,455)      (552,879)
Net assets at beginning of period                      29,395,591      3,442,455      4,768,549
                                                    -------------  -------------  -------------
Net assets at end of period                                     -              -      4,215,670
                                                    =============  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                        PIMCO                               Scudder I
                                                    --------------------------------------------  -----------------------------
                                                                      StocksPLUS
                                                          Low          Growth &        Total
                                                       Duration         Income        Return      International   International
                                                       Portfolio      Portfolio      Portfolio    Portfolio (d)  Portfolio B (d)
                                                    --------------  -------------  -------------  -------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (10,032)         3,890        329,895         20,007          45,278
  Net realized gain (loss)                                  76,965            (59)       550,796     (1,080,227)      1,183,914
  Change in unrealized appreciation (depreciation)         (21,090)       122,281        240,987      1,089,607      (1,103,543)
                                                    --------------  -------------  -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                             45,843        126,112      1,121,678         29,387         125,649
                                                    --------------  -------------  -------------  -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -               -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -               -
  Payments received from contract owners                 1,573,921        167,186        332,724          1,784          48,958
  Transfers between sub-accounts (including fixed
   account), net                                        (2,174,309)       103,137        260,832     (2,445,994)     (9,409,091)
  Transfers for contract benefits and terminations        (790,724)       (39,831)    (2,664,856)       (31,472)       (174,259)
                                                    --------------  -------------  -------------  -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                              (1,391,112)       230,492     (2,071,300)    (2,475,682)     (9,534,392)
                                                    --------------  -------------  -------------  -------------   -------------
    Net increase (decrease) in net assets               (1,345,269)       356,604       (949,622)    (2,446,295)     (9,408,743)
Net assets at beginning of period                       13,038,249      1,229,167     35,590,216      2,446,295       9,408,743
                                                    --------------  -------------  -------------  -------------   -------------
Net assets at end of period                         $   11,692,980      1,585,771     34,640,594              -               -
                                                    ==============  =============  =============  =============   =============

                                                    First American
                                                    --------------

                                                        Equity
                                                        Income
                                                     Class B (d)       Total
                                                    -------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (45,470)     3,765,325
  Net realized gain (loss)                                750,768    179,894,246
  Change in unrealized appreciation (depreciation)       (704,443)   365,180,587
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               855    548,840,158
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                    7,575    875,636,639
  Transfers between sub-accounts (including fixed
   account), net                                      (12,118,606)   431,672,600
  Transfers for contract benefits and terminations     (5,176,642)  (457,345,707)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                            (17,287,673)   849,963,532
                                                    -------------  -------------
    Net increase (decrease) in net assets             (17,286,818) 1,398,803,690
Net assets at beginning of period                      17,286,818  4,525,816,723
                                                    -------------  -------------
Net assets at end of period                                     -  5,924,620,413
                                                    =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                  Met Investors
                                                    ---------------------------------------------------------------------------
                                                      Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett
                                                       Growth &       Growth &         Bond           Bond        Developing
                                                        Income         Income        Debenture      Debenture       Growth
                                                       Portfolio     Portfolio B     Portfolio     Portfolio B   Portfolio (e)
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (2,347,519)    (1,691,684)       347,004      1,100,384        (76,084)
  Net realized gain (loss)                              (3,276,228)       (10,117)      (843,641)       112,242    (10,647,406)
  Change in unrealized appreciation (depreciation)     191,713,628     76,057,554     22,212,335     17,616,902     10,769,633
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        186,089,881     74,355,753     21,715,698     18,829,528         46,143
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -           (627)             -           (746)             -
  Payments received from contract owners                 1,972,683     96,298,326        427,354     70,266,909          5,470
  Transfers between sub-accounts (including fixed
   account), net                                        95,685,786     77,833,742      2,832,297     44,306,303    (18,131,477)
  Transfers for contract benefits and terminations     (73,360,625)    (9,847,262)   (15,820,364)    (5,408,145)      (448,435)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              24,297,844    164,284,179    (12,560,713)   109,164,321    (18,574,442)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets              210,387,725    238,639,932      9,154,985    127,993,849    (18,528,299)
Net assets at beginning of period                      590,260,376    163,632,446    126,317,012     60,214,599     18,528,299
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $  800,648,101    402,272,378    135,471,997    188,208,448              -
                                                    ==============  =============  =============  =============  =============

                                                    ------------------------------
                                                      Lord Abbett     Lord Abbett
                                                      Developing        Growth
                                                        Growth        Opportunity
                                                    Portfolio B (e)    Portfolio
                                                    ---------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (17,149)       (225,225)
  Net realized gain (loss)                                (992,707)        187,338
  Change in unrealized appreciation (depreciation)       1,024,024       5,805,182
                                                     -------------   -------------
    Net increase (decrease) in net assets from
     operations                                             14,168       5,767,295
                                                     -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -               -
  MetLife Investors Insurance Company of Missouri
   redemptions                                              (2,778)              -
  Payments received from contract owners                    27,470          82,481
  Transfers between sub-accounts (including fixed
   account), net                                        (4,273,881)     19,297,876
  Transfers for contract benefits and terminations         (28,778)     (1,337,863)
                                                     -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                              (4,277,967)     18,042,494
                                                     -------------   -------------
    Net increase (decrease) in net assets               (4,263,799)     23,809,789
Net assets at beginning of period                        4,263,799       1,682,322
                                                     -------------   -------------
Net assets at end of period                                      -      25,492,111
                                                     =============   =============

(e) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                   Met Investors
                                                    ----------------------------------------------------------------------------
                                                      Lord Abbett    Lord Abbett    Lord Abbett     Lord Abbett     JP Morgan
                                                        Growth         Mid-Cap        Mid-Cap        America's      Enhanced
                                                      Opportunity       Value          Value           Value          Index
                                                      Portfolio B     Portfolio     Portfolio B   Portfolio B (f) Portfolio (e)
                                                    --------------  -------------  -------------  --------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (250,978)      (493,347)      (418,125)         64,324        993,834
  Net realized gain (loss)                                 (15,875)     1,885,031      1,311,920          48,657    (56,172,889)
  Change in unrealized appreciation (depreciation)       6,275,776     15,024,508     15,664,586         359,133     57,378,475
                                                    --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          6,008,923     16,416,192     16,558,381         472,114      2,199,420
                                                    --------------  -------------  -------------   -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -               -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                 (87)             -           (105)            (54)             -
  Payments received from contract owners                 1,351,550        287,615     11,560,802       1,551,661         30,365
  Transfers between sub-accounts (including fixed
   account), net                                         6,380,014      5,400,410     18,529,700       3,381,232    (98,503,208)
  Transfers for contract benefits and terminations        (975,887)    (6,345,917)    (2,793,572)        (20,545)    (2,778,654)
                                                    --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               6,755,590       (657,892)    27,296,825       4,912,294   (101,251,497)
                                                    --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets               12,764,513     15,758,300     43,855,206       5,384,408    (99,052,077)
Net assets at beginning of period                       12,895,196     68,902,933     47,589,202               -     99,052,077
                                                    --------------  -------------  -------------   -------------  -------------
Net assets at end of period                         $   25,659,709     84,661,233     91,444,408       5,384,408              -
                                                    ==============  =============  =============   =============  =============

                                                    ------------------------------
                                                       JP Morgan      JP Morgan
                                                       Enhanced     International
                                                         Index         Equity
                                                    Portfolio B (e) Portfolio (e)
                                                    --------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              32,783        175,784
  Net realized gain (loss)                              (1,085,673)   (27,468,240)
  Change in unrealized appreciation (depreciation)       1,146,674     25,364,923
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             93,784     (1,927,533)
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (139)             -
  Payments received from contract owners                   184,498         17,290
  Transfers between sub-accounts (including fixed
   account), net                                        (4,324,975)   (42,467,069)
  Transfers for contract benefits and terminations         (66,427)    (1,454,538)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (4,207,043)   (43,904,317)
                                                     -------------  -------------
    Net increase (decrease) in net assets               (4,113,259)   (45,831,850)
Net assets at beginning of period                        4,113,259     45,831,850
                                                     -------------  -------------
Net assets at end of period                                      -              -
                                                     =============  =============

(e) For the period from January 1, 2003 to April 25, 2003.
(f) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                  Met Investors
                                                    -----------------------------------------------------------------------------
                                                       JP Morgan      JP Morgan      JP Morgan      JP Morgan        JP Morgan
                                                     International     Quality        Quality        Select           Select
                                                        Equity          Bond           Bond          Equity           Equity
                                                    Portfolio B (e)   Portfolio     Portfolio B     Portfolio       Portfolio B
                                                    --------------- -------------  -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $        5,877      1,875,007      1,421,233       (809,862)         (65,784)
  Net realized gain (loss)                                (263,272)     1,610,561         20,016     (5,581,009)         (55,637)
  Change in unrealized appreciation (depreciation)         191,341     (1,452,305)      (526,377)    34,221,475        2,178,709
                                                    --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            (66,054)     2,033,263        914,872     27,830,604        2,057,288
                                                    --------------  -------------  -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (426)             -           (331)             -             (251)
  Payments received from contract owners                     2,051        304,612      9,608,536        168,498          180,678
  Transfers between sub-accounts (including fixed
   account), net                                        (1,428,926)    (5,678,910)    14,668,369     (5,610,153)         779,483
  Transfers for contract benefits and terminations         (10,050)    (9,399,905)    (1,683,835)   (10,071,318)        (354,663)
                                                    --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              (1,437,351)   (14,774,203)    22,592,739    (15,512,973)         605,247
                                                    --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets               (1,503,405)   (12,740,940)    23,507,611     12,317,631        2,662,535
Net assets at beginning of period                        1,503,405     88,109,247     27,984,189     98,570,583        6,270,554
                                                    --------------  -------------  -------------  -------------    -------------
Net assets at end of period                         $            -     75,368,307     51,491,800    110,888,214        8,933,089
                                                    ==============  =============  =============  =============    =============

                                                    ---------------------------
                                                      JP Morgan     Met/Putnam
                                                      Small Cap       Capital
                                                        Stock      Opportunities
                                                      Portfolio     Portfolio B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (565,633)       (27,044)
  Net realized gain (loss)                             (2,126,571)       (43,489)
  Change in unrealized appreciation (depreciation)     12,357,578        575,408
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         9,665,374        504,875
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -           (458)
  Payments received from contract owners                   81,391         98,935
  Transfers between sub-accounts (including fixed
   account), net                                       (3,301,951)       256,094
  Transfers for contract benefits and terminations     (4,143,065)       (61,185)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (7,363,625)       293,386
                                                    -------------  -------------
    Net increase (decrease) in net assets               2,301,749        798,261
Net assets at beginning of period                      41,594,301      1,766,218
                                                    -------------  -------------
Net assets at end of period                            43,896,050      2,564,479
                                                    =============  =============

(e) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                  Met Investors
                                                    ----------------------------------------------------------------------------
                                                                     Oppenheimer        PIMCO          PIMCO          Janus
                                                      Met/Putnam       Capital        Inflation        Money       Aggressive
                                                       Research      Appreciation  Protected Bond     Market         Growth
                                                      Portfolio B    Portfolio B   Portfolio B (f)  Portfolio B    Portfolio B
                                                    --------------  -------------  --------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (212,040)    (1,078,511)       (341,427)      (504,819)      (479,636)
  Net realized gain (loss)                                  95,000         (4,958)      1,558,035              -          9,017
  Change in unrealized appreciation (depreciation)       2,984,416     17,784,546         643,509              -      8,088,239
                                                    --------------  -------------   -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          2,867,376     16,701,077       1,860,117       (504,819)     7,617,620
                                                    --------------  -------------   -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -               7              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (787)          (698)              -           (987)          (730)
  Payments received from contract owners                 7,869,597     56,992,710      35,710,841     33,100,129     27,343,916
  Transfers between sub-accounts (including fixed
   account), net                                         2,487,536     27,939,660      43,931,770    (13,765,135)    12,779,992
  Transfers for contract benefits and terminations        (428,721)    (1,870,098)     (1,263,313)    (7,430,242)      (641,959)
                                                    --------------  -------------   -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               9,927,625     83,061,574      78,379,305     11,903,765     39,481,219
                                                    --------------  -------------   -------------  -------------  -------------
    Net increase (decrease) in net assets               12,795,001     99,762,651      80,239,422     11,398,946     47,098,839
Net assets at beginning of period                        6,095,250     21,773,006               -     27,937,642      8,985,725
                                                    --------------  -------------   -------------  -------------  -------------
Net assets at end of period                         $   18,890,251    121,535,657      80,239,422     39,336,588     56,084,564
                                                    ==============  =============   =============  =============  =============

                                                    -----------------------------
                                                        PIMCO
                                                     Total Return      PIMCO
                                                         Bond       Innovation
                                                     Portfolio B    Portfolio B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (149,666)       (76,211)
  Net realized gain (loss)                              2,604,893        (31,123)
  Change in unrealized appreciation (depreciation)        715,330      1,894,409
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         3,170,557      1,787,075
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                               (649)          (715)
  Payments received from contract owners               87,092,367      3,386,462
  Transfers between sub-accounts (including fixed
   account), net                                       34,846,061      1,172,858
  Transfers for contract benefits and terminations     (4,326,262)       (77,048)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                            117,611,517      4,481,557
                                                    -------------  -------------
    Net increase (decrease) in net assets             120,782,074      6,268,632
Net assets at beginning of period                      69,461,177      1,797,261
                                                    -------------  -------------
Net assets at end of period                           190,243,251      8,065,893
                                                    =============  =============

(f) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                  Met Investors
                                                    -----------------------------------------------------------------------------
                                                     T Rowe Price        MFS            MFS            AIM            AIM
                                                       Mid Cap        Research       Research       Small Cap       Mid Cap
                                                        Growth      International  International     Growth       Core Equity
                                                     Portfolio B    Portfolio (g)   Portfolio B    Portfolio B    Portfolio B
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (572,455)      (208,447)      (168,209)      (402,598)       (28,551)
  Net realized gain (loss)                                 (36,538)       621,497        186,652         44,446         (7,638)
  Change in unrealized appreciation (depreciation)      11,213,277     12,296,064      7,364,819      8,159,607      5,672,907
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         10,604,284     12,709,114      7,383,262      7,801,455      5,636,718
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                              (1,102)             -         (1,221)        (1,326)        (1,441)
  Payments received from contract owners                31,232,476         28,102     16,915,104     20,787,636     17,363,210
  Transfers between sub-accounts (including fixed
   account), net                                        17,080,423     39,978,608      1,744,329      7,332,091     15,843,746
  Transfers for contract benefits and terminations        (967,428)    (3,144,918)      (718,641)      (699,142)      (495,012)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              47,344,369     36,861,792     17,939,571     27,419,259     32,710,503
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               57,948,653     49,570,906     25,322,833     35,220,714     38,347,221
Net assets at beginning of period                       11,560,184              -     11,458,592      8,972,385      6,291,708
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   69,508,837     49,570,906     36,781,425     44,193,099     44,638,929
                                                    ==============  =============  =============  =============  =============

                                                    ---------------------------
                                                       Harris       Third Avenue
                                                       Oakmark       Small Cap
                                                    International      Value
                                                     Portfolio B    Portfolio B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             60,322       (399,975)
  Net realized gain (loss)                                166,019        433,817
  Change in unrealized appreciation (depreciation)     11,488,048     12,490,175
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        11,714,389     12,524,017
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                             (1,286)        (1,325)
  Payments received from contract owners               29,003,711     32,473,235
  Transfers between sub-accounts (including fixed
   account), net                                       26,177,410     19,659,307
  Transfers for contract benefits and terminations       (481,401)      (667,190)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             54,698,434     51,464,027
                                                    -------------  -------------
    Net increase (decrease) in net assets              66,412,823     63,988,044
Net assets at beginning of period                       4,585,205      7,174,755
                                                    -------------  -------------
Net assets at end of period                            70,998,028     71,162,799
                                                    =============  =============

(g) For the period from April 25, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                         GACC                                        Russell
                                                    --------------  -----------------------------------------------------------

                                                        Money        Multi-Style     Aggressive                       Core
                                                        Market         Equity          Equity         Non-US          Bond
                                                       Fund (e)         Fund            Fund           Fund           Fund
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (43,758)      (261,415)      (108,931)       184,039        641,521
  Net realized gain (loss)                                (337,062)    (2,226,692)      (151,849)      (819,198)       853,444
  Change in unrealized appreciation (depreciation)         351,221     12,100,086      3,334,425      5,630,342        (42,662)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (29,599)     9,611,979      3,073,645      4,995,183      1,452,303
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (110)             -              -              -              -
  Payments received from contract owners                   113,795        280,850         44,888        129,401        174,273
  Transfers between sub-accounts (including fixed
   account), net                                       (31,287,799)       164,212       (221,103)      (341,908)    (2,282,886)
  Transfers for contract benefits and terminations      (4,871,299)    (3,833,421)      (856,324)    (1,613,053)    (4,482,030)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (36,045,413)    (3,388,359)    (1,032,539)    (1,825,560)    (6,590,643)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets              (36,075,012)     6,223,620      2,041,106      3,169,623     (5,138,340)
Net assets at beginning of period                       36,075,012     37,245,516      7,588,538     14,436,845     33,718,319
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $            -     43,469,136      9,629,644     17,606,468     28,579,979
                                                    ==============  =============  =============  =============  =============

                                                                        AIM
                                                    -------------- -------------
                                                         Real
                                                        Estate        Premier
                                                      Securities      Equity
                                                         Fund          Fund
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            112,430       (548,082)
  Net realized gain (loss)                                 56,122     (6,114,025)
  Change in unrealized appreciation (depreciation)        724,040     17,121,718
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           892,592     10,459,611
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -            (70)
  Payments received from contract owners                    3,910        169,530
  Transfers between sub-accounts (including fixed
   account), net                                           98,669     (4,683,981)
  Transfers for contract benefits and terminations       (187,324)    (3,750,217)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (84,745)    (8,264,738)
                                                    -------------  -------------
    Net increase (decrease) in net assets                 807,847      2,194,873
Net assets at beginning of period                       2,620,181     50,408,104
                                                    -------------  -------------
Net assets at end of period                             3,428,028     52,602,977
                                                    =============  =============

(e) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                        AIM
                                                    --------------------------------------------------------------------------

                                                        Premier        Capital        Capital     International  International
                                                        Equity       Appreciation   Appreciation     Growth         Growth
                                                        Fund B           Fund          Fund B         Fund          Fund B
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (10,876)      (429,198)        (8,588)       (42,935)        (1,000)
  Net realized gain (loss)                                   6,935     (4,225,780)         6,205         19,491            828
  Change in unrealized appreciation (depreciation)         222,389     12,208,765        146,620      1,239,146         44,747
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            218,448      7,553,787        144,237      1,215,702         44,575
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (692)          (157)          (372)          (408)          (355)
  Payments received from contract owners                   260,299         81,637        234,844         24,592        143,165
  Transfers between sub-accounts (including fixed
   account), net                                           324,027     (2,613,484)       113,799       (398,644)        48,848
  Transfers for contract benefits and terminations         (53,059)    (2,540,367)        (5,789)      (500,258)             -
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 530,575     (5,072,371)       342,482       (874,718)       191,658
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  749,023      2,481,416        486,719        340,984        236,233
Net assets at beginning of period                          560,801     30,803,759        398,919      5,044,898         29,743
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    1,309,824     33,285,175        885,638      5,385,882        265,976
                                                    ==============  =============  =============  =============  =============

                                                              Alliance
                                                    ----------------------------

                                                       Premier        Premier
                                                       Growth         Growth
                                                      Portfolio     Portfolio B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (482,670)      (820,153)
  Net realized gain (loss)                             (3,897,505)       (16,354)
  Change in unrealized appreciation (depreciation)     11,205,353     11,828,760
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         6,825,178     10,992,253
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                  260,364     14,899,361
  Transfers between sub-accounts (including fixed
   account), net                                         (787,577)    18,378,920
  Transfers for contract benefits and terminations     (2,766,507)    (1,956,632)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (3,293,720)    31,321,649
                                                    -------------  -------------
    Net increase (decrease) in net assets               3,531,458     42,313,902
Net assets at beginning of period                      32,918,709     34,408,263
                                                    -------------  -------------
Net assets at end of period                            36,450,167     76,722,165
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                              Alliance                              Liberty
                                                    -----------------------------------------------------------  -------------
                                                       Bernstein      Bernstein      Bernstein                      Newport
                                                      Real Estate    Real Estate       Small        Bernstein     Tiger Fund,
                                                      Investment     Investment         Cap           Value        Variable
                                                       Portfolio     Portfolio B    Portfolio B    Portfolio B      Series
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      144,745        230,570        (16,602)        (7,229)         5,729
  Net realized gain (loss)                                 340,896          2,344         57,386          5,689        (17,336)
  Change in unrealized appreciation (depreciation)       3,236,696      7,712,312        590,958        250,280        222,322
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          3,722,337      7,945,226        631,742        248,740        210,715
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -           (492)          (289)          (282)
  Payments received from contract owners                   152,915      6,410,432        157,018         40,268            214
  Transfers between sub-accounts (including fixed
   account), net                                          (305,247)     5,988,804       (101,232)       148,883       (105,743)
  Transfers for contract benefits and terminations        (735,153)      (860,012)       (45,555)       (32,350)       (30,649)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (887,485)    11,539,224          9,739        156,512       (136,460)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                2,834,852     19,484,450        641,481        405,252         74,255
Net assets at beginning of period                       10,445,440     15,038,657      1,505,665        758,825        577,600
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   13,280,292     34,523,107      2,147,146      1,164,077        651,855
                                                    ==============  =============  =============  =============  =============

                                                            Goldman Sachs
                                                    ----------------------------
                                                        Growth
                                                          &        International
                                                        Income        Equity
                                                         Fund          Fund
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (6,903)        48,304
  Net realized gain (loss)                               (157,185)      (154,336)
  Change in unrealized appreciation (depreciation)      1,072,089        665,208
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           908,001        559,176
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                               (284)          (240)
  Payments received from contract owners                    1,944             36
  Transfers between sub-accounts (including fixed
   account), net                                         (240,048)       (88,470)
  Transfers for contract benefits and terminations       (610,294)      (246,984)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (848,682)      (335,658)
                                                    -------------  -------------
    Net increase (decrease) in net assets                  59,319        223,518
Net assets at beginning of period                       4,446,183      1,818,822
                                                    -------------  -------------
Net assets at end of period                             4,505,502      2,042,340
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                             Scudder II
                                                    -----------------------------------------------------------  --------------
                                                        Dreman          Small         Dreman
                                                      High Return        Cap         Small Cap      Government
                                                        Equity         Growth          Value        Securities        Bond
                                                       Portfolio      Portfolio      Portfolio      Portfolio        Series
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $          814        (23,985)       (12,816)        56,422         60,609
  Net realized gain (loss)                                  (3,515)      (294,065)       193,886        109,472         35,280
  Change in unrealized appreciation (depreciation)          70,660        759,399      1,516,910       (139,260)        (1,233)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             67,959        441,349      1,697,980         26,634         94,656
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -           (238)          (371)          (325)             -
  Payments received from contract owners                         -         14,370          8,081          5,252          1,575
  Transfers between sub-accounts (including fixed
   account), net                                            45,827        185,287       (625,820)      (752,240)      (114,757)
  Transfers for contract benefits and terminations        (132,836)       (96,091)      (428,917)      (341,905)      (230,068)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (87,009)       103,328     (1,047,027)    (1,089,218)      (343,250)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  (19,050)       544,677        650,953     (1,062,584)      (248,594)
Net assets at beginning of period                          255,550      1,566,700      4,862,753      4,062,899      1,265,163
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $      236,500      2,111,377      5,513,706      3,000,315      1,016,569
                                                    ==============  =============  =============  =============  =============

                                                          MFS
                                                    -----------------------------


                                                       Research         Research
                                                        Series          Series B
                                                    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (71,049)         (13,450)
  Net realized gain (loss)                             (1,271,900)         (13,847)
  Change in unrealized appreciation (depreciation)      3,353,988          286,578
                                                    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         2,011,039          259,281
                                                    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              (77)
  Payments received from contract owners                   23,772          169,547
  Transfers between sub-accounts (including fixed
   account), net                                         (723,728)          20,928
  Transfers for contract benefits and terminations       (858,763)         (27,588)
                                                    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                             (1,558,719)         162,810
                                                    -------------    -------------
    Net increase (decrease) in net assets                 452,320          422,091
Net assets at beginning of period                       9,969,572          987,698
                                                    -------------    -------------
Net assets at end of period                            10,421,892        1,409,789
                                                    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                       MFS
                                                    ---------------------------------------------------------------------------

                                                       Emerging        Emerging         High           High        Strategic
                                                        Growth          Growth         Income         Income        Income
                                                        Series         Series B        Series        Series B       Series
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (158,592)       (11,990)       236,235        522,768         68,694
  Net realized gain (loss)                              (2,258,550)       (26,937)      (146,878)         5,767         22,643
  Change in unrealized appreciation (depreciation)       5,246,853        222,592      1,256,845      3,276,827         54,574
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          2,829,711        183,665      1,346,202      3,805,362        145,911
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -           (142)             -              -              -
  Payments received from contract owners                    95,211         60,331         34,698      7,505,013            483
  Transfers between sub-accounts (including fixed
   account), net                                          (637,861)       155,123        823,315     10,325,503         37,723
  Transfers for contract benefits and terminations      (1,011,559)       (11,871)      (739,810)      (942,274)      (105,199)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (1,554,209)       203,441        118,203     16,888,242        (66,993)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                1,275,502        387,106      1,464,405     20,693,604         78,918
Net assets at beginning of period                       10,477,711        631,507      8,259,815     15,331,198      1,661,309
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   11,753,213      1,018,613      9,724,220     36,024,802      1,740,227
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------

                                                      Strategic      Investors
                                                       Income          Trust
                                                      Series B        Series
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            126,065       (141,891)
  Net realized gain (loss)                                 10,511       (730,697)
  Change in unrealized appreciation (depreciation)        194,852      4,536,268
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           331,428      3,663,680
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                               (448)             -
  Payments received from contract owners                1,348,441        162,373
  Transfers between sub-accounts (including fixed
   account), net                                        1,906,394        511,040
  Transfers for contract benefits and terminations       (147,673)    (1,292,910)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              3,106,714       (619,497)
                                                    -------------  -------------
    Net increase (decrease) in net assets               3,438,142      3,044,183
Net assets at beginning of period                       2,314,008     18,336,877
                                                    -------------  -------------
Net assets at end of period                             5,752,150     21,381,060
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                         MFS
                                                    --------------------------------------------  ----------------

                                                       Investors         New            New            Davis
                                                         Trust        Discovery      Discovery        Venture
                                                       Series B        Series        Series B     Value Fund A (f)
                                                    --------------  -------------  -------------  ----------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (175,355)       (83,651)      (418,023)            (65)
  Net realized gain (loss)                                (273,940)      (145,837)       (12,529)              -
  Change in unrealized appreciation (depreciation)       3,512,001      1,902,552      8,408,852               1
                                                    --------------  -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                          3,062,706      1,673,064      7,978,300             (64)
                                                    --------------  -------------  -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -               -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -               -
  Payments received from contract owners                   194,035         40,691      7,301,037          40,402
  Transfers between sub-accounts (including fixed
   account), net                                          (107,070)     1,127,963      7,440,916       1,732,240
  Transfers for contract benefits and terminations        (722,838)      (387,288)      (969,784)              -
                                                    --------------  -------------  -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                (635,873)       781,366     13,772,169       1,772,642
                                                    --------------  -------------  -------------   -------------
    Net increase (decrease) in net assets                2,426,833      2,454,430     21,750,469       1,772,578
Net assets at beginning of period                       15,666,906      4,967,481     17,057,662               -
                                                    --------------  -------------  -------------   -------------
Net assets at end of period                         $   18,093,739      7,421,911     38,808,131       1,772,578
                                                    ==============  =============  =============   =============

                                                               MetLife
                                                    --------------------------------------------
                                                                       Harris
                                                        Davis         Oakmark       Jennison
                                                       Venture        Focused        Growth
                                                     Value Fund E   Value Fund B   Portfolio B
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                         (1,213,066)      (979,858)      (511,292)
  Net realized gain (loss)                                186,182         27,709        690,362
  Change in unrealized appreciation (depreciation)     27,229,006     19,694,154      8,571,220
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        26,202,122     18,742,005      8,750,290
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                               (907)        (1,127)        (1,161)
  Payments received from contract owners               67,153,742     47,093,305     35,263,789
  Transfers between sub-accounts (including fixed
   account), net                                       36,936,608     22,677,652      3,566,054
  Transfers for contract benefits and terminations     (2,696,645)    (1,541,183)      (922,426)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                            101,392,798     68,228,647     37,906,256
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets             127,594,920     86,970,652     46,656,546
Net assets at beginning of period                      37,182,400     23,633,258     13,609,644
                                                    -------------  -------------  -------------
Net assets at end of period                           164,777,320    110,603,910     60,266,190
                                                    =============  =============  =============

(f) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                     MetLife
                                                    ---------------------------------------------------------------------------
                                                          MFS            MFS            MFS          Capital        Capital
                                                       Investors        Total          Total         Guardian      Guardian
                                                         Trust          Return         Return      U.S. Equity    U.S. Equity
                                                       Series B      Series A (f)     Series B     Series A (f)    Series B
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (337,727)           (93)       (18,943)           (98)      (158,849)
  Net realized gain (loss)                                     567              -        226,947              -        373,027
  Change in unrealized appreciation (depreciation)       6,053,593          4,059      1,793,323             60      5,194,350
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          5,716,433          3,966      2,001,327            (38)     5,408,528
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (730)             -           (786)             -           (759)
  Payments received from contract owners                11,188,013         17,897      1,686,663         98,391      3,917,618
  Transfers between sub-accounts (including fixed
   account), net                                        16,694,981      2,448,298      6,914,964      2,452,023      9,743,407
  Transfers for contract benefits and terminations        (897,841)             -       (622,614)             -       (723,125)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              26,984,423      2,466,195      7,978,227      2,550,414     12,937,141
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               32,700,856      2,470,161      9,979,554      2,550,376     18,345,669
Net assets at beginning of period                       11,402,916              -      6,665,479              -      8,740,401
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   44,103,772      2,470,161     16,645,033      2,550,376     27,086,070
                                                    ==============  =============  =============  =============  =============

                                                    ------------------------------

                                                     Met/Putnam      Met/Putnam
                                                       Voyager         Voyager
                                                     Portfolio A   Portfolio B (f)
                                                    -------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (6,556)         (5,021)
  Net realized gain (loss)                                 61,997           3,072
  Change in unrealized appreciation (depreciation)        145,099          88,691
                                                    -------------   -------------
    Net increase (decrease) in net assets from
     operations                                           200,540          86,742
                                                    -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -               -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -             (68)
  Payments received from contract owners                        -         451,779
  Transfers between sub-accounts (including fixed
   account), net                                         (124,895)        955,958
  Transfers for contract benefits and terminations              -         (10,748)
                                                    -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                               (124,895)      1,396,921
                                                    -------------   -------------
    Net increase (decrease) in net assets                  75,645       1,483,663
Net assets at beginning of period                         300,962               -
                                                    -------------   -------------
Net assets at end of period                               376,607       1,483,663
                                                    =============   =============

(f) For the period from May 1, 2003 to Deember 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                      MetLife
                                                    --------------------------------------------------------------------------
                                                        Putnam         Putnam
                                                     International  International       MFS         SSR Money        Stock
                                                         Stock          Stock         Research       Market          Index
                                                        Class A      Class B (f)    Series B (f)  Portfolio (g)   Portfolio B
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (1,755)       (51,500)          (591)      (145,551)       (59,961)
  Net realized gain (loss)                                 (30,682)         5,955            119              -         77,416
  Change in unrealized appreciation (depreciation)          87,235      1,397,242          9,945              -      3,986,917
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             54,798      1,351,697          9,473       (145,551)     4,004,372
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -            (84)           (34)             -         (1,095)
  Payments received from contract owners                         -      7,265,232         77,172        108,902     10,217,292
  Transfers between sub-accounts (including fixed
   account), net                                           (29,941)     4,578,516         41,221     30,435,554      1,388,439
  Transfers for contract benefits and terminations         (34,149)       (74,592)             -     (8,299,192)      (409,075)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (64,090)    11,769,072        118,359     22,245,264     11,195,561
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   (9,292)    13,120,769        127,832     22,099,713     15,199,933
Net assets at beginning of period                          267,861              -              -              -      8,933,888
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $      258,569     13,120,769        127,832     22,099,713     24,133,821
                                                    ==============  =============  =============  =============  =============

                                                             Oppenheimer
                                                    ----------------------------
                                                                      Main Street
                                                       Capital         Growth &
                                                     Appreciation       Income
                                                         Fund            Fund
                                                    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (78,655)         (35,560)
  Net realized gain (loss)                               (569,763)        (474,196)
  Change in unrealized appreciation (depreciation)      2,599,789        2,381,338
                                                    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         1,951,371        1,871,582
                                                    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -                -
  Payments received from contract owners                   13,157           13,977
  Transfers between sub-accounts (including fixed
   account), net                                        1,315,581           37,574
  Transfers for contract benefits and terminations       (755,263)        (637,186)
                                                    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                573,475         (585,635)
                                                    -------------    -------------
    Net increase (decrease) in net assets               2,524,846        1,285,947
Net assets at beginning of period                       6,721,728        8,152,252
                                                    -------------    -------------
Net assets at end of period                             9,246,574        9,438,199
                                                    =============    =============

(f) For the period from May 1, 2003 to December 31, 2003.
(g) For the period from April 25, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                     Oppenheimer
                                                    --------------------------------------------      --------------

                                                         High                          Strategic         Growth &
                                                        Income             Bond          Bond             Income
                                                         Fund              Fund          Fund              Fund
                                                    --------------    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      165,320          560,645        163,641          150,485
  Net realized gain (loss)                                 (82,162)         (38,972)        (5,213)      (1,419,106)
  Change in unrealized appreciation (depreciation)         510,741          155,494        356,507        6,289,366
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            593,899          677,167        514,935        5,020,745
                                                    --------------    -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -                -              -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -                -              -                -
  Payments received from contract owners                     7,479          107,416          1,106          162,086
  Transfers between sub-accounts (including fixed
   account), net                                           137,406       (1,660,801)        46,578       (2,248,488)
  Transfers for contract benefits and terminations        (137,391)      (1,071,842)      (526,382)      (2,086,144)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                   7,494       (2,625,227)      (478,698)      (4,172,546)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets                  601,393       (1,948,060)        36,237          848,199
Net assets at beginning of period                        2,549,350       14,091,948      3,418,731       21,459,657
                                                    --------------    -------------  -------------    -------------
Net assets at end of period                         $    3,150,743       12,143,888      3,454,968       22,307,856
                                                    ==============    =============  =============    =============

                                                                Putnam
                                                    --------------------------------------------

                                                       Growth &         New            New
                                                        Income         Value          Value
                                                        Fund B         Fund           Fund B
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                591          2,927         (1,879)
  Net realized gain (loss)                                (12,928)       (13,527)         6,105
  Change in unrealized appreciation (depreciation)        463,881        466,792        234,355
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           451,544        456,192        238,581
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                               (210)             -           (286)
  Payments received from contract owners                  451,436            745         55,248
  Transfers between sub-accounts (including fixed
   account), net                                          455,214       (225,401)      (503,664)
  Transfers for contract benefits and terminations        (41,188)      (212,091)       (14,389)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                865,252       (436,747)      (463,091)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets               1,316,796         19,445       (224,510)
Net assets at beginning of period                       1,295,970      1,697,261        941,155
                                                    -------------  -------------  -------------
Net assets at end of period                             2,612,766      1,716,706        716,645
                                                    =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                     Putnam
                                                    ---------------------------------------------------------------------------
                                                                                                                 International
                                                                                   International                      New
                                                         Vista          Vista         Growth      International  Opportunities
                                                         Fund           Fund B         Fund         Equity B         Fund
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (76,706)       (15,231)       (57,419)      (272,325)       (15,595)
  Net realized gain (loss)                              (1,244,586)       (49,880)    (1,172,509)        39,890       (195,723)
  Change in unrealized appreciation (depreciation)       2,812,877        333,920      6,145,401     10,829,806        756,511
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          1,491,585        268,809      4,915,473     10,597,371        545,193
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -           (231)             -              -              -
  Payments received from contract owners                    37,794         51,693        213,642      4,413,968          7,671
  Transfers between sub-accounts (including fixed
   account), net                                          (632,139)      (645,145)      (664,023)     9,791,300       (354,091)
  Transfers for contract benefits and terminations        (378,985)       (34,131)    (1,411,042)    (1,424,642)       (81,573)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (973,330)      (627,814)    (1,861,423)    12,780,626       (427,993)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  518,255       (359,005)     3,054,050     23,377,997        117,200
Net assets at beginning of period                        5,244,269      1,122,654     19,319,870     26,349,153      1,955,461
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    5,762,524        763,649     22,373,920     49,727,150      2,072,661
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                    International
                                                         New
                                                    Opportunities      Equity
                                                       Fund B       Income B (f)
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (3,638)          (833)
  Net realized gain (loss)                                  3,972          8,167
  Change in unrealized appreciation (depreciation)         80,893        222,989
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            81,227        230,323
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                               (340)           (64)
  Payments received from contract owners                   33,630        660,334
  Transfers between sub-accounts (including fixed
   account), net                                          (58,107)     1,784,541
  Transfers for contract benefits and terminations         (2,125)       (85,956)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (26,942)     2,358,855
                                                    -------------  -------------
    Net increase (decrease) in net assets                  54,285      2,589,178
Net assets at beginning of period                         256,543              -
                                                    -------------  -------------
Net assets at end of period                               310,828      2,589,178
                                                    =============  =============

(f) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                    Templeton
                                                    ---------------------------------------------------------------------------
                                                        Global          Global        Franklin       Franklin
                                                        Income          Income         Small          Small          Growth
                                                      Securities      Securities        Cap            Cap         Securities
                                                         Fund           Fund B          Fund          Fund B          Fund
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       74,790         30,306        (50,900)       (52,768)         6,972
  Net realized gain (loss)                                  66,539         23,307       (653,645)       (40,019)      (155,762)
  Change in unrealized appreciation (depreciation)          92,666         35,599      1,805,634      1,283,112        817,831
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            233,995         89,212      1,101,089      1,190,325        669,041
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (139)          (945)             -           (435)           (96)
  Payments received from contract owners                         -              -         14,469      1,132,118         10,134
  Transfers between sub-accounts (including fixed
   account), net                                            26,854        (81,142)       435,683      1,001,995        (55,307)
  Transfers for contract benefits and terminations         (90,952)       (26,645)      (295,094)      (144,716)      (227,075)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (64,237)      (108,732)       155,058      1,988,962       (272,344)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  169,758        (19,520)     1,256,147      3,179,287        396,697
Net assets at beginning of period                        1,124,003        491,811      3,740,796      2,668,626      2,405,712
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    1,293,761        472,291      4,996,943      5,847,913      2,802,409
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------

                                                        Growth        Foreign
                                                      Securities     Securities
                                                        Fund B          Fund
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              4,447         55,433
  Net realized gain (loss)                                (20,390)    (1,303,739)
  Change in unrealized appreciation (depreciation)        500,477      4,451,588
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           484,534      3,203,282
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                               (464)             -
  Payments received from contract owners                    3,334        222,476
  Transfers between sub-accounts (including fixed
   account), net                                          (21,918)       658,151
  Transfers for contract benefits and terminations        (39,499)      (829,726)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (58,547)        50,901
                                                    -------------  -------------
    Net increase (decrease) in net assets                 425,987      3,254,183
Net assets at beginning of period                       1,603,640     10,579,222
                                                    -------------  -------------
Net assets at end of period                             2,029,627     13,833,405
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                    Templeton
                                                    ---------------------------------------------------------------------------
                                                                      Developing     Developing       Mutual         Mutual
                                                       Foreign         Markets        Markets         Shares         Shares
                                                      Securities      Securities     Securities     Securities     Securities
                                                        Fund B           Fund          Fund B          Fund          Fund B
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       15,971         (2,263)       (54,203)       (24,968)       (91,149)
  Net realized gain (loss)                                  (8,051)       (54,503)        34,179       (131,109)       (55,655)
  Change in unrealized appreciation (depreciation)       2,394,238      2,804,010      7,069,830      2,209,288      4,414,512
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          2,402,158      2,747,244      7,049,806      2,053,211      4,267,708
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (420)             -              -              -           (379)
  Payments received from contract owners                 2,810,100         71,848      3,907,922         19,403      2,068,039
  Transfers between sub-accounts (including fixed
   account), net                                         3,644,102       (160,194)     2,880,977       (162,035)     3,522,878
  Transfers for contract benefits and terminations        (238,254)      (446,509)      (499,444)      (531,843)      (558,851)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               6,215,528       (534,855)     6,289,455       (674,475)     5,031,687
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                8,617,686      2,212,389     13,339,261      1,378,736      9,299,395
Net assets at beginning of period                        4,684,247      5,817,136      9,871,133      9,344,939     15,251,887
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   13,301,933      8,029,525     23,210,394     10,723,675     24,551,282
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                    Franklin Large Franklin Large
                                                      Cap Growth     Cap Growth
                                                      Securities     Securities
                                                         Fund          Fund B
                                                    -------------- --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (29,861)       (33,635)
  Net realized gain (loss)                               (479,654)       (65,547)
  Change in unrealized appreciation (depreciation)      1,575,098      1,424,957
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         1,065,583      1,325,775
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -           (398)
  Payments received from contract owners                   21,119        109,088
  Transfers between sub-accounts (including fixed
   account), net                                         (244,807)       217,996
  Transfers for contract benefits and terminations       (384,730)      (242,742)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (608,418)        83,944
                                                    -------------  -------------
    Net increase (decrease) in net assets                 457,165      1,409,719
Net assets at beginning of period                       4,633,576      5,100,091
                                                    -------------  -------------
Net assets at end of period                             5,090,741      6,509,810
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                    Fidelity
                                                    ---------------------------------------------------------------------------
                                                                                                     Growth        Growth &
                                                        Growth         Growth        Contrafund   Opportunities     Income
                                                       Portfolio     Portfolio B     Portfolio      Portfolio      Portfolio
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (24,909)       (81,649)       (29,376)        (2,790)        (4,152)
  Net realized gain (loss)                                (329,271)       (21,559)      (119,095)       (51,350)      (182,427)
  Change in unrealized appreciation (depreciation)         956,985      1,590,794        906,449        174,645        603,442
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            602,805      1,487,586        757,978        120,505        416,863
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -            (74)             -              -              -
  Payments received from contract owners                     6,514      4,195,576          2,250            250          3,800
  Transfers between sub-accounts (including fixed
   account), net                                          (112,965)     4,354,773        214,975        (20,100)       262,349
  Transfers for contract benefits and terminations        (226,034)      (125,750)      (393,091)       (45,331)      (469,780)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (332,485)     8,424,525       (175,866)       (65,181)      (203,631)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  270,320      9,912,111        582,112         55,324        213,232
Net assets at beginning of period                        2,199,035      2,227,808      2,870,370        479,918      1,986,671
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    2,469,355     12,139,919      3,452,482        535,242      2,199,903
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                       Equity-        Equity-
                                                       Income         Income
                                                      Portfolio     Portfolio B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              7,136         (9,194)
  Net realized gain (loss)                                (56,072)        13,806
  Change in unrealized appreciation (depreciation)        484,221        968,629
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           435,285        973,241
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -           (263)
  Payments received from contract owners                    3,289        591,285
  Transfers between sub-accounts (including fixed
   account), net                                          (93,322)     1,111,123
  Transfers for contract benefits and terminations       (106,137)      (141,835)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (196,170)     1,560,310
                                                    -------------  -------------
    Net increase (decrease) in net assets                 239,115      2,533,551
Net assets at beginning of period                       1,670,030      2,515,350
                                                    -------------  -------------
Net assets at end of period                             1,909,145      5,048,901
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                       Fidelity                   American Century
                                                    --------------  -------------------------------------------  --------------

                                                         High          Income &                                      Stock
                                                        Income          Growth     International      Value          Index
                                                      Portfolio B        Fund          Fund           Fund           Fund
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       10,011       (164,481)        (4,394)       (55,100)           564
  Net realized gain (loss)                                  14,996        (29,610)       (16,313)       (79,445)       (45,175)
  Change in unrealized appreciation (depreciation)          87,437     17,118,815        150,100      3,635,481        228,973
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            112,444     16,924,724        129,393      3,500,936        184,362
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (419)             -           (215)             -              -
  Payments received from contract owners                   326,933      5,711,831         95,575        227,738              -
  Transfers between sub-accounts (including fixed
   account), net                                           108,069      5,342,827        (71,640)    (1,885,177)       (37,327)
  Transfers for contract benefits and terminations         (10,014)    (2,735,778)       (18,899)      (593,348)       (34,822)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 424,569      8,318,880          4,821     (2,250,787)       (72,149)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  537,013     25,243,604        134,214      1,250,149        112,213
Net assets at beginning of period                          294,687     50,274,651        541,937     14,582,012        768,133
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $      831,700     75,518,255        676,151     15,832,161        880,346
                                                    ==============  =============  =============  =============  =============

                                                        Dreyfus
                                                    -----------------------------

                                                        Stock       Disciplined
                                                        Index          Stock
                                                        Fund B       Portfolio
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (8,853)          (696)
  Net realized gain (loss)                                (19,997)       (27,921)
  Change in unrealized appreciation (depreciation)        605,042         49,084
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           576,192         20,467
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (85)             -
  Payments received from contract owners                  107,293              -
  Transfers between sub-accounts (including fixed
   account), net                                          147,382        (37,219)
  Transfers for contract benefits and terminations        (53,438)        (1,243)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                201,152        (38,462)
                                                    -------------  -------------
    Net increase (decrease) in net assets                 777,344        (17,995)
Net assets at beginning of period                       2,024,534        134,247
                                                    -------------  -------------
Net assets at end of period                             2,801,878        116,252
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                       Dreyfus                               INVESCO
                                                    --------------------------------------------  ----------------------------

                                                      Disciplined      Capital        Capital                        High
                                                         Stock       Appreciation   Appreciation     Dynamics        Yield
                                                      Portfolio B     Portfolio     Portfolio B        Fund          Fund
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (2,627)        (1,931)       (54,458)      (381,855)       148,171
  Net realized gain (loss)                                 (14,208)      (290,248)       (54,985)      (449,691)      (186,773)
  Change in unrealized appreciation (depreciation)          71,232      1,120,073      3,337,523      9,018,237        734,311
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             54,397        827,894      3,228,080      8,186,691        695,709
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (244)             -              -              -              -
  Payments received from contract owners                         -         21,265      1,622,700      2,140,200         19,663
  Transfers between sub-accounts (including fixed
   account), net                                           (23,807)      (451,302)     1,111,553        827,828       (440,683)
  Transfers for contract benefits and terminations          (3,338)      (346,657)      (585,596)    (1,067,933)      (166,099)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (27,389)      (776,694)     2,148,657      1,900,095       (587,119)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   27,008         51,200      5,376,737     10,086,786        108,590
Net assets at beginning of period                          266,689      4,962,889     14,158,106     19,308,805      3,333,865
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $      293,697      5,014,089     19,534,843     29,395,591      3,442,455
                                                    ==============  =============  =============  =============  =============

                                                                PIMCO
                                                    ----------------------------

                                                        High            Low
                                                        Yield        Duration
                                                      Portfolio      Portfolio
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            161,635         44,316
  Net realized gain (loss)                                 26,060         70,130
  Change in unrealized appreciation (depreciation)        302,587        (24,571)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           490,282         89,875
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                               (329)          (109)
  Payments received from contract owners                  992,422      2,296,590
  Transfers between sub-accounts (including fixed
   account), net                                        2,405,973      1,394,369
  Transfers for contract benefits and terminations       (126,915)      (898,814)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              3,271,151      2,792,036
                                                    -------------  -------------
    Net increase (decrease) in net assets               3,761,433      2,881,911
Net assets at beginning of period                       1,007,116     10,156,338
                                                    -------------  -------------
Net assets at end of period                             4,768,549     13,038,249
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                PIMCO                          Scudder I           First American
                                                    -----------------------------    ----------------------------  --------------
                                                      StocksPLUS
                                                       Growth &           Total                                        Equity
                                                        Income           Return      International  International      Income
                                                      Portfolio         Portfolio      Portfolio     Portfolio B      Class B
                                                    --------------    -------------  -------------  -------------  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $        6,482          500,366        (13,509)       (75,747)        85,268
  Net realized gain (loss)                                 (41,363)         501,815       (355,077)       (19,878)      (346,515)
  Change in unrealized appreciation (depreciation)         306,065          239,014        885,200      2,121,213      3,920,443
                                                    --------------    -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            271,184        1,241,195        516,614      2,025,588      3,659,196
                                                    --------------    -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -                -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (269)               -              -            (71)             -
  Payments received from contract owners                    81,871          703,205         12,147        850,123         16,366
  Transfers between sub-accounts (including fixed
   account), net                                           (23,921)        (791,950)      (143,354)       673,636       (541,838)
  Transfers for contract benefits and terminations         (17,095)      (2,298,767)      (192,382)      (252,303)    (2,259,103)
                                                    --------------    -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  40,586       (2,387,512)      (323,589)     1,271,385     (2,784,575)
                                                    --------------    -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  311,770       (1,146,317)       193,025      3,296,973        874,621
Net assets at beginning of period                          917,397       36,736,533      2,253,270      6,111,770     16,412,197
                                                    --------------    -------------  -------------  -------------  -------------
Net assets at end of period                         $    1,229,167       35,590,216      2,446,295      9,408,743     17,286,818
                                                    ==============    =============  =============  =============  =============





                                                        Total
                                                    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                        (10,103,382)
  Net realized gain (loss)                           (127,888,963)
  Change in unrealized appreciation (depreciation)    908,444,400
                                                    -------------
    Net increase (decrease) in net assets from
     operations                                       770,452,055
                                                    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     7
  MetLife Investors Insurance Company of Missouri
   redemptions                                            (36,857)
  Payments received from contract owners              855,587,832
  Transfers between sub-accounts (including fixed
   account), net                                      516,196,894
  Transfers for contract benefits and terminations   (250,905,561)
                                                    -------------
    Net increase (decrease) in net assets from
     contract transactions                          1,120,842,315
                                                    -------------
    Net increase (decrease) in net assets           1,891,294,370
Net assets at beginning of period                   2,634,522,353
                                                    -------------
Net assets at end of period                         4,525,816,723
                                                    =============

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(1) ORGANIZATION:
   MetLife Investors Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by MetLife Investors Insurance Company (MLI) and exists in accordance with the regulations of the Missouri Department of Insurance. MLI is an independent wholly owned subsidiary of Metropolitan Life Insurance Company (Metropolitan Life). The Separate Account is a funding vehicle for variable annuity contracts issued by MLI.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of thirteen investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940, as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLI.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLI's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLI may conduct.

   The following sub-accounts were available for investment as of December 31, 2004:

                 Met Investors Series Trust (Met Investors):
                  Lord Abbett Growth & Income Portfolio
                  Lord Abbett Growth & Income Portfolio B
                  Lord Abbett Bond Debenture Portfolio
                  Lord Abbett Bond Debenture Portfolio B
                  Lord Abbett Growth Opportunity Portfolio
                  Lord Abbett Growth Opportunity Portfolio B
                  Lord Abbett Mid-Cap Value Portfolio
                  Lord Abbett Mid-Cap Value Portfolio B
                  Lord Abbett America's Value Portfolio B
                  Met/Putnam Capital Opportunities Portfolio A
                  Met/Putnam Capital Opportunities Portfolio B
                  Oppenheimer Capital Appreciation Portfolio
                  Oppenheimer Capital Appreciation Portfolio B
                  PIMCO Inflation Protected Bond Portfolio B
                  PIMCO Money Market Portfolio B
                  Janus Aggressive Growth Portfolio
                  Janus Aggressive Growth Portfolio B
                  PIMCO Total Return Bond Portfolio
                  PIMCO Total Return Bond Portfolio B
                  PIMCO Innovation Portfolio B
                  T Rowe Price Mid Cap Growth Portfolio
                  T Rowe Price Mid Cap Growth Portfolio B
                  MFS Research International Portfolio
                  MFS Research International Portfolio B
                  AIM Small Cap Growth Portfolio B
                  AIM Mid Cap Core Equity Portfolio B
                  Harris Oakmark International Portfolio B
                  Third Avenue Small Cap Value Portfolio B
                  Neuberger Berman Real Estate Portfolio B
                  Turner Mid-Cap Growth Portfolio B
                  Goldman Sachs Mid Cap Value Portfolio B
                  Defensive Strategy Fund of Fund B
                  Moderate Strategy Fund of Fund B
                  Balance Strategy Fund of Fund B
                  Growth Strategy Fund of Fund B
                  Aggressive Strategy Fund of Fund B
            Russell Insurance Funds (Russell):
             Multi-Style Equity Fund
             Aggressive Equity Fund
             Non-U.S. Fund
             Core Bond Fund
             Real Estate Securities Fund
            AIM Variable Insurance Funds, Inc. (AIM):
             Premier Equity Fund
             Capital Appreciation Fund
             Capital Appreciation Fund B
             International Growth Fund
             International Growth Fund B
            Alliance Variable Products Series Fund, Inc. (Alliance):
             Bernstein Real Estate Investment Portfolio
             Bernstein Real Estate Investment Portfolio B
            Scudder Variable Series II (Scudder II):
             Small Cap Growth Portfolio
             Dreman Small Cap Value Portfolio
             Government Securities Portfolio
            MFS Variable Insurance Trust (MFS):
             High Income Series
             High Income Series B
             Investors Trust Series
             Investors Trust Series B
             New Discovery Series
             New Discovery Series B
            Metropolitan Life Series Funds, Inc. (MetLife):
             Davis Venture Value Fund A
             Davis Venture Value Fund E
             Harris Oakmark Focused Value Fund B
             Jennison Growth Portfolio B
             MFS Investors Trust Series B
             MFS Total Return Series A
             MFS Total Return Series B
             Capital Guardian U.S. Equity Series A
             Capital Guardian U.S. Equity Series B
             Met/Putnam Voyager Portfolio A

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:

          Metropolitan Life Series Funds, Inc. (MetLife), (Continued)
           Met/Putnam Voyager Portfolio B
           Putnam International Stock Class A
           Putnam International Stock Class B
           SSR Money Market Portfolio
           Stock Index Portfolio B
           SSR Bond Income Class A
           SSR Bond Income Class B
           SSR Aurora Class B
           Franklin Templeton Small Cap Portfolio B
           Salomon Brothers Strategic Bond Class A
           Salomon Brothers Strategic Bond Class B
           T Rowe Price Small Cap Class A
           T Rowe Price Small Cap Class B
           T Rowe Price Large Cap Class A
           T Rowe Price Large Cap Class B
          Oppenheimer Variable Account Funds (Oppenheimer):
           Capital Appreciation Fund
          Putnam Variable Trust (Putnam):
           Growth & Income Fund
           Growth & Income Fund B
           Vista Fund
           Vista Fund B
           International Growth Fund
           International Equity B
           Equity Income B


       Franklin Templeton Variable Insurance Products Trust (Templeton):
        Growth Securities Fund
        Growth Securities Fund B
        Foreign Securities Fund
        Foreign Securities Fund B
        Developing Markets Securities Fund
        Developing Markets Securities Fund B
       Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
        Growth Portfolio
        Growth Portfolio B
        Contrafund Portfolio
        Growth Opportunities Portfolio
        Growth & Income Portfolio
        Equity-Income Portfolio
        Equity-Income Portfolio B
        High Income Portfolio B
       Dreyfus Variable Investment Fund (Dreyfus):
        Stock Index Fund
        Stock Index Fund B
       PIMCO Variable Insurance Trust (PIMCO):
        High Yield Portfolio
        Low Duration Portfolio
        StocksPLUS Growth & Income Portfolio
        Total Return Portfolio

     During 2003, the following sub-accounts changed names:
       Met Investors Series Trust - MFS Mid Cap Growth Portfolio B to T
        Rowe Price Mid Cap Growth Portfolio B
       Met Investors Series Trust - SSR Concentrated International
        Portfolio B to Harris Oakmark International Portfolio B
       Met Investors Series Trust - JP Morgan Small Cap Stock Portfolio B
        to Met/Putnam Capital Opportunities Portfolio B
       New England Zenith - Zenith Jennison Growth Portfolio B to MetLife
        Series - MetLife Jennison Growth Portfolio B
       New England Zenith - Zenith Harris Oakmark Focused Value Fund to
        MetLife Series - MetLife Harris Oakmark Focused Value Fund B
       New England Zenith - Zenith Davis Venture Value Fund E to MetLife
        Series - MetLife Davis Venture Value Fund E
       New England Zenith - Zenith MFS Total Return Series B to MetLife
        Series - MetLife MFS Total Return Series B
       New England Zenith - Zenith MFS Investors Trust Series B to MetLife
        Series - MetLife MFS Investors Trust Series B
       New England Zenith - Zenith Capital Guardian U.S. Equity Series B
        to MetLife Series - MetLife Capital Guardian U.S. Equity Series B MetLife Series - Putnam Large Cap Growth Portfolio to Met/Putnam
        Voyager Portfolio A
       Putnam Series - Putnam International Growth Fund B to Putnam
        International Equity B

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:
   The following sub-accounts ceased operations during the years ended December 31, 2004 and 2003:

  Year Ended December 31, 2004:                         Date Ceased Operations
  -----------------------------                         ----------------------
  Met Investors JP Morgan Quality Bond Portfolio          November 19, 2004
  Met Investors JP Morgan Quality Bond Portfolio B        November 19, 2004
  Met Investors JP Morgan Select Equity Portfolio         November 19, 2004
  Met Investors JP Morgan Select Equity Portfolio B       November 19, 2004
  Met Investors Met/Putnam Research Portfolio B           November 19, 2004
  AIM Premier Equity Fund B                               April 30, 2004
  Alliance Premier Growth Portfolio                       April 30, 2004
  Alliance Premier Growth Portfolio B                     April 30, 2004
  Alliance Bernstein Small Cap Portfolio B                April 30, 2004
  Alliance Bernstein Value Portfolio B                    April 30, 2004
  Liberty Newport Tiger Fund, Variable Series             April 30, 2004
  Goldman Sachs Growth & Income Fund                      April 30, 2004
  Goldman Sachs International Equity Fund                 April 30, 2004
  Scudder II Dreman High Return Equity Portfolio          April 30, 2004
  MFS Bond Series                                         April 30, 2004
  MFS Research Series                                     April 30, 2004
  MFS Research Series B                                   April 30, 2004
  MFS Emerging Growth Series                              April 30, 2004
  MFS Emerging Growth Series B                            April 30, 2004
  MFS Strategic Income Series                             April 30, 2004
  MFS Strategic Income Series B                           April 30, 2004
  MFS Research Series B                                   April 30, 2004
  Oppenheimer Main Street Growth & Income Fund            April 30, 2004
  Oppenheimer High Income Fund                            April 30, 2004
  Oppenheimer Bond Fund                                   April 30, 2004
  Oppenheimer Strategic Bond Fund                         April 30, 2004
  Putnam New Value Fund                                   April 30, 2004
  Putnam New Value Fund B                                 April 30, 2004
  Putnam International New Opportunities Fund             April 30, 2004
  Putnam International New Opportunities Fund B           April 30, 2004
  Templeton Global Income Securities Fund                 April 30, 2004
  Templeton Global Income Securities Fund B               April 30, 2004
  Templeton Franklin Small Cap Fund                       April 30, 2004
  Templeton Franklin Small Cap Fund B                     April 30, 2004
  Templeton Mutual Shares Securities Fund                 April 30, 2004
  Templeton Mutual Shares Securities Fund B               April 30, 2004
  Templeton Franklin Large Cap Growth Securities Fund     April 30, 2004
  Templeton Franklin Large Cap Growth Securities Fund B   April 30, 2004
  American Century Income & Growth Fund                   April 30, 2004
  American Century International Fund                     April 30, 2004
  American Century Value Fund                             April 30, 2004
  Dreyfus Disciplined Stock Portfolio                     April 30, 2004
  Dreyfus Disciplined Stock Portfolio B                   April 30, 2004

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:

Year Ended December 31, 2004, continued:                         Date Ceased Operations
            ----------------------------------------             ----------------------
Dreyfus Capital Appreciation Portfolio                             April 30, 2004
Dreyfus Capital Appreciation Portfolio B                           April 30, 2004
INVESCO Dynamics Fund                                              April 30, 2004
INVESCO High Yield Fund                                            April 30, 2004
Scudder I International Portfolio                                  April 30, 2004
Scudder I International Portfolio B                                April 30, 2004
First American Equity Income Class B                               April 30, 2004

Year Ended December 31, 2003:
            -----------------------------
Met Investors Lord Abbett Developing Growth Portfolio              April 25, 2003
Met Investors Lord Abbett Developing Growth Portfolio B            April 25, 2003
Met Investors JP Morgan Enhanced Index Portfolio                   April 25, 2003
Met Investors JP Morgan Enhanced Index Portfolio B                 April 25, 2003
Met Investors JP Morgan International Equity Portfolio             April 25, 2003
Met Investors JP Morgan International Equity Portfolio B           April 25, 2003
GACC Money Market Fund                                             April 25, 2003

The following sub-accounts began operations during the years ended December 31, 2004 and 2003:

Year Ended December 31, 2004:                                    Date Began Operations
            -----------------------------                        ----------------------
Met Investors Oppenheimer Capital Appreciation Portfolio           May 3, 2004
Met Investors Janus Aggressive Growth Portfolio                    May 3, 2004
Met Investors PIMCO Total Return Bond Portfolio                    May 3, 2004
Met Investors T Rowe Price Mid Cap Growth Portfolio                May 3, 2004
Met Investors Neuberger Berman Real Estate Portfolio B             May 3, 2004
Met Investors Turner Mid-Cap Growth Portfolio B                    May 3, 2004
Met Investors Goldman Sachs Mid-Cap Value Portfolio B              May 3, 2004
Met Investors Defensive Strategy Fund of Fund B                    November 22, 2004
Met Investors Moderate Strategy Fund of Fund B                     November 22, 2004
Met Investors Balance Strategy Fund of Fund B                      November 22, 2004
Met Investors Growth Strategy Fund of Fund B                       November 22, 2004
Met Investors Aggressive Strategy Fund of Fund B                   November 22, 2004
MetLife SSR Bond Income Class A                                    May 3, 2004
MetLife SSR Bond Income Class B                                    November 22, 2004
MetLife SSR Aurora Class B                                         May 3, 2004
MetLife Franklin Templeton Small Cap Portfolio B                   May 3, 2004
MetLife Salomon Brothers Strategic Bond Class A                    May 3, 2004
MetLife Salomon Brothers Strategic Bond Class B                    May 3, 2004
MetLife T Rowe Price Small Cap Class A                             May 3, 2004
MetLife T Rowe Price Small Cap Class B                             May 3, 2004
MetLife T Rowe Price Large Cap Class A                             May 3, 2004
MetLife T Rowe Price Large Cap Class B                             May 3, 2004

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:

 Year Ended December 31, 2003, continued:                 Date Began Operations
 ----------------------------------------                 ---------------------
 Met Investors Lord Abbett America's Value Portfolio B       May 1, 2003
 Met Investors PIMCO Inflation Protected Bond Portfolio B    May 1, 2003
 Met Investors MFS Research International Portfolio          April 25, 2003
 MetLife Davis Venture Value Fund A                          May 1, 2003
 MetLife MFS Total Return Series A                           May 1, 2003
 MetLife Capital Guardian U.S. Equity Series A               May 1, 2003
 MetLife Met/Putnam Voyager Portfolio B                      May 1, 2003
 MetLife MFS Research Series B                               May 1, 2003
 MetLife Putnam International Stock Class B                  May 1, 2003
 MetLife SSR Money Market Portfolio                          April 25, 2003
 Putnam Equity Income B                                      May 1, 2003

(2) SIGNIFICANT ACCOUNTING POLICIES:

  (A) INVESTMENT VALUATION
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. Realized gains and losses on the sale of portfolio shares owned by the sub-accounts are computed on the basis of the identified cost of the portfolio shares sold. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

  (B) REINVESTMENT OF DISTRIBUTIONS
      Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

  (C) FEDERAL INCOME TAXES
      The operations of the Separate Account are included in the federal income tax return of MLI which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLI believes it will be treated as the owner of the Separate Account assets for federal income tax purposes. MLI does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

  (D) ANNUITY RESERVES
      Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by MLI and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to MLI.

  (E) ESTIMATES
      The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

(3) SEPARATE ACCOUNT EXPENSES:
   For variable annuity contracts, MLI deducts a daily charge from the net assets of the Separate Account sub-accounts that ranges from an annual rate of 0.85% to an annual rate of 2.35%. This charge varies according to the product specifications.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(4) CONTRACT FEES:
   For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, MLI deducts a surrender charge from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or on a declining scale, depending on the product. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the year ended December 31, 2004, MLI deducted surrender fees of $2,629,942 from the Separate Account.

   For variable annuity contracts with a sales charge, MLI deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The following table reflects the amount of the sales charge depending on the contract owner's investment at the time of the payment.

                 Owner's                Sales Charge as a% of
                 Investment             Gross Purchase Payment
                 ----------             ----------------------
                 less than $50,000              5.75%
                 $50,000 - $99,999.99           4.50%
                 $100,000 - $249,999.99         3.50%
                 $250,000 - $499,999.99         2.50%
                 $500,000 - $999,999.99         2.00%
                 $1,000,000 or more             1.00%

   MLI imposes an annual contract maintenance fee of $30 on variable annuity contracts with contract values less than $50,000 on the anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, MLI may deduct a transfer fee of $25 per additional transfer or, if less, 2% of the amount transferred, from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the year ended December 31, 2004, MLI deducted contract maintenance and transfer fees of $9,718,365 from the Separate Account.

   Currently, MLI advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. MLI reserves the right to deduct premium taxes when incurred.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(5) COST BASIS OF INVESTMENTS
   The following table presents the cost basis of each sub-account's investment as of December 31, 2004:

   Met Investors Lord Abbett Growth & Income Portfolio        $   708,687,563
   Met Investors Lord Abbett Growth & Income Portfolio B          439,795,714
   Met Investors Lord Abbett Bond Debenture Portfolio             116,299,890
   Met Investors Lord Abbett Bond Debenture Portfolio B           176,813,178
   Met Investors Lord Abbett Growth Opportunity Portfolio          17,311,041
   Met Investors Lord Abbett Growth Opportunity Portfolio B        26,352,320
   Met Investors Lord Abbett Mid-Cap Value Portfolio               75,164,993
   Met Investors Lord Abbett Mid-Cap Value Portfolio B            128,684,826
   Met Investors Lord Abbett America's Value Portfolio B           29,408,105
   Met Investors Met/Putnam Capital Opportunities Portfolio A      35,845,331
   Met Investors Met/Putnam Capital Opportunities Portfolio B       2,786,470
   Met Investors Oppenheimer Capital Appreciation Portfolio        14,276,584
   Met Investors Oppenheimer Capital Appreciation Portfolio B     127,650,241
   Met Investors PIMCO Inflation Protected Bond Portfolio B        95,785,117
   Met Investors PIMCO Money Market Portfolio B                    28,941,497
   Met Investors Janus Aggressive Growth Portfolio                 27,651,837
   Met Investors Janus Aggressive Growth Portfolio B              111,227,080
   Met Investors PIMCO Total Return Bond Portfolio                 67,121,680
   Met Investors PIMCO Total Return Bond Portfolio B              273,283,216
   Met Investors PIMCO Innovation Portfolio B                      13,444,590
   Met Investors T Rowe Price Mid Cap Growth Portfolio             20,903,066
   Met Investors T Rowe Price Mid Cap Growth Portfolio B           67,162,856
   Met Investors MFS Research International Portfolio              38,395,053
   Met Investors MFS Research International Portfolio B            85,322,091
   Met Investors AIM Small Cap Growth Portfolio B                  50,447,627
   Met Investors AIM Mid Cap Core Equity Portfolio B               30,608,654
   Met Investors Harris Oakmark International Portfolio B          81,017,021
   Met Investors Third Avenue Small Cap Value Portfolio B          70,520,693
   Met Investors Neuberger Berman Real Estate Portfolio B          16,250,036
   Met Investors Turner Mid-Cap Growth Portfolio B                 14,039,980
   Met Investors Goldman Sachs Mid-Cap Value Portfolio B           17,826,605
   Met Investors Defensive Strategy Fund of Fund B                 19,645,817
   Met Investors Moderate Strategy Fund of Fund B                 108,475,773
   Met Investors Balance Strategy Fund of Fund B                  319,466,438
   Met Investors Growth Strategy Fund of Fund B                   331,086,325
   Met Investors Aggressive Strategy Fund of Fund B                75,780,604
   Russell Multi-Style Equity Fund                                 44,782,269
   Russell Aggressive Equity Fund                                   7,285,379
   Russell Non-US Fund                                             15,448,185
   Russell Core Bond Fund                                          23,211,489
   Russell Real Estate Securities Fund                              2,548,581
   AIM Premier Equity Fund                                          1,365,474
   AIM Capital Appreciation Fund                                   38,590,415
   AIM Capital Appreciation Fund B                                    674,430
   AIM International Growth Fund                                    3,805,336

     AIM International Growth Fund B                       $       407,536
     Alliance Bernstein Real Estate Investment Portfolio         7,807,765
     Alliance Bernstein Real Estate Investment Portfolio B      27,525,117
     Scudder II Small Cap Growth Portfolio                       2,542,824
     Scudder II Dreman Small Cap Value Portfolio                 2,479,031
     Scudder II Government Securities Portfolio                  2,151,462
     MFS High Income Series                                      7,851,310
     MFS High Income Series B                                   40,114,855
     MFS Investors Trust Series                                 19,954,111
     MFS Investors Trust Series B                               12,992,786
     MFS New Discovery Series                                    6,799,931
     MFS New Discovery Series B                                 43,930,605
     MetLife Davis Venture Value Fund A                          2,780,725
     MetLife Davis Venture Value Fund E                        232,603,022
     MetLife Harris Oakmark Focused Value Fund B                83,697,108
     MetLife Jennison Growth Portfolio B                        70,014,353
     MetLife MFS Investors Trust Series B                       34,587,568
     MetLife MFS Total Return Series A                           4,373,372
     MetLife MFS Total Return Series B                          32,189,292
     MetLife Capital Guardian U.S. Equity Series A              99,414,184
     MetLife Capital Guardian U.S. Equity Series B              54,695,603
     MetLife Met/Putnam Voyager Portfolio A                        306,878
     MetLife Met/Putnam Voyager Portfolio B                      5,017,439
     MetLife Putnam International Stock Class A                    393,713
     MetLife Putnam International Stock Class B                 10,225,560
     MetLife SSR Money Market Portfolio                         20,502,749
     MetLife Stock Index Portfolio B                            29,300,724
     MetLife SSR Bond Income Class A                             9,424,354
     MetLife SSR Bond Income Class B                             1,973,620
     MetLife SSR Aurora Class B                                  4,437,388
     MetLife Franklin Templeton Small Cap Portfolio B            1,510,764
     MetLife Salomon Brothers Strategic Bond Class A             1,322,150
     MetLife Salomon Brothers Strategic Bond Class B             4,882,970
     MetLife T Rowe Price Small Cap Class A                      4,518,279
     MetLife T Rowe Price Small Cap Class B                      6,601,414
     MetLife T Rowe Price Large Cap Class A                     15,163,042
     MetLife T Rowe Price Large Cap Class B                     26,382,016
     Oppenheimer Capital Appreciation Fund                       7,988,507
     Putnam Growth & Income Fund                                19,626,471
     Putnam Growth & Income Fund B                               3,090,245
     Putnam Vista Fund                                           7,664,432
     Putnam Vista Fund B                                           735,681
     Putnam International Growth Fund                           20,093,163
     Putnam International Equity B                              27,880,580
     Putnam Equity Income B                                     10,388,125

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(5) COST BASIS OF INVESTMENTS, CONTINUED:

         Templeton Growth Securities Fund               $     2,907,193
         Templeton Growth Securities Fund B                   1,685,955
         Templeton Foreign Securities Fund                   12,601,198
         Templeton Foreign Securities Fund B                 33,865,802
         Templeton Developing Markets Securities Fund         5,661,766
         Templeton Developing Markets Securities Fund B      21,811,246
         Fidelity Growth Portfolio                            2,933,198
         Fidelity Growth Portfolio B                         47,371,749
         Fidelity Contrafund Portfolio                        2,882,224
         Fidelity Growth Opportunities Portfolio                569,101

               Fidelity Growth & Income Portfolio $     2,002,072
               Fidelity Equity-Income Portfolio         1,604,191
               Fidelity Equity-Income Portfolio B       6,294,656
               Fidelity High Income Portfolio B           763,611
               Dreyfus Stock Index Fund                   841,478
               Dreyfus Stock Index Fund B               2,186,462
               PIMCO High Yield Portfolio               3,947,426
               PIMCO Low Duration Portfolio            11,629,523
               PIMCO StocksPLUS Growth Portfolio        1,457,842
               PIMCO Total Return Portfolio            33,122,857
                                                  ---------------
                                                  $ 5,225,673,844
                                                  ===============

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING
   Changes in units outstanding for the years ended December 31, 2003 and 2004 were as follows:

                                                                        Met Investors
                                  -------------------------------------------------------------------------------------
                                  Lord Abbett    Lord Abbett    Lord Abbett  Lord Abbett    Lord Abbett  Lord Abbett
                                   Growth &       Growth &         Bond         Bond        Developing   Developing
                                    Income         Income        Debenture    Debenture       Growth       Growth
                                   Portfolio     Portfolio B     Portfolio   Portfolio B     Portfolio   Portfolio B
                                  -----------    -----------    -----------  -----------    -----------  -----------
Unit Balance at January 1, 2003    17,897,751      4,898,490      9,227,722    4,399,370      2,519,957      574,459
 Units Issued                       3,240,920      4,951,829        507,094    8,471,012         10,027       46,871
 Units Redeemed                    (2,367,223)      (487,311)    (1,338,436)  (1,128,004)    (2,529,984)    (621,330)
                                  -----------    -----------    -----------  -----------    -----------  -----------
Unit Balance at December 31, 2003  18,771,448      9,363,008      8,396,380   11,742,378              -            -
 Units Issued                       3,700,858      5,194,221        511,940    6,478,550              -            -
 Units Redeemed                    (3,731,453)    (3,557,132)    (1,744,177)  (6,906,430)             -            -
                                  -----------    -----------    -----------  -----------    -----------  -----------
Unit Balance at December 31, 2004  18,740,853     11,000,097      7,164,143   11,314,498              -            -
                                  ===========    ===========    ===========  ===========    ===========  ===========

                                  ----
                                  Lord Abbett
                                    Growth
                                  Opportunity
                                   Portfolio
                                  -----------
Unit Balance at January 1, 2003       255,061
 Units Issued                       2,899,880
 Units Redeemed                      (283,153)
                                  -----------
Unit Balance at December 31, 2003   2,871,788
 Units Issued                         255,793
 Units Redeemed                      (664,044)
                                  -----------
Unit Balance at December 31, 2004   2,463,537
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  ------------------------------------------------------------------------------------------
                                  Lord Abbett    Lord Abbett  Lord Abbett  Lord Abbett   JP Morgan      JP Morgan     JP Morgan
                                    Growth         Mid-Cap      Mid-Cap     America's    Enhanced       Enhanced    International
                                  Opportunity       Value        Value        Value        Index          Index        Equity
                                  Portfolio B     Portfolio   Portfolio B  Portfolio B   Portfolio     Portfolio B    Portfolio
                                  -----------    -----------  -----------  -----------  -----------    -----------  -------------
Unit Balance at January 1, 2003     1,958,110      4,412,314    3,054,810            -    7,887,616        324,968     5,302,229
 Units Issued                       1,319,729        499,956    1,954,257      480,321       12,448         27,370       132,880
 Units Redeemed                      (370,018)      (556,669)    (280,893)     (31,905)  (7,900,064)      (352,338)   (5,435,109)
                                  -----------    -----------  -----------  -----------  -----------    -----------   -----------
Unit Balance at December 31, 2003   2,907,821      4,355,601    4,728,174      448,416            -              -             -
 Units Issued                         909,049      1,148,295    2,601,701    2,043,232            -              -             -
 Units Redeemed                      (393,224)      (861,415)    (404,480)    (174,742)           -              -             -
                                  -----------    -----------  -----------  -----------  -----------    -----------   -----------
Unit Balance at December 31, 2004   3,423,646      4,642,481    6,925,395    2,316,906            -              -             -
                                  ===========    ===========  ===========  ===========  ===========    ===========   ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  ----------------------------------------------------------------------------------
                                    JP Morgan    JP Morgan      JP Morgan    JP Morgan    JP Morgan    Met/Putnam
                                  International   Quality        Quality      Select       Select        Capital
                                     Equity        Bond           Bond        Equity       Equity     Opportunities
                                   Portfolio B   Portfolio     Portfolio B   Portfolio   Portfolio B   Portfolio A
                                  ------------- -----------    -----------  -----------  -----------  -------------
Unit Balance at January 1, 2003        173,545    6,122,575      1,951,438    8,572,763      545,142     3,759,884
 Units Issued                           11,284      228,637      1,878,216       52,291       94,885        49,695
 Units Redeemed                       (184,829)  (1,249,476)      (317,982)  (1,303,756)     (49,120)     (684,235)
                                   -----------  -----------    -----------  -----------  -----------   -----------
Unit Balance at December 31, 2003            -    5,101,736      3,511,672    7,321,298      590,907     3,125,344
 Units Issued                                -      164,281      1,399,375       44,756       91,393        41,766
 Units Redeemed                              -   (5,266,017)    (4,911,047)  (7,366,054)    (682,300)     (664,522)
                                   -----------  -----------    -----------  -----------  -----------   -----------
Unit Balance at December 31, 2004            -            -              -            -            -     2,502,588
                                   ===========  ===========    ===========  ===========  ===========   ===========

                                  ----------
                                   Met/Putnam
                                     Capital
                                  Opportunities
                                   Portfolio B
                                  -------------
Unit Balance at January 1, 2003        159,241
 Units Issued                           57,918
 Units Redeemed                        (34,342)
                                   -----------
Unit Balance at December 31, 2003      182,817
 Units Issued                           74,544
 Units Redeemed                        (39,167)
                                   -----------
Unit Balance at December 31, 2004      218,194
                                   ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  -----------------------------------------------------------------------------------
                                               Oppenheimer    Oppenheimer      PIMCO         PIMCO        Janus
                                  Met/Putnam     Capital        Capital      Inflation       Money      Aggressive
                                   Research    Appreciation   Appreciation Protected Bond   Market        Growth
                                  Portfolio B   Portfolio     Portfolio B   Portfolio B   Portfolio B   Portfolio
                                  -----------  ------------   ------------ -------------- -----------  -----------
Unit Balance at January 1, 2003       973,578            -      3,485,515             -     2,772,993            -
 Units Issued                       2,205,115            -     12,702,417     8,128,268     7,133,007            -
 Units Redeemed                      (711,708)           -       (807,183)     (422,078)   (5,953,211)           -
                                  -----------  -----------    -----------   -----------   -----------  -----------
Unit Balance at December 31, 2003   2,466,985            -     15,380,749     7,706,190     3,952,789            -
 Units Issued                       1,114,881    1,705,101     13,164,246     8,087,665     9,583,952    3,915,440
 Units Redeemed                    (3,581,866)    (285,341)   (12,398,426)   (7,101,316)  (10,599,399)    (820,102)
                                  -----------  -----------    -----------   -----------   -----------  -----------
Unit Balance at December 31, 2004           -    1,419,760     16,146,569     8,692,539     2,937,342    3,095,338
                                  ===========  ===========    ===========   ===========   ===========  ===========

                                  --------
                                     Janus
                                  Aggressive
                                    Growth
                                  Portfolio B
                                  -----------
Unit Balance at January 1, 2003     1,738,230
 Units Issued                       7,105,907
 Units Redeemed                      (422,834)
                                  -----------
Unit Balance at December 31, 2003   8,421,303
 Units Issued                      19,913,681
 Units Redeemed                   (11,180,280)
                                  -----------
Unit Balance at December 31, 2004  17,154,704
                                  ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  -------------------------------------------------------------------------------------------
                                     PIMCO        PIMCO                    T Rowe Price T Rowe Price      MFS           MFS
                                  Total Return Total Return    PIMCO         Mid Cap      Mid Cap      Research      Research
                                      Bond         Bond     Innovation        Growth       Growth    International International
                                   Portfolio   Portfolio B  Portfolio B     Portfolio   Portfolio B    Portfolio    Portfolio B
                                  ------------ ------------ -----------    ------------ ------------ ------------- -------------
Unit Balance at January 1, 2003             -    6,145,156      610,838              -    2,558,021             -     1,580,897
 Units Issued                               -   13,887,316    1,402,141              -    9,902,034     4,216,272     3,783,555
 Units Redeemed                             -   (3,642,928)    (245,080)             -   (1,031,841)     (483,628)   (1,461,053)
                                  -----------  -----------  -----------    -----------  -----------   -----------   -----------
Unit Balance at December 31, 2003           -   16,389,544    1,767,899              -   11,428,214     3,732,644     3,903,399
 Units Issued                       5,750,018   14,220,931    4,459,318      4,486,547    8,163,630       725,149     9,549,868
 Units Redeemed                      (228,157)  (8,044,404)  (2,869,860)    (1,111,001)  (7,889,134)     (792,207)   (4,230,175)
                                  -----------  -----------  -----------    -----------  -----------   -----------   -----------
Unit Balance at December 31, 2004   5,521,861   22,566,071    3,357,357      3,375,546   11,702,710     3,665,586     9,223,092
                                  ===========  ===========  ===========    ===========  ===========   ===========   ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  -------------------------------------------------------------------------------------------
                                      AIM          AIM           Harris      Third Avenue  Neuberger     Turner     Goldman Sachs
                                   Small Cap     Mid Cap         Oakmark      Small Cap   Berman Real    Mid-Cap       Mid-Cap
                                    Growth     Core Equity    International     Value       Estate       Growth         Value
                                  Portfolio B  Portfolio B     Portfolio B   Portfolio B  Portfolio B  Portfolio B   Portfolio B
                                  -----------  -----------    -------------  ------------ -----------  -----------  -------------
Unit Balance at January 1, 2003     1,063,308      653,527         521,347       873,499            -            -             -
 Units Issued                       3,232,837    3,313,649       5,968,056     5,691,785            -            -             -
 Units Redeemed                      (462,433)    (231,090)       (411,745)     (335,965)           -            -             -
                                  -----------  -----------     -----------   -----------  -----------  -----------   -----------
Unit Balance at December 31, 2003   3,833,712    3,736,086       6,077,658     6,229,319            -            -             -
 Units Issued                       4,584,339    1,862,380       7,069,250     4,571,050    3,085,017    3,028,788     3,286,008
 Units Redeemed                    (3,750,058)  (2,875,564)     (6,192,101)   (4,504,111)  (1,532,614)  (1,570,871)   (1,535,653)
                                  -----------  -----------     -----------   -----------  -----------  -----------   -----------
Unit Balance at December 31, 2004   4,667,993    2,722,902       6,954,807     6,296,258    1,552,403    1,457,917     1,750,355
                                  ===========  ===========     ===========   ===========  ===========  ===========   ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                           Met Investors                                   GACC
                                  ---------------------------------------------------------------      -----------
                                   Defensive     Moderate     Balance         Growth       Aggressive
                                   Strategy      Strategy     Strategy       Strategy       Strategy      Money
                                    Fund of      Fund of      Fund of        Fund of        Fund of       Market
                                    Fund B        Fund B       Fund B         Fund B         Fund B        Fund
                                  -----------  -----------  -----------    -----------    -----------  -----------
Unit Balance at January 1, 2003             -            -            -              -              -    2,906,285
 Units Issued                               -            -            -              -              -      984,492
 Units Redeemed                             -            -            -              -              -   (3,890,777)
                                  -----------  -----------  -----------    -----------    -----------  -----------
Unit Balance at December 31, 2003           -            -            -              -              -            -
 Units Issued                       1,970,481   10,690,671   31,220,478     31,922,578      7,417,900            -
 Units Redeemed                       (33,292)     (54,657)    (183,442)      (176,323)      (166,222)           -
                                  -----------  -----------  -----------    -----------    -----------  -----------
Unit Balance at December 31, 2004   1,937,189   10,636,014   31,037,036     31,746,255      7,251,678            -
                                  ===========  ===========  ===========    ===========    ===========  ===========

                                    Russell
                                  -----------

                                  Multi-Style
                                    Equity
                                     Fund
                                  -----------
Unit Balance at January 1, 2003     4,582,713
 Units Issued                         189,739
 Units Redeemed                      (565,204)
                                  -----------
Unit Balance at December 31, 2003   4,207,248
 Units Issued                         144,230
 Units Redeemed                      (848,830)
                                  -----------
Unit Balance at December 31, 2004   3,502,648
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                        Russell                                          AIM
                                  --------------------------------------------------    -----------------------------
                                                                               Real
                                   Aggressive                     Core        Estate      Premier        Premier
                                     Equity         Non-US        Bond      Securities    Equity         Equity
                                      Fund           Fund         Fund         Fund        Fund          Fund B
                                  -----------    -----------  -----------  -----------  -----------    -----------
Unit Balance at January 1, 2003       968,192      1,815,696    2,637,246      204,428    6,211,111         74,811
 Units Issued                          45,344         74,642       87,190       22,239       97,365         90,068
 Units Redeemed                      (158,482)      (272,539)    (591,084)     (29,028)  (1,062,784)       (25,827)
                                  -----------    -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2003     855,054      1,617,799    2,133,352      197,639    5,245,692        139,052
 Units Issued                          23,852         27,468      105,293       23,170      220,650         16,622
 Units Redeemed                      (187,657)      (383,559)    (518,779)     (53,456)  (5,331,393)      (155,674)
                                  -----------    -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2004     691,249      1,261,708    1,719,866      167,353      134,949              -
                                  ===========    ===========  ===========  ===========  ===========    ===========

                                  --------

                                    Capital
                                  Appreciation
                                      Fund
                                  ------------
Unit Balance at January 1, 2003     3,855,751
 Units Issued                          99,410
 Units Redeemed                      (697,493)
                                  -----------
Unit Balance at December 31, 2003   3,257,668
 Units Issued                         110,657
 Units Redeemed                      (669,733)
                                  -----------
Unit Balance at December 31, 2004   2,698,592
                                  ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                    AIM                                           Alliance
                                  ---------------------------------------    ----------------------------------------
                                                                                                          Bernstein
                                    Capital    International  International    Premier      Premier      Real Estate
                                  Appreciation    Growth         Growth        Growth       Growth       Investment
                                     Fund B        Fund          Fund B       Portfolio   Portfolio B     Portfolio
                                  ------------ -------------  -------------  -----------  -----------    -----------
Unit Balance at January 1, 2003        47,993       651,694          3,753     3,764,511    3,960,777      1,012,299
 Units Issued                          54,971       481,301         24,724       271,736    3,658,905         84,558
 Units Redeemed                       (19,299)     (589,658)        (2,001)     (618,947)    (356,535)      (160,165)
                                  -----------   -----------    -----------   -----------  -----------    -----------
Unit Balance at December 31, 2003      83,665       543,337         26,476     3,417,300    7,263,147        936,692
 Units Issued                          31,593        47,955         18,929        91,411    1,208,797         68,361
 Units Redeemed                       (42,766)     (121,493)        (3,311)   (3,508,711)  (8,471,944)      (242,493)
                                  -----------   -----------    -----------   -----------  -----------    -----------
Unit Balance at December 31, 2004      72,492       469,799         42,094             -            -        762,560
                                  ===========   ===========    ===========   ===========  ===========    ===========

                                  ----------
                                   Bernstein
                                  Real Estate
                                  Investment
                                  Portfolio B
                                  -----------
Unit Balance at January 1, 2003     1,465,642
 Units Issued                       1,134,636
 Units Redeemed                      (144,882)
                                  -----------
Unit Balance at December 31, 2003   2,455,396
 Units Issued                         579,260
 Units Redeemed                      (677,772)
                                  -----------
Unit Balance at December 31, 2004   2,356,884
                                  ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                          Alliance            Liberty          Goldman Sachs                 Scudder II
                                  ------------------------  -----------  -------------------------    ------------------------
                                   Bernstein                  Newport       Growth                      Dreman
                                     Small      Bernstein   Tiger Fund,       &         International High Return   Small Cap
                                      Cap         Value      Variable       Income         Equity       Equity       Growth
                                  Portfolio B  Portfolio B    Series         Fund           Fund       Portfolio    Portfolio
                                  -----------  -----------  -----------  -----------    ------------- -----------  -----------
Unit Balance at January 1, 2003       147,202       88,771       68,499      589,009         232,066       26,662      249,283
 Units Issued                          68,970       30,224          107        1,572           1,246       11,579       53,945
 Units Redeemed                       (65,030)     (11,419)     (14,463)    (105,082)        (38,403)     (19,274)     (46,962)
                                  -----------  -----------  -----------  -----------     -----------  -----------  -----------
Unit Balance at December 31, 2003     151,142      107,576       54,143      485,499         194,909       18,967      256,266
 Units Issued                           8,790        5,024           16          183           1,291        1,317        5,189
 Units Redeemed                      (159,932)    (112,600)     (54,159)    (485,682)       (196,200)     (20,284)     (48,769)
                                  -----------  -----------  -----------  -----------     -----------  -----------  -----------
Unit Balance at December 31, 2004           -            -            -            -               -            -      212,686
                                  ===========  ===========  ===========  ===========     ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                         Scudder II                                         MFS
                                  ------------------------    ---------------------------------------------------------------
                                    Dreman
                                   Small Cap      Government                                           Emerging     Emerging
                                     Value        Securities      Bond       Research     Research      Growth       Growth
                                   Portfolio      Portfolio      Series       Series      Series B      Series      Series B
                                  -----------    -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003       525,935        311,697      100,188    1,235,312      123,092    1,338,172       81,073
 Units Issued                           9,799          6,017       20,607       30,049       29,453      172,690       33,412
 Units Redeemed                      (109,938)       (89,343)     (46,131)    (215,543)      (9,134)    (342,162)     (12,208)
                                  -----------    -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003     425,796        228,371       74,664    1,049,818      143,411    1,168,700      102,277
 Units Issued                           5,141         18,021        1,158       19,599        1,172       28,290       27,961
 Units Redeemed                      (168,293)       (79,837)     (75,822)  (1,069,417)    (144,583)  (1,196,990)    (130,238)
                                  -----------    -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004     262,644        166,555            -            -            -            -            -
                                  ===========    ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                             MFS
                                  -----------------------------------------------------------------------------------------

                                      High         High      Strategic    Strategic      Investors      Investors       New
                                     Income       Income      Income       Income          Trust          Trust      Discovery
                                     Series      Series B     Series      Series B        Series        Series B      Series
                                  -----------  -----------  -----------  -----------    -----------    -----------  -----------
Unit Balance at January 1, 2003       853,316    1,595,503      141,806      198,515      2,273,431      1,952,970      915,242
 Units Issued                         187,912    1,802,469       28,563      336,225        197,612        219,959      272,395
 Units Redeemed                      (177,703)    (166,050)     (33,914)     (79,875)      (272,480)      (293,505)    (150,931)
                                  -----------  -----------  -----------  -----------    -----------    -----------  -----------
Unit Balance at December 31, 2003     863,525    3,231,922      136,455      454,865      2,198,563      1,879,424    1,036,706
 Units Issued                          99,641    1,049,091        4,064       79,765        124,676         92,235      232,322
 Units Redeemed                      (286,734)    (584,370)    (140,519)    (534,630)      (548,008)      (605,467)    (286,512)
                                  -----------  -----------  -----------  -----------    -----------    -----------  -----------
Unit Balance at December 31, 2004     676,432    3,696,643            -            -      1,775,231      1,366,192      982,516
                                  ===========  ===========  ===========  ===========    ===========    ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                      MFS                                         MetLife
                                  -----------  ----------------------------------------------------------------------------
                                                                              Harris                     MFS            MFS
                                      New         Davis          Davis       Oakmark     Jennison     Investors        Total
                                   Discovery     Venture        Venture      Focused      Growth        Trust          Return
                                   Series B    Value Fund A   Value Fund E Value Fund B Portfolio B   Series B        Series A
                                  -----------  ------------   ------------ ------------ -----------  -----------    -----------
Unit Balance at January 1, 2003     3,161,132            -      4,471,021    2,218,864    1,788,193    1,376,864              -
 Units Issued                       2,615,621       62,488     12,863,379    6,309,285    6,343,946    3,212,945         64,374
 Units Redeemed                      (307,805)        (141)    (1,946,406)    (554,856)  (1,923,887)    (143,432)           (88)
                                  -----------  -----------    -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2003   5,468,948       62,347     15,387,994    7,973,293    6,208,252    4,446,377         64,286
 Units Issued                       1,924,229       70,066     16,969,636    4,313,729    6,369,929    1,177,203         68,954
 Units Redeemed                      (652,193)     (36,055)    (9,623,317)  (5,648,393)  (4,951,404)  (1,715,449)       (22,668)
                                  -----------  -----------    -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2004   6,740,984       96,358     22,734,313    6,638,629    7,626,777    3,908,131        110,572
                                  ===========  ===========    ===========  ===========  ===========  ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                            MetLife
                                  -------------------------------------------------------------------------------------------
                                      MFS        Capital      Capital                                 Putnam        Putnam
                                     Total      Guardian     Guardian    Met/Putnam   Met/Putnam   International International
                                     Return    U.S. Equity  U.S. Equity    Voyager      Voyager        Stock         Stock
                                    Series B    Series A     Series B    Portfolio A  Portfolio B     Class A       Class B
                                  -----------  -----------  -----------  -----------  -----------  ------------- -------------
Unit Balance at January 1, 2003       730,059            -    1,117,958       85,734            -        44,695             -
 Units Issued                       1,228,170      239,844    1,807,163    2,682,735      139,348         3,414     1,079,858
 Units Redeemed                      (377,478)          (1)    (370,342)  (2,682,060)     (13,048)      (13,939)      (40,062)
                                  -----------  -----------  -----------  -----------  -----------   -----------   -----------
Unit Balance at December 31, 2003   1,580,751      239,843    2,554,779       86,409      126,300        34,170     1,039,796
 Units Issued                       1,314,653    9,100,340    3,612,864       14,249      707,085        24,922       240,430
 Units Redeemed                      (358,087)    (308,492)    (606,952)     (25,130)     (91,251)       (9,221)     (400,082)
                                  -----------  -----------  -----------  -----------  -----------   -----------   -----------
Unit Balance at December 31, 2004   2,537,317    9,031,691    5,560,691       75,528      742,134        49,871       880,144
                                  ===========  ===========  ===========  ===========  ===========   ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           MetLife
                                  -----------------------------------------------------------------------------------------
                                                                                                                 Franklin
                                      MFS       SSR Money      Stock       SSR Bond     SSR Bond                 Templeton
                                    Research     Market        Index        Income       Income     SSR Aurora   Small Cap
                                    Series B    Portfolio   Portfolio B    Class A      Class B      Class B    Portfolio B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003             -            -    1,082,604            -            -            -            -
 Units Issued                          10,811    4,608,586    1,794,890            -            -            -            -
 Units Redeemed                            (4)  (2,388,656)    (553,416)           -            -            -            -
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003      10,807    2,219,930    2,324,078            -            -            -            -
 Units Issued                           6,459    2,727,704    1,438,814      272,144       45,062      288,600      205,202
 Units Redeemed                       (17,266)  (2,879,384)    (704,675)     (63,528)        (560)     (11,675)     (31,435)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -    2,068,250    3,058,217      208,616       44,502      276,925      173,767
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                       MetLife                                      Oppenheimer
                                  --------------------------------------------------------------------------------  ------------
                                     Salomon        Salomon
                                     Brothers       Brothers    T Rowe Price T Rowe Price T Rowe Price T Rowe Price   Capital
                                  Strategic Bond Strategic Bond  Small Cap    Small Cap    Large Cap    Large Cap   Appreciation
                                     Class A        Class B       Class A      Class B      Class A      Class B        Fund
                                  -------------- -------------- ------------ ------------ ------------ ------------ ------------
Unit Balance at January 1, 2003              -              -             -            -            -            -      643,117
 Units Issued                                -              -             -            -            -            -      180,423
 Units Redeemed                              -              -             -            -            -            -     (138,400)
                                   -----------    -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003            -              -             -            -            -            -      685,140
 Units Issued                           98,464        376,594       433,506      648,055    1,572,782    2,524,936       71,254
 Units Redeemed                        (28,868)      (110,981)      (66,544)    (102,850)    (206,665)    (127,985)    (220,929)
                                   -----------    -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004       69,596        265,613       366,962      545,205    1,366,117    2,396,951      535,465
                                   ===========    ===========   ===========  ===========  ===========  ===========  ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                      Oppenheimer                                       Putnam
                                  --------------------------------------------------    -------------------------------------
                                  Main Street
                                   Growth &        High                   Strategic       Growth &     Growth &         New
                                    Income        Income        Bond        Bond           Income       Income         Value
                                     Fund          Fund         Fund        Fund            Fund        Fund B         Fund
                                  -----------  -----------  -----------  -----------    -----------  -----------    -----------
Unit Balance at January 1, 2003     1,031,033      272,760    1,151,840      299,927      2,384,806      144,771        159,447
 Units Issued                          84,866       46,387       98,838       32,474        154,741      116,994         20,137
 Units Redeemed                      (160,787)     (43,365)    (307,982)     (72,349)      (572,667)     (29,430)       (56,743)
                                  -----------  -----------  -----------  -----------    -----------  -----------    -----------
Unit Balance at December 31, 2003     955,112      275,782      942,696      260,052      1,966,880      232,335        122,841
 Units Issued                          21,118        7,490       53,566       10,247         95,619      109,393          7,169
 Units Redeemed                      (976,230)    (283,272)    (996,262)    (270,299)      (474,463)     (86,881)      (130,010)
                                  -----------  -----------  -----------  -----------    -----------  -----------    -----------
Unit Balance at December 31, 2004           -            -            -            -      1,588,036      254,847              -
                                  ===========  ===========  ===========  ===========    ===========  ===========    ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                              Putnam
                                  -------------------------------------------------------------------------------------
                                                                                                          International
                                      New                                    International                     New
                                     Value        Vista          Vista          Growth      International Opportunities
                                     Fund B       Fund           Fund B          Fund         Equity B        Fund
                                  -----------  -----------    -----------    -------------  ------------- -------------
Unit Balance at January 1, 2003        88,936      691,709        149,242       1,833,625      2,515,079       235,384
 Units Issued                           9,998       41,419         11,733         107,398      1,457,930        24,820
 Units Redeemed                       (47,087)    (155,681)       (83,689)       (270,514)      (225,552)      (71,033)
                                  -----------  -----------    -----------     -----------    -----------   -----------
Unit Balance at December 31, 2003      51,847      577,447         77,286       1,670,509      3,747,457       189,171
 Units Issued                           1,729       26,872         30,189          53,906        254,989         7,887
 Units Redeemed                       (53,576)    (114,898)       (30,692)       (434,644)    (1,543,547)     (197,058)
                                  -----------  -----------    -----------     -----------    -----------   -----------
Unit Balance at December 31, 2004           -      489,421         76,783       1,289,771      2,458,899             -
                                  ===========  ===========    ===========     ===========    ===========   ===========

                                  --------
                                  International
                                       New
                                  Opportunities
                                     Fund B
                                  -------------
Unit Balance at January 1, 2003         31,106
 Units Issued                            7,025
 Units Redeemed                         (9,442)
                                   -----------
Unit Balance at December 31, 2003       28,689
 Units Issued                              456
 Units Redeemed                        (29,145)
                                   -----------
Unit Balance at December 31, 2004            -
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                     Putnam                                      Templeton
                                  -----------  --------------------------------------------------------------------------
                                                  Global         Global        Franklin       Franklin
                                                  Income         Income         Small          Small          Growth
                                     Equity     Securities     Securities        Cap            Cap         Securities
                                    Income B       Fund          Fund B          Fund          Fund B          Fund
                                  -----------  -----------    -----------    -----------    -----------    -----------
Unit Balance at January 1, 2003             -       92,223         40,498        442,699        311,069        231,511
 Units Issued                         239,326       21,575          1,182        166,262        261,297         10,506
 Units Redeemed                       (24,590)     (26,096)        (9,495)      (174,536)       (68,319)       (35,913)
                                  -----------  -----------    -----------    -----------    -----------    -----------
Unit Balance at December 31, 2003     214,736       87,702         32,185        434,425        504,047        206,104
 Units Issued                         754,437        1,345             70         50,915        125,457         26,692
 Units Redeemed                       (99,215)     (89,047)       (32,255)      (485,340)      (629,504)       (36,781)
                                  -----------  -----------    -----------    -----------    -----------    -----------
Unit Balance at December 31, 2004     869,958            -              -              -              -        196,015
                                  ===========  ===========    ===========    ===========    ===========    ===========

                                  --

                                     Growth
                                   Securities
                                     Fund B
                                  -----------
Unit Balance at January 1, 2003       153,921
 Units Issued                           8,913
 Units Redeemed                       (13,436)
                                  -----------
Unit Balance at December 31, 2003     149,398
 Units Issued                           2,226
 Units Redeemed                       (20,979)
                                  -----------
Unit Balance at December 31, 2004     130,645
                                  ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           Templeton
                                  -------------------------------------------------------------------------------------------
                                                             Developing   Developing     Mutual       Mutual      Franklin Large
                                    Foreign      Foreign      Markets      Markets       Shares       Shares        Cap Growth
                                   Securities   Securities   Securities   Securities   Securities   Securities      Securities
                                      Fund        Fund B        Fund        Fund B        Fund        Fund B           Fund
                                  -----------  -----------  -----------  -----------  -----------  -----------    --------------
Unit Balance at January 1, 2003     1,473,556      653,477      844,175    1,440,188      874,928    1,436,712         464,437
 Units Issued                         707,301      855,810       70,920      994,193      127,594      598,062          26,996
 Units Redeemed                      (706,880)     (84,439)    (146,782)    (188,644)    (191,613)    (159,780)        (83,927)
                                  -----------  -----------  -----------  -----------  -----------  -----------     -----------
Unit Balance at December 31, 2003   1,473,977    1,424,848      768,313    2,245,737      810,909    1,874,994         407,506
 Units Issued                         265,610    2,382,470       66,680      926,238       41,562      181,719           1,800
 Units Redeemed                      (361,875)    (304,032)    (171,935)    (370,008)    (852,471)  (2,056,713)       (409,306)
                                  -----------  -----------  -----------  -----------  -----------  -----------     -----------
Unit Balance at December 31, 2004   1,377,712    3,503,286      663,058    2,801,967            -            -               -
                                  ===========  ===========  ===========  ===========  ===========  ===========     ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                    Templeton                                       Fidelity
                                  -------------- -----------------------------------------------------------------------------
                                  Franklin Large
                                    Cap Growth                                             Growth      Growth &      Equity-
                                    Securities     Growth       Growth      Contrafund  Opportunities   Income       Income
                                      Fund B      Portfolio   Portfolio B   Portfolio     Portfolio    Portfolio    Portfolio
                                  -------------- -----------  -----------  -----------  ------------- -----------  -----------
Unit Balance at January 1, 2003        505,278       252,608      257,687      266,313        74,740      215,072      182,656
 Units Issued                           68,327        11,096      966,179       34,473         1,122       57,142        4,640
 Units Redeemed                        (59,094)      (47,175)    (149,270)     (47,926)      (10,775)     (77,091)     (24,824)
                                   -----------   -----------  -----------  -----------   -----------  -----------  -----------
Unit Balance at December 31, 2003      514,511       216,529    1,074,596      252,860        65,087      195,123      162,472
 Units Issued                            2,468        10,741    3,254,567       29,518         2,384        4,518       20,152
 Units Redeemed                       (516,979)      (38,404)    (406,365)     (73,677)      (14,930)     (35,288)     (47,394)
                                   -----------   -----------  -----------  -----------   -----------  -----------  -----------
Unit Balance at December 31, 2004            -       188,866    3,922,798      208,701        52,541      164,353      135,230
                                   ===========   ===========  ===========  ===========   ===========  ===========  ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                          Fidelity                         American Century
                                  ------------------------      --------------------------------------

                                    Equity-         High          Income &
                                    Income         Income          Growth      International     Value
                                  Portfolio B    Portfolio B        Fund           Fund          Fund
                                  -----------    -----------    -----------    -------------  -----------
Unit Balance at January 1, 2003       277,336         32,118      7,702,991          96,087     1,364,258
 Units Issued                         232,929         68,432      2,622,513          21,136        80,466
 Units Redeemed                       (75,961)       (27,968)    (1,248,959)        (19,564)     (278,875)
                                  -----------    -----------    -----------     -----------   -----------
Unit Balance at December 31, 2003     434,304         72,582      9,076,545          97,659     1,165,849
 Units Issued                         298,650         17,505        271,461             710        41,470
 Units Redeemed                      (164,360)       (22,829)    (9,348,006)        (98,369)   (1,207,319)
                                  -----------    -----------    -----------     -----------   -----------
Unit Balance at December 31, 2004     568,594         67,258              -               -             -
                                  ===========    ===========    ===========     ===========   ===========

                                           Dreyfus
                                  ------------------------

                                     Stock          Stock
                                     Index          Index
                                     Fund           Fund B
                                  -----------    -----------
Unit Balance at January 1, 2003       125,499        333,582
 Units Issued                           2,287         68,811
 Units Redeemed                       (14,157)       (36,262)
                                  -----------    -----------
Unit Balance at December 31, 2003     113,629        366,131
 Units Issued                          48,078         12,562
 Units Redeemed                       (63,252)       (60,693)
                                  -----------    -----------
Unit Balance at December 31, 2004      98,455        318,000
                                  ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                        Dreyfus                                INVESCO               PIMCO
                                  --------------------------------------------------  ------------------------    -----------

                                  Disciplined  Disciplined    Capital      Capital                      High         High
                                     Stock        Stock     Appreciation Appreciation   Dynamics        Yield        Yield
                                   Portfolio   Portfolio B   Portfolio   Portfolio B      Fund          Fund       Portfolio
                                  -----------  -----------  ------------ ------------ -----------    -----------  -----------
Unit Balance at January 1, 2003        22,319       44,594      682,747    1,960,715    3,999,462        463,891      103,967
 Units Issued                           2,026       11,672       36,629      695,105    1,460,513          5,574      392,842
 Units Redeemed                        (8,479)     (15,811)    (142,417)    (383,515)    (977,201)       (80,783)     (90,410)
                                  -----------  -----------  -----------  -----------  -----------    -----------  -----------
Unit Balance at December 31, 2003      15,866       40,455      576,959    2,272,305    4,482,774        388,682      406,399
 Units Issued                           1,309            -       15,071      135,262      130,509          2,939      113,049
 Units Redeemed                       (17,175)     (40,455)    (592,030)  (2,407,567)  (4,613,283)      (391,621)    (186,610)
                                  -----------  -----------  -----------  -----------  -----------    -----------  -----------
Unit Balance at December 31, 2004           -            -            -            -            -              -      332,838
                                  ===========  ===========  ===========  ===========  ===========    ===========  ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                  PIMCO                           Scudder I           First American
                                  -------------------------------------  --------------------------   --------------
                                                StocksPLUS
                                      Low        Growth &      Total
                                   Duration       Income      Return     International International  Equity Income
                                   Portfolio    Portfolio    Portfolio     Portfolio    Portfolio B      Class B
                                  -----------  -----------  -----------  ------------- -------------  --------------
Unit Balance at January 1, 2003       848,860      144,287    2,976,342       457,509     1,245,304      1,534,362
 Units Issued                         839,628       67,452      396,263        27,817       503,299         11,096
 Units Redeemed                      (607,955)     (61,420)    (587,027)      (91,150)     (222,674)      (255,595)
                                  -----------  -----------  -----------   -----------   -----------    -----------
Unit Balance at December 31, 2003   1,080,533      150,319    2,785,578       394,176     1,525,929      1,289,863
 Units Issued                         452,070       66,213      390,151         8,777        87,006         13,973
 Units Redeemed                      (566,394)     (40,006)    (550,847)     (402,953)   (1,612,935)    (1,303,836)
                                  -----------  -----------  -----------   -----------   -----------    -----------
Unit Balance at December 31, 2004     966,209      176,526    2,624,882             -             -              -
                                  ===========  ===========  ===========   ===========   ===========    ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(7) PURCHASES AND SALES OF INVESTMENTS
   The cost of purchases and proceeds from the sale of investments for the period ended December 31, 2004 or as indicated below for each sub-account were as follows:

                                                            Purchases      Sales
                                                           ------------ ------------
Met Investors Lord Abbett Growth & Income Portfolio        $150,093,866 $164,390,001
Met Investors Lord Abbett Growth & Income Portfolio B       167,097,359  105,594,140
Met Investors Lord Abbett Bond Debenture Portfolio           10,077,793   28,108,922
Met Investors Lord Abbett Bond Debenture Portfolio B         77,327,122   82,990,199
Met Investors Lord Abbett Growth Opportunity Portfolio        1,720,459    5,633,691
Met Investors Lord Abbett Growth Opportunity Portfolio B      5,489,588    1,228,845
Met Investors Lord Abbett Mid-Cap Value Portfolio            20,912,862   13,860,276
Met Investors Lord Abbett Mid-Cap Value Portfolio B          48,558,346      438,207
Met Investors Lord Abbett America's Value Portfolio B        24,593,997      233,428
(a) Met Investors JP Quality Bond Portfolio                   6,339,282   78,522,217
(a) Met Investors JP Quality Bond Portfolio B                20,746,589   68,368,176
(a) Met Investors JP Morgan Select Equity Portfolio           1,713,140  118,530,272
(a) Met Investors JP Morgan Select Equity Portfolio B         1,147,752   10,630,447
Met Investors Met/Putnam Capital Opportunities Portfolio A      266,410    9,940,771
Met Investors Met/Putnam Capital Opportunities Portfolio B      826,958      371,800
(a) Met Investors Met/Putnam Research Portfolio B             5,601,473   24,720,366
Met Investors Oppenheimer Capital Appreciation Portfolio     16,885,076    2,615,652
Met Investors Oppenheimer Capital Appreciation Portfolio B   93,205,463   80,495,471
Met Investors PIMCO Inflation Protected Bond Portfolio B     73,298,579   62,318,812
Met Investors PIMCO Money Market Portfolio B                 64,431,619   74,818,344
Met Investors Janus Aggressive Growth Portfolio              34,904,474    7,360,531
Met Investors Janus Aggressive Growth Portfolio B           113,192,055   59,640,398
Met Investors PIMCO Total Return Bond Portfolio              69,547,999    2,399,235
Met Investors PIMCO Total Return Bond Portfolio B           145,163,236   59,196,803
Met Investors PIMCO Innovation Portfolio B                   16,550,270   10,285,077
Met Investors T Rowe Price Mid Cap Growth Portfolio          27,580,082    6,830,421
Met Investors T Rowe Price Mid Cap Growth Portfolio B        38,440,711   37,426,819
Met Investors MFS Research International Portfolio            8,423,810   10,246,322
Met Investors MFS Research International Portfolio B         78,562,493   32,693,672
Met Investors AIM Small Cap Growth Portfolio B               43,388,041   37,045,391
Met Investors AIM Mid Cap Core Equity Portfolio B            16,125,672   29,762,682
Met Investors Harris Oakmark International Portfolio B       72,823,136   70,192,510
Met Investors Third Avenue Small Cap Value Portfolio B       45,178,305   49,032,474
Met Investors Neuberger Berman Real Estate Portfolio B       28,731,741   15,975,810
Met Investors Turner Mid-Cap Growth Portfolio B              28,052,782   15,676,554
Met Investors Goldman Sachs Mid-Cap Value Portfolio B        30,269,881   14,899,761
Met Investors Defensive Strategy Fund of Fund B              19,653,916        8,233
Met Investors Moderate Strategy Fund of Fund B              108,475,773            -
Met Investors Balance Strategy Fund of Fund B               319,466,438            -
Met Investors Growth Strategy Fund of Fund B                331,086,325            -
Met Investors Aggressive Strategy Fund of Fund B             76,282,865      523,310
Russell Multi-Style Equity Fund                                 891,064    8,510,797

(a) For the period from January 1, 2004 to November 19, 2004.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(7) PURCHASES AND SALES OF INVESTMENTS, CONTINUED:

                                                        Purchases      Sales
                                                       ------------ -----------
 Russell Aggressive Equity Fund                        $    452,264 $ 2,164,873
 Russell Non-US Fund                                        460,640   4,395,427
 Russell Core Bond Fund                                   1,754,702   6,641,022
 Russell Real Estate Securities Fund                        661,942   1,004,111
 AIM Premier Equity Fund                                  1,959,357  52,253,255
 (d) AIM Premier Equity Fund B                              123,949   1,404,203
 AIM Capital Appreciation Fund                              608,643   6,741,885
 AIM Capital Appreciation Fund B                            210,135     331,129
 AIM International Growth Fund                              491,152   1,314,387
 AIM International Growth Fund B                            214,659      37,207
 (d) Alliance Premier Growth Portfolio                      567,904  36,360,959
 (d) Alliance Premier Growth Portfolio B                 10,827,946  85,643,914
 Alliance Bernstein Real Estate Investment Portfolio      1,087,572   3,686,298
 Alliance Bernstein Real Estate Investment Portfolio B    5,682,798   7,235,034
 (d) Alliance Bernstein Small Cap Portfolio B               118,966   2,293,942
 (d) Alliance Bernstein Value Portfolio B                    35,297   1,204,722
 (d) Liberty Newport Tiger Fund, Variable Series                  -     648,671
 (d) Goldman Sachs Growth & Income Fund                       1,227   4,612,593
 (d) Goldman Sachs International Equity Fund                 10,784   2,010,438
 (d) Scudder II Dreman High Return Equity Portfolio          20,884     254,034
 Scudder II Small Cap Growth Portfolio                       29,582     420,418
 Scudder II Dreman Small Cap Value Portfolio                 86,358   2,360,803
 Scudder II Government Securities Portfolio                 294,286   1,050,769
 (d) MFS Bond Series                                         66,837   1,037,472
 (d) MFS Research Series                                    249,102  10,748,735
 (d) MFS Research Series B                                   23,180   1,444,648
 (d) MFS Emerging Growth Series                             192,371  12,100,944
 (d) MFS Emerging Growth Series B                           282,285   1,307,317
 MFS High Income Series                                   1,296,795   3,135,443
 MFS High Income Series B                                10,318,386   3,273,575
 (d) MFS Strategic Income Series                            131,814   1,795,217
 (d) MFS Strategic Income Series B                        1,146,944   6,569,769
 MFS Investors Trust Series                                 925,867   5,188,822
 MFS Investors Trust Series B                               444,829   5,558,777
 MFS New Discovery Series                                 1,412,934   1,822,591
 MFS New Discovery Series B                              10,918,482   1,174,286
 MetLife Davis Venture Value Fund A                       1,837,269     854,870
 MetLife Davis Venture Value Fund E                     157,629,335  83,318,232
 MetLife Harris Oakmark Focused Value Fund B             45,622,482  65,959,194
 MetLife Jennison Growth Portfolio B                     51,110,683  41,061,595
 MetLife MFS Investors Trust Series B                     8,673,671  14,401,904
 MetLife MFS Total Return Series A                        2,674,778     773,024
 MetLife MFS Total Return Series B                       18,177,071     940,057
 MetLife Capital Guardian U.S. Equity Series A          100,064,688   3,350,871

(d) For the period from January 1, 2004 to April 30, 2004.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(7) PURCHASES AND SALES OF INVESTMENTS, CONTINUED:

                                                      Purchases     Sales
                                                     ----------- -----------
   MetLife Capital Guardian U.S. Equity Series B     $33,872,090 $ 1,349,195
   MetLife Met/Putnam Voyager Portfolio A                 60,952     111,358
   MetLife Met/Putnam Voyager Portfolio B              3,941,915     338,320
   MetLife Putnam International Stock Class A            194,083      74,099
   MetLife Putnam International Stock Class B          2,433,188   4,479,300
   (d) MetLife MFS Research Series B                      78,866     206,692
   MetLife SSR Money Market Portfolio                 18,080,926  19,663,588
   MetLife Stock Index Portfolio B                    12,846,711   5,300,345
   MetLife SSR Bond Income Class A                    12,156,742   2,778,097
   MetLife SSR Bond Income Class B                     1,973,620           -
   MetLife SSR Aurora Class B                          4,467,685      32,046
   MetLife Franklin Templeton Small Cap Portfolio B    1,906,701     377,190
   MetLife Salomon Brothers Strategic Bond Class A     1,781,033     471,636
   MetLife Salomon Brothers Strategic Bond Class B     6,908,154   2,054,250
   MetLife T Rowe Price Small Cap Class A              5,314,707     776,264
   MetLife T Rowe Price Small Cap Class B              7,631,186     998,429
   MetLife T Rowe Price Large Cap Class A             17,160,678   2,017,066
   MetLife T Rowe Price Large Cap Class B             26,639,769     263,442
   Oppenheimer Capital Appreciation Fund                 708,371   2,818,119
   (d) Oppenheimer Main Street Growth & Income Fund      248,752   9,606,045
   (d) Oppenheimer High Income Fund                      254,535   3,287,675
   (d) Oppenheimer Bond Fund                           1,124,918  12,773,773
   (d) Oppenheimer Strategic Bond Fund                   244,692   3,549,961
   Putnam Growth & Income Fund                         1,002,696   5,284,714
   Putnam Growth & Income Fund B                       1,442,674     816,200
   (d) Putnam New Value Fund                             116,267   1,831,808
   (d) Putnam New Value Fund B                            30,029     747,223
   Putnam Vista Fund                                     218,017   1,221,092
   Putnam Vista Fund B                                   293,598     306,156
   Putnam International Growth Fund                      772,568   5,858,693
   Putnam International Equity B                         962,978  18,136,122
   (d) Putnam International New Opportunities Fund       110,244   2,149,616
   (d) Putnam International New Opportunities Fund B       7,515     315,132
   Putnam Equity Income B                              8,345,617     361,194
   (d) Templeton Global Income Securities Fund               200   1,273,962
   (d) Templeton Global Income Securities Fund B             596     464,694
   (d) Templeton Franklin Small Cap Fund                 412,346   5,454,346
   (d) Templeton Franklin Small Cap Fund B             1,264,228   7,136,582
   Templeton Growth Securities Fund                      357,246     497,745
   Templeton Growth Securities Fund B                     52,113     323,294
   Templeton Foreign Securities Fund                   2,193,317   3,153,900
   Templeton Foreign Securities Fund B                23,089,743   1,118,074
   Templeton Developing Markets Securities Fund          732,872   1,822,496
   Templeton Developing Markets Securities Fund B      6,299,391   1,277,011

(d) For the period from January 1, 2004 to April 30, 2004.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(7) PURCHASES AND SALES OF INVESTMENTS, CONTINUED:

                                                            Purchases        Sales
                                                          -------------- --------------
(d) Templeton Mutual Shares Securities Fund               $      472,543 $   11,394,517
(d) Templeton Mutual Shares Securities Fund B                  1,816,986     26,814,992
(d) Templeton Franklin Large Cap Growth Securities Fund              426      5,123,967
(d) Templeton Franklin Large Cap Growth Securities Fund B         23,324      6,563,378
Fidelity Growth Portfolio                                         87,621        415,944
Fidelity Growth Portfolio B                                   38,059,176      1,925,211
Fidelity Contrafund Portfolio                                    357,478        988,375
Fidelity Growth Opportunities Portfolio                           20,991        127,459
Fidelity Growth & Income Portfolio                                64,799        419,180
Fidelity Equity-Income Portfolio                                 257,206        573,594
Fidelity Equity-Income Portfolio B                             3,333,329      1,578,587
Fidelity High Income Portfolio B                                 262,677        250,580
(d) American Century Income & Growth Fund                      2,546,935     77,829,159
(d) American Century International Fund                            5,113        683,833
(d) American Century Value Fund                                  698,942     16,779,470
Dreyfus Stock Index Fund                                         396,316        511,087
Dreyfus Stock Index Fund B                                       104,075        471,996
(d) Dreyfus Disciplined Stock Portfolio                            9,885        124,045
(d) Dreyfus Disciplined Stock Portfolio B                              -        289,890
(d) Dreyfus Capital Appreciation Portfolio                       102,824      5,159,547
(d) Dreyfus Capital Appreciation Portfolio B                     956,306     20,656,699
(d) INVESCO Dynamics Fund                                        595,815     30,453,210
(d) INVESCO High Yield Fund                                      392,182      3,515,690
PIMCO High Yield Portfolio                                     1,462,564      2,077,806
PIMCO Low Duration Portfolio                                   4,621,489      5,999,048
PIMCO StocksPLUS Growth & Income Portfolio                       542,073        307,625
PIMCO Total Return Portfolio                                   4,034,442      5,413,314
(d) Scudder I International Portfolio                             85,028      2,540,703
(d) Scudder I International Portfolio B                          557,436     10,046,554
(d) First American Equity Income Class B                         171,102     17,504,233
                                                          -------------- --------------
                                                          $3,151,799,264 $2,280,820,911
                                                          ============== ==============

(d) For the period from January 1, 2004 to April 30, 2004.

(8) SUBSEQUENT EVENT
   On August 25, 2004, Metropolitan Life entered into an agreement to sell its wholly owned subsidiary, SSRM Holdings, Inc. (SSRM) and its subsidiaries State Street Research & Management Company and SSR Realty Advisors Inc. to BlackRock, Inc. Effective January 31, 2005, BlackRock Advisors, Inc. will replace State Street Research & Management Company as subadvisor to all portfolios, series or funds previously managed by State Street Research & Management Company.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


MetLife Investors Variable Annuity Account One (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                      As of December 31, 2004
                                                             -----------------------------------------
                                                                        Unit Fair Value/1/  Net Assets
                                                               Units    (lowest to highest)   (000)
                                                             ---------- ------------------- ----------
Met Investors Lord Abbett Growth & Income Portfolio          18,740,853  $13.84 to $45.35    $888,295
Met Investors Lord Abbett Growth & Income Portfolio B        11,000,097   51.21 to 47.10      525,784
Met Investors Lord Abbett Bond Debenture Portfolio            7,164,143   12.78 to 16.74      123,629
Met Investors Lord Abbett Bond Debenture Portfolio B         11,314,498   17.98 to 16.91      193,611
Met Investors Lord Abbett Growth Opportunity Portfolio        2,463,537   10.07 to 9.87        24,319
Met Investors Lord Abbett Growth Opportunity Portfolio B      3,423,646   10.00 to 9.57        33,593
Met Investors Lord Abbett Mid-Cap Value Portfolio             4,642,481   23.28 to 23.17      110,946
Met Investors Lord Abbett Mid-Cap Value Portfolio B           6,925,395   24.66 to 22.66      164,593
Met Investors Lord Abbett America's Value Portfolio B         2,316,906   14.07 to 13.81       32,408
Met Investors Met/Putnam Capital Opportunities Portfolio A    2,502,588    7.71 to 16.50       41,045
Met Investors Met/Putnam Capital Opportunities Portfolio B      218,194   15.54 to 14.07        3,536
(b) Met Investors Oppenheimer Capital Appreciation Portfolio  1,419,760       10.24            14,534
Met Investors Oppenheimer Capital Appreciation Portfolio B   16,146,569    8.37 to 8.22       133,569
Met Investors PIMCO Inflation Protected Bond Portfolio B      8,692,539   11.24 to 11.04       96,966
Met Investors PIMCO Money Market Portfolio B                  2,937,342   10.20 to 9.79        28,941
(b) Met Investors Janus Aggressive Growth Portfolio           3,095,338        9.89            30,611
Met Investors Janus Aggressive Growth Portfolio B            17,154,704    7.19 to 7.06       122,300
(b) Met Investors PIMCO Total Return Bond Portfolio           5,521,861   12.48 to 12.21       67,451
Met Investors PIMCO Total Return Bond Portfolio B            22,566,071   12.40 to 11.90      271,286
Met Investors PIMCO Innovation Portfolio B                    3,357,357    4.35 to 4.27        14,410
(b) Met Investors T Rowe Price Mid Cap Growth Portfolio       3,375,546    7.19 to 7.08        24,198
Met Investors T Rowe Price Mid Cap Growth Portfolio B        11,702,710    7.30 to 7.00        82,666
Met Investors MFS Research International Portfolio            3,665,586   15.82 to 11.09       57,353
Met Investors MFS Research International Portfolio B          9,223,092   11.48 to 11.01      102,510
Met Investors AIM Small Cap Growth Portfolio B                4,667,993   12.20 to 11.99       56,302
Met Investors AIM Mid Cap Core Equity Portfolio B             2,722,902   13.59 to 13.35       36,592
Met Investors Harris Oakmark International Portfolio B        6,954,807   13.99 to 13.75       96,252

                                                                      For the Year Ended December 31, 2004
                                                             -------------------------------------------------------
                                                               Investment     Expense Ratio/3/     Total Return/4/
                                                             Income Ratio/2/ (lowest to highest) (lowest/5/ to highest)
                                                             --------------  ------------------- --------------------
Met Investors Lord Abbett Growth & Income Portfolio               0.48%        0.85% to 1.80%      11.97% to 10.90%
Met Investors Lord Abbett Growth & Income Portfolio B             0.36%        0.75% to 2.35%      11.26% to 10.02%
Met Investors Lord Abbett Bond Debenture Portfolio                3.13%        0.85% to 1.80%       7.51% to 6.49%
Met Investors Lord Abbett Bond Debenture Portfolio B              2.89%        0.75% to 2.35%       7.00% to 5.65%
Met Investors Lord Abbett Growth Opportunity Portfolio            0.00%        0.85% to 1.40%      11.80% to 11.19%
Met Investors Lord Abbett Growth Opportunity Portfolio B          0.00%        0.75% to 1.90%      11.52% to 10.67%
Met Investors Lord Abbett Mid-Cap Value Portfolio                 0.51%        0.85% to 1.80%      23.77% to 22.59%
Met Investors Lord Abbett Mid-Cap Value Portfolio B               0.47%        0.75% to 1.90%      17.01% to 16.12%
Met Investors Lord Abbett America's Value Portfolio B             3.73%        0.75% to 1.90%      13.50% to 12.63%
Met Investors Met/Putnam Capital Opportunities Portfolio A        0.00%        0.85% to 1.40%      17.53% to 16.89%
Met Investors Met/Putnam Capital Opportunities Portfolio B        0.00%        0.75% to 1.90%      16.46% to 15.58%
(b) Met Investors Oppenheimer Capital Appreciation Portfolio      4.87%            1.40%                5.21%
Met Investors Oppenheimer Capital Appreciation Portfolio B        3.29%        1.30% to 2.35%       5.03% to 3.93%
Met Investors PIMCO Inflation Protected Bond Portfolio B          4.56%        1.30% to 2.35%       7.60% to 6.47%
Met Investors PIMCO Money Market Portfolio B                      0.65%        0.75% to 2.35%       0.02% to (1.70%)
(b) Met Investors Janus Aggressive Growth Portfolio               0.00%            1.40%                7.30%
Met Investors Janus Aggressive Growth Portfolio B                 0.00%        1.30% to 2.35%       7.04% to 5.92%
(b) Met Investors PIMCO Total Return Bond Portfolio               2.46%        0.85% to 1.40%       4.36% to 3.78%
Met Investors PIMCO Total Return Bond Portfolio B                 6.80%        0.75% to 2.35%       4.10% to 2.54%
Met Investors PIMCO Innovation Portfolio B                        0.08%        1.30% to 2.35%     (5.55%) to (6.54%)
(b) Met Investors T Rowe Price Mid Cap Growth Portfolio           0.00%        1.40% to 1.80%      16.51% to 16.04%
Met Investors T Rowe Price Mid Cap Growth Portfolio B             0.00%        0.75% to 2.35%      16.76% to 15.08%
Met Investors MFS Research International Portfolio                0.23%        0.85% to 1.80%      18.71% to 17.58%
Met Investors MFS Research International Portfolio B              0.27%        0.75% to 2.35%      15.31% to 16.78%
Met Investors AIM Small Cap Growth Portfolio B                    0.00%        1.30% to 2.35%       5.05% to 3.95%
Met Investors AIM Mid Cap Core Equity Portfolio B                 0.00%        1.30% to 2.35%      12.92% to 11.74%
Met Investors Harris Oakmark International Portfolio B            0.00%        1.30% to 2.35%      18.96% to 17.72%


(b) For the period from May 3, 2004 to December 31, 2004.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

/5/ Total return ratios related to the .75%, 1.30%, and 1.35% expense ratios are for the period from May 3, 2004 to December 31, 2004 unless otherwise noted.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                    As of December 31, 2004
                                                           -----------------------------------------
                                                                      Unit Fair Value/1/  Net Assets
                                                             Units    (lowest to highest)   (000)
                                                           ---------- ------------------- ----------
Met Investors Third Avenue Small Cap Value Portfolio B      6,296,258  $14.35 to $14.10    $ 89,472
(b) Met Investors Neuberger Berman Real Estate Portfolio B  1,552,403   12.87 to 12.75       19,879
(b) Met Investors Turner Mid-Cap Growth Portfolio B         1,457,917   11.16 to 11.04       16,169
(b) Met Investors Goldman Sachs Mid-Cap Value Portfolio B   1,750,355   12.02 to 11.90       20,910
(c) Met Investors Defensive Strategy Fund of Fund B         1,937,189   10.11 to 10.10       19,577
(c) Met Investors Moderate Strategy Fund of Fund B         10,636,014   10.23 to 10.22      108,760
(c) Met Investors Balance Strategy Fund of Fund B          31,037,036   10.40 to 10.38      322,474
(c) Met Investors Growth Strategy Fund of Fund B           31,746,255   10.61 to 10.59      336,537
(c) Met Investors Aggressive Strategy Fund of Fund B        7,251,678   10.69 to 10.68       77,491
Russell Multistyle Equity Fund                              3,502,648       11.19            39,186
Russell Aggressive Equity Fund                                691,249       12.74             8,807
Russell Non-US Fund                                         1,261,708       12.70            16,018
Russell Core Bond Fund                                      1,719,866       13.83            23,780
Russell Real Estate Securities Fund                           167,353       23.07             3,861
AIM Premier Equity Fund                                       134,949   10.75 to 10.59        1,443
AIM Capital Appreciation Fund                               2,698,592    6.06 to 11.03       28,901
AIM Capital Appreciation Fund B                                72,492   21.25 to 19.81          805
AIM International Growth Fund                                 469,799    7.86 to 12.18        5,689
AIM International Growth Fund B                                42,094   18.21 to 16.98          530
Alliance Real Estate Investment Portfolio                     762,560       18.96            14,459
Alliance Real Estate Investment Portfolio B                 2,356,884   20.86 to 20.41       44,359
Scudder II Small Cap Growth Portfolio                         212,686    9.02 to 8.89         1,918
Scudder II Dreman Small Cap Value Portfolio                   262,644   16.10 to 15.86        4,225
Scudder II Government Securities Portfolio                    166,555   13.46 to 13.26        2,237
MFS High Income Series                                        676,432       12.12             8,198
MFS High Income Series B                                    3,696,643   15.65 to 14.79       44,820
MFS Investors Trust Series                                  1,775,231       10.68            18,957
MFS Investors Trust Series B                                1,366,192   10.59 to 10.43       14,392
MFS New Discovery Series                                      982,516        7.52             7,388
MFS New Discovery Series B                                  6,740,984   14.57 to 13.99       51,776
MetLife Davis Venture Value Fund A                             96,358       31.50             3,035

                                                                    For the Year Ended December 31, 2004
                                                           -------------------------------------------------------
                                                             Investment     Expense Ratio/3/     Total Return/4/
                                                           Income Ratio/2/ (lowest to highest) (lowest/5/ to highest)
                                                           --------------  ------------------- --------------------
Met Investors Third Avenue Small Cap Value Portfolio B          1.28%        1.30% to 2.35%      24.87% to 23.56%
(b) Met Investors Neuberger Berman Real Estate Portfolio B      5.12%        1.00% to 2.35%      28.69% to 27.55%
(b) Met Investors Turner Mid-Cap Growth Portfolio B             0.00%        0.85% to 2.35%      11.57% to 10.47%
(b) Met Investors Goldman Sachs Mid-Cap Value Portfolio B       1.57%        0.85% to 2.35%      20.17% to 18.98%
(c) Met Investors Defensive Strategy Fund of Fund B             8.88%        1.30% to 2.35%       1.71% to 1.59%
(c) Met Investors Moderate Strategy Fund of Fund B              6.77%        1.30% to 2.35%       2.20% to 2.08%
(c) Met Investors Balance Strategy Fund of Fund B               5.05%        1.30% to 2.35%       2.91% to 2.79%
(c) Met Investors Growth Strategy Fund of Fund B                3.18%        1.30% to 2.35%       3.56% to 3.45%
(c) Met Investors Aggressive Strategy Fund of Fund B            1.17%        1.30% to 2.35%       3.79% to 3.67%
Russell Multistyle Equity Fund                                  0.76%            1.40%                8.28%
Russell Aggressive Equity Fund                                  0.16%            1.40%                13.13%
Russell Non-US Fund                                             1.87%            1.40%                16.65%
Russell Core Bond Fund                                          3.49%            1.40%                3.21%
Russell Real Estate Securities Fund                             2.57%            1.40%                33.01%
AIM Premier Equity Fund                                         0.03%        1.40% to 1.80%       4.30% to 3.88%
AIM Capital Appreciation Fund                                   0.00%        0.85% to 1.80%       5.72% to 4.72%
AIM Capital Appreciation Fund B                                 0.00%        1.30% to 1.90%       7.14% to 4.83%
AIM International Growth Fund                                   0.63%        0.85% to 1.80%      22.95% to 21.79%
AIM International Growth Fund B                                 0.62%        1.30% to 1.90%      18.13% to 17.66%
Alliance Real Estate Investment Portfolio                       2.33%            1.40%                33.74%
Alliance Real Estate Investment Portfolio B                     2.28%        1.30% to 1.90%      37.21% to 36.66%
Scudder II Small Cap Growth Portfolio                           0.00%        1.40% to 1.80%       9.48% to 9.04%
Scudder II Dreman Small Cap Value Portfolio                     0.93%        1.40% to 1.80%      24.27% to 23.77%
Scudder II Government Securities Portfolio                      3.82%        1.40% to 1.80%       2.31% to 1.90%
MFS High Income Series                                          4.85%            1.40%                7.63%
MFS High Income Series B                                        4.54%        1.30% to 1.90%       7.50% to 7.07%
MFS Investors Trust Series                                      0.66%            1.40%                9.80%
MFS Investors Trust Series B                                    0.47%        1.40% to 1.80%       9.58% to 9.14%
MFS New Discovery Series                                        0.00%            1.40%                5.03%
MFS New Discovery Series B                                      0.00%        1.30% to 1.90%       5.37% to 4.95%
MetLife Davis Venture Value Fund A                              0.56%            1.40%                10.80%


(b) For the period from May 3, 2004 to December 31, 2004.

(c) For the period from November 22, 2004 to December 31, 2004.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

/5/ Total return ratios related to the .75%, 1.30%, and 1.35% expense ratios are for the period from May 3, 2004 to December 31, 2004 unless otherwise noted.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                              As of December 31, 2004
                                                     -----------------------------------------
                                                                Unit Fair Value/1/  Net Assets
                                                       Units    (lowest to highest)   (000)
                                                     ---------- ------------------- ----------
MetLife Davis Venture Value Fund E                   22,734,313  $33.15 to $11.73    $271,120
MetLife Harris Oakmark Focused Value Fund B           6,638,629   15.14 to 14.88       99,304
MetLife Jennison Growth Portfolio B                   7,626,777   10.50 to 10.31       79,366
MetLife MFS Investors Trust Series B                  3,908,131    8.46 to 8.29        42,439
MetLife MFS Total Return Series A                       110,572       42.15             4,661
MetLife MFS Total Return Series B                     2,537,317   44.85 to 36.59       36,175
MetLife Capital Guardian U.S. Equity Series A         9,031,691   11.62 to 11.45      103,466
MetLife Capital Guardian U.S. Equity Series B         5,560,691   11.59 to 11.24       63,549
MetLife Met/Putnam Voyager Portfolio A                   75,528        4.51               341
MetLife Met/Putnam Voyager Portfolio B                  742,134    4.55 to 4.31         5,373
MetLife Putnam International Stock Class A               49,871        8.82               440
MetLife Putnam International Stock Class B              880,144   14.76 to 12.61       12,912
MetLife SSR Money Market Portfolio                    2,068,250   10.01 to 9.91        20,503
MetLife Stock Index Portfolio B                       3,058,217   11.39 to 11.19       34,453
(b) MetLife SSR Bond Income Class A                     208,616       47.26             9,860
(b) MetLife SSR Bond Income Class B                      44,502   45.83 to 40.31        1,979
(b) MetLife SSR Aurora Class B                          276,925   18.66 to 17.72        5,002
(b) MetLife Franklin Templeton Small Cap Portfolio B    173,767    9.79 to 9.58         1,692
(b) MetLife Salomon Brothers Strategic Bond Class A      69,596       20.23             1,408
(b) MetLife Salomon Brothers Strategic Bond Class B     265,613   21.13 to 18.80        5,212
(b) MetLife T Rowe Price Small Cap Class A              366,962   13.96 to 13.38        4,912
(b) MetLife T Rowe Price Small Cap Class B              545,205   13.89 to 12.69        7,174
(b) MetLife T Rowe Price Large Cap Class A            1,366,117   12.66 to 12.24       16,722
(b) MetLife T Rowe Price Large Cap Class B            2,396,951   12.59 to 11.73       28,961
Oppenheimer Capital Appreciation Fund                   535,465       14.23             7,620
Putnam Growth & Income Fund                           1,588,036       12.45            19,779
Putnam Growth & Income Fund B                           254,847   54.11 to 44.54        3,526
Putnam Vista Fund                                       489,421       11.70             5,726
Putnam Vista Fund B                                      76,783   14.13 to 13.47          890
Putnam International Growth Fund                      1,289,771       15.38            19,842
Putnam International Equity B                         2,458,899   15.25 to 15.02       37,340
Putnam Equity Income B                                  869,958   13.40 to 13.15       11,601

                                                              For the Year Ended December 31, 2004
                                                     -------------------------------------------------------
                                                       Investment     Expense Ratio/3/     Total Return/4/
                                                     Income Ratio/2/ (lowest to highest) (lowest/5/ to highest)
                                                     --------------  ------------------- --------------------
MetLife Davis Venture Value Fund E                        0.45%        0.75% to 2.35%      8.13% to 9.53%
MetLife Harris Oakmark Focused Value Fund B               0.00%        1.30% to 2.35%      8.23% to 7.10%
MetLife Jennison Growth Portfolio B                       0.01%        1.30% to 2.35%      7.53% to 6.40%
MetLife MFS Investors Trust Series B                      0.39%        0.75% to 1.90%      5.88% to 10.49%
MetLife MFS Total Return Series A                         2.97%            1.40%                9.70%
MetLife MFS Total Return Series B                         2.49%        0.75% to 1.90%      9.20% to 8.37%
MetLife Capital Guardian U.S. Equity Series A             0.23%        0.85% to 1.40%      8.37% to 7.77%
MetLife Capital Guardian U.S. Equity Series B             1.04%        0.75% to 1.90%      7.78% to 6.96%
MetLife Met/Putnam Voyager Portfolio A                    0.11%            1.40%                3.52%
MetLife Met/Putnam Voyager Portfolio B                    0.00%        0.75% to 1.90%      4.85% to 4.05%
MetLife Putnam International Stock Class A                1.14%            1.40%               16.55%
MetLife Putnam International Stock Class B                1.34%        0.75% to 1.90%     16.15% to 13.86%
MetLife SSR Money Market Portfolio                        0.99%        0.85% to 1.40%     0.13%  to (0.42%)
MetLife Stock Index Portfolio B                           0.77%        1.30% to 2.35%      8.85% to 7.71%
(b) MetLife SSR Bond Income Class A                       0.00%            1.40%                2.98%
(b) MetLife SSR Bond Income Class B                       0.00%        1.30% to 1.90%      2.82% to 2.21%
(b) MetLife SSR Aurora Class B                            0.00%        0.75% to 1.90%     13.66% to 12.13%
(b) MetLife Franklin Templeton Small Cap Portfolio B      0.00%        1.30% to 1.90%     10.79% to 10.35%
(b) MetLife Salomon Brothers Strategic Bond Class A       0.00%            1.40%                5.13%
(b) MetLife Salomon Brothers Strategic Bond Class B       0.00%        0.75% to 1.90%      5.67% to 5.66%
(b) MetLife T Rowe Price Small Cap Class A                0.00%        0.85% to 1.40%      10.14% to 9.54%
(b) MetLife T Rowe Price Small Cap Class B                0.00%        0.75% to 1.90%      9.97% to 6.26%
(b) MetLife T Rowe Price Large Cap Class A                0.00%        0.85% to 1.40%      8.99% to 8.40%
(b) MetLife T Rowe Price Large Cap Class B                0.00%        0.75% to 1.90%      8.99% to 8.00%
Oppenheimer Capital Appreciation Fund                     0.33%            1.40%                5.45%
Putnam Growth & Income Fund                               1.86%            1.40%                9.81%
Putnam Growth & Income Fund B                             1.49%        0.75% to 1.90%      9.02% to 8.19%
Putnam Vista Fund                                         0.00%            1.40%               17.25%
Putnam Vista Fund B                                       0.00%        1.30% to 1.90%     14.00% to 13.55%
Putnam International Growth Fund                          1.79%            1.40%               14.86%
Putnam International Equity B                             1.69%        1.40% to 1.80%     14.58% to 14.12%
Putnam Equity Income B                                    0.07%        0.75% to 1.90%      10.75% to 9.91%


(b) For the period from May 3, 2004 to December 31, 2004.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

/5 /Total return ratios related to the .75%, 1.30%, and 1.35% expense ratios are for the period from May 3, 2004 to December 31, 2004 unless otherwise noted.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                       As of December 31, 2004
                                               ----------------------------------------
                                                         Unit Fair Value/1/  Net Assets
                                                 Units   (lowest to highest)   (000)
                                               --------- ------------------- ----------
Templeton Growth Securities Fund                 196,015  $12.52 to $15.68    $ 3,058
Templeton Growth Securities Fund B               130,645   15.83 to 15.28       2,032
Templeton Foreign Securities Fund              1,377,712   10.44 to 11.01      15,157
Templeton Foreign Securities Fund B            3,503,286   28.26 to 24.42      40,437
Templeton Developing Markets Securities Fund     663,058       12.86            8,530
Templeton Developing Markets Securities Fund B 2,801,967    8.56 to 8.12       34,333
Fidelity Growth Portfolio                        188,866       11.63            2,196
Fidelity Growth Portfolio B                    3,922,798   53.20 to 47.68      50,560
Fidelity Contrafund Portfolio                    208,701       15.55            3,245
Fidelity Growth Opportunities Portfolio           52,541        8.69              457
Fidelity Growth & Income Portfolio               164,353       11.76            1,933
Fidelity Equity-Income Portfolio                 135,230       12.92            1,748
Fidelity Equity-Income Portfolio B               568,594   53.35 to 47.82       7,371
Fidelity High Income Portfolio B                  67,258   17.89 to 15.93         853
Dreyfus Stock Index Fund                          98,455        8.45              832
Dreyfus Stock Index Fund B                       318,000    8.36 to 8.24        2,645
PIMCO High Yield Portfolio                       332,838   12.95 to 12.44       4,216
PIMCO Low Duration Portfolio                     966,209   12.24 to 11.82      11,693
PIMCO StocksPLUS Growth & Income Portfolio       176,526   13.15 to 12.61       1,586
PIMCO Total Return Portfolio                   2,624,882   13.24 to 13.04      34,641

                                                        For the Year Ended December 31, 2004
                                               -------------------------------------------------------
                                                 Investment     Expense Ratio/3/     Total Return/4/
                                               Income Ratio/2/ (lowest to highest) (lowest/5/ to highest)
                                               --------------  ------------------- --------------------
Templeton Growth Securities Fund                    1.27%        0.85% to 1.40%      15.26% to 14.63%
Templeton Growth Securities Fund B                  1.19%        0.85% to 1.80%      15.04% to 13.95%
Templeton Foreign Securities Fund                   1.12%        0.85% to 1.40%      17.86% to 17.22%
Templeton Foreign Securities Fund B                 1.03%        0.75% to 1.90%      16.88% to 14.79%
Templeton Developing Markets Securities Fund        1.88%            1.40%                23.09%
Templeton Developing Markets Securities Fund B      1.77%        1.30% to 1.90%      22.95% to 22.46%
Fidelity Growth Portfolio                           0.27%            1.40%                1.94%
Fidelity Growth Portfolio B                         0.07%        1.30% to 1.90%       3.97% to 3.56%
Fidelity Contrafund Portfolio                       0.35%            1.40%                13.87%
Fidelity Growth Opportunities Portfolio             0.58%            1.40%                5.70%
Fidelity Growth & Income Portfolio                  0.94%            1.40%                4.32%
Fidelity Equity-Income Portfolio                    1.61%            1.40%                9.98%
Fidelity Equity-Income Portfolio B                  1.29%        1.30% to 1.90%       9.20% to 8.76%
Fidelity High Income Portfolio B                    7.94%        1.30% to 1.90%       7.72% to 7.33%
Dreyfus Stock Index Fund                            1.75%            1.40%                9.10%
Dreyfus Stock Index Fund B                          1.39%        1.40% to 1.80%       8.81% to 8.38%
PIMCO High Yield Portfolio                          6.55%        1.30% to 1.90%       8.48% to 8.05%
PIMCO Low Duration Portfolio                        1.40%        1.30% to 1.90%       0.64% to 0.24%
PIMCO StocksPLUS Growth & Income Portfolio          1.76%        1.30% to 1.90%       9.18% to 8.75%
PIMCO Total Return Portfolio                        2.42%        1.40% to 1.80%       3.39% to 2.97%

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

/5 /Total return ratios related to the .75%, 1.30%, and 1.35% expense ratios are for the period from May 3, 2004 to December 31, 2004 unless otherwise noted.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


MetLife Investors Variable Annuity Account One (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                      As of December 31, 2003
                                                             -----------------------------------------
                                                                        Unit Fair Value/1/  Net Assets
                                                               Units    (lowest to highest)   (000)
                                                             ---------- ------------------- ----------
Met Investors Lord Abbett Growth & Income Portfolio          18,771,448  $12.36 to $43.37    $800,649
Met Investors Lord Abbett Growth & Income Portfolio B         9,363,008   43.71 to 42.81      402,273
Met Investors Lord Abbett Bond Debenture Portfolio            8,396,380   11.88 to 16.21      135,472
Met Investors Lord Abbett Bond Debenture Portfolio B         11,742,378   16.34 to 16.00      188,209
Met Investors Lord Abbett Growth Opportunity Portfolio        2,871,788    9.01 to 8.87        25,492
Met Investors Lord Abbett Growth Opportunity Portfolio B      2,907,821    8.93 to 8.70        25,660
Met Investors Lord Abbett Mid-Cap Value Portfolio             4,355,601   18.81 to 19.45       84,661
Met Investors Lord Abbett Mid-Cap Value Portfolio B           4,728,174   19.60 to 19.11       91,444
(f) Met Investors Lord Abbett America's Value Portfolio B       448,416   12.04 to 11.96        5,385
Met Investors JP Morgan Quality Bond Portfolio                5,101,736   13.01 to 14.78       75,368
Met Investors JP Morgan Quality Bond Portfolio B              3,511,672   14.90 to 14.52       51,492
Met Investors JP Morgan Select Equity Portfolio               7,321,298    9.03 to 15.21      110,888
Met Investors JP Morgan Select Equity Portfolio B               590,907   15.32 to 14.94        8,933
Met Investors JP Morgan Small Cap Stock Portfolio             3,125,344    6.56 to 14.12       43,896
Met Investors Met/Putnam Capital Opportunities Portfolio B      182,817   14.22 to 13.87        2,564
Met Investors Met/Putnam Research Portfolio B                 2,466,985    7.73 to 7.67        18,890
Met Investors Oppenheimer Capital Appreciation Portfolio B   15,380,749    7.97 to 7.91       121,536
(f) Met Investors PIMCO Inflation Protected Bond Portfolio B  7,706,190   10.44 to 10.37       80,239
Met Investors PIMCO Money Market Portfolio B                  3,952,789   10.17 to 9.96        39,337
Met Investors Janus Aggressive Growth Portfolio B             8,421,303    6.72 to 6.67        56,085
Met Investors PIMCO Total Return Bond Portfolio B            16,389,544   11.69 to 11.61      190,243
Met Investors PIMCO Innovation Portfolio B                    1,767,899    4.60 to 4.57         8,066
Met Investors T Rowe Price Mid Cap Growth Portfolio B        11,428,214    6.18 to 6.09        69,509
(g) Met Investors MFS Research International Portfolio        3,732,644   13.33 to 13.28       49,571
Met Investors MFS Research International Portfolio B          3,903,399    9.58 to 9.43        36,781
Met Investors AIM Small Cap Growth Portfolio B                3,833,712   11.61 to 11.53       44,193
Met Investors AIM Mid Cap Core Equity Portfolio B             3,736,086   12.03 to 11.95       44,639

                                                                      For the Year Ended December 31, 2003
                                                             ------------------------------------------------------
                                                               Investment     Expense Ratio/3/     Total Return/4/
                                                             Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                             --------------  ------------------- -------------------
Met Investors Lord Abbett Growth & Income Portfolio               1.07%        0.85% to 1.40%     29.95% to 29.24%
Met Investors Lord Abbett Growth & Income Portfolio B             0.82%        0.85% to 2.35%     29.63% to 23.90%
Met Investors Lord Abbett Bond Debenture Portfolio                1.66%        0.85% to 1.40%     18.51% to 17.86%
Met Investors Lord Abbett Bond Debenture Portfolio B              2.45%        0.85% to 2.35%     18.15% to 8.88%
Met Investors Lord Abbett Growth Opportunity Portfolio            0.00%        0.85% to 1.40%     35.28% to 34.54%
Met Investors Lord Abbett Growth Opportunity Portfolio B          0.00%        0.85% to 1.80%     34.56% to 33.29%
Met Investors Lord Abbett Mid-Cap Value Portfolio                 0.70%        0.85% to 1.40%     25.09% to 24.41%
Met Investors Lord Abbett Mid-Cap Value Portfolio B               0.70%        0.85% to 1.80%     24.81% to 23.63%
(f) Met Investors Lord Abbett America's Value Portfolio B         4.96%        0.85% to 1.80%     20.37% to 19.61%
Met Investors JP Morgan Quality Bond Portfolio                    3.66%        0.85% to 1.40%      3.11% to 2.55%
Met Investors JP Morgan Quality Bond Portfolio B                  4.98%        0.85% to 1.80%      2.88% to 1.91%
Met Investors JP Morgan Select Equity Portfolio                   0.59%        0.85% to 1.40%     32.37% to 31.64%
Met Investors JP Morgan Select Equity Portfolio B                 0.45%        0.85% to 1.80%     32.07% to 30.83%
Met Investors JP Morgan Small Cap Stock Portfolio                 0.00%        0.85% to 1.40%     27.64% to 26.94%
Met Investors Met/Putnam Capital Opportunities Portfolio B        0.00%        0.85% to 1.80%     27.19% to 25.99%
Met Investors Met/Putnam Research Portfolio B                     0.00%        1.30% to 2.35%     20.26% to 19.42%
Met Investors Oppenheimer Capital Appreciation Portfolio B        0.00%        1.30% to 2.35%     21.75% to 20.90%
(f) Met Investors PIMCO Inflation Protected Bond Portfolio B      0.69%        1.30% to 2.35%      4.43% to 3.70%
Met Investors PIMCO Money Market Portfolio B                      0.43%        0.85% to 2.35%    (0.42%) to (1.33%)
Met Investors Janus Aggressive Growth Portfolio B                 0.00%        1.30% to 2.35%     22.00% to 21.15%
Met Investors PIMCO Total Return Bond Portfolio B                 1.52%        1.30% to 2.35%     0.64% to (0.06%)
Met Investors PIMCO Innovation Portfolio B                        0.00%        1.30% to 2.35%     39.26% to 38.29%
Met Investors T Rowe Price Mid Cap Growth Portfolio B             0.00%        0.85% to 2.35%     35.48% to 27.90%
(g) Met Investors MFS Research International Portfolio            0.48%        0.85% to 1.40%     33.30% to 32.80%
Met Investors MFS Research International Portfolio B              0.91%        0.85% to 2.35%     30.93% to 28.59%
Met Investors AIM Small Cap Growth Portfolio B                    0.00%        1.30% to 2.35%     33.33% to 32.40%
Met Investors AIM Mid Cap Core Equity Portfolio B                 1.56%        1.30% to 2.35%     23.70% to 22.83%

(f) For the period from May 1, 2003 to December 31, 2003.

(g) For the period from April 25, 2003 to December 31, 2003.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2003
                                                       ----------------------------------------
                                                                 Unit Fair Value/1/  Net Assets
                                                         Units   (lowest to highest)   (000)
                                                       --------- ------------------- ----------
Met Investors Harris Oakmark International Portfolio B 6,077,658  $11.76 to $11.68    $70,998
Met Investors Third Avenue Small Cap Value Portfolio B 6,229,319   11.49 to 11.41      71,163
Russell Multi-Style Equity Fund                        4,207,248       10.33           43,469
Russell Aggressive Equity Fund                           855,054       11.26            9,630
Russell Non-US Fund                                    1,617,799       10.88           17,607
Russell Core Bond Fund                                 2,133,352       13.40           28,580
Russell Real Estate Securities Fund                      197,639       17.34            3,428
AIM Premier Equity Fund                                5,245,692    6.17 to 10.20      52,603
AIM Premier Equity Fund B                                139,052    6.14 to 10.15       1,310
AIM Capital Appreciation Fund                          3,257,668    5.74 to 10.54      33,285
AIM Capital Appreciation Fund B                           83,665   10.61 to 10.50         886
AIM International Growth Fund                            543,337    6.39 to 10.00       5,386
AIM International Growth Fund B                           26,476   10.06 to 9.95          266
Alliance Premier Growth Portfolio                      3,417,300       10.67           36,450
Alliance Premier Growth Portfolio B                    7,263,147   10.59 to 10.48      76,722
Alliance Bernstein Real Estate Investment Portfolio      936,692       14.18           13,280
Alliance Bernstein Real Estate Investment Portfolio B  2,455,396   14.10 to 13.95      34,523
Alliance Bernstein Small Cap Portfolio B                 151,142   14.23 to 14.08       2,147
Alliance Bernstein Value Portfolio B                     107,576   10.85 to 10.73       1,164
Liberty Newport Tiger Fund, Variable Series               54,143   12.04 to 11.91         652
Goldman Sachs Growth & Income Fund                       485,499    9.28 to 9.18        4,506
Goldman Sachs International Equity Fund                  194,909   10.48 to 10.37       2,042
Scudder II Dreman High Return Equity Portfolio            18,967       12.47              237
Scudder II Small Cap Growth Portfolio                    256,266    8.24 to 8.15        2,111
Scudder II Dreman Small Cap Value Portfolio              425,796   12.95 to 12.81       5,514
Scudder II Government Securities Portfolio               228,371   13.15 to 13.01       3,000
MFS Bond Series                                           74,664       13.62            1,017
MFS Research Series                                    1,049,818        9.93           10,422
MFS Research Series B                                    143,411    9.87 to 9.76        1,410
MFS Emerging Growth Series                             1,168,700       10.06           11,753
MFS Emerging Growth Series B                             102,277   10.00 to 9.89        1,019
MFS High Income Series                                   863,525       11.26            9,724

                                                                For the Year Ended December 31, 2003
                                                       ------------------------------------------------------
                                                         Investment     Expense Ratio/3/     Total Return/4/
                                                       Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                       --------------  ------------------- -------------------
Met Investors Harris Oakmark International Portfolio B      1.78%        1.30% to 2.35%     34.41% to 33.47%
Met Investors Third Avenue Small Cap Value Portfolio B      0.48%        1.30% to 2.35%     35.61% to 34.67%
Russell Multi-Style Equity Fund                             0.75%            1.40%               27.07%
Russell Aggressive Equity Fund                              0.10%            1.40%               43.58%
Russell Non-US Fund                                         2.61%            1.40%               36.86%
Russell Core Bond Fund                                      3.43%            1.40%               4.68%
Russell Real Estate Securities Fund                         5.25%            1.40%               35.30%
AIM Premier Equity Fund                                     0.30%        0.85% to 1.80%     24.02% to 24.02%
AIM Premier Equity Fund B                                   0.29%        0.85% to 1.80%     23.77% to 23.77%
AIM Capital Appreciation Fund                               0.00%        0.85% to 1.80%     28.42% to 28.42%
AIM Capital Appreciation Fund B                             0.00%        1.40% to 1.80%     27.39% to 27.39%
AIM International Growth Fund                               0.52%        0.85% to 1.80%     27.97% to 27.97%
AIM International Growth Fund B                             0.59%        1.40% to 1.80%     26.81% to 26.81%
Alliance Premier Growth Portfolio                           0.00%            1.40%               21.95%
Alliance Premier Growth Portfolio B                         0.00%        1.40% to 1.80%     21.65% to 21.17%
Alliance Bernstein Real Estate Investment Portfolio         2.65%            1.40%               37.36%
Alliance Bernstein Real Estate Investment Portfolio B       2.46%        1.40% to 1.80%     37.09% to 36.55%
Alliance Bernstein Small Cap Portfolio B                    0.56%        1.40% to 1.80%     38.94% to 38.38%
Alliance Bernstein Value Portfolio B                        0.77%        1.40% to 1.80%     26.68% to 26.17%
Liberty Newport Tiger Fund, Variable Series                 2.38%        1.40% to 1.80%     42.78% to 42.21%
Goldman Sachs Growth & Income Fund                          1.25%        1.40% to 1.80%     22.63% to 22.14%
Goldman Sachs International Equity Fund                     4.02%        1.40% to 1.80%     33.61% to 33.08%
Scudder II Dreman High Return Equity Portfolio              1.70%            1.40%               30.09%
Scudder II Small Cap Growth Portfolio                       0.00%        1.40% to 1.80%     31.10% to 30.57%
Scudder II Dreman Small Cap Value Portfolio                 1.16%        1.40% to 1.80%     40.06% to 39.50%
Scudder II Government Securities Portfolio                  3.00%        1.40% to 1.80%      0.84% to 0.43%
MFS Bond Series                                             6.57%            1.40%               7.82%
MFS Research Series                                         0.67%            1.40%               22.97%
MFS Research Series B                                       0.41%        1.40% to 1.80%     22.64% to 22.15%
MFS Emerging Growth Series                                  0.00%            1.40%               28.42%
MFS Emerging Growth Series B                                0.00%        1.40% to 1.80%     28.13% to 27.62%
MFS High Income Series                                      4.03%            1.40%               16.32%



/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                           As of December 31, 2003
                                                  -----------------------------------------
                                                             Unit Fair Value/1/  Net Assets
                                                    Units    (lowest to highest)   (000)
                                                  ---------- ------------------- ----------
MFS High Income Series B                           3,231,922  $11.17 to $11.05    $ 36,025
MFS Strategic Income Series                          136,455       12.75             1,740
MFS Strategic Income Series B                        454,865   12.67 to 12.53        5,752
MFS Investors Trust Series                         2,198,563        9.73            21,381
MFS Investors Trust Series B                       1,879,424    9.66 to 9.56        18,094
MFS New Discovery Series                           1,036,706        7.16             7,422
MFS New Discovery Series B                         5,468,948    7.12 to 7.04        38,808
(f)MetLife Davis Venture Value Fund A                 62,347       28.43             1,773
MetLife Davis Venture Value Fund E                15,387,994   10.87 to 10.71      164,778
MetLife Harris Oakmark Focused Value Fund B        7,973,293   13.99 to 13.89      110,604
MetLife Jennison Growth Portfolio B                6,208,252    9.76 to 9.69        60,266
MetLife MFS Investors Trust Series B               4,446,377   10.02 to 9.86        44,104
(f) MetLife MFS Total Return Series A                 64,286       38.42             2,470
MetLife MFS Total Return Series B                  1,580,751   10.60 to 10.43       16,645
(f) MetLife Capital Guardian U.S. Equity Series A    239,843   10.73 to 10.63        2,550
MetLife Capital Guardian U.S. Equity Series B      2,554,779   10.69 to 10.52       27,086
MetLife Met/Putnam Voyager Portfolio A                86,409        4.36               377
(f) MetLife Met/Putnam Voyager Portfolio B           126,300   11.78 to 11.70        1,484
MetLife Putnam International Stock A                  34,170        7.57               259
(f) MetLife Putnam International Stock B           1,039,796   12.67 to 12.59       13,121
(f) MetLife MFS Research B                            10,807   11.83 to 11.80          128
(g) MetLife SSR Money Market Portfolio             2,219,930    9.99 to 9.96        22,100
MetLife Stock Index Portfolio B                    2,324,078   10.46 to 10.39       24,134
Oppenheimer Capital Appreciation Fund                685,140       13.50             9,247
Oppenheimer Main Street Growth & Income Fund         955,112        9.88             9,438
Oppenheimer High Income Fund                         275,782       11.42             3,151
Oppenheimer Bond Fund                                942,696       12.88            12,144
Oppenheimer Strategic Bond Fund                      260,052       13.29             3,454
Putnam Growth & Income Fund                        1,966,880       11.34            22,308
Putnam Growth & Income Fund B                        232,335   11.30 to 11.14        2,613
Putnam New Value Fund                                122,841       13.98             1,717
Putnam New Value Fund B                               51,847   13.88 to 13.73          717

                                                           For the Year Ended December 31, 2003
                                                  ------------------------------------------------------
                                                    Investment     Expense Ratio/3/     Total Return/4/
                                                  Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                  --------------  ------------------- -------------------
MFS High Income Series B                               3.55%        1.40% to 1.80%     16.06% to 15.60%
MFS Strategic Income Series                            5.36%            1.40%               8.85%
MFS Strategic Income Series B                          4.47%        1.40% to 1.80%      8.57% to 8.13%
MFS Investors Trust Series                             0.67%            1.40%               20.45%
MFS Investors Trust Series B                           0.47%        1.40% to 1.80%     20.14% to 19.66%
MFS New Discovery Series                               0.00%            1.40%               31.86%
MFS New Discovery Series B                             0.00%        1.40% to 1.80%     31.58% to 31.05%
(f)MetLife Davis Venture Value Fund A                  0.00%            1.40%               26.06%
MetLife Davis Venture Value Fund E                     0.24%        0.85% to 2.35%     29.63% to 25.13%
MetLife Harris Oakmark Focused Value Fund B            0.05%        1.30% to 2.35%     27.88% to 26.99%
MetLife Jennison Growth Portfolio B                    0.15%        1.30% to 2.35%     20.98% to 20.13%
MetLife MFS Investors Trust Series B                   0.21%        0.85% to 1.80%     20.50% to 19.36%
(f) MetLife MFS Total Return Series A                  0.00%            1.40%               12.83%
MetLife MFS Total Return Series B                      1.16%        0.85% to 1.80%     15.74% to 14.65%
(f) MetLife Capital Guardian U.S. Equity Series A      0.00%        0.85% to 1.40%     26.31% to 25.85%
MetLife Capital Guardian U.S. Equity Series B          0.42%        0.85% to 1.80%     36.28% to 35.00%
MetLife Met/Putnam Voyager Portfolio A                 0.00%            1.40%               24.16%
(f) MetLife Met/Putnam Voyager Portfolio B             0.00%        0.85% to 1.80%     17.75% to 17.01%
MetLife Putnam International Stock A                   0.68%            1.40%               26.26%
(f) MetLife Putnam International Stock B               0.00%        0.85% to 1.80%     26.69% to 25.89%
(f) MetLife MFS Research B                             0.00%        1.40% to 1.80%     18.29% to 17.97%
(g) MetLife SSR Money Market Portfolio                 0.83%        0.85% to 1.40%    (0.07%) to (0.45%)
MetLife Stock Index Portfolio B                        1.36%        1.30% to 2.35%     21.24% to 20.39%
Oppenheimer Capital Appreciation Fund                  0.36%            1.40%               29.13%
Oppenheimer Main Street Growth & Income Fund           0.98%            1.40%               24.96%
Oppenheimer High Income Fund                           7.03%            1.40%               22.24%
Oppenheimer Bond Fund                                  5.59%            1.40%               5.29%
Oppenheimer Strategic Bond Fund                        6.23%            1.40%               16.43%
Putnam Growth & Income Fund                            2.11%            1.40%               25.92%
Putnam Growth & Income Fund B                          1.47%        0.85% to 1.80%     23.55% to 25.11%
Putnam New Value Fund                                  1.60%            1.40%               31.02%
Putnam New Value Fund B                                1.44%        1.40% to 1.80%     30.64% to 30.12%


(f) For the period from May 1, 2003 to December 31, 2003.

(g) For the period from April 25, 2003 to December 31, 2003.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                              As of December 31, 2003
                                                      ----------------------------------------
                                                                Unit Fair Value/1/  Net Assets
                                                        Units   (lowest to highest)   (000)
                                                      --------- ------------------- ----------
Putnam Vista Fund                                       577,447       $9.98          $ 5,763
Putnam Vista Fund B                                      77,286    9.92 to 9.81          764
Putnam International Growth Fund                      1,670,509       13.39           22,374
Putnam International Equity B                         3,747,457   13.31 to 13.16      49,727
Putnam International New Opportunities Fund             189,171       10.96            2,073
Putnam International New Opportunities Fund B            28,689   10.88 to 10.76         311
(f) Putnam Equity Income B                              214,736   12.08 to 12.01       2,589
Templeton Global Income Securities Fund                  87,702   15.64 to 14.73       1,294
Templeton Global Income Securities Fund B                32,185   14.85 to 14.47         472
Templeton Franklin Small Cap Fund                       434,425    5.82 to 11.69       4,997
Templeton Franklin Small Cap Fund B                     504,047   11.78 to 11.48       5,848
Templeton Growth Securities Fund                        206,104   10.86 to 13.68       2,802
Templeton Growth Securities Fund B                      149,398   13.76 to 13.41       2,030
Templeton Foreign Securities Fund                     1,473,977    8.86 to 9.39       13,833
Templeton Foreign Securities Fund B                   1,424,848    9.47 to 9.24       13,302
Templeton Developing Markets Securities Fund            768,313       10.45            8,030
Templeton Developing Markets Securities Fund B        2,245,737   10.36 to 10.25      23,210
Templeton Mutual Shares Securities Fund                 810,909       13.22           10,724
Templeton Mutual Shares Securities Fund B             1,874,994   13.25 to 12.99      24,551
Templeton Franklin Large Cap Growth Securities Fund     407,506    8.20 to 12.69       5,091
Templeton Franklin Large Cap Growth Securities Fund B   514,511   12.80 to 12.48       6,510
Fidelity Growth Portfolio                               216,529       11.40            2,469
Fidelity Growth Portfolio B                           1,074,596   11.33 to 11.21      12,140
Fidelity Contrafund Portfolio                           252,860       13.65            3,452
Fidelity Growth Opportunities Portfolio                  65,087        8.22              535
Fidelity Growth & Income Portfolio                      195,123       11.27            2,200
Fidelity Equity-Income Portfolio                        162,472       11.75            1,909
Fidelity Equity-Income Portfolio B                      434,304   11.67 to 11.55       5,049
Fidelity High Income Portfolio B                         72,582   11.49 to 11.37         832
American Century Income & Growth Fund                 9,076,545    8.34 to 8.25       75,518
American Century International Fund                      97,659    6.93 to 6.85          676
American Century Value Fund                           1,165,849   13.62 to 13.47      15,832

                                                               For the Year Ended December 31, 2003
                                                      ------------------------------------------------------
                                                        Investment     Expense Ratio/3/     Total Return/4/
                                                      Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                      --------------  ------------------- -------------------
Putnam Vista Fund                                          0.00%            1.40%               31.57%
Putnam Vista Fund B                                        0.00%        1.40% to 1.80%     31.32% to 30.79%
Putnam International Growth Fund                           1.11%            1.40%               27.10%
Putnam International Equity B                              0.80%        1.40% to 1.80%     26.74% to 26.24%
Putnam International New Opportunities Fund                0.60%            1.40%               31.74%
Putnam International New Opportunities Fund B              0.34%        1.40% to 1.80%     31.36% to 30.83%
(f) Putnam Equity Income B                                 0.55%        0.85% to 1.80%     20.82% to 20.05%
Templeton Global Income Securities Fund                    7.50%        0.85% to 1.40%     21.68% to 21.01%
Templeton Global Income Securities Fund B                  7.62%        0.85% to 1.80%     21.40% to 20.25%
Templeton Franklin Small Cap Fund                          0.00%        0.85% to 1.40%     36.44% to 35.70%
Templeton Franklin Small Cap Fund B                        0.00%        0.85% to 1.80%     36.08% to 34.80%
Templeton Growth Securities Fund                           1.67%        0.85% to 1.40%     31.50% to 30.78%
Templeton Growth Securities Fund B                         1.58%        0.85% to 1.80%     31.02% to 29.78%
Templeton Foreign Securities Fund                          1.89%        0.85% to 1.40%     31.43% to 30.71%
Templeton Foreign Securities Fund B                        1.54%        0.85% to 1.80%     31.09% to 29.86%
Templeton Developing Markets Securities Fund               1.35%            1.40%               51.60%
Templeton Developing Markets Securities Fund B             1.16%        1.40% to 1.80%     50.87% to 50.27%
Templeton Mutual Shares Securities Fund                    1.13%            1.40%               23.74%
Templeton Mutual Shares Securities Fund B                  1.02%        0.85% to 1.80%     24.09% to 22.92%
Templeton Franklin Large Cap Growth Securities Fund        0.75%        0.85% to 1.40%     26.06% to 25.37%
Templeton Franklin Large Cap Growth Securities Fund B      0.71%        0.85% to 1.80%     25.87% to 24.68%
Fidelity Growth Portfolio                                  0.29%            1.40%               31.00%
Fidelity Growth Portfolio B                                0.05%        1.40% to 1.80%     30.70% to 30.18%
Fidelity Contrafund Portfolio                              0.46%            1.40%               26.68%
Fidelity Growth Opportunities Portfolio                    0.83%            1.40%               28.07%
Fidelity Growth & Income Portfolio                         1.23%            1.40%               22.05%
Fidelity Equity-Income Portfolio                           1.81%            1.40%               28.52%
Fidelity Equity-Income Portfolio B                         1.29%        1.40% to 1.80%     28.22% to 27.71%
Fidelity High Income Portfolio B                           3.28%        1.40% to 1.80%     24.99% to 24.49%
American Century Income & Growth Fund                      1.25%        1.40% to 1.80%     27.56% to 27.05%
American Century International Fund                        0.69%        1.40% to 1.80%     22.78% to 22.29%
American Century Value Fund                                1.12%        1.40% to 1.80%     27.17% to 26.66%



(f) For the period from May 1, 2003 to December 31, 2003.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                   As of December 31, 2003
                                           ----------------------------------------
                                                     Unit Fair Value/1/  Net Assets
                                             Units   (lowest to highest)   (000)
                                           --------- ------------------- ----------
Dreyfus Stock Index Fund                     113,629       $7.75          $   880
Dreyfus Stock Index Fund B                   366,131    7.69 to 7.60        2,802
Dreyfus Disciplined Stock Portfolio           15,866        7.33              116
Dreyfus Disciplined Stock Portfolio B         40,455    7.29 to 7.21          294
Dreyfus Capital Appreciation Portfolio       576,959        8.69            5,014
Dreyfus Capital Appreciation Portfolio B   2,272,305    8.62 to 8.53       19,535
INVESCO Dynamics Fund                      4,482,774    6.57 to 6.50       29,396
INVESCO High Yield Fund                      388,682    8.88 to 8.78        3,442
PIMCO High Yield Portfolio                   406,399   11.76 to 11.63       4,769
PIMCO Low Duration Portfolio               1,080,533   12.09 to 11.96      13,038
PIMCO StocksPLUS Growth & Income Portfolio   150,319    8.20 to 8.11        1,229
PIMCO Total Return Portfolio               2,785,578   12.81 to 12.67      35,590
Scudder I International Portfolio            394,176        6.21            2,446
Scudder I International Portfolio B        1,525,929    6.19 to 6.12        9,409
First American Equity Income Class B       1,289,863       13.40           17,287

                                                    For the Year Ended December 31, 2003
                                           ------------------------------------------------------
                                             Investment     Expense Ratio/3/     Total Return/4/
                                           Income Ratio/2/ (lowest to highest) (lowest to highest)
                                           --------------  ------------------- -------------------
Dreyfus Stock Index Fund                        1.48%            1.40%               26.58%
Dreyfus Stock Index Fund B                      1.20%        1.40% to 1.80%     26.28% to 25.77%
Dreyfus Disciplined Stock Portfolio             0.82%            1.40%               21.81%
Dreyfus Disciplined Stock Portfolio B           0.65%        1.40% to 1.80%     21.60% to 21.11%
Dreyfus Capital Appreciation Portfolio          1.35%            1.40%               19.49%
Dreyfus Capital Appreciation Portfolio B        1.23%        1.40% to 1.80%     19.15% to 18.67%
INVESCO Dynamics Fund                           0.00%        1.40% to 1.80%     35.91% to 35.37%
INVESCO High Yield Fund                         5.91%        1.40% to 1.80%     23.30% to 22.81%
PIMCO High Yield Portfolio                      7.11%        1.40% to 1.80%     21.23% to 20.74%
PIMCO Low Duration Portfolio                    1.84%        1.40% to 1.80%      0.93% to 0.52%
PIMCO StocksPLUS Growth & Income Portfolio      2.20%        1.40% to 1.80%     28.57% to 28.06%
PIMCO Total Return Portfolio                    2.86%        1.40% to 1.80%      3.60% to 3.18%
Scudder I International Portfolio               0.78%            1.40%               25.98%
Scudder I International Portfolio B             0.56%        1.40% to 1.80%     25.75% to 25.24%
First American Equity Income Class B            1.93%            1.40%               25.28%

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


MetLife Investors Variable Annuity Account One (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                    As of December 31, 2002
                                                           -----------------------------------------
                                                                      Unit Fair Value/1/  Net Assets
                                                             Units    (lowest to highest)   (000)
                                                           ---------- ------------------- ----------
Met Investors Lord Abbett Growth & Income Portfolio        17,897,751   $9.51 to $33.56    $590,260
Met Investors Lord Abbett Growth & Income Portfolio B       4,898,490   33.02 to 33.72      163,632
Met Investors Lord Abbett Bond Debenture Portfolio          9,227,722   10.03 to 13.76      126,317
Met Investors Lord Abbett Bond Debenture Portfolio B        4,399,370   13.54 to 13.83       60,215
Met Investors Lord Abbett Developing Growth Portfolio       2,519,957    4.97 to 7.44        18,528
Met Investors Lord Abbett Developing Growth Portfolio B       574,459    7.36 to 7.48         4,264
Met Investors Lord Abbett Growth Opportunity Portfolio        255,061    6.60 to 6.66         1,682
Met Investors Lord Abbett Growth Opportunity Portfolio B    1,958,110    6.53 to 6.63        12,895
Met Investors Lord Abbett Mid-Cap Value Portfolio           4,412,314   15.03 to 15.63       68,903
Met Investors Lord Abbett Mid-Cap Value Portfolio B         3,054,810   15.46 to 15.71       47,589
Met Investors JP Morgan Enhanced Index Portfolio            7,887,616    6.15 to 12.71       99,052
Met Investors JP Morgan Enhanced Index Portfolio B            324,968   12.57 to 12.77        4,113
Met Investors JP Morgan International Equity Portfolio      5,302,229    5.30 to 8.69        45,832
Met Investors JP Morgan International Equity Portfolio B      173,545    8.59 to 8.73         1,503
Met Investors JP Morgan Quality Bond Portfolio              6,122,575   12.62 to 14.41       88,109
Met Investors JP Morgan Quality Bond Portfolio B            1,951,438   14.25 to 14.48       27,984
Met Investors JP Morgan Select Equity Portfolio             8,572,763    6.82 to 11.55       98,571
Met Investors JP Morgan Select Equity Portfolio B             545,142   11.42 to 11.60        6,271
Met Investors JP Morgan Small Cap Stock Portfolio           3,759,884    5.14 to 11.12       41,594
Met Investors Met/Putnam Capital Opportunities Portfolio B    159,241   11.01 to 11.18        1,766
Met Investors Met/Putnam Research Portfolio B                 973,578    6.22 to 6.30         6,095
Met Investors Oppenheimer Capital Appreciation Portfolio B  3,485,515    6.21 to 6.28        21,773
Met Investors PIMCO Money Market Portfolio B                2,772,993   10.00 to 10.21       27,938
Met Investors Janus Aggressive Growth Portfolio B           1,738,230    5.14 to 5.20         8,986
Met Investors PIMCO Total Return Bond Portfolio B           6,145,156   11.22 to 11.36       69,461
Met Investors PIMCO Innovation Portfolio B                    610,838    2.92 to 2.96         1,797

                                                                    For the Year ended December 31, 2002
                                                           -------------------------------------------------------
                                                             Investment     Expense Ratio/3/     Total Return/4/
                                                           Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                           --------------  ------------------- --------------------
Met Investors Lord Abbett Growth & Income Portfolio             0.87%        0.85% to 1.40%    (19.09%) to (18.64%)
Met Investors Lord Abbett Growth & Income Portfolio B           1.44%        0.85% to 2.25%    (19.94%) to (18.81%)
Met Investors Lord Abbett Bond Debenture Portfolio              8.90%        0.85% to 1.40%     (1.77%) to (1.23%)
Met Investors Lord Abbett Bond Debenture Portfolio B            6.17%        0.85% to 2.10%     (2.64%) to (1.42%)
Met Investors Lord Abbett Developing Growth Portfolio           0.00%        0.85% to 1.40%    (29.98%) to (29.59%)
Met Investors Lord Abbett Developing Growth Portfolio B         0.00%        0.85% to 1.80%    (30.40%) to (29.74%)
Met Investors Lord Abbett Growth Opportunity Portfolio          0.00%        0.85% to 1.40%    (25.30%) to (24.89%)
Met Investors Lord Abbett Growth Opportunity Portfolio B        0.00%        0.85% to 1.80%    (25.76%) to (25.05%)
Met Investors Lord Abbett Mid-Cap Value Portfolio               0.47%        0.85% to 1.40%    (10.57%) to (10.08%)
Met Investors Lord Abbett Mid-Cap Value Portfolio B             0.68%        0.85% to 1.80%    (11.20%) to (10.35%)
Met Investors JP Morgan Enhanced Index Portfolio                0.88%        0.85% to 1.40%    (26.00%) to (25.59%)
Met Investors JP Morgan Enhanced Index Portfolio B              1.13%        0.85% to 1.80%    (26.46%) to (25.75%)
Met Investors JP Morgan International Equity Portfolio          0.00%        0.85% to 1.40%    (17.52%) to (17.07%)
Met Investors JP Morgan International Equity Portfolio B        0.00%        0.85% to 1.80%    (18.00%) to (17.22%)
Met Investors JP Morgan Quality Bond Portfolio                  4.50%        0.85% to 1.40%       7.44% to 8.03%
Met Investors JP Morgan Quality Bond Portfolio B                7.48%        0.85% to 1.80%       6.66% to 7.67%
Met Investors JP Morgan Select Equity Portfolio                 0.58%        0.85% to 1.40%    (26.68%) to (26.28%)
Met Investors JP Morgan Select Equity Portfolio B               0.77%        0.85% to 1.80%    (27.15%) to (26.46%)
Met Investors JP Morgan Small Cap Stock Portfolio               0.08%        0.85% to 1.40%    (22.15%) to (21.72%)
Met Investors Met/Putnam Capital Opportunities Portfolio B      0.09%        0.85% to 1.80%    (22.60%) to (21.86%)
Met Investors Met/Putnam Research Portfolio B                   0.83%        1.40% to 2.10%    (22.46%) to (21.91%)
Met Investors Oppenheimer Capital Appreciation Portfolio B      0.01%        1.40% to 2.05%    (26.27%) to (25.78%)
Met Investors PIMCO Money Market Portfolio B                    0.99%        0.85% to 2.10%      (1.01%) to 0.24%
Met Investors Janus Aggressive Growth Portfolio B               0.00%        1.40% to 2.05%    (29.30%) to (28.84%)
Met Investors PIMCO Total Return Bond Portfolio B               0.00%        1.40% to 2.05%       7.08% to 7.77%
Met Investors PIMCO Innovation Portfolio B                      0.00%        1.40% to 2.25%    (51.83%) to (51.42%)


/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                    As of December 31, 2002
                                                           -----------------------------------------
                                                                      Unit Fair Value/1   Net Assets
                                                             Units   /(lowest to highest)   (000)
                                                           --------- -------------------- ----------
Met Investors T Rowe Price Mid Cap Growth Portfolio B      2,558,021    $4.49 to $4.56     $11,560
Met Investors MFS Research International Portfolio B       1,580,897     7.20 to 7.32       11,459
Met Investors AIM Small Cap Growth Portfolio B             1,063,308     8.38 to 8.47        8,972
Met Investors AIM Mid Cap Core Equity Portfolio B            653,527     9.57 to 9.67        6,292
Met Investors Harris Oakmark International Portfolio B       521,347     8.74 to 8.83        4,585
(h) Met Investors Third Avenue Small Cap Value Portfolio B   873,499     8.19 to 8.23        7,175
GACC Money Market Fund                                     2,906,285    10.96 to 12.44      36,075
Russell Multi-Style Equity Fund                            4,582,713         8.13           37,245
Russell Aggressive Equity Fund                               968,192         7.84            7,589
Russell Non-US Fund                                        1,815,696         7.95           14,437
Russell Core Bond Fund                                     2,637,246        12.80           33,718
Russell Real Estate Securities Fund                          204,428        12.82            2,620
AIM Premier Equity Fund                                    6,211,111     4.97 to 8.41       50,408
(h) AIM Premier Equity Fund B                                 74,811     4.96 to 8.39          561
AIM Capital Appreciation Fund                              3,855,751     4.47 to 8.40       30,804
(h) AIM Capital Appreciation Fund B                           47,993     8.27 to 8.33          399
AIM International Growth Fund                                651,694     5.00 to 8.00        5,045
(h) AIM International Growth Fund B                            3,753     7.87 to 7.93           30
Alliance Premier Growth Portfolio                          3,764,511         8.75           32,919
Alliance Premier Growth Portfolio B                        3,960,777     8.65 to 8.71       34,408
Alliance Bernstein Real Estate Investment Portfolio        1,012,299        10.32           10,445
Alliance Bernstein Real Estate Investment Portfolio B      1,465,642    10.21 to 10.28      15,039
Alliance Bernstein Small Cap Portfolio B                     147,202    10.18 to 10.24       1,506
Alliance Bernstein Value Portfolio B                          88,771     8.51 to 8.56          759
Liberty Newport Tiger Fund, Variable Series                   68,499     8.37 to 8.43          578
Goldman Sachs Growth & Income Fund                           589,009     7.52 to 7.57        4,446
Goldman Sachs International Equity Fund                      232,066     7.79 to 7.84        1,819
Scudder II Dreman High Return Equity Portfolio                26,662         9.58              256
Scudder II Small Cap Growth Portfolio                        249,283     6.24 to 6.29        1,567
Scudder II Dreman Small Cap Value Portfolio                  525,935     9.19 to 9.25        4,863
Scudder II Government Securities Portfolio                   311,697    12.96 to 13.04       4,063
MFS Bond Series                                              100,188        12.63            1,265

                                                                    For the Year ended December 31, 2002
                                                           -------------------------------------------------------
                                                             Investment     Expense Ratio/3/      Total Return/4
                                                           Income Ratio/2/ (lowest to highest) /(lowest to highest)
                                                           --------------  ------------------- --------------------
Met Investors T Rowe Price Mid Cap Growth Portfolio B           0.00%        0.85% to 2.25%    (44.51%) to (45.29%)
Met Investors MFS Research International Portfolio B            0.28%        0.85% to 2.25%    (13.77%) to (12.55%)
Met Investors AIM Small Cap Growth Portfolio B                  0.00%        1.40% to 2.25%    (29.12%) to (28.51%)
Met Investors AIM Mid Cap Core Equity Portfolio B               0.02%        1.40% to 2.25%    (12.80%) to (12.06%)
Met Investors Harris Oakmark International Portfolio B          0.25%        1.40% to 2.25%    (19.92%) to (19.23%)
(h) Met Investors Third Avenue Small Cap Value Portfolio B      0.38%        1.40% to 2.25%    (18.14%) to (17.68%)
GACC Money Market Fund                                          3.37%        0.85% to 1.40%       0.23% to 0.78%
Russell Multi-Style Equity Fund                                 0.60%            1.40%               (24.26%)
Russell Aggressive Equity Fund                                  0.00%            1.40%               (20.18%)
Russell Non-US Fund                                             1.51%            1.40%               (16.33%)
Russell Core Bond Fund                                          2.92%            1.40%                7.33%
Russell Real Estate Securities Fund                             5.15%            1.40%                2.36%
AIM Premier Equity Fund                                         0.31%        0.85% to 1.80%    (31.51%) to (30.85%)
(h) AIM Premier Equity Fund B                                   0.58%        0.85% to 1.80%    (31.70%) to (31.05%)
AIM Capital Appreciation Fund                                   0.00%        0.85% to 1.80%    (25.71%) to (25.00%)
(h) AIM Capital Appreciation Fund B                             0.00%        1.40% to 1.80%    (25.85%) to (25.55%)
AIM International Growth Fund                                   0.55%        0.85% to 1.80%    (17.18%) to (16.39%)
(h) AIM International Growth Fund B                             1.08%        1.40% to 1.80%    (17.43%) to (17.10%)
Alliance Premier Growth Portfolio                               0.00%            1.40%               (31.61%)
Alliance Premier Growth Portfolio B                             0.00%        1.40% to 1.80%    (32.08%) to (31.80%)
Alliance Bernstein Real Estate Investment Portfolio             2.53%            1.40%                1.18%
Alliance Bernstein Real Estate Investment Portfolio B           2.32%        1.40% to 1.80%       0.48% to 0.89%
Alliance Bernstein Small Cap Portfolio B                        0.09%        1.40% to 1.80%     (8.04%) to (7.68%)
Alliance Bernstein Value Portfolio B                            0.15%        1.40% to 1.80%    (14.51%) to (14.16%)
Liberty Newport Tiger Fund, Variable Series                     1.14%        1.40% to 1.80%    (18.45%) to (18.12%)
Goldman Sachs Growth & Income Fund                              1.37%        1.40% to 1.80%    (12.92%) to (12.57%)
Goldman Sachs International Equity Fund                         0.99%        1.40% to 1.80%    (19.80%) to (19.47%)
Scudder II Dreman High Return Equity Portfolio                  1.03%            1.40%               (19.17%)
Scudder II Small Cap Growth Portfolio                           0.00%        1.40% to 1.80%    (34.65%) to (34.39%)
Scudder II Dreman Small Cap Value Portfolio                     0.44%        1.40% to 1.80%    (12.93%) to (12.58%)
Scudder II Government Securities Portfolio                      3.15%        1.40% to 1.80%       6.12% to 6.55%
MFS Bond Series                                                 5.74%            1.40%                7.41%


(h) For the period from May 1, 2002 to December 31, 2002.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                           As of December 31, 2002
                                                  -----------------------------------------
                                                             Unit Fair Value/1   Net Assets
                                                    Units   /(lowest to highest)   (000)
                                                  --------- -------------------- ----------
MFS Research Series                               1,235,312        $8.07          $ 9,970
MFS Research Series B                               123,092     7.99 to 8.05          988
MFS Emerging Growth Series                        1,338,172         7.83           10,478
MFS Emerging Growth Series B                         81,073     7.75 to 7.81          632
MFS High Income Series                              853,316         9.68            8,260
MFS High Income Series B                          1,595,503     9.56 to 9.63       15,331
MFS Strategic Income Series                         141,806        11.72            1,661
MFS Strategic Income Series B                       198,515    11.59 to 11.67       2,314
MFS Investors Trust Series                        2,273,431         8.07           18,337
MFS Investors Trust Series B                      1,952,970     7.99 to 8.04       15,667
MFS New Discovery Series                            915,242         5.43            4,967
MFS New Discovery Series B                        3,161,132     5.37 to 5.41       17,058
MetLife Davis Venture Value Fund E                4,471,021     8.26 to 8.39       37,182
MetLife Harris Oakmark Focused Value Fund B       2,218,864    10.59 to 10.71      23,633
(h) MetLife Jennison Growth Portfolio B           1,788,193     7.58 to 7.63       13,610
(h) MetLife MFS Investors Trust Series B          1,376,864     8.26 to 8.32       11,403
(h) MetLife MFS Total Return Series B               730,059     9.10 to 9.16        6,665
(h) MetLife Capital Guardian U.S. Equity Series B 1,117,958     7.80 to 7.85        8,740
MetLife Met/Putnam Voyager Portfolio A               85,734         3.51              301
MetLife Putnam International Stock Class A           44,695         5.99              268
MetLife Stock Index Portfolio B                   1,082,604     8.20 to 8.29        8,934
Oppenheimer Capital Appreciation Fund               643,117        10.45            6,722
Oppenheimer Main Street Growth & Income Fund      1,031,033         7.91            8,152
Oppenheimer High Income Fund                        272,760         9.35            2,549
Oppenheimer Bond Fund                             1,151,840        12.23           14,092
Oppenheimer Strategic Bond Fund                     299,927        11.41            3,419
Putnam Growth & Income Fund                       2,384,806         9.01           21,460
Putnam Growth & Income Fund B                       144,771     8.90 to 8.97        1,296
Putnam New Value Fund                               159,447        10.67            1,697
Putnam New Value Fund B                              88,936    10.55 to 10.62         941
Putnam Vista Fund                                   691,709         7.59            5,244
Putnam Vista Fund B                                 149,242     7.50 to 7.55        1,123

                                                           For the Year ended December 31, 2002
                                                  -------------------------------------------------------
                                                   Investment      Expense Ratio/3       Total Return/4
                                                  Income Ratio// /(lowest to highest) /(lowest to highest)
                                                  -------------  -------------------- --------------------
MFS Research Series                                    0.28%            1.40%               (25.59%)
MFS Research Series B                                  0.08%        1.40% to 1.80%    (26.07%) to (25.77%)
MFS Emerging Growth Series                             0.00%            1.40%               (34.68%)
MFS Emerging Growth Series B                           0.00%        1.40% to 1.80%    (35.04%) to (34.78%)
MFS High Income Series                                 6.88%            1.40%                1.14%
MFS High Income Series B                               4.94%        1.40% to 1.80%       0.50% to 0.90%
MFS Strategic Income Series                            1.54%            1.40%                6.90%
MFS Strategic Income Series B                          0.40%        1.40% to 1.80%       6.26% to 6.68%
MFS Investors Trust Series                             0.56%            1.40%               (22.06%)
MFS Investors Trust Series B                           0.45%        1.40% to 1.80%    (22.56%) to (22.25%)
MFS New Discovery Series                               0.00%            1.40%               (32.58%)
MFS New Discovery Series B                             0.00%        1.40% to 1.80%    (33.02%) to (32.75%)
MetLife Davis Venture Value Fund E                     0.53%        0.85% to 2.25%    (18.41%) to (17.26%)
MetLife Harris Oakmark Focused Value Fund B            0.10%        1.40% to 2.25%    (11.09%) to (10.33%)
(h) MetLife Jennison Growth Portfolio B                0.00%        1.40% to 2.25%    (24.15%) to (23.72%)
(h) MetLife MFS Investors Trust Series B               0.00%        0.85% to 1.80%    (21.75%) to (21.00%)
(h) MetLife MFS Total Return Series B                  0.00%        0.85% to 1.80%     (7.20%) to (6.31%)
(h) MetLife Capital Guardian U.S. Equity Series B      0.00%        0.85% to 1.80%    (22.05%) to (21.55%)
MetLife Met/Putnam Voyager Portfolio A                 0.00%            1.40%               (29.90%)
MetLife Putnam International Stock Class A             0.95%            1.40%               (18.64%)
MetLife Stock Index Portfolio B                        0.57%        1.40% to 2.25%    (24.24%) to (23.60%)
Oppenheimer Capital Appreciation Fund                  0.63%            1.40%               (27.88%)
Oppenheimer Main Street Growth & Income Fund           0.80%            1.40%               (19.93%)
Oppenheimer High Income Fund                          10.35%            1.40%               (3.75%)
Oppenheimer Bond Fund                                  7.24%            1.40%                7.56%
Oppenheimer Strategic Bond Fund                        8.40%            1.40%                5.95%
Putnam Growth & Income Fund                            1.81%            1.40%               (19.92%)
Putnam Growth & Income Fund B                          1.37%        1.40% to 1.80%    (20.43%) to (20.12%)
Putnam New Value Fund                                  1.05%            1.40%               (16.62%)
Putnam New Value Fund B                                0.56%        1.40% to 1.80%    (17.11%) to (16.78%)
Putnam Vista Fund                                      0.00%            1.40%               (31.35%)
Putnam Vista Fund B                                    0.00%        1.40% to 1.80%    (31.84%) to (31.57%)


(h) For the period from May 1, 2002 to December 31, 2002.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2002
                                                      -----------------------------------------
                                                                 Unit Fair Value/1   Net Assets
                                                        Units   /(lowest to highest)   (000)
                                                      --------- -------------------- ----------
Putnam International Growth Fund                      1,833,625        $10.54         $19,320
Putnam International Equity B                         2,515,079    10.43 to 10.50      26,349
Putnam International New Opportunities Fund             235,384         8.32            1,955
Putnam International New Opportunities Fund B            31,106     8.22 to 8.28          257
Templeton Global Income Securities Fund                  92,223    12.17 to 12.86       1,124
Templeton Global Income Securities Fund B                40,498    12.03 to 12.23         492
Templeton Franklin Small Cap Fund                       442,699     4.26 to 8.61        3,741
Templeton Franklin Small Cap Fund B                     311,069     8.52 to 8.66        2,669
Templeton Growth Securities Fund                        231,511    8.26 to 10.46        2,406
Templeton Growth Securities Fund B                      153,921    10.33 to 10.50       1,604
Templeton Foreign Securities Fund                     1,473,556     6.74 to 7.19       10,579
Templeton Foreign Securities Fund B                     653,477     7.11 to 7.23        4,684
Templeton Developing Markets Securities Fund            844,175         6.89            5,817
Templeton Developing Markets Securities Fund B        1,440,188     6.82 to 6.87        9,871
Templeton Mutual Shares Securities Fund                 874,928        10.69            9,345
Templeton Mutual Shares Securities Fund B             1,436,712    10.56 to 10.68      15,252
Templeton Franklin Large Cap Growth Securities Fund     464,437    6.51 to 10.12        4,634
Templeton Franklin Large Cap Growth Securities Fund B   505,278    10.01 to 10.17       5,100
Fidelity Growth Portfolio                               252,608         8.71            2,199
Fidelity Growth Portfolio B                             257,687     8.61 to 8.67        2,228
Fidelity Contrafund Portfolio                           266,313        10.78            2,870
Fidelity Growth Opportunities Portfolio                  74,740         6.42              480
Fidelity Growth & Income Portfolio                      215,072         9.24            1,987
Fidelity Equity-Income Portfolio                        182,656         9.14            1,670
Fidelity Equity-Income Portfolio B                      277,336     9.04 to 9.10        2,515
Fidelity High Income Portfolio B                         32,118     9.13 to 9.19          295
American Century Income & Growth Fund                 7,702,991     6.49 to 6.54       50,275
American Century International Fund                      96,087     5.60 to 5.64          542
American Century Value Fund                           1,364,258    10.64 to 10.71      14,582
Dreyfus Stock Index Fund                                125,499         6.12              768
Dreyfus Stock Index Fund B                              333,582     6.04 to 6.09        2,025
Dreyfus Disciplined Stock Portfolio                      22,319         6.01              134

                                                               For the Year ended December 31, 2002
                                                      -------------------------------------------------------
                                                       Investment      Expense Ratio/3       Total Return/4
                                                      Income Ratio// /(lowest to highest) /(lowest to highest)
                                                      -------------  -------------------- --------------------
Putnam International Growth Fund                          1.05%             1.40%               (18.67%)
Putnam International Equity B                             0.60%          1.40% 1.80%      (19.14%) to (18.82%)
Putnam International New Opportunities Fund               0.97%             1.40%               (14.67%)
Putnam International New Opportunities Fund B             0.49%         1.40% to 1.80%    (15.17%) to (14.83%)
Templeton Global Income Securities Fund                   1.16%         0.85% to 1.40%      19.76% to 20.42%
Templeton Global Income Securities Fund B                 1.01%         0.85% to 1.80%      18.99% to 20.12%
Templeton Franklin Small Cap Fund                         0.44%         0.85% to 1.40%    (29.52%) to (29.13%)
Templeton Franklin Small Cap Fund B                       0.27%         0.85% to 1.80%    (29.96%) to (29.29%)
Templeton Growth Securities Fund                          2.56%         0.85% to 1.40%    (19.46%) to (19.01%)
Templeton Growth Securities Fund B                        2.50%         0.85% to 1.80%    (19.95%) to (19.18%)
Templeton Foreign Securities Fund                         1.80%         0.85% to 1.40%    (19.54%) to (19.10%)
Templeton Foreign Securities Fund B                       1.64%         0.85% to 1.80%    (20.02%) to (19.25%)
Templeton Developing Markets Securities Fund              1.67%             1.40%               (1.35%)
Templeton Developing Markets Securities Fund B            1.43%         1.40% to 1.80%     (1.93%) to (1.54%)
Templeton Mutual Shares Securities Fund                   1.10%             1.40%               (12.79%)
Templeton Mutual Shares Securities Fund B                 0.87%         1.40% to 1.80%    (13.39%) to (12.56%)
Templeton Franklin Large Cap Growth Securities Fund       0.84%         0.85% to 1.40%    (24.01%) to (23.59%)
Templeton Franklin Large Cap Growth Securities Fund B     0.86%         1.40% to 1.80%    (24.56%) to (23.84%)
Fidelity Growth Portfolio                                 0.26%             1.40%               (31.08%)
Fidelity Growth Portfolio B                               0.08%         1.40% to 1.80%    (31.54%) to (31.27%)
Fidelity Contrafund Portfolio                             0.86%             1.40%               (10.61%)
Fidelity Growth Opportunities Portfolio                   1.17%             1.40%               (22.93%)
Fidelity Growth & Income Portfolio                        1.42%             1.40%               (17.77%)
Fidelity Equity-Income Portfolio                          1.80%             1.40%               (18.10%)
Fidelity Equity-Income Portfolio B                        0.62%         1.40% to 1.80%    (18.63%) to (18.31%)
Fidelity High Income Portfolio B                          2.84%         1.40% to 1.80%       1.46% to 1.86%
American Century Income & Growth Fund                     0.85%         1.40% to 1.80%    (20.81%) to (20.49%)
American Century International Fund                       0.73%         1.40% to 1.80%    (21.79%) to (21.48%)
American Century Value Fund                               0.89%         1.40% to 1.80%    (14.18%) to (13.84%)
Dreyfus Stock Index Fund                                  1.22%             1.40%               (23.44%)
Dreyfus Stock Index Fund B                                1.41%         1.40% to 1.80%    (23.93%) to (23.63%)
Dreyfus Disciplined Stock Portfolio                       0.53%             1.40%               (23.69%)


/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                    As of December 31, 2002
                                           -----------------------------------------
                                                      Unit Fair Value/1   Net Assets
                                             Units   /(lowest to highest)   (000)
                                           --------- -------------------- ----------
Dreyfus Disciplined Stock Portfolio B         44,594    $5.95 to $6.00     $   267
Dreyfus Capital Appreciation Portfolio       682,747         7.27            4,963
Dreyfus Capital Appreciation Portfolio B   1,960,715     7.19 to 7.24       14,158
INVESCO Dynamics Fund                      3,999,462     4.80 to 4.84       19,309
INVESCO High Yield Fund                      463,891     7.15 to 7.20        3,334
PIMCO High Yield Portfolio                   103,967     9.63 to 9.70        1,007
PIMCO Low Duration Portfolio                 848,860    11.90 to 11.98      10,156
PIMCO StocksPLUS Growth & Income Portfolio   144,287     6.34 to 6.38          917
PIMCO Total Return Portfolio               2,976,342    12.28 to 12.36      36,737
Scudder I International Portfolio            457,509         4.93            2,253
Scudder I International Portfolio B        1,245,304     4.88 to 4.92        6,112
First American Equity Income Class B       1,534,362        10.70           16,412

                                                    For the Year ended December 31, 2002
                                           -------------------------------------------------------
                                            Investment      Expense Ratio/3       Total Return/4
                                           Income Ratio// /(lowest to highest) /(lowest to highest)
                                           -------------  -------------------- --------------------
Dreyfus Disciplined Stock Portfolio B          0.66%         1.40% to 1.80%    (24.10%) to (23.80%)
Dreyfus Capital Appreciation Portfolio         0.99%             1.40%               (17.87%)
Dreyfus Capital Appreciation Portfolio B       1.43%         1.40% to 1.80%    (18.38%) to (18.05%)
INVESCO Dynamics Fund                          0.00%         1.40% to 1.80%    (33.12%) to (32.85%)
INVESCO High Yield Fund                        9.37%         1.40% to 1.80%     (3.06%) to (2.67%)
PIMCO High Yield Portfolio                     8.03%         1.40% to 1.80%     (2.95%) to (2.56%)
PIMCO Low Duration Portfolio                   3.31%         1.40% to 1.80%       5.15% to 5.57%
PIMCO StocksPLUS Growth & Income Portfolio     3.10%         1.40% to 1.80%    (21.65%) to (21.33%)
PIMCO Total Return Portfolio                   4.14%         1.40% to 1.80%       7.14% to 7.57%
Scudder I International Portfolio              0.90%             1.40%               (19.50%)
Scudder I International Portfolio B            0.48%         1.40% to 1.80%    (20.07%) to (19.75%)
First American Equity Income Class B           2.00%             1.40%               (18.26%)

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


MetLife Investors Variable Annuity Account One (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                            As of December 31, 2001
                                                                   -----------------------------------------
                                                                              Unit Fair Value/1/  Net Assets
                                                                     Units    (lowest to highest)   (000)
                                                                   ---------- ------------------- ----------
Met Investors Lord Abbett Growth & Income Portfolio                20,055,894  $11.69 to $41.48    $819,387
(i) Met Investors Lord Abbett Growth & Income Portfolio B           1,454,416   41.18 to 41.54       60,188
Met Investors Lord Abbett Bond Debenture Portfolio                 10,122,556   10.15 to 14.00      141,172
(i) Met Investors Lord Abbett Bond Debenture Portfolio B              990,119   13.91 to 14.03       13,839
Met Investors Lord Abbett Developing Growth Portfolio               3,112,031   7.05 to 10.63        32,694
Met Investors Lord Abbett Developing Growth Portfolio B               227,438   10.58 to 10.64        2,413
(k) Met Investors Lord Abbett Growth Opportunity Portfolio             85,739    8.83 to 8.86           757
(j) Met Investors Lord Abbett Growth Opportunity Class Portfolio B    615,943    8.79 to 8.85         5,435
Met Investors Lord Abbett Mid-Cap Value Portfolio                   4,005,984   16.72 to 17.48       69,961
(i) Met Investors Lord Abbett Mid-Cap Value Portfolio B               897,440   17.41 to 17.52       15,669
Met Investors JP Morgan Enhanced Index Portfolio                    9,789,785    8.27 to 17.18      166,440
(i) Met Investors JP Morgan Enhanced Index Portfolio B                190,262   17.09 to 17.20        3,260
Met Investors JP Morgan International Equity Portfolio              6,871,694    6.39 to 10.54       72,080
(i) Met Investors JP Morgan International Equity Portfolio B           94,256   10.48 to 10.55          991
Met Investors JP Morgan Quality Bond Portfolio                      6,678,929   11.68 to 13.41       89,494
(i) Met Investors JP Morgan Quality Bond Portfolio B                  500,675   13.36 to 13.45        6,704
(i) Met Investors JP Morgan Select Equity Portfolio                10,938,478    9.25 to 15.75      171,679
(i) Met Investors JP Morgan Select Equity Portfolio B                 305,340   15.67 to 15.77        4,799
Met Investors JP Morgan Small Cap Stock Portfolio                   4,782,412    6.57 to 14.28       68,012
Met Investors Met/Putnam Capital Opportunities Portfolio B             58,653   14.22 to 14.31          837
(j) Met Investors Met/Putnam Research Portfolio B                     130,063    8.03 to 8.07         1,046
(j) Met Investors Oppenheimer Capital Appreciation Portfolio B        288,226    8.42 to 8.47         2,433
(j) Met Investors PIMCO Money Market Portfolio B                      467,182   10.10 to 10.19        4,740
(j) Met Investors Janus Aggressive Growth Portfolio B                 164,202    7.27 to 7.31         1,196
(j) Met Investors PIMCO Total Return Bond Portfolio B                 218,855   10.48 to 10.54        2,299
(j) Met Investors PIMCO Innovation Portfolio B                        111,243    6.06 to 6.09           676

                                                                            For the Year ended December 31, 2001
                                                                   -------------------------------------------------------
                                                                     Investment     Expense Ratio/3/     Total Return/4/
                                                                   Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                                   --------------  ------------------- --------------------
Met Investors Lord Abbett Growth & Income Portfolio                     0.92%        0.85% to 1.40%     (7.04%) to (6.46%)
(i) Met Investors Lord Abbett Growth & Income Portfolio B               0.20%        0.85% to 2.25%     (8.09%) to (6.79%)
Met Investors Lord Abbett Bond Debenture Portfolio                      8.06%        0.85% to 1.40%       2.34% to 2.96%
(i) Met Investors Lord Abbett Bond Debenture Portfolio B                1.56%        0.85% to 2.25%       1.17% to 2.61%
Met Investors Lord Abbett Developing Growth Portfolio                   0.00%        0.85% to 1.40%     (8.14%) to (7.59%)
Met Investors Lord Abbett Developing Growth Portfolio B                 0.00%        0.85% to 1.80%     (8.74%) to (7.87%)
(k) Met Investors Lord Abbett Growth Opportunity Portfolio              0.00%        0.85% to 1.40%     (8.40%) to (8.07%)
(j) Met Investors Lord Abbett Growth Opportunity Class Portfolio B      0.00%        0.85% to 1.80%       4.99% to 5.78%
Met Investors Lord Abbett Mid-Cap Value Portfolio                       0.47%        0.85% to 1.40%       6.58% to 7.19%
(i) Met Investors Lord Abbett Mid-Cap Value Portfolio B                 0.11%        0.85% to 1.80%       5.98% to 6.99%
Met Investors JP Morgan Enhanced Index Portfolio                        0.82%        0.85% to 1.40%    (12.65%) to (12.15%)
(i) Met Investors JP Morgan Enhanced Index Portfolio B                  0.22%        0.85% to 1.80%    (13.23%) to (12.40%)
Met Investors JP Morgan International Equity Portfolio                  1.31%        0.85% to 1.40%    (21.44%) to (20.98%)
(i) Met Investors JP Morgan International Equity Portfolio B            0.51%        0.85% to 1.80%    (22.00%) to (21.25%)
Met Investors JP Morgan Quality Bond Portfolio                          4.73%        0.85% to 1.40%       5.56% to 6.40%
(i) Met Investors JP Morgan Quality Bond Portfolio B                    4.73%        0.85% to 1.80%       4.92% to 5.93%
(i) Met Investors JP Morgan Select Equity Portfolio                     0.48%        0.85% to 1.40%     (7.33%) to (6.72%)
(i) Met Investors JP Morgan Select Equity Portfolio B                   0.15%        0.85% to 1.80%     (8.01%) to (7.13%)
Met Investors JP Morgan Small Cap Stock Portfolio                       0.17%        0.85% to 1.40%     (9.73%) to (9.22%)
Met Investors Met/Putnam Capital Opportunities Portfolio B              0.00%        0.85% to 1.80%    (10.27%) to (9.41%)
(j) Met Investors Met/Putnam Research Portfolio B                       0.57%        1.40% to 2.25%     (3.99%) to (3.35%)
(j) Met Investors Oppenheimer Capital Appreciation Portfolio B          0.13%        1.40% to 2.25%     (3.49%) to (2.85%)
(j) Met Investors PIMCO Money Market Portfolio B                        1.27%        0.85% to 2.25%       0.67% to 1.66%
(j) Met Investors Janus Aggressive Growth Portfolio B                   0.00%        1.40% to 2.25%    (10.51%) to (9.91%)
(j) Met Investors PIMCO Total Return Bond Portfolio B                   3.25%        1.40% to 2.25%       3.18% to 3.87%
(j) Met Investors PIMCO Innovation Portfolio B                          0.00%        1.40% to 2.25%    (17.00%) to (16.44%)



(i) For the period from April 2, 2001 to December 31, 2001.

(j) For the period from February 12, 2001 to December 31, 2001.

(k) For the period from May 1, 2001 to December 31, 2001.

/1 /Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3 /These ratios represent the annualized contract expenses of the Separate
   Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                    As of December 31, 2001
                                                           -----------------------------------------
                                                                      Unit Fair Value/1   Net Assets
                                                             Units   /(lowest to highest)   (000)
                                                           --------- -------------------- ----------
(j) Met Investors T Rowe Price Mid Cap Growth Portfolio B    216,911    $8.19 to $8.24     $ 1,782
(j) Met Investors MFS Research International Portfolio B     101,829     8.34 to 8.38          851
(l) Met Investors AIM Small Cap Growth Portfolio B            18,549    11.83 to 11.85         220
(l) Met Investors AIM Mid Cap Core Equity Portfolio B         16,422    10.97 to 10.99         180
(l) Met Investors Harris Oakmark International Portfolio B     2,650    10.91 to 10.94          29
GACC Money Market Fund                                     2,940,842    10.87 to 12.41      36,431
Russell Multi-Style Equity Fund                            4,916,743        10.74           52,768
Russell Aggressive Equity Fund                             1,079,890         9.83           10,609
Russell Non-US Fund                                        1,988,278         9.50           18,894
Russell Core Bond Fund                                     2,937,714        11.92           35,000
Russell Real Estate Securities Fund                          216,523        12.52            2,711
AIM Premier Equity Fund                                    6,944,765     7.19 to 12.18      82,860
AIM Capital Appreciation Fund                              4,259,337     5.96 to 11.21      46,183
AIM International Growth Fund                                735,910     5.98 to 9.58        6,882
Alliance Premier Growth Portfolio                          4,644,874        12.79           59,399
Alliance Premier Growth Portfolio B                        1,214,520    12.77 to 12.75      15,485
Alliance Bernstein Real Estate Investment Portfolio        1,096,757        10.20           11,188
(k) Alliance Bernstein Real Estate Investment Portfolio B    504,313    10.16 to 10.19       5,134
(k) Alliance Bernstein Small Cap Portfolio B                   6,876    11.07 to 11.10          76
(k) Alliance Bernstein Value Portfolio B                      21,497     9.95 to 9.98          214
Liberty Newport Tiger Fund, Variable Series                   76,324    10.27 to 10.30         786
Goldman Sachs Growth & Income Fund                           695,573     8.63 to 8.66        6,021
Goldman Sachs International Equity Fund                      277,869     9.71 to 9.74        2,705
Goldman Sachs Global Income Fund                             156,459    11.70 to 11.73       1,835
Goldman Sachs Internet Tollkeeper Fund                       258,649     4.25 to 4.26        1,102
Scudder II Dreman High Return Equity Portfolio                11,398        11.86              135
Scudder II Small Cap Growth Portfolio                        270,537     9.55 to 9.58        2,592
Scudder II Dreman Small Cap Value Portfolio                  534,806    10.55 to 10.58       5,658
Scudder II Government Securities Portfolio                   237,947    12.21 to 12.24       2,913
MFS Bond Series                                              147,949        11.76            1,739
MFS Research Series                                        1,538,746        10.85           16,691
(m) MFS Research Series B                                     68,188    10.81 to 10.84         738

                                                                    For the Year ended December 31, 2001
                                                           -------------------------------------------------------
                                                             Investment     Expense Ratio/3/     Total Return/4/
                                                           Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                           --------------  ------------------- --------------------
(j) Met Investors T Rowe Price Mid Cap Growth Portfolio B       0.00%        1.40% to 2.25%     (1.66%) to (1.00%)
(j) Met Investors MFS Research International Portfolio B        0.38%        1.40% to 2.25%     (6.32%) to (5.69%)
(l) Met Investors AIM Small Cap Growth Portfolio B              0.00%        1.40% to 2.25%      18.30% to 18.52%
(l) Met Investors AIM Mid Cap Core Equity Portfolio B           0.00%        1.40% to 2.25%       9.70% to 9.91%
(l) Met Investors Harris Oakmark International Portfolio B      0.00%        1.40% to 2.25%       9.15% to 9.36%
GACC Money Market Fund                                          0.00%        0.85% to 1.40%       2.59% to 3.21%
Russell Multi-Style Equity Fund                                 0.46%            1.40%               (15.41%)
Russell Aggressive Equity Fund                                  0.11%            1.40%               (3.73%)
Russell Non-US Fund                                             0.57%            1.40%               (23.12%)
Russell Core Bond Fund                                          5.91%            1.40%                5.91%
Russell Real Estate Securities Fund                             5.18%            1.40%                6.33%
AIM Premier Equity Fund                                         0.14%        0.85% to 1.80%    (14.12%) to (13.27%)
AIM Capital Appreciation Fund                                   0.00%        0.85% to 1.80%    (24.66%) to (23.93%)
AIM International Growth Fund                                   0.32%        0.85% to 1.80%    (24.91%) to (24.01%)
Alliance Premier Growth Portfolio                               0.00%            1.40%               (18.37%)
Alliance Premier Growth Portfolio B                             0.00%        1.40% to 1.80%    (18.88%) to (18.56%)
Alliance Bernstein Real Estate Investment Portfolio             3.47%            1.40%                9.25%
(k) Alliance Bernstein Real Estate Investment Portfolio B       0.57%        1.40% to 1.80%      12.37% to 12.68%
(k) Alliance Bernstein Small Cap Portfolio B                    0.00%        1.40% to 1.80%      10.66% to 10.96%
(k) Alliance Bernstein Value Portfolio B                        0.00%        1.40% to 1.80%     (0.50%) to (0.24%)
Liberty Newport Tiger Fund, Variable Series                     0.85%        1.40% to 1.80%    (19.95%) to (19.04%)
Goldman Sachs Growth & Income Fund                              0.48%        1.40% to 1.80%    (10.96%) to (10.57%)
Goldman Sachs International Equity Fund                         1.28%        1.40% to 1.80%    (23.66%) to (23.26%)
Goldman Sachs Global Income Fund                                5.30%        1.40% to 1.80%       2.93% to 3.67%
Goldman Sachs Internet Tollkeeper Fund                          0.00%        1.40% to 1.80%    (34.87%) to (34.59%)
Scudder II Dreman High Return Equity Portfolio                  0.76%            1.40%                0.28%
Scudder II Small Cap Growth Portfolio                           0.00%        1.40% to 1.80%    (30.08%) to (29.76%)
Scudder II Dreman Small Cap Value Portfolio                     0.00%        1.40% to 1.80%      15.57% to 16.21%
Scudder II Government Securities Portfolio                      3.65%        1.40% to 1.80%       5.57% to 6.76%
MFS Bond Series                                                 5.93%            1.40%                7.19%
MFS Research Series                                             0.02%            1.40%               (22.35%)
(m) MFS Research Series B                                       0.00%        1.40% to 1.80%    (22.80%) to (22.49%)



(m) For the period from April 10, 2001 to December 31, 2001.

(j) For the period from February 12, 2001 to December 31, 2001.

(k) For the period from May 1, 2001 to December 31, 2001.

(l) For the period from October 9, 2001 to December 31, 2001.

/1 /Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3 /These ratios represent the annualized contract expenses of the Separate
   Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                          As of December 31, 2001
                                                  ----------------------------------------
                                                            Unit Fair Value/1/  Net Assets
                                                    Units   (lowest to highest)   (000)
                                                  --------- ------------------- ----------
MFS Emerging Growth Series                        1,651,558       $11.99         $19,800
(m) MFS Emerging Growth Series B                     36,283   11.93 to 11.97         434
MFS High Income Series                              780,096       10.36            7,466
(m) MFS High Income Series B                        304,853    9.51 to 9.54        2,904
MFS Strategic Income Series                          20,273       10.96              222
(m) MFS Strategic Income Series B                       736   10.91 to 10.94           8
MFS Investors Trust Series                        2,514,803       10.36           26,052
(m) MFS Investors Trust Series B                    883,104   10.31 to 10.34       9,123
MFS New Discovery Series                            832,229        8.05            6,701
(m) MFS New Discovery Series B                      867,414    8.02 to 8.04        6,966
(i) MetLife Davis Venture Value Fund E              364,729   10.11 to 10.16       3,694
(i) MetLife Harris Oakmark Focused Value Fund B     145,247   11.89 to 11.95       1,730
MetLife Met/Putnam Voyager Portfolio A              109,052        5.01              546
MetLife Putnam International Stock Class A           54,113        7.37              399
(l) MetLife Stock Index Portfolio B                  43,948   10.83 to 10.85         476
Oppenheimer Capital Appreciation Fund               772,904       14.49           11,201
Oppenheimer Main Street Growth & Income Fund      1,357,695        9.88           13,409
Oppenheimer High Income Fund                        298,630        9.71            2,900
Oppenheimer Bond Fund                             1,161,929       11.37           13,216
Oppenheimer Strategic Bond Fund                     339,129       10.77            3,650
Putnam Growth & Income Fund                       2,743,708       11.25           30,855
(m) Putnam Growth & Income Fund B                    80,901   11.19 to 11.22         907
Putnam New Value Fund                               161,835       12.79            2,069
(m) Putnam New Value Fund B                          27,156   12.73 to 12.76         346
Putnam Vista Fund                                   866,962       11.05            9,575
(m) Putnam Vista Fund B                              24,886   11.00 to 11.04         274
Putnam International Growth Fund                  1,987,661       12.96           25,753
(m) Putnam International Equity B                   740,305   12.89 to 12.93       9,561
Putnam International New Opportunities Fund         294,391        9.75            2,867
(m) Putnam International New Opportunities Fund B     9,789    9.70 to 9.72           95
Templeton Global Income Securities Fund              95,070   10.16 to 10.68         967
(i) Templeton Global Income Securities Fund B        18,615   10.11 to 10.18         189

                                                           For the Year ended December 31, 2001
                                                  -------------------------------------------------------
                                                    Investment     Expense Ratio/3/     Total Return/4/
                                                  Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                  --------------  ------------------- --------------------
MFS Emerging Growth Series                             0.00%            1.40%               (34.42%)
(m) MFS Emerging Growth Series B                       0.00%        1.40% to 1.80%    (34.81%) to (34.55%)
MFS High Income Series                                 7.75%            1.40%                0.65%
(m) MFS High Income Series B                           0.00%        1.40% to 1.80%      (0.20%) to 0.20%
MFS Strategic Income Series                            3.67%            1.40%                3.29%
(m) MFS Strategic Income Series B                      0.00%        1.40% to 1.80%       2.69% to 3.10%
MFS Investors Trust Series                             0.50%            1.40%               (17.13%)
(m) MFS Investors Trust Series B                       0.00%        1.40% to 1.80%    (17.61%) to (17.28%)
MFS New Discovery Series                               0.00%            1.40%               (6.36%)
(m) MFS New Discovery Series B                         0.00%        1.40% to 1.80%     (6.95%) to (6.58%)
(i) MetLife Davis Venture Value Fund E                 0.00%        1.00% to 2.25%    (13.19%) to (12.45%)
(i) MetLife Harris Oakmark Focused Value Fund B        0.00%        1.40% to 2.25%      24.59% to 25.66%
MetLife Met/Putnam Voyager Portfolio A                 0.00%            1.40%               (31.79%)
MetLife Putnam International Stock Class A             0.32%            1.40%               (21.70%)
(l) MetLife Stock Index Portfolio B                    0.00%        1.40% to 2.25%    (15.49%) to (14.76%)
Oppenheimer Capital Appreciation Fund                  0.64%            1.40%               (13.80%)
Oppenheimer Main Street Growth & Income Fund           0.58%            1.40%               (11.42%)
Oppenheimer High Income Fund                          10.37%            1.40%                0.54%
Oppenheimer Bond Fund                                  7.61%            1.40%                6.28%
Oppenheimer Strategic Bond Fund                        2.46%            1.40%                3.38%
Putnam Growth & Income Fund                            1.69%            1.40%               (7.48%)
(m) Putnam Growth & Income Fund B                      0.00%        1.40% to 1.80%     (8.07%) to (7.70%)
Putnam New Value Fund                                  0.85%            1.40%                2.16%
(m) Putnam New Value Fund B                            0.00%        1.40% to 1.80%       1.47% to 1.87%
Putnam Vista Fund                                      0.00%            1.40%               (34.33%)
(m) Putnam Vista Fund B                                0.00%        1.40% to 1.80%    (34.70%) to (34.43%)
Putnam International Growth Fund                       0.36%            1.40%               (21.53%)
(m) Putnam International Equity B                      0.00%        1.40% to 1.80%    (22.04%) to (21.72%)
Putnam International New Opportunities Fund            0.00%            1.40%               (29.52%)
(m) Putnam International New Opportunities Fund B      0.00%        1.40% to 1.80%    (29.96%) to (29.68%)
Templeton Global Income Securities Fund                3.71%        0.85% to 1.40%       1.11% to 1.67%
(i) Templeton Global Income Securities Fund B          1.02%        0.85% to 1.80%       0.41% to 1.37%


(i) For the period from April 2, 2001 to December 31, 2001.

(l) For the period from October 9, 2001 to December 31, 2001.

(m) For the period from April 10, 2001 to December 31, 2001.

/1 /Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3 /These ratios represent the annualized contract expenses of the Separate
   Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                  As of December 31, 2001
                                                          ----------------------------------------
                                                                    Unit Fair Value/1/  Net Assets
                                                            Units   (lowest to highest)   (000)
                                                          --------- ------------------- ----------
Templeton Franklin Small Cap Fund                           423,818   $6.02 to $12.22    $ 5,066
(i) Templeton Franklin Small Cap Fund B                     124,852   12.16 to 12.24       1,523
Templeton Growth Securities Fund                            259,143   10.20 to 12.99       3,339
(i) Templeton Growth Securities Fund B                       86,788   12.95 to 12.99       1,124
Templeton Foreign Securities Fund                         1,577,562    8.33 to 8.93       14,076
(i) Templeton Foreign Securities Fund B                     238,061    8.89 to 8.95        2,124
Templeton Developing Markets Securities Fund                976,427        6.99            6,823
(m) Templeton Developing Markets Securities Fund B          534,427    6.96 to 6.98        3,724
Templeton Mutual Shares Securities Fund                   1,022,569       12.25           12,529
(n) Templeton Mutual Shares Securities Fund B               631,527   12.20 to 12.23       7,716
Templeton Franklin Large Cap Growth Securities Fund         525,981    8.52 to 13.32       6,908
(i) Templeton Franklin Large Cap Growth Securities Fund B   206,824   13.27 to 13.35       2,752
Fidelity Growth Portfolio                                   295,355       12.63            3,731
(o) Fidelity Growth Portfolio B                              67,028   12.58 to 12.61         844
Fidelity Contrafund Portfolio                               295,900       12.06            3,568
Fidelity Growth Opportunities Portfolio                      96,742        8.33              806
Fidelity Growth & Income Portfolio                          237,682       11.23            2,670
Fidelity Equity-Income Portfolio                            207,842       11.16            2,320
(o) Fidelity Equity-Income Portfolio B                       45,461   11.11 to 11.14         506
(o) Fidelity High Income Portfolio B                          4,006    9.00 to 9.03           36
American Century Income & Growth Fund                     3,584,156    8.20 to 8.22       29,456
American Century International Fund                          88,761    7.17 to 7.19          638
American Century Value Fund                               1,215,127   12.39 to 12.43      15,095
Dreyfus Stock Index Fund                                    215,068        7.99            1,719
(m) Dreyfus Stock Index Fund B                               90,683    7.95 to 7.97          722
Dreyfus Disciplined Stock Portfolio                          34,563        7.88              272
(m) Dreyfus Disciplined Stock Portfolio B                    33,244    7.85 to 7.87          261
Dreyfus Capital Appreciation Portfolio                      826,962        8.86            7,322
(m) Dreyfus Capital Appreciation Portfolio B                653,027    8.81 to 8.83        5,760
INVESCO Dynamics Fund                                     1,810,353    7.18 to 7.20       13,030
INVESCO High Yield Fund                                     611,767    7.37 to 7.40        4,522
PIMCO High Yield Portfolio                                   35,253    9.92 to 9.95          351

                                                                   For the Year ended December 31, 2001
                                                          -------------------------------------------------------
                                                            Investment     Expense Ratio/3/     Total Return/4/
                                                          Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                          --------------  ------------------- --------------------
Templeton Franklin Small Cap Fund                              0.52%        0.85% to 1.40%    (16.21%) to (15.74%)
(i) Templeton Franklin Small Cap Fund B                        0.13%        0.85% to 1.80%    (16.77%) to (15.97%)
Templeton Growth Securities Fund                               2.11%        0.85% to 1.40%     (2.37%) to (1.83%)
(i) Templeton Growth Securities Fund B                         0.48%        0.85% to 1.80%     (3.08%) to (2.15%)
Templeton Foreign Securities Fund                              3.21%        0.85% to 1.40%    (16.93%) to (16.47%)
(i) Templeton Foreign Securities Fund B                        0.85%        0.85% to 1.80%    (17.50%) to (16.71%)
Templeton Developing Markets Securities Fund                   1.06%            1.40%               (9.37%)
(m) Templeton Developing Markets Securities Fund B             0.15%        1.40% to 1.80%     (9.73%) to (9.37%)
Templeton Mutual Shares Securities Fund                        1.91%            1.40%                5.81%
(n) Templeton Mutual Shares Securities Fund B                  0.28%        1.40% to 1.80%       5.12% to 5.55%
Templeton Franklin Large Cap Growth Securities Fund            0.57%        0.85% to 1.40%    (12.50%) to (12.01%)
(i) Templeton Franklin Large Cap Growth Securities Fund B      0.07%        0.85% to 1.80%    (13.02%) to (12.18%)
Fidelity Growth Portfolio                                      0.08%            1.40%               (18.80%)
(o) Fidelity Growth Portfolio B                                0.00%        1.40% to 1.80%    (19.77%) to (19.44%)
Fidelity Contrafund Portfolio                                  0.79%            1.40%               (13.47%)
Fidelity Growth Opportunities Portfolio                        0.34%            1.40%               (15.62%)
Fidelity Growth & Income Portfolio                             1.40%            1.40%               (10.02%)
Fidelity Equity-Income Portfolio                               1.61%            1.40%               (6.28%)
(o) Fidelity Equity-Income Portfolio B                         0.00%        1.40% to 1.80%     (6.93%) to (6.55%)
(o) Fidelity High Income Portfolio B                           0.00%        1.40% to 1.80%    (13.51%) to (13.16%)
American Century Income & Growth Fund                          0.49%        1.40% to 1.80%    (10.00%) to (9.60%)
American Century International Fund                            0.16%        1.40% to 1.80%    (30.45%) to (29.98%)
American Century Value Fund                                    0.71%        1.40% to 1.80%      10.80% to 11.34%
Dreyfus Stock Index Fund                                       1.21%            1.40%               (13.41%)
(m) Dreyfus Stock Index Fund B                                 0.64%        1.40% to 1.80%    (14.04%) to (13.69%)
Dreyfus Disciplined Stock Portfolio                            0.36%            1.40%               (14.48%)
(m) Dreyfus Disciplined Stock Portfolio B                      0.69%        1.40% to 1.80%    (15.01%) to (14.67%)
Dreyfus Capital Appreciation Portfolio                         1.01%            1.40%               (10.58%)
(m) Dreyfus Capital Appreciation Portfolio B                   1.19%        1.40% to 1.80%    (11.25%) to (10.89%)
INVESCO Dynamics Fund                                          0.00%        1.40% to 1.80%    (32.38%) to (32.03%)
INVESCO High Yield Fund                                       13.70%        1.40% to 1.80%    (16.46%) to (16.07%)
PIMCO High Yield Portfolio                                     7.60%        1.40% to 1.80%       0.50% to 1.00%

(i) For the period from April 2, 2001 to December 31, 2001.

(m) For the period from April 10, 2001 to December 31, 2001.

(n) For the period from April 12, 2001 to December 31, 2001.

(o) For the period from April 26, 2001 to December 31, 2001.

/1 /Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3 /These ratios represent the annualized contract expenses of the Separate
   Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                   As of December 31, 2001
                                           ----------------------------------------
                                                     Unit Fair Value/1/  Net Assets
                                             Units   (lowest to highest)   (000)
                                           --------- ------------------- ----------
PIMCO Low Duration Portfolio                 142,487  $11.32 to $11.35    $ 1,616
PIMCO StocksPLUS Growth & Income Portfolio    63,446    8.09 to 8.11          513
PIMCO Total Return Portfolio               1,959,047   11.46 to 11.49      22,500
Scudder I International Portfolio            522,292        6.12            3,196
(m) Scudder I International Portfolio B      395,132    6.11 to 6.13        2,419
(p) First American Equity Income Class B   1,836,824       13.09           24,039

                                                    For the Year ended December 31, 2001
                                           -------------------------------------------------------
                                             Investment     Expense Ratio/3/     Total Return/4/
                                           Income Ratio/2/ (lowest to highest) (lowest to highest)
                                           --------------  ------------------- --------------------
PIMCO Low Duration Portfolio                    3.90%        1.40% to 1.80%       5.70% to 6.87%
PIMCO StocksPLUS Growth & Income Portfolio      4.50%        1.40% to 1.80%    (13.03%) to (11.84%)
PIMCO Total Return Portfolio                    4.39%        1.40% to 1.80%       6.44% to 7.02%
Scudder I International Portfolio               0.40%            1.40%               (31.82%)
(m) Scudder I International Portfolio B         0.00%        1.40% to 1.80%    (32.05%) to (31.78%)
(p) First American Equity Income Class B        0.00%            1.40%               (5.13%)

(m) For the period from April 10, 2001 to December 31, 2001.

(p) For the period from December 14, 2001 to December 31, 2001.

/1 /Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3 /These ratios represent the annualized contract expenses of the Separate
   Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                          METLIFE INVESTORS INSURANCE
                           COMPANY AND SUBSIDIARIES

 Consolidated Financial Statements for the Years Ended December 31, 2004, 2003
                                   and 2002
                                      and
                         Independent Auditors' Report

      INDEPENDENT AUDITORS' REPORT

      To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

      We have audited the accompanying consolidated balance sheets of MetLife Investors Insurance Company and subsidiaries (the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

      We conducted our audits in accordance with the generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of MetLife Investors Insurance Company and subsidiaries at December 31, 2004 and 2003, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America.

      As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively, and recorded the impact as cumulative effects of changes in accounting principles.

      DELOITTE & TOUCHE LLP


      Certified Public Accountants
      Tampa, FL
      April 25, 2005

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                             CONSOLIDATED BALANCE SHEETS
                             DECEMBER 31, 2004 AND 2003
               (DOLLARS IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)

                                                                                                  2004        2003
                                                                                               ----------- ----------
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost: $2,173,397 and $2,307,598,
  respectively)                                                                                $ 2,189,092 $2,373,214
 Equity securities, at fair value (cost: $1,141 and $1,141, respectively)                            1,228      1,228
 Mortgage loans on real estate                                                                     129,888    222,500
 Policy loans                                                                                       28,389     28,680
 Real estate joint ventures held-for-investments                                                     4,529      4,834
 Other limited partnership interests                                                                 2,376      2,270
 Short-term investments                                                                            103,196    225,665
 Other invested assets                                                                              14,550     16,993
                                                                                               ----------- ----------
   Total investments                                                                             2,473,248  2,875,384
Cash and cash equivalents                                                                          173,875    149,106
Accrued investment income                                                                           20,916     28,168
Premiums and other receivables                                                                     912,865    885,435
Deferred policy acquisition costs                                                                  573,205    508,437
Current income taxes receivable                                                                     23,371          -
Other assets                                                                                        93,607     95,264
Separate account assets                                                                          6,546,025  5,093,170
                                                                                               ----------- ----------
   Total assets                                                                                $10,817,112 $9,634,964
                                                                                               =========== ==========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                                                        $   112,060 $   89,843
 Policyholder account balances                                                                   2,902,630  3,450,348
 Other policyholder funds                                                                            9,465      5,802
 Current income taxes payable                                                                            -      2,934
 Deferred income taxes payable                                                                      35,735      6,570
 Payables under securities loaned transactions                                                     487,278    387,369
 Other liabilities                                                                                  22,171     45,693
 Separate account liabilities                                                                    6,546,025  5,093,170
                                                                                               ----------- ----------
   Total liabilities                                                                            10,115,364  9,081,729
                                                                                               ----------- ----------

Stockholder's Equity:
Common stock, par value $2 per share; 5,000,000 shares authorized;
   2,899,446 issued and outstanding                                                                  5,799      5,799
Additional paid-in capital                                                                         586,181    486,954
Retained earnings                                                                                  104,272     39,245
Accumulated other comprehensive income                                                               5,496     21,237
                                                                                               ----------- ----------
   Total stockholder's equity                                                                      701,748    553,235
                                                                                               ----------- ----------
   Total liabilities and stockholder's equity                                                  $10,817,112 $9,634,964
                                                                                               =========== ==========

            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                               (DOLLARS IN THOUSANDS)

                                                                  2004     2003      2002
                                                                -------- --------  --------
REVENUES
Premiums                                                        $ 18,867 $  7,367  $ 22,630
Universal life and investment-type product policy fees           106,917   78,502    45,743
Net investment income                                            133,857  143,295   163,648
Other revenues                                                    71,110   65,150    40,878
Net investment gains (losses)                                     35,707  (24,887)   11,072
                                                                -------- --------  --------
   Total revenues                                                366,458  269,427   283,971
                                                                -------- --------  --------

EXPENSES
Policyholder benefits and claims                                  29,762   22,434    36,090
Interest credited to policyholder account balances               146,732  171,065   148,673
Other expenses                                                    98,829   80,066    61,385
                                                                -------- --------  --------
   Total expenses                                                275,323  273,565   246,148
                                                                -------- --------  --------

Income (loss) before provision (benefit) for income taxes         91,135   (4,138)   37,823
Provision (benefit) for income taxes                              27,361   (3,515)   11,175
Income (loss) before cummulative affect of change in accounting   63,774     (623)   26,648
Cumulative effect of change in accounting, net of income taxes     1,253        -         -
                                                                -------- --------  --------
Net income (loss)                                               $ 65,027 $   (623) $ 26,648
                                                                ======== ========  ========




            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                   CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                               (DOLLARS IN THOUSANDS)

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                             COMMON  PAID-IN  RETAINED  COMPREHENSIVE
                                                             STOCK   CAPITAL  EARNINGS  INCOME (LOSS)   TOTAL
                                                             ------ --------  --------  ------------- --------
Balance at January 1, 2002                                   $5,799 $430,954  $ 13,220    $  5,454    $455,427
Comprehensive income (loss):
 Net Income                                                                     26,648                  26,648
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets, reclassification adjustments and income taxes                                  1,876       1,876
                                                                                                      --------
 Comprehensive income (loss)                                                                            28,524
                                                             -------------------------------------------------
Balance at December 31, 2002                                  5,799  430,954    39,868       7,330     483,951
Capital contribution                                                  56,000                            56,000
Comprehensive income (loss):
 Net loss                                                                         (623)                   (623)
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets, reclassification adjustments and income taxes                                 13,907      13,907
                                                                                                      --------
 Comprehensive income (loss)                                                                            13,284
                                                             -------------------------------------------------
Balance at December 31, 2003                                  5,799  486,954    39,245      21,237     553,235
Capital contribution                                                 110,000                           110,000
Sale of subsidiary                                                   (10,773)                          (10,773)
Comprehensive income (loss):
 Net Income                                                                     65,027                  65,027
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets, reclassification adjustments and income taxes                                (15,741)    (15,741)
                                                                                                      --------
 Comprehensive income (loss)                                                                            49,286
                                                             -------------------------------------------------
Balance at December 31, 2004                                 $5,799 $586,181  $104,272    $  5,496    $701,748
                                                             =================================================



            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                               (DOLLARS IN THOUSANDS)

                                                                                   2004         2003         2002
                                                                               -----------  -----------  -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                              $    65,027  $      (623) $    26,648
 Adjustments to reconcile net income to net cash used in operating activities:
   Amortization of premiums and accretion of discounts associated with
     investments, net                                                               11,554        9,192       (7,178)
   (Gains) losses from sales of investments and business, net                      (35,705)      24,887      (11,072)
   Interest credited to policyholder account balances                              146,732      171,065      148,673
   Universal life and investment-type product policy fees                         (106,917)     (78,502)     (45,743)
   Change in accrued investment income                                               5,066       (2,681)        (312)
   Change in premiums and other receivables                                       (397,986)    (209,287)    (385,409)
   Change in deferred policy acquisitions costs, net                               (77,055)     (98,735)     (69,941)
   Change in insurance related liabilities                                          25,637        1,742       21,728
   Change in income taxes payable                                                    8,604       (9,380)      12,013
   Change in other assets                                                           73,915       46,488       30,616
   Change in other liabilities                                                     (43,960)       4,053        5,418
                                                                               -----------  -----------  -----------
Net cash used in operating activities                                             (325,088)    (141,781)    (274,559)
                                                                               -----------  -----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES
 Sales, maturities and repayments:
   Fixed maturities                                                                989,783    1,148,693    1,510,965
   Equity securities                                                                     -            -           98
   Mortgage loans on real estate                                                   136,491       48,484       54,327
   Real estate and real estate joint ventures                                          684          358          243
   Other limited partnership interests                                                 118            -           80
 Purchases of:
   Fixed maturities                                                             (1,028,803)  (1,671,616)  (1,580,423)
   Equity securities                                                                     -            -          (66)
   Mortgage loans on real estate                                                   (40,668)        (750)         (19)
   Real estate and real estate joint ventures                                            -         (500)      (1,050)
   Other limited partnership interests                                                (224)        (333)        (250)
 Net change in short-term investments                                              116,085      (96,525)    (127,785)
 Net change in policy loans                                                            291         (459)        (776)
 Proceeds from sales of businesses                                                  19,593            -            -
 Net change in payable under securities loaned transactions                         99,909      387,369            -
 Net change in other invested assets                                                  (889)     (14,108)          58
                                                                               -----------  -----------  -----------
Net cash provided by (used in) investing activities                                292,370     (199,387)    (144,598)
                                                                               -----------  -----------  -----------
CASH FLOWS FROM FINANCING ACTIVITIES
 Policyholder account balances:
   Deposits                                                                      1,811,449    2,180,147    1,544,875
   Withdrawals                                                                  (1,863,962)  (1,978,646)  (1,063,452)
 Net change in short-term debt                                                           -            -       (8,724)
 Capital contribution from the Parent Company                                      110,000       56,000            -
                                                                               -----------  -----------  -----------
Net cash provided by financing activities                                           57,487      257,501      472,699
                                                                               -----------  -----------  -----------
Change in cash and cash equivalents                                                 24,769      (83,667)      53,542
Cash and cash equivalents, beginning of year                                       149,106      232,773      179,231
                                                                               -----------  -----------  -----------
CASH AND CASH EQUIVALENTS, END OF YEAR                                         $   173,875  $   149,106  $   232,773
                                                                               ===========  ===========  ===========
Supplemental disclosures of cash flow information:
 Net cash paid during the year:
   Interest                                                                    $         3  $       129  $       249
                                                                               ===========  ===========  ===========
   Income taxes                                                                $    20,889  $     5,628  $      (603)
                                                                               ===========  ===========  ===========

            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES

                     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BUSINESS

      MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company, and subsidiaries (the "Company") is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). The Company owns 100% of the outstanding shares of MetLife Investors Insurance Company of California ("MLIICCA"), a California domiciled life insurance company. At October 1, 2004 the Company was sold from COVA Corporation ("COVA"), a wholly owned subsidiary of MetLife, to MetLife.

      The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), immediate annuities, term life, variable life, and single premium whole life insurance policies. The Company is licensed to do business in 47 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

      BASIS OF PRESENTATION

      The accompanying consolidated financial statements include the accounts of (i) the Company and its subsidiaries and (ii) partnerships and joint ventures in which the Company has control. Intercompany accounts and transactions have been eliminated.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most significant estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments; (iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of deferred policy acquisition costs ("DAC") including value of business acquired ("VOBA"); (vi) the liability for future policyholder benefits;
      (vii) the liability for litigation and regulatory matters; and (viii) accounting for reinsurance transactions. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from those estimates.

      The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

      Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2004 presentation.

      INVESTMENTS

      The Company's principal investments are in fixed maturities, mortgage loans and real estate, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies;
      (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

      The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period that determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

      The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

      Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are recorded when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Such valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics based on property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

      Policy loans are stated at unpaid principal balances.

      Short-term investments are stated at amortized cost, which approximates fair value.

      DERIVATIVES

      Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, futures and option contracts, to manage its various risks. Additionally, the Company enters into income generation and replication derivatives as permitted by its insurance Derivatives Use Plans approved by the applicable state insurance departments. Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within Other invested assets or as liabilities within Other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in Net investment gains (losses).

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and throughout the life of the hedging relationship. The ineffective portion of the changes in fair value of the hedging instrument is recorded in Net investment gains (losses).

      Under a fair value hedge, changes in the fair value of the derivative, along with changes in the fair value of the hedged item related to the risk being hedged, are reported in Net investment gains (losses).

      In a cash flow hedge, changes in the fair value of the derivative are recorded in Other comprehensive income (loss), a separate component of shareholder's equity, and the deferred gains or losses on the derivative are reclassified into the income statement when the Company's earnings are affected by the variability in cash flows of the hedged item. There were no cash flow hedges at December 31, 2004, 2003, and 2002.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) it is no longer probable that the forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in Net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. The changes in fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are amortized into income over the remaining life of the hedging instruments.

      When hedge accounting is discontinued because it is probable that the forecasted transactions will not occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in Net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in Net investment gains (losses). Deferred gains and losses of a derivative recorded in Other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in Net investment gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as Net investment gains (losses).

      The Company is also a party to financial instruments in which a derivative is "embedded." For each financial instrument in which a derivative is embedded, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract, and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative, as defined in SFAS 133. If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in Net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in Net investment gains (losses). The Company did not have any embedded derivatives during the years ended December 31, 2004, 2003 and 2002.

      CASH AND CASH EQUIVALENTS

      The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

      DEFERRED POLICY ACQUISITION COSTS

      The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of such costs is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the capitalization and amortization of DAC, including VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

      Costs, which consist principally of commissions and policy issue expenses, are amortized with interest over the expected life of the contract for universal life and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins, and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      DAC for non-participating traditional life and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      VOBA, included as part of DAC, represents the present value of estimated future gross profits to be generated from existing insurance contracts in-force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the estimated gross profits or premiums from such policies and contracts.

      SALES INDUCEMENTS

      The Company has two different types of sales inducements: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit and (ii) the policyholder receives a higher interest rate than the normal general account interest rate credited on money in the enhanced dollar cost averaging program. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

      GOODWILL

      The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. On January 1, 2002, the Company adopted the provisions of SFAS No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS, ("SFAS 142"). In accordance with SFAS 142, goodwill is not amortized but is tested for impairment at least annually to determine whether a writedown of the cost of the asset is required. Impairments are recognized in operating results when the carrying amount of goodwill exceeds its implied fair value. Prior to the adoption of SFAS 142, goodwill was amortized on a straight-line basis over a period ranging from 10 to 30 years and impairments were recognized in operating results when permanent diminution in value was deemed to have occurred.

      Changes in goodwill were as follows:

                                           YEARS ENDED DECEMBER 31,
                                           ------------------------
                                             2004    2003    2002
                                           -------  ------- -------
                                            (DOLLARS IN THOUSANDS)
            Net balance, beginning of year $33,592  $33,592 $33,592
            Disposition and other             (178)       -       -
                                           -------  ------- -------
            Net balance, end of year       $33,414  $33,592 $33,592
                                           =======  ======= =======

      LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

      The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation.

      Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments and premium deficiency reserves. Interest rates used in establishing such liabilities range from 2% to 8%.

      Policyholder account balances relate to investment-type contracts. Investment-type contracts principally include traditional fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 13%, less expenses, mortality charges, and withdrawals.

      The Company establishes liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies. Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      Guaranteed annuitization benefit liabilities are determined by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed annuitization benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

      RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

      Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      OTHER REVENUES

      Other revenues include interest income from a financing agreement, advisory fees, broker/dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

      INCOME TAXES

      The Company applies the concepts of SFAS No. 109, ACCOUNTING FOR INCOME TAXES, which establishes deferred income tax assets and liabilities based upon the difference between the financial statements and tax bases of assets and liabilities using the enacted rates in effect for the year in which the differences are expected to reverse. SFAS No. 109 allows recognition of deferred income tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

      The Company and its includible life insurance subsidiary file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended ("the Code"). The Company will file a consolidated return for 2004 with MLIICCA and First MetLife Investors Insurance Company ("FMLI"). The operations of FMLI included in the 2004 consolidated return will only be through 9/30/2009, and after that time FMLI will file a separate standalone return.

      REINSURANCE

      The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

      SEPARATE ACCOUNTS

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, there was no material impact on the Company's separate accounts.

      APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

      In December 2004, the FASB issued SFAS No. 153, EXCHANGE OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 ("SFAS 153"). SFAS 153 amends prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 are effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005 and shall be applied prospectively. SFAS 153 is not expected to have a material impact on the Company's consolidated financial statements at the date of adoption.

      In March 2004, the Emerging Issues Task Force ("EITF") reached further consensus on Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. An EITF 03-1 consensus reached in November 2003 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The Company has complied with the disclosure requirements of EITF 03-1, which were effective December 31, 2003. The accounting guidance of EITF 03-1 relating to the recognition of investment impairment which was to be effective in the third quarter of 2004 has been delayed pending the development of additional guidance. The Company is actively monitoring the deliberations relating to this issue at the FASB and currently is unable to determine the ultimate impact EITF 03-1 will have on its consolidated financial statements.

      Effective January 1, 2004, the Company adopted Statement of Position 03-1, as interpreted by Technical Practices Aids issued by the American Institute of Certified Public Accountants. SOP 03-1 provides guidance on
      (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released Staff Position Paper No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, PERMIT OR REQUIRE ACCRUAL OF AN UNEARNED REVENUE LIABILITY ("FSP 97-1") which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its financial statements. As a result of the adoption of SOP 03-1 , effective January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity contracts by approximately $1,253 thousand, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $2,653 thousand, including the cumulative effect of adoption.

      In October 1, 2003, the Company adopted Statement 133 Implementation Issue No. B36, EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("Issue B36"). Issue B36 concluded that
      (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements, and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature must be measured at fair value on the balance sheet and changes in fair value reported in income. The adoption of issue B36 did not have a significant impact on the Company's financial statements.

      Effective July 1, 2003, the Company adopted SFAS No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

      During 2003, the Company adopted FASB Interpretation ("FIN") No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES--AN INTERPRETATION OF ARB NO. 51 ("FIN 46"), and its December 2003 revision ("FIN 46(r)"). Certain of the Company's investments in real estate joint ventures and other limited partnership interests meet the definition of a VIE and have been consolidated, in accordance with the transition rules and effective dates, because the Company is deemed to be the primary beneficiary. A VIE is defined as (i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest, or (ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. Effective February 1, 2003, the Company adopted FIN 46 for VIEs created or acquired on or after February 1, 2003 and, effective December 31, 2003, the Company adopted FIN 46(r) with respect to interests in entities formerly considered special purpose entities ("SPEs"), including interests in asset-backed securities and collateralized debt obligations. The adoption of FIN 46 as of February 1, 2003 and the provisions of FIN 46(r) at December 31, 2003 did not have a significant impact on the Company's consolidated financial statements.

      Effective January 1, 2003, the Company adopted FIN No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 were applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING ("EITF 94-3"). The Company's activities subject to this guidance in 2004 and 2003 were not significant.

      Effective January 1, 2003, the Company adopted SFAS No. 145, Rescission of FASB STATEMENTS NO. 4, 44, AND 64, AMENDMENT OF FASB STATEMENT NO. 13, AND TECHNICAL CORRECTIONS ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.

      Effective January 1, 2002, the Company adopted SFAS No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superseding SFAS No. 121, ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF ("SFAS 121"), and the accounting and reporting provisions of APB Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS--REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 (i) broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business); (ii) requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed; and (iii) retains the basic provisions of (a) APB 30 regarding the presentation of discontinued operations in the statements of income, (b) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill), and (c) SFAS 121 relating to the measurement of long-lived assets classified as held-for-sale. Adoption of SFAS 144 did not have a material impact on the Company's consolidated financial statements.

      Effective January 1, 2002, the Company adopted SFAS No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS, ("SFAS 142"). SFAS 142 eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. Amortization of other intangible assets was not material for the years ended December 31, 2004, 2003 and 2002. There was no impairment of identified intangible assets or significant reclassifications between goodwill and other intangible assets at January 1, 2002.

2.  INVESTMENTS

      FIXED MATURITIES AND EQUITY SECURITIES

      Fixed maturities and equity securities at December 31, 2004 were as follows:

                                              COST OR   GROSS UNREALIZED ESTIMATED
                                             AMORTIZED  ----------------   FAIR
                                               COST      GAIN     LOSS     VALUE
                                             ---------- -------  ------  ----------
                                                    (DOLLARS IN THOUSANDS)
Fixed Maturities:
 U.S. treasury/agency securities             $  275,704 $   210  $  644  $  275,270
 State and political subdivisions securities      4,004       5       -       4,009
 U.S. corporate securities                      946,192  15,464   2,850     958,806
 Foreign government securities                   15,273     553       -      15,826
 Foreign corporate securities                   103,804   2,713     718     105,799
 Residential mortgage-backed securities         384,066   3,234   1,170     386,130
 Commercial mortgage-backed securities          258,537     598   2,576     256,559
 Asset-backed securities                        185,175   1,488     612     186,051
 Other fixed maturity securities                    642       -       -         642
                                             ---------- -------  ------  ----------
   Total fixed maturities                    $2,173,397 $24,265  $8,570  $2,189,092
                                             ========== =======  ======  ==========
Equity securities:
 Common stock                                $    1,141 $    87  $    -  $    1,228
                                             ========== =======  ======  ==========

      Fixed maturities and equity securities at December 31, 2003 were as follows:

                                          COST OR   GROSS UNREALIZED ESTIMATED
                                         AMORTIZED  ---------------    FAIR
                                           COST      GAIN     LOSS     VALUE
                                         ---------- -------  ------- ----------
                                                (DOLLARS IN THOUSANDS)
 Fixed Maturities:
  U.S. treasury/agency securities        $   92,458 $   435  $    74 $   92,819
  U.S. corporate securities               1,303,658  63,693    5,968  1,361,383
  Foreign government securities              30,641   2,738      240     33,139
  Foreign corporate securities              136,314   6,242    1,872    140,684
  Residential mortgage-backed securities    384,962   2,497    2,653    384,806
  Commercial mortgage-backed securities     191,823   1,707    1,138    192,392
  Asset-backed securities                   167,742   2,461    2,212    167,991
                                         ---------- -------  ------- ----------
    Total fixed maturities               $2,307,598 $79,773  $14,157 $2,373,214
                                         ========== =======  ======= ==========
 Equity securities:
  Common stock                           $    1,141 $    87  $     - $    1,228
                                         ========== =======  ======= ==========

      The Company held foreign currency derivatives with notional amounts of $1,381 thousand to hedge the exchange rate risk associated with foreign bonds and loans at December 31, 2004. The Company did not hold any foreign currency derivatives with notional amounts to hedge the exchange rate risk associated with foreign bonds and loans at December 31, 2003.

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $54,540 thousand and $134,750 thousand at December 31, 2004 and 2003, respectively. These securities had a net unrealized gain of $2,102 thousand and $4,138 thousand at December 31, 2004 and 2003, respectively. Non-income producing fixed maturities were $44 thousand and $5,061 thousand at December 31, 2004 and 2003, respectively.

      The cost or amortized cost and estimated fair value of bonds at December 31, 2004, by contractual maturity date, are shown below:

                                                       COST OR
                                                      AMORTIZED   ESTIMATED
                                                        COST      FAIR VALUE
                                                      ----------  ----------
                                                      (DOLLARS IN THOUSANDS)
    Due in one year or less                           $  171,175  $  172,559
    Due after one year through five years                881,384     889,236
    Due after five years through ten years               208,094     211,553
    Due after ten years                                   84,966      87,004
                                                      ----------  ----------
        Subtotal                                       1,345,619   1,360,352
    Mortgage-backed and other asset-backed securities    827,778     828,740
                                                      ----------  ----------
        Total fixed maturities                        $2,173,397  $2,189,092
                                                      ==========  ==========

      Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

      Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                       YEARS ENDED DECEMBER 31,
                                    ------------------------------
                                      2004      2003       2002
                                    --------  --------  ----------
                                        (DOLLARS IN THOUSANDS)
            Proceeds                $352,668  $711,798  $1,033,134
            Gross investment gains  $ 34,178  $  7,536  $   36,165
            Gross investment losses $ (5,762) $ (6,904) $  (12,894)

      Gross investment losses above exclude write-downs recorded during 2004, 2003 and 2002 for other than temporarily impaired available-for-sale fixed maturities and equity securities of $1,963 thousand, $21,536 thousand and $13,050 thousand, respectively.

      The Company periodically disposes of fixed maturities and equity securities at a loss. Generally such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

      The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities, aggregated by sector and length of time that the securities have been in a continuous unrealized loss position at December 31, 2004 and 2003:

                                                   DECEMBER 31, 2004
                           -----------------------------------------------------------------
                                                  EQUAL TO OR GREATER
                            LESS THAN 12 MONTHS     THAN 12 MONTHS             TOTAL
                           --------------------- --------------------- ---------------------
                                        GROSS                 GROSS                 GROSS
                           ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED
                           FAIR VALUE    LOSS    FAIR VALUE    LOSS    FAIR VALUE    LOSS
                           ---------- ---------- ---------- ---------- ---------- ----------
                                                (DOLLARS IN THOUSANDS)
U.S. treasury/agency
  securities                $156,054    $  644    $     -     $    -   $  156,054   $  644
U.S. corporate securities    402,106     2,662      8,966        188      411,072    2,850
Foreign corporate
  securities                  26,861       281     11,704        437       38,565      718
Residential mortgage-
  backed securities          130,053       845     21,453        325      151,506    1,170
Commercial mortgage-
  backed securities          177,143     1,740     25,683        836      202,826    2,576
Asset-backed securities       66,439       398         44        214       66,483      612
                            --------    ------    -------     ------   ----------   ------
   Total fixed
     maturities             $958,656    $6,570    $67,850     $2,000   $1,026,506   $8,570
                            ========    ======    =======     ======   ==========   ======
Total number of securities
  on an unrealized loss
  position                       212                   14                     226
                            ========              =======              ==========

                                                        DECEMBER 31, 2003
                                -----------------------------------------------------------------
                                                       EQUAL TO OR GREATER
                                 LESS THAN 12 MONTHS     THAN 12 MONTHS             TOTAL
                                --------------------- --------------------- ---------------------
                                             GROSS                 GROSS                 GROSS
                                ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED
                                FAIR VALUE    LOSS    FAIR VALUE    LOSS    FAIR VALUE    LOSS
                                ---------- ---------- ---------- ---------- ---------- ----------
                                                     (DOLLARS IN THOUSANDS)
U.S. treasury/agency securities  $ 51,076   $    74    $     -     $    -    $ 51,076   $    74
U.S. corporate securities         176,494     4,742     13,451      1,226     189,945     5,968
Foreign government securities         912       240          -          -         912       240
Foreign corporate securities       27,335     1,595      2,576        277      29,911     1,872
Residential mortgage-backed
  securities                      187,979     2,653          -          -     187,979     2,653
Commercial mortgage-backed
  securities                       83,609     1,138          -          -      83,609     1,138
Asset-backed securities            64,567     1,696     17,197        516      81,764     2,212
                                 --------   -------    -------     ------    --------   -------
   Total fixed maturities        $591,972   $12,138    $33,224     $2,019    $625,196   $14,157
                                 ========   =======    =======     ======    ========   =======

      There were no equity securities in a continuous unrealized loss position at December 31, 2004 and 2003.

      SECURITIES LENDING

      The Company participates in a securities lending program whereby blocks of securities, which are included in investments, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $471,990 thousand and $371,464 thousand and an estimated fair value of $474,654 thousand and $376,386 thousand were on loan under the program at December 31, 2004 and 2003, respectively. The Company was liable for cash collateral under its control of $487,278 thousand and $387,369 thousand at December 31, 2004 and 2003, respectively. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the consolidated financial statements.

      ASSETS ON DEPOSIT

      The Company had investment assets on deposit with regulatory agencies with a fair market value of $6,423 thousand and $7,326 thousand at December 31, 2004 and 2003, respectively.

      MORTGAGE LOANS ON REAL ESTATE

      Mortgage loans on real estate were categorized as follows:

                                                   DECEMBER 31,
                                                 ----------------------
                                                   2004        2003
                                                  --------    --------
                                                 (DOLLARS IN THOUSANDS)
             Commercial mortgage loans           $130,634    $223,469
             Less: Valuation allowances               746         969
                                                  --------    --------
                 Mortgage loans on real estate   $129,888    $222,500
                                                  ========    ========

      Mortgage loans are collateralized by properties primarily located throughout the United States. At December 31, 2004, approximately 22%, 15% and 7% of the properties were located in California, Texas and Pennsylvania, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

      Changes in loan valuation allowances for mortgage loans on real estate were as follows:

                                          YEARS ENDED DECEMBER 31,
                                          ----------------------
                                           2004    2003     2002
                                          -----   ------  -------
                                          (DOLLARS IN THOUSANDS)
               Balance, beginning of year $ 969   $1,060  $ 2,372
               Additions                    642      132     (184)
               Deductions                  (865)    (223)  (1,128)
                                          -----   ------  -------
               Balance, end of year       $ 746   $  969  $ 1,060
                                          =====   ======  =======

      There were no impaired mortgage loans on real estate at December 31, 2004. Impaired mortgage loans on real estate was $2,612 thousand, net of $385 thousand valuation allowances at December 31, 2003.

      The average investment in impaired mortgage loans was $1,476 thousand, $3,701 thousand and $6,729 thousand for the years ended December 31, 2004, 2003 and 2002, respectively. Interest income on impaired mortgage loans was $864 thousand, $375 thousand and $527 thousand for the years ended December 31, 2004, 2003 and 2002, respectively.

      REAL ESTATE JOINT VENTURES

      Real estate joint ventures held for investment had carrying values of $4,529 thousand and $4,834 thousand for the years ended December 31, 2004 and 2003, respectively. At December 31, 2004 the Company's real estate holdings consisted of office buildings primarily located in Illinois.

      FUNDS WITHHELD AT INTEREST

      There were no funds withheld at interest included in other invested assets at December 31, 2004. Included in other invested assets at December 31, 2003, were funds withheld at interest of $16,889 thousand.

      NET INVESTMENT INCOME

      The components of net investment income were as follows:

                                                    YEARS ENDED DECEMBER 31,
                                                  ----------------------------
                                                    2004      2003      2002
                                                  --------  --------  --------
                                                     (DOLLARS IN THOUSANDS)
Fixed maturities                                  $111,215  $114,109  $131,747
Mortgage loans on real estate                       19,455    21,761    25,619
Real estate joint ventures                             379       269       169
Policy loans                                         2,250     2,229     2,178
Other limited partnership interests                      -        46        68
Cash, cash equivalents and short-term investments    6,955     8,547     4,350
Other                                                 (293)     (129)      (49)
                                                  --------  --------  --------
    Total                                          139,961   146,832   164,082
Less: Investment expenses                            6,104     3,537       434
                                                  --------  --------  --------
    Net investment income                         $133,857  $143,295  $163,648
                                                  ========  ========  ========

      NET INVESTMENT GAINS (LOSSES)

      Net investment gains (losses), including valuation allowances, were as follows:

                                                YEARS ENDED DECEMBER 31,
                                               --------------------------
                                                 2004     2003      2002
                                               -------  --------  -------
                                                 (DOLLARS IN THOUSANDS)
     Fixed maturities                          $26,453  $(20,867) $10,189
     Equity securities                               -       (37)      32
     Mortgage loans on real estate               9,942      (131)     782
     Real estate joint ventures                      -        (5)       9
     Derivatives                                  (688)   (3,896)      76
     Other                                           -        49      (16)
                                               -------  --------  -------
         Total net investment gains (losses)   $35,707  $(24,887) $11,072
                                               =======  ========  =======

      NET UNREALIZED INVESTMENT GAINS (LOSSES)

      The components of net unrealized investment gains, included in accumulated other comprehensive income, were as follows:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2004      2003      2002
                                              --------  --------  --------
                                                 (DOLLARS IN THOUSANDS)
     Fixed maturities                         $ 15,695  $ 68,448  $ 40,481
     Equity securities                              87        87         -
     Other invested assets                         151       152       152
                                              --------  --------  --------
       Total                                    15,933    68,687    40,633
                                              --------  --------  --------
     Amounts allocated from:
       Deferred policy acquisition costs        (7,477)  (36,015)  (29,356)
       Deferred income taxes                    (2,960)  (11,435)   (3,947)
                                              --------  --------  --------
       Total                                   (10,437)  (47,450)  (33,303)
                                              --------  --------  --------
     Net unrealized investment gains (losses) $  5,496  $ 21,237  $  7,330
                                              ========  ========  ========

      The changes in net unrealized investment gains were as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                        --------------------------
                                                          2004      2003     2002
                                                        --------  -------  -------
                                                          (DOLLARS IN THOUSANDS)
Balance, beginning of the year                          $ 21,237  $ 7,330  $ 5,454
Unrealized investment gains (losses) during the year     (56,133)  28,054    8,647
Unrealized investment gains (losses) relating to:
  Deferred policy acquisition costs                       29,929   (6,659)  (5,102)
Deferred income taxes                                      9,171   (7,488)  (1,669)
Unrealized investment gains (losses) of subsidiaries at
  date of sale, net of deferred income taxes               1,292        -        -
                                                        --------  -------  -------
Balance, end of the year                                $  5,496  $21,237  $ 7,330
                                                        ========  =======  =======
Net change in unrealized investment gains (losses)      $(15,741) $13,907  $ 1,876
                                                        ========  =======  =======

3.  DERIVATIVE FINANCIAL INSTRUMENTS

      The table below provides a summary of the notional amount and fair value of derivative financial instruments held at:

                           DECEMBER 31, 2004             DECEMBER 31, 2003
                     ------------------------------ ---------------------------
                                  CURRENT MARKET               CURRENT MARKET
                                   OR FAIR VALUE               OR FAIR VALUE
                      NOTIONAL  ------------------- NOTIONAL ------------------
                       AMOUNT   ASSETS  LIABILITIES  AMOUNT  ASSETS LIABILITIES
                     ---------- ------- ----------- -------- ------ -----------
                                       (DOLLARS IN THOUSANDS)
Interest rate swaps  $    7,001 $    63   $3,015    $      -  $  -    $    -
Interest rate floors  1,260,000  14,373        -           -     -         -
Financial futures       107,400       -      713     226,300     -     3,830
Foreign currency
  swaps                   1,381       -      357       1,381     -       173
Credit default swaps     10,000     114        -      10,000   104         -
                     ---------- -------   ------    --------  ----    ------
    Total            $1,385,782 $14,550   $4,085    $237,681  $104    $4,003
                     ========== =======   ======    ========  ====    ======

      The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2004:

                                            REMAINING LIFE
                          ---------------------------------------------------
                                     AFTER      AFTER
                                    ONE YEAR  FIVE YEARS
                          ONE YEAR  THROUGH    THROUGH     AFTER
                          OR LESS  FIVE YEARS TEN YEARS  TEN YEARS   TOTAL
                          -------- ---------- ---------- --------- ----------
                                        (DOLLARS IN THOUSANDS)
   Interest rate swaps    $      -  $     -   $    7,001    $ -    $    7,001
   Interest rate floors          -        -    1,260,000      -     1,260,000
   Financial futures       107,400        -            -      -       107,400
   Foreign currency swaps        -    1,381            -      -         1,381
   Credit default swaps          -   10,000            -      -        10,000
                          --------  -------   ----------    ---    ----------
       Total              $107,400  $11,381   $1,267,001    $ -    $1,385,782
                          ========  =======   ==========    ===    ==========

      Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

      Interest rate floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

      In exchange-traded Treasury futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of Treasury securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchanges.

      Exchange-traded Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury performance. The value of Treasury futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

      Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

      In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

      Credit default swaps are used in replication synthetic asset transactions ("RSATs") to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. RSATs are a combination of a derivative and usually an U.S. Treasury or Agency security. RSATs that involve the use of credit default swaps are included in such classification in the preceding table.

      In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

      HEDGING

      The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                        DECEMBER 31, 2004             DECEMBER 31, 2003
                  ------------------------------ ---------------------------
                                 FAIR VALUE                   FAIR VALUE
                   NOTIONAL  ------------------- NOTIONAL ------------------
                    AMOUNT   ASSETS  LIABILITIES  AMOUNT  ASSETS LIABILITIES
                  ---------- ------- ----------- -------- ------ -----------
                                    (DOLLARS IN THOUSANDS)
   Fair value     $        - $     -   $    -    $227,681  $  -    $4,003
   Non-qualifying  1,385,782  14,550    4,085      10,000   104         -
                  ---------- -------   ------    --------  ----    ------
       Total      $1,385,782 $14,550   $4,085    $237,681  $104    $4,003
                  ========== =======   ======    ========  ====    ======

      The following table provides the settlement payments recorded in income for the:

                                                YEARS ENDED DECEMBER 31,
                                                -----------------------
                                                 2004    2003    2002
                                                 -----   ----    ----
                                                (DOLLARS IN THOUSANDS)
              Qualifying hedges:
                Net investment income           $(145)   $ 10    $  -
              Non-qualifying hedges:
                Net investment gains and losses  (629)    (22)    (76)
                                                 -----    ----    ----
                Total                           $(774)   $(12)   $(76)
                                                 =====    ====    ====

      FAIR VALUE HEDGES

      The Company designates and accounts for treasury futures to hedge against changes in value of fixed rate securities as fair value hedges when they have met the requirements of SFAS 133.

      The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows for the year ended December 31, 2003:

                                                       YEAR ENDED DECEMBER 31,
                                                       -----------------------
                                                                2003
                                                       -----------------------
                                                       (DOLLARS IN THOUSANDS)
  Change in the fair value of derivatives                      $(4,002)
  Change in the fair value of items hedged                        (106)
                                                               -------
  Net ineffectiveness of fair value hedging activities         $(4,108)
                                                               =======

      The Company did not have any fair value hedges during the years ended December 31, 2004 or 2002.

      All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness for the year ended December 31, 2003. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

      NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

      The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased floors, and Treasury futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards and swaps are used to minimize its exposure to adverse movements in exchange rates; and (iii) RSATs to synthetically create investments.

      For the years ended December 31, 2004, 2003 and 2002, the Company recognized as net investment gains (losses) changes in fair value of ($4,166) thousand, $104 thousand and $0 thousand, respectively, related to derivatives that do not qualify for hedge accounting.

      CREDIT RISK

      The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date. Because exchange traded futures and options are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative financial instruments.

      The Company manages its credit risk by entering into derivative transactions with creditworthy counterparties. In addition, the Company enters into over-the-counter derivatives pursuant to master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Likewise, the Company effects exchange traded futures and options through regulated exchanges and these positions are marked to market and margined on a daily basis.

4.  INSURANCE

      DEFERRED POLICY ACQUISITION COSTS

      Information regarding VOBA and DAC for the years ended December 31, 2004, 2003 and 2002 is as follows:

                                                       DEFERRED
                                            VALUE OF    POLICY
                                            BUSINESS  ACQUISITION
                                            ACQUIRED     COSTS      TOTAL
                                            --------  ----------- --------
                                                (DOLLARS IN THOUSANDS)
     Balance at January 1, 2002             $211,191   $134,377   $345,568
     Capitalizations                               -    103,213    103,213
                                            --------   --------   --------
         Total                               211,191    237,590    448,781
                                            --------   --------   --------
     Amortization related to:
       Net investment gains (losses)               -      2,639      2,639
       Unrealized investment gains (losses)   (4,598)     9,700      5,102
       Other expenses                         22,994      1,685     24,679
                                            --------   --------   --------
         Total amortization                   18,396     14,024     32,420
                                            --------   --------   --------
     Balance at December 31, 2002            192,795    223,566    416,361
     Capitalizations                               -    132,072    132,072
                                            --------   --------   --------
         Total                               192,795    355,638    548,433
                                            --------   --------   --------
     Amortization related to:
       Net investment gains (losses)          (2,429)    (2,987)    (5,416)
       Unrealized investment gains (losses)      671      5,988      6,659
       Other expenses                         18,733     20,020     38,753
                                            --------   --------   --------
         Total amortization                   16,975     23,021     39,996
                                            --------   --------   --------
     Balance at December 31, 2003            175,820    332,617    508,437
     Capitalizations                               -    126,360    126,360
                                            --------   --------   --------
         Total                               175,820    458,977    634,797
                                            --------   --------   --------
     Amortization related to:
       Net investment gains (losses)           2,872      3,499      6,371
       Unrealized investment gains (losses)  (13,550)   (16,379)   (29,929)
       Other expenses                          2,757     40,416     43,173
                                            --------   --------   --------
         Total amortization                   (7,921)    27,536     19,615
                                            --------   --------   --------
     Dispositions and other                   (1,280)   (40,697)   (41,977)
                                            --------   --------   --------
     Balance at December 31, 2004           $182,461   $390,744   $573,205
                                            ========   ========   ========

      The estimated future amortization expense allocated to other expenses for VOBA is $17,564 thousand in 2005, $17,277 thousand in 2006, $17,107 thousand in 2007, $16,705 thousand in 2008 and $16,500 thousand in 2009.

      Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization, (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized, and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      SALES INDUCEMENTS

      Changes in deferred sales inducements are as follows:

                                             SALES INDUCEMENTS
                                           ----------------------
                                           (DOLLARS IN THOUSANDS)
              Balance at January 1, 2004          $ 50,000
              Capitalization                        25,232
              Amortization                          (5,403)
              Dispositions                         (10,627)
                                                  --------
              Balance at December 31, 2004        $ 59,202
                                                  ========

      GUARANTEES

      The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

      The Company had the following types of guarantees relating to annuity contracts at:

                                                      DECEMBER 31 2004
                                               ---------------------------
                                               IN THE EVENT OF      AT
                                                    DEATH      ANNUITIZATION
                                               --------------- -------------
                                                   (AMOUNT IN THOUSANDS)
  RETURN OF NET DEPOSITS
    Separate account value                       $  790,718              -
    Net amount at risk                           $      674(1)           -
    Average attained age of contractholders              62              -

  ANNIVERSARY CONTRACT VALUE OR MINIMUM RETURN
    Separate account value                       $6,932,701     $3,623,255
    Net amount at risk                           $  188,246(1)  $   19,401(2)
    Average attained age of contractholders        64 years       59 years

      --
      (1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
      (2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

      The net amount at risk is based on the direct amount at risk (excluding reinsurance).

      The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

      Liabilities for guarantees (excluding base policy liabilities) are as follows:

                                         ANNUITY CONTRACTS
                                    ---------------------------
                                                    GUARANTEED
                                      GUARANTEED   ANNUITIZATION
                                    DEATH BENEFITS   BENEFITS     TOTAL
                                    -------------- ------------- -------
                                       (AMOUNT IN THOUSANDS)
       Balance at January 1, 2004      $ 1,208         $ 575     $ 1,783
       Incurred guaranteed benefits     (1,208)         (575)     (1,783)
                                       -------         -----     -------
       Balance at December 31, 2004    $     -         $   -     $     -
                                       =======         =====     =======

      Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                          DECEMBER 31, 2004
                                        ----------------------
                                        (DOLLARS IN THOUSANDS)
                  Mutual Fund Groupings
                    Equity                    $5,211,401
                    Bond                         608,286
                    Balanced                     411,483
                    Money market                  57,561
                    Specialty                     89,642
                                              ----------
                      Total                   $6,378,373
                                              ==========

      SEPARATE ACCOUNTS

      Separate accounts assets and liabilities include pass-through separate accounts totaling $6,546,025 thousand and $5,093,170 thousand at December 31, 2004 and 2003, respectively, for which the policyholder assumes the investment risk.

      Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $106,917 thousand, $78,502 thousand and $45,743 thousand for the years ended December 31, 2004, 2003 and 2002, respectively.

      For the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5.  REINSURANCE

      The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company currently reinsures up to 70% of the mortality risk for all new individual life insurance policies that it writes. The Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company reinsures its business through a diversified group of reinsurers. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The Company currently reinsures 90% of the its new production of fixed annuities to an affiliate. Also, the Company currently reinsures 100% of the riders containing benefit guarantees related to variable annuities to an affiliate.

      The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                    -------------------------
                                                      2004     2003     2002
                                                    -------  -------  -------
                                                      (DOLLARS IN THOUSANDS)
 Direct premiums                                    $19,703  $11,124  $23,413
 Reinsurance ceded                                     (836)  (3,757)    (783)
                                                    -------  -------  -------
 Net premiums                                       $18,867  $ 7,367  $22,630
                                                    =======  =======  =======
 Reinsurance recoveries netted against policyholder
   benefits                                         $ 2,610  $   278  $   730
                                                    =======  =======  =======

      Reinsurance recoverables, included in premiums and other receivables were $385 thousand and $278 thousand at December 31, 2004 and 2003, respectively.

6.  INCOME TAXES

      The provision (benefit) for income taxes was as follows:

                                         YEARS ENDED DECEMBER 31,
                                        --------------------------
                                          2004     2003      2002
                                        -------  --------  -------
                                          (DOLLARS IN THOUSANDS)
             Current:
               Federal                  $(5,947) $  8,565  $   232
               State                        359         -      (29)
                                        -------  --------  -------
                                         (5,588)    8,565      203
                                        -------  --------  -------
             Deferred:
               Federal                   32,949   (12,080)  10,972
                                        -------  --------  -------
             Provision for income taxes $27,361  $ (3,515) $11,175
                                        =======  ========  =======

      Reconciliations of the income tax provision (benefit) at the U.S. statutory rate to the provision for income taxes were as follows:

                                              YEARS ENDED DECEMBER 31,
                                             -------------------------
                                               2004     2003     2002
                                             -------  -------  -------
                                               (DOLLARS IN THOUSANDS)
        Tax provision at U.S. statutory rate $31,897  $(1,448) $13,238
        Tax effect of:
          Tax exempt investment income        (5,043)  (2,101)  (2,010)
          State and local income taxes           233        -      (30)
          Other                                  274       34      (23)
                                             -------  -------  -------
        Provision for income taxes           $27,361  $(3,515) $11,175
                                             =======  =======  =======

      Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                    YEARS ENDED DECEMBER 31,
                                                    -----------------------
                                                      2004         2003
                                                     --------     --------
         Deferred income tax assets:
           Policyholder liabilities and receivables $ 98,577     $145,472
           Tax basis of intangible assets purchased    3,108        4,368
           Loss and credit carryforwards              49,012       13,874
                                                     --------     --------
                                                    $150,697     $163,714
                                                     --------     --------
         Deferred income tax liabilities:
           Deferred policy acquisition costs        $175,709     $156,667
           Investments                                 7,496        1,684
           Net unrealized investment gains             2,960       11,435
           Other                                         267          498
                                                     --------     --------
                                                    $186,432     $170,284
                                                     --------     --------
         Net deferred income tax liability          $(35,735)    $ (6,570)
                                                     ========     ========

      The Company has capital loss carry-forwards of $28,820 thousand at December 31, 2004, which will expire between 2005 and 2008. The Company has net operating losses of $111,214 thousand, which will expire in 2019. A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

      The Company has been audited by the Internal Revenue Service for the years through and including 2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements.

7.  COMMITMENTS, CONTINGENCIES AND GUARANTEES

      Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

      MetLife has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking information relating to compensation agreements between insurance brokers and MetLife and its affiliates. MetLife also has received a subpoena, including a set of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking similar information and documents. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Company submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Company submitted such bids or quotes, and communications with a certain broker. Many insurance regulators have sent requests for information and documents to MetLife or its affiliates relating to broker compensation practices. MetLife is continuing to conduct an internal review of its commission payment practices. The Company continues to fully cooperate with these inquiries.

      Various litigation, claims, requests or assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      SUMMARY

      It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters that may be brought against the Company, very large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

      GUARANTEES

      In the course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future.

      The fair value of such indemnities, guarantees and commitments entered into during 2004 was insignificant and thus, no liabilities were recorded. The Company's recorded liability at December 31, 2004 and 2003 for indemnities, guarantees and commitments is insignificant.

8.  EQUITY

      DIVIDEND RESTRICTIONS

      Under the Missouri Insurance Law, the maximum amount of dividends the Company is permitted, without prior insurance regulatory clearance, to pay is the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). However, dividends may only be paid from positive balances in statutory unassigned funds. Since MetLife Investors Insurance Company's statutory unassigned funds surplus is less than zero, no dividends are permissible in 2005 without prior approval of the insurance commissioner.

      STATUTORY EQUITY AND INCOME

      The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles Codification in 2001 Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory surplus and capital.

      Applicable insurance department regulations require that insurance companies prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, valuing securities on a different basis and limiting the amount, if any, of deferred income taxes that may be recognized.

      Statutory net income (loss) of the Company, as filed with the Department, was ($168,432) thousand, $40,466 thousand, and ($9,653) thousand for the years ended December 31, 2004, 2003 and 2002, respectively; statutory capital and surplus, as filed, was $182,442 thousand and $269,188 thousand at December 31, 2004 and 2003, respectively.

      OTHER COMPREHENSIVE INCOME (LOSS)

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2004, 2003 and 2002 to avoid double-counting in other comprehensive income (loss) items that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss):

                                                       2004      2003      2002
                                                     --------  --------  --------
                                                         (DOLLARS IN THOUSAND)
Holding (losses) gains on investments arising during
  the year                                           $(41,475) $ (4,670) $ 26,979
Income tax effect of holding (losses) gains            14,516     1,635   (12,704)
Reclassification adjustments:
  Recognized holding (gains) losses included in
    current year income                               (27,334)   23,077   (11,895)
  Amortization of premium and discount on
    investments                                        12,793     9,647    (6,437)
  Income tax effect                                     5,089   (11,454)    8,632
Allocation of holding gains (losses) on investments
  relating to other policyholder amounts               29,812    (6,659)   (5,102)
Income tax effect of allocation of holding gains
  (losses) to other policyholder amounts              (10,434)    2,331     2,403
Unrealized investment gains of subsidiary at date of
  sale                                                  1,988         -         -
Deferred income taxes on unrealized investment gains
  of subsidiary at date of sale                          (696)        -         -
                                                     --------  --------  --------
Other comprehensive (loss) income                    $(15,741) $ 13,907  $  1,876
                                                     ========  ========  ========

9.  OTHER EXPENSES

      Other expenses were comprised of the following:

                                                 YEARS ENDED DECEMBER 31,
                                             -------------------------------
                                                2004       2003       2002
                                             ---------  ---------  ---------
                                                  (DOLLARS IN THOUSANDS)
  Compensation                               $     945  $     835  $     254
  Commissions                                  114,630    122,261     82,363
  Interest and debt issue costs                      3        129        249
  Amortization of policy acquisition costs      49,544     33,337     27,318
  Capitalization of policy acquisition costs  (126,360)  (132,072)  (103,213)
  Rent, net of sublease income                       -         14        474
  Other                                         60,067     55,562     53,940
                                             ---------  ---------  ---------
      Total other expenses                   $  98,829  $  80,066  $  61,385
                                             =========  =========  =========

10. FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                              CARRYING   ESTIMATED
                                               VALUE     FAIR VALUE
             DECEMBER 31, 2004               ----------  ----------
                                             (DOLLARS IN THOUSANDS)
             ASSETS:
               Fixed maturities              $2,189,092  $2,189,092
               Equity securities             $    1,228  $    1,228
               Mortgage loans on real estate $  129,888  $  135,596
               Policy loans                  $   28,389  $   28,389
               Short-term investments        $  103,196  $  103,196
               Cash and cash equivalents     $  173,875  $  173,875
             LIABILITIES:
               Policyholder account balances $2,717,809  $2,537,416

                                              CARRYING   ESTIMATED
                                               VALUE     FAIR VALUE
             DECEMBER 31, 2003               ----------  ----------
                                             (DOLLARS IN THOUSANDS)
             ASSETS:
               Fixed maturities              $2,373,214  $2,373,214
               Equity securities             $    1,228  $    1,228
               Mortgage and other loans      $  222,500  $  248,389
               Policy loans                  $   28,680  $   28,680
               Short-term investments        $  225,665  $  225,665
               Cash and cash equivalents     $  149,106  $  149,106
             LIABILITIES:
               Policyholder account balances $2,858,611  $2,530,648

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

         FIXED MATURITIES AND EQUITY SECURITIES

            The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

         MORTGAGE LOANS ON REAL ESTATE

            Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

         POLICY LOANS

            The carrying values for policy loans approximate fair value.

         CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

            The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

         POLICYHOLDER ACCOUNT BALANCES

            The fair value of policyholder account balances is estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

         DERIVATIVE INSTRUMENTS

            The fair value of derivative instruments, including financial futures, interest rate, credit default and foreign currency swaps are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

11. RELATED PARTY TRANSACTIONS

      The Company is a party to a service agreement with its affiliate, Metropolitan Life Insurance Company ("Metropolitan Life"), that provides for a broad range of services to be rendered. Metropolitan Life provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. Services are requested by the Company as deemed necessary for its business and investment operations. The agreement involves a cost allocation arrangement, under which the Company pays for all expenses, direct and indirect, reasonably and equitably determined to be attributable to the services provided. MetLife Investors Distribution Company, provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MetLife Investors Group ("MLIG"). Expenses and fees paid to affiliated companies in 2004, 2003 and 2002 by the Company, recorded in other expenses were $52,536 thousand, $46,716 thousand and $48,388 thousand, respectively.

      At December 31, 2004 and 2003, amounts due to/(from) affiliates of approximately ($13,297) thousand and $3,775 thousand, respectively, relate primarily to Metropolitan Life and MLIG.

      Since the Company is a member of a controlled group of affiliated companies its results may not be indicative of those of a stand-alone entity.

      The Company received a cash capital contribution of $110,000 thousand from MetLife in 2004 and $56,000 thousand from COVA in 2003.

      On October 1, 2004, the Company was sold from COVA to MetLife. All outstanding shares of the Company are owned by the parent company. On the same date, the Company sold its wholly owned subsidiary FMLI to MetLife. See Note 12.

12. ACQUISITIONS AND DISPOSITIONS

      On October 1, 2004, FMLI was sold to MetLife for $33,900 thousand in consideration. As a result, the Company recognized a decrease to equity of $10,773 thousand in paid in capital and $1,292 thousand in accumulated other comprehensive income. Total assets and liabilities of the entity sold at the date of sale were $920,150 thousand and $874,185 thousand, respectively. Total net income of the entity sold included in the consolidated statements of income was $2,026 thousand, $2,348 thousand and $3,415 thousand for the years ended December 31, 2004, 2003 and 2002, respectively.

                                    PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements
  ------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part
 B hereof:


1.     Report of Independent Auditors.


2.     Statement of Assets and Liabilities as of December 31, 2004.

3.     Statement of Operations for the year ended December 31, 2004.

4. Statements of Changes in Net Assets for the years ended December 31, 2004 and 2003.

5.     Notes to Financial Statements - December 31, 2004.


The following consolidated financial statements of the Company are included in Part B hereof:

1.     Report of Independent Auditors.


2.     Consolidated Balance Sheets as of December 31, 2004 and 2003.

3. Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002.

4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2004, 2003 and 2002.

5. Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002.


6.     Notes to Consolidated Financial Statements.

b. Exhibits
  ------------------------------------------------------------------------------

1.   (i)
     Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account (2)

  (ii) Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004) (16)

2.     Not Applicable

3.   (i)
     Principal Underwriter's and Selling Agreement (effective January 1, 2001)
(16)

  (ii) Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002) (16)

  (iii) Amendment No. 2 to Principal Underwriter's and Selling Agreement (effective December 2, 2002) (16)

4.   (i)
     Individual Flexible Purchase Payment Deferred Variable Annuity Contract
(7)

  (ii)      Enhanced Dollar Cost Averaging Rider (7)

  (iii)      Three Month Market Entry Rider (7)

  (iv)      Death Benefit Rider - (Compounded-Plus) (7)

  (v)      Death Benefit Rider - (Annual) (7)

  (vi)      Death Benefit Rider - (Annual Step-Up) (7)

  (vii)      Guaranteed Minimum Income Benefit Rider - (Living Benefit) (7)

  (viii)      Additional Death Benefit Rider - (Earnings Preservation Benefit)
(7)

  (ix) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (7)

  (x)      Terminal Illness Rider (7)

  (xi)      Individual Retirement Annuity Endorsement (7)

  (xii)      Roth Individual Retirement Annuity Endorsement (7)

  (xiii)      401 Plan Endorsement (7)

  (xiv)      Tax Sheltered Annuity Endorsement (7)

  (xv)      Unisex Annuity Rates Rider (7)

  (xvi) Form of Endorsement (Name Change-effective February 5, 2001. MetLife Investors Insurance Company; formerly, Cova Financial Services Life Insurance Company) (4)

  (xvii) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03) (13)

  (xviii)      Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04)
(15)

  (xix)      Form of Contract Schedule [Class AA, B, C, L, VA or XC] 7028-2
(7/04) (16)

  (xx)      Individual Retirement Annuity Endorsement 7023.1 (9/02) (16)

  (xxi)      Roth Individual Retirement Annuity Endorsement 7024.1 (9/02) (16)

  (xxii)      401(a)/403(a) Plan Endorsement 7026.1 (9/02) (16)

  (xxiii)      Tax Sheltered Annuity Endorsement 7026.1 (9/02) (16)


  (xxiv)      Simple Individual Retirement Annuity Endorsement 7276 (9/02) (16)

  (xxv) Form of Guaranteed Miminimum Income Benefit Rider (GMIB Plus or GMIB III) 7018-2(5/05) (17)

  (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 7013-1 (5/05) (17)

  (xxvii)      Form of Three Month Market Entry Rider 7013-1 (5/05) (17)

  (xxviii)      Form of Contract Schedule 7028-3 (5/05) (17)


5.   (i)
     Form of Variable Annuity Application (7)


  (ii) Form of Variable Annuity Application Class L: [Class VA 7029 (7/04) APPVA-504VA] (15)

  (iii) Form of Variabla Annuity Application [Class VA] 7029 (1/05) APPVA105VA (17)


6.   (i)
     Copy of Articles of Incorporation of the Company (8)

  (ii)      Copy of the Bylaws of the Company( 8)

7.   (i)
     Reinsurance Agreement between MetLife Investors Insurance Company and
        Metropolitan Life Insurance Company (11)

  (ii) Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd (11)

8.   (i)
     Participation Agreement Among Met Investors Series Trust, Met Investors
        Advisory Corp., Met Investors Distribution Company and MetLife Investors Insurance Company (February 12, 2001)(11)

  (ii) First Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and MetLife Investors Insurance Company (September 14, 2001)
       (11)

  (iii) Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and Cova Financial Services Life Insurance Company (effective September 1, 2000) (15)

9.     Opinion and Consent of Counsel (14)

10.   (i)
     Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)

  (ii) Consent of Counsel (Sutherland Asbill & Brennan LLP) (filed herewith)

  (iii) Consent of Counsel (MetLife Investors Insurance Company) (filed herewith)

11.     Not Applicable

12.     Agreement Governing Contribution (2)

13. Powers of Attorney for Michael K. Farrell, James P. Bossert, Susan A. Buffum, Michael R. Fanning, Hugh C. McHaffie, Richard C. Pearson, Elizabeth M. Forget, George Foulke and Jeffrey A. Tupper. (12)

(1) incorporated herein by reference to Registrant's Amendment No. 26 on Form (File Nos. 33-39100 and 811-52001) as electronically filed on April 30, 1998.

(2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 on Form N-4 (File Nos. 33-39100 and 811-05200) as electronically filed on April 29, 1999.

(3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-34741 and 811-05200) as electronically filed on May 1, 2000.

(4) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on May 1, 2001.

(5) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File Nos. 333-34741 and 811-05200) as electronically filed on November 20, 1997.

(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-34741 and 811-05200) as electronically filed on January 26, 1998.

(7) incorporated herein by reference to Registrant's N-4 (File Nos. 333-50540 and 811-05200) as electronically filed November 22, 2000.

(8) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) as electronically filed on August 29,1997.

(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File Nos. 333-52272 and 811-05200) as electronically filed on April 30, 2003.

(12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on April 27, 2004.

(13) incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April 27, 2004.

(14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (Files Nos. 333-52272 and 811-05200) as electronically filed on April 28, 2004.

(15) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-50540 and 811-05200) as electronically filed on May 19, 2004.


(16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (Files Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.

(17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (Files No.s 333-50540 and 811-05200) as electronically filed on April 26, 2005.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------      --------------------------------------
Michael K. Farrell                         Chairman of the Board, President,
22 Corporate Plaza Drive                   Chief Executive Officer and Director
Newport Beach, CA 92660
Susan A. Buffum                            Director
334 Madison Avenue
Convent Station, NJ 07961
James P. Bossert                           Executive Vice President,
22 Corporate Plaza Drive                   Chief Financial Officer and Director
Newport Beach, CA 92660
Michael R. Fanning                         Director
501 Boylston Street
Boston, MA 02116
Elizabeth M. Forget                        Director
260 Madison Avenue
New York, NY 10016
George Foulke                              Director
501 Route 22
Bridgewater, NJ 08807
Hugh C. McHaffie                           Executive Vice President and Director
501 Boylston Street
Boston, MA 02116
Kevin J. Paulson                           Senior Vice President
4700 Westown Parkway
West DesMoines, IA 50266




NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------      ----------------------------------------
Richard C. Pearson                         Executive Vice President,
22 Corporate Plaza Drive                   General Counsel, Secretary and Director
Newport Beach, CA 92660
Helayne F. Klier                           Executive Vice President
260 Madison Avenue
New York, NY 10016
Jeffrey A. Tupper                          Assistant Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660
Leonard M. Bakal                           Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Roberto Baron                              Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Debora L. Buffington                       Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660
Betty Davis                                Vice President
1125 - 17th Street
Denver, CO 80202
Brian C. Kiel                              Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807
Christopher A. Kremer                      Vice President
501 Boylston Street
Boston, MA 02116
Marian J. Zeldin                           Vice President
501 Route 22
Bridgewater, NJ 08907
Karen A. Johnson                           Vice President
501 Boylston Street
Boston, MA 02116
Deron J. Richens                           Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660
Henryk Sulikowski, Jr.                     Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Anthony J. Williamson                      Treasurer
1 Metlife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


     The Registrant is a separate account of MetLife Investors Insurance Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF MARCH 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of March 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company

Q.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

R.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

S.    Newbury Insurance Company, Limited

T.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

U.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    Soma Seguradora, S.A. (Brazil)

V.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    CRH Co., Inc. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19. P.T. MetLife Sejahtera (Indonesia)-95.21% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      20.   MetLife (India) Private Ltd. (India)

      21.   Metropolitan Marine Way Investments Limited (Canada)

      22.   MetLife Private Equity Holdings, LLC (DE)

      23. Sino-US MetLife Insurance Company, Ltd (China)- 50% of Sino-US MetLife Insurance Company is held by Metropolitan Life Insurance Company

      24.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      25.   Metropolitan Realty Management, Inc. (DE)

      26.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      27.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      28.   Bond Trust Account A (MA)

      29.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

                        (a)   MetLife Capital CFLI Leasing, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      30.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

                  (1)   Hereford Insurance Agency, Inc. (MA)

            c)    Omega Reinsurance Corporation (AZ)

      31.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                  (3)   Reinsurance Group of America, Incorporated (MO)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                              (ii) Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii)RGA Holdings Limited (U.K.) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (ix) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (x)   RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xi) General American Argentina Seguros de Vida, S.A. (Argentina)

                              (xii) Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xiii)RGA Technology Partners, Inc. (MO)

                              (xiv) RGA International Reinsurance Company
                                    (Ireland)

      32.   Corporate Real Estate Holdings, LLC (DE)

      33. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      34.   Tower Resources Group, Inc. (DE)

      35.   Headland Development Corporation (CA)

      36.   Headland - Pacific Palisades, LLC (CA)

      37.   Headland Properties Associates (CA)

      38.   Krisman, Inc. (MO)

      39.   Special Multi-Asset Receivables Trust (DE)

      40.   White Oak Royalty Company (OK)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

6) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of February 28, 2005, for Class L (3 year) contracts, there were 6,670 qualified contract owners and 5,648 non-qualified contract owners; and for Class L-4 Year contracts, there were 487 qualified contract owners and 450 non-qualified contract owners.


ITEM 28. INDEMNIFICATION

     The Bylaws of the Company (Article IV, Section 1) provide that:

     Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


      Met Investors Series Trust
          MetLife Investors USA Separate Account A
          MetLife Investors Variable Annuity Account Five
          MetLife Investors Variable Life Account One
          MetLife Investors Variable Life Account Five
          First MetLife Investors Variable Annuity Account One
          General American Separate Account Eleven
          General American Separate Account Twenty-Eight
          General American Separate Account Twenty-Nine
          General American Separate Account Two
          Security Equity Separate Account Twenty-Six
          Security Equity Separate Account Twenty-Seven
          Separate Account A of Paragon Life
          Separate Account B of Paragon Life
          Separate Account C of Paragon Life
          Separate Account D of Paragon Life


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.



NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------      ---------------------------------------
Michael K. Farrell                         Director
22 Corporate Plaza Drive
Newport Beach, CA 92660





NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------      ---------------------------------------
Craig W. Markham                           Director
13045 Tesson Ferry Road
St. Louis, MO 63128
William J. Toppeta                         Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City NY 11101
Leslie Sutherland                          President
1 Metlife Plaza
Long Island City NY 11101
Timothy A. Spangenberg                     Executive Vice President,
13045 Tesson Ferry Road                    Chief Financial Officer
St. Louis, MO 63128
Elizabeth M. Forget                        Executive Vice President,
260 Madison Avenue                         Chief Marketing Officer
New York, NY 10016
Edward C. Wilson                           Executive Vice President,
22 Corporate Plaza Drive                   Chief Distribution Officer
Newport Beach, CA 92660
Paul A. LaPiana                            Executive Vice President,
22 Corporate Plaza Drive                   Life Insurance Distribution Division
Newport Beach, CA 92660
Helayne F. Klier                           Executive Vice President
260 Madison Avenue
New York, NY 10016
Richard C. Pearson                         Executive Vice President,
22 Corporate Plaza Drive                   General Counsel, Secretary
Newport Beach, CA 92660
Anthony J. Williamson                      Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City NY 11101
Charles M. Deuth                           Vice President, National Accounts
22 Corporate Plaza Drive                   and Director
Newport Beach, CA 92660
Deborah L. Buffington                      Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660


  (c) Compensation From the Registrant: The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                   (1)                                (2)                   (3)                 (4)                (5)
                                                Net Underwriting
                                                 Discounts And          Compensation         Brokerage            Other
Name of Principal Underwriter                     Commissions          On Redemption        Commissions        Compensation
-----------------------------------------      -----------------      ---------------      -------------      -------------
 MetLife Investors Distribution Company           $80,238,318              $0                  $0                 $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a) Registrant

     (b) Metlife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

     (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110

     (d) MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660

     (e) MetLife Investors Insurance Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660


     (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607

     (g) MetLife, 501 Boylston Street, Boston, MA 02116

     (h) MetLife, 200 Park Avenue, New York, NY 10166


ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                REPRESENTATIONS

     The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Newport Beach and State of California on this 25th day of April 2005.



        METLIFE INVESTORS VARIABLE ANNUITY
        ACCOUNT ONE
        (Registrant)
        By:        METLIFE INVESTORS INSURANCE COMPANY
        By:        /s/ Michael K. Farrell
                   ----------------------------------------
                   Michael K. Farrell
                   President and Chief Executive Officer
        METLIFE INVESTORS INSURANCE COMPANY
        (Depositor)
        By:        /s/ Michael K. Farrell
                   ----------------------------------------
                   Michael K. Farrell
                   President and Chief Executive Officer


     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 25, 2005.



/s/ Michael K. Farrell*
--------------------------------        Chairman of the Board, Chief Executive Officer,
Michael K. Farrell                      President and Director
/s/ James P. Bossert*                   Executive Vice President and Chief Financial Officer
--------------------------------
                                        (Principal Accounting Officer) and Director
James P. Bossert
/s/ Susan A. Buffum*                    Director
--------------------------------
Susan A. Buffum
/s/ Michael R. Fanning*                 Director
--------------------------------
Michael R. Fanning
/s/ Elizabeth M. Forget*                Director
--------------------------------
Elizabeth M. Forget
/s/ George Foulke*                      Director
--------------------------------
George Foulke
/s/ Hugh C. McHaffie*                   Director
--------------------------------
Hugh C. McHaffie
/s/ Richard C. Pearson*                 Director
--------------------------------
Richard C. Pearson
/s/ Jeffrey A. Tupper*                  Director
--------------------------------
Jeffrey A. Tupper



        *By:        /s/ Michele H. Abate
                    ----------------------------------------
                    Michele H. Abate, Attorney-In-Fact
                    April 25, 2005


* Metlife Investors Insurance Company, Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4 (File Nos. 333-50540/811-05200) filed as Exhibit 14 on April 27, 2004.

                               INDEX TO EXHIBITS

10(i)      Consent of Independent Registered Public Accounting Firm (Deloitte &
Touche LLP)

10(ii)      Consent of Counsel (Sutherland Asbill & Brennan LLP)

10(iii)      Consent of Counsel (Metlife Investors Insurance Company)